Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.0%):
Activision Blizzard, Inc.	1,400	$130,200
Alphabet, Inc., Class A (a)	67	138,189
Altice USA, Inc., Class A (a)	3,658	118,995
Cable One, Inc.	69	126,157
Charter Communications, Inc., Class A (a)	243	149,935
Comcast Corp., Class A	2,981	161,301
Discovery, Inc., Class A (a)(b)	1,789	77,750
DISH Network Corp., Class A (a)	3,223	116,673
Electronic Arts, Inc.	1,080	146,199
Facebook, Inc., Class A (a)	416	122,524
Fox Corp., Class A	2,879	103,961
Liberty Broadband Corp., Class C (a)	964	144,745
Netflix, Inc. (a)	166	86,596
Omnicom Group, Inc.	1,558	115,526
Sirius XM Holdings, Inc. (b)	21,975	133,828
Take-Two Interactive Software, Inc. (a)	684	120,863
The Interpublic Group of Cos., Inc.	4,079	119,107
The New York Times Co., Class A	2,440	123,513
T-Mobile U.S., Inc. (a)	1,274	159,619
Verizon Communications, Inc.	4,611	268,130
ViacomCBS, Inc., Class B	1,471	66,342
		2,730,153
Consumer Discretionary (10.0%):
Advance Auto Parts, Inc.	889	163,123
Amazon.com, Inc. (a)	39	120,669
Aptiv PLC (a)	716	98,736
AutoZone, Inc. (a)	152	213,454
Best Buy Co., Inc.	1,196	137,313
Booking Holdings, Inc. (a)	41	95,523
BorgWarner, Inc.	2,406	111,542
Bright Horizons Family Solutions, Inc. (a)	649	111,271
CarMax, Inc. (a)	914	121,251
Chipotle Mexican Grill, Inc. (a)	90	127,874
D.R. Horton, Inc.	1,267	112,915
Deckers Outdoor Corp. (a)	341	112,673
Dollar General Corp.	1,026	207,888
Dollar Tree, Inc. (a)	1,349	154,407
Domino’s Pizza, Inc.	469	172,494
eBay, Inc.	2,139	130,993
Etsy, Inc. (a)	303	61,106
Five Below, Inc. (a)	600	114,474
Floor & Decor Holdings, Inc., Class A (a)	989	94,430
Garmin Ltd.	1,399	184,458
General Motors Co. (a)	1,823	104,750
Gentex Corp.	4,628	165,082
Genuine Parts Co.	1,331	153,850
Hasbro, Inc.	1,322	127,071
L Brands, Inc. (a)	1,083	66,994
Lear Corp.	657	119,081
Lennar Corp., Class A	1,125	113,884
Lithia Motors, Inc., Class A	203	79,188
LKQ Corp. (a)	2,729	115,519
Lowe’s Cos., Inc.	872	165,837
McDonald’s Corp.	1,091	244,537
Mohawk Industries, Inc. (a)	433	83,270
NIKE, Inc., Class B	1,063	141,262
NVR, Inc. (a)	25	117,773
O’Reilly Automotive, Inc. (a)	393	199,349
Peloton Interactive, Inc., Class A (a)	491	55,208
Pool Corp.	335	115,655
PulteGroup, Inc.	2,141	112,274
RH (a)	178	106,195
Ross Stores, Inc.	853	102,283

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Service Corp. International	3,078	$157,132
Starbucks Corp.	1,324	144,673
Target Corp. (c)	856	169,548
Tesla, Inc. (a)	80	53,434
The Home Depot, Inc.	702	214,285
The TJX Cos., Inc.	1,781	117,813
Tractor Supply Co.	864	152,997
Ulta Beauty, Inc. (a)	306	94,606
Vail Resorts, Inc. (a)	356	103,831
Wayfair, Inc., Class A (a)(b)	208	65,468
Whirlpool Corp.	597	131,549
Williams-Sonoma, Inc.	768	137,626
Yum! Brands, Inc.	1,818	196,671
		6,875,289
Consumer Staples (9.0%):
Altria Group, Inc.	3,953	202,236
Archer-Daniels-Midland Co.	2,769	157,833
Brown-Forman Corp., Class B	2,367	163,252
Bunge Ltd.	1,693	134,204
Campbell Soup Co.	3,672	184,591
Church & Dwight Co., Inc.	2,329	203,438
Colgate-Palmolive Co.	3,535	278,664
Conagra Brands, Inc.	4,983	187,361
Constellation Brands, Inc., Class A	631	143,868
Costco Wholesale Corp.	667	235,105
Darling Ingredients, Inc. (a)	1,472	108,310
General Mills, Inc.	3,486	213,762
Hormel Foods Corp.	4,137	197,666
Kellogg Co.	3,485	220,601
Keurig Dr Pepper, Inc.	6,693	230,038
Kimberly-Clark Corp.	1,683	234,021
Lamb Weston Holdings, Inc.	1,242	96,230
McCormick & Co., Inc.	2,199	196,063
Mondelez International, Inc., Class A	4,106	240,323
Monster Beverage Corp. (a)	1,892	172,342
PepsiCo, Inc.	1,791	253,338
Philip Morris International, Inc.	1,957	173,664
The Boston Beer Co., Inc., Class A (a)	70	84,440
The Clorox Co.	834	160,862
The Coca-Cola Co.	3,630	191,337
The Estee Lauder Cos., Inc.	504	146,588
The Hershey Co.	1,465	231,704
The J.M. Smucker Co. (b)	1,463	185,113
The Kraft Heinz Co.	4,171	166,840
The Kroger Co.	4,559	164,078
The Procter & Gamble Co.	2,105	285,080
Tyson Foods, Inc., Class A	1,982	147,263
Walmart, Inc.	1,399	190,026
		6,180,241
Energy (0.5%):
Kinder Morgan, Inc.	8,211	136,712
ONEOK, Inc.	1,645	83,336
The Williams Cos., Inc.	4,695	111,225
		331,273
Financials (15.6%):
Aflac, Inc.	2,659	136,088
Alleghany Corp. (a)	193	120,874
Ally Financial, Inc.	2,191	99,055
American Express Co.	743	105,091
American Financial Group, Inc.	865	98,697
Ameriprise Financial, Inc.	538	125,058
Aon PLC, Class A	712	163,838
Apollo Global Management, Inc.	2,137	100,460
Arch Capital Group Ltd. (a)	3,353	128,655

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Ares Management Corp., Class A	3,057	$171,284
Arthur J. Gallagher & Co.	1,593	198,759
Athene Holding Ltd., Class A (a)	1,911	96,314
Bank of America Corp.	3,093	119,668
Berkshire Hathaway, Inc., Class B (a)	850	217,150
BlackRock, Inc.	229	172,656
Brown & Brown, Inc.	3,941	180,143
Capital One Financial Corp.	752	95,677
Cboe Global Markets, Inc.	1,316	129,876
Chubb Ltd.	820	129,535
Cincinnati Financial Corp.	1,034	106,595
Citigroup, Inc.	1,463	106,433
Citizens Financial Group, Inc.	1,821	80,397
CME Group, Inc.	729	148,884
Comerica, Inc.	1,102	79,057
Commerce Bancshares, Inc.	1,713	131,234
Discover Financial Services	900	85,491
East West Bancorp, Inc.	1,126	83,099
Erie Indemnity Co., Class A (b)	673	148,672
Everest Re Group Ltd.	545	135,056
FactSet Research Systems, Inc.	425	131,151
Fidelity National Financial, Inc.	3,455	140,480
Fifth Third Bancorp	2,511	94,037
First Horizon Corp.	4,974	84,110
First Republic Bank	835	139,237
Franklin Resources, Inc.	3,881	114,878
Globe Life, Inc.	1,362	131,610
Huntington Bancshares, Inc.	5,357	84,212
Interactive Brokers Group, Inc.	1,777	129,792
Intercontinental Exchange, Inc.	1,673	186,840
Invesco Ltd.	3,922	98,913
JPMorgan Chase & Co.	819	124,676
KeyCorp	4,055	81,019
KKR & Co., Inc.	2,638	128,866
Lincoln National Corp.	1,172	72,980
LPL Financial Holdings, Inc.	820	116,571
M&T Bank Corp.	518	78,534
Markel Corp. (a)	126	143,592
MarketAxess Holdings, Inc.	218	108,547
Marsh & McLennan Cos., Inc.	1,704	207,548
MetLife, Inc.	1,901	115,562
Moody’s Corp.	570	170,208
Morgan Stanley	1,575	122,315
Morningstar, Inc.	640	144,026
MSCI, Inc.	281	117,818
Nasdaq, Inc.	1,240	182,849
Northern Trust Corp.	1,216	127,814
Principal Financial Group, Inc.	1,669	100,073
Raymond James Financial, Inc.	1,011	123,908
Regions Financial Corp.	4,062	83,921
Reinsurance Group of America, Inc.	660	83,193
RenaissanceRe Holdings Ltd.	884	141,661
S&P Global, Inc.	454	160,203
Santander Consumer USA Holdings, Inc.	3,824	103,477
SEI Investments Co.	2,422	147,572
Signature Bank	335	75,744
State Street Corp.	1,440	120,974
SVB Financial Group (a)	201	99,226
Synchrony Financial	2,337	95,022
T. Rowe Price Group, Inc.	933	160,103
The Allstate Corp.	1,612	185,219
The Bank of New York Mellon Corp.	2,747	129,906
The Blackstone Group, Inc., Class A	2,229	166,127
The Carlyle Group, Inc.	3,779	138,916
The Charles Schwab Corp.	1,799	117,259
The Goldman Sachs Group, Inc.	378	123,606
The Hartford Financial Services Group, Inc.	2,070	138,255

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The PNC Financial Services Group, Inc.	664	$116,472
The Progressive Corp.	1,801	172,194
The Travelers Cos., Inc.	958	144,083
Tradeweb Markets, Inc., Class A	1,737	128,538
Truist Financial Corp.	1,692	98,677
U.S. Bancorp	2,117	117,091
W.R. Berkley Corp.	1,977	148,967
Wells Fargo & Co.	2,609	101,934
Western Alliance Bancorp	814	76,874
Zions Bancorp NA	1,396	76,724
		10,747,900
Health Care (13.7%):
Abbott Laboratories	1,328	159,148
AbbVie, Inc.	1,528	165,360
ABIOMED, Inc. (a)	341	108,687
Agilent Technologies, Inc.	1,467	186,515
Align Technology, Inc. (a)	122	66,067
Amedisys, Inc. (a)	469	124,187
Amgen, Inc.	676	168,196
Anthem, Inc.	391	140,349
Avantor, Inc. (a)	3,841	111,120
Baxter International, Inc.	2,315	195,248
Becton, Dickinson & Co.	707	171,907
Biogen, Inc. (a)	213	59,587
BioMarin Pharmaceutical, Inc. (a)	991	74,830
Bio-Rad Laboratories, Inc., Class A (a)	199	113,663
Bio-Techne Corp.	311	118,780
Bruker Corp.	2,148	138,073
Cardinal Health, Inc.	2,474	150,296
Catalent, Inc. (a)	1,010	106,363
Centene Corp. (a)	1,881	120,215
Cerner Corp.	2,475	177,903
Charles River Laboratories International, Inc. (a)	452	131,003
Cigna Corp.	522	126,188
CVS Health Corp.	2,126	159,939
Danaher Corp.	756	170,160
DaVita, Inc. (a)	1,336	143,981
Denali Therapeutics, Inc. (a)	704	40,198
DexCom, Inc. (a)	237	85,175
Edwards Lifesciences Corp. (a)	1,661	138,926
Eli Lilly & Co.	507	94,718
Encompass Health Corp.	1,712	140,213
Gilead Sciences, Inc. (c)	2,772	179,155
HCA Healthcare, Inc.	629	118,466
Henry Schein, Inc. (a)	1,925	133,287
Hologic, Inc. (a)	1,510	112,314
Horizon Therapeutics PLC (a)	813	74,829
Humana, Inc.	384	160,992
IDEXX Laboratories, Inc. (a)	238	116,456
Illumina, Inc. (a)	224	86,029
Insulet Corp. (a)	376	98,106
Intuitive Surgical, Inc. (a)	174	128,576
IQVIA Holdings, Inc. (a)	741	143,117
Jazz Pharmaceuticals PLC (a)	658	108,155
Johnson & Johnson (c)	1,413	232,226
Laboratory Corp. of America Holdings (a)	604	154,038
Masimo Corp. (a)	517	118,734
Medtronic PLC	1,270	150,025
Merck & Co., Inc.	2,691	207,449
Mettler-Toledo International, Inc. (a)	132	152,551
Molina Healthcare, Inc. (a)	472	110,335
Neurocrine Biosciences, Inc. (a)	822	79,940
Novocure Ltd. (a)	485	64,107
PerkinElmer, Inc.	959	123,030
Pfizer, Inc.	4,582	166,006
PPD, Inc. (a)	3,398	128,580
Quest Diagnostics, Inc.	1,325	170,051

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	277	$131,060
Repligen Corp. (a)	462	89,817
ResMed, Inc.	686	133,098
Seagen, Inc. (a)	576	79,983
STERIS PLC	931	177,337
Stryker Corp.	568	138,353
Syneos Health, Inc. (a)	1,409	106,873
Teleflex, Inc.	356	147,904
The Cooper Cos., Inc.	372	142,881
Thermo Fisher Scientific, Inc.	321	146,498
UnitedHealth Group, Inc.	461	171,523
Universal Health Services, Inc., Class B	844	112,581
Veeva Systems, Inc., Class A (a)	385	100,577
Vertex Pharmaceuticals, Inc. (a)	496	106,585
Waters Corp. (a)	499	141,801
West Pharmaceutical Services, Inc.	507	142,862
Zoetis, Inc.	1,104	173,858
		9,447,140
Industrials (17.3%):
3M Co.	931	179,384
Advanced Drainage Systems, Inc.	735	75,992
AGCO Corp.	829	119,086
Allegion PLC	1,201	150,870
AMERCO, Inc.	256	156,826
AMETEK, Inc.	1,376	175,757
AO Smith Corp.	2,242	151,582
Builders FirstSource, Inc. (a)	1,801	83,512
C.H. Robinson Worldwide, Inc.	1,548	147,726
Carlisle Cos., Inc.	958	157,668
Carrier Global Corp.	3,238	136,708
Caterpillar, Inc.	587	136,108
Cintas Corp.	444	151,542
Copart, Inc. (a)	1,400	152,054
CoStar Group, Inc. (a)(c)	144	118,352
CSX Corp.	1,698	163,721
Cummins, Inc.	588	152,357
Deere & Co.	378	141,425
Dover Corp.	1,396	191,433
Eaton Corp. PLC	1,105	152,799
Emerson Electric Co.	1,534	138,397
Enphase Energy, Inc. (a)	294	47,675
Equifax, Inc.	851	154,142
Expeditors International of Washington, Inc.	1,991	214,411
Fastenal Co.	3,528	177,388
FedEx Corp.	443	125,830
Fortive Corp.	2,258	159,505
Fortune Brands Home & Security, Inc.	1,447	138,652
Generac Holdings, Inc. (a)	274	89,721
General Dynamics Corp.	979	177,747
General Electric Co.	7,433	97,595
Graco, Inc.	2,525	180,841
HEICO Corp.	945	118,881
Honeywell International, Inc.	722	156,725
Howmet Aerospace, Inc. (a)	2,775	89,161
Hubbell, Inc.	859	160,539
IAA, Inc. (a)	2,116	116,676
IDEX Corp.	803	168,084
Illinois Tool Works, Inc.	890	197,154
J.B. Hunt Transport Services, Inc.	994	167,062
Jacobs Engineering Group, Inc.	1,206	155,899
Johnson Controls International PLC	2,782	166,002
Kansas City Southern	667	176,034
L3Harris Technologies, Inc.	793	160,725
Lennox International, Inc.	542	168,881
Lockheed Martin Corp.	520	192,140
Masco Corp.	2,834	169,756

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Nordson Corp.	765	$151,990
Norfolk Southern Corp.	600	161,112
Northrop Grumman Corp.	553	178,973
Old Dominion Freight Line, Inc.	674	162,036
Otis Worldwide Corp.	2,629	179,955
PACCAR, Inc.	1,645	152,853
Parker-Hannifin Corp.	403	127,118
Quanta Services, Inc.	1,415	124,492
Republic Services, Inc. (c)	2,325	230,989
Robert Half International, Inc.	1,292	100,866
Rockwell Automation, Inc.	624	165,635
Rollins, Inc.	3,894	134,031
Roper Technologies, Inc.	408	164,563
Snap-on, Inc.	618	142,597
Stanley Black & Decker, Inc.	848	169,320
Teledyne Technologies, Inc. (a)	332	137,332
Textron, Inc.	1,929	108,178
The Middleby Corp. (a)	577	95,638
The Toro Co.	1,896	195,553
Trane Technologies PLC	944	156,289
TransDigm Group, Inc. (a)	193	113,469
TransUnion	1,509	135,810
Trex Co., Inc. (a)(b)	1,085	99,321
Union Pacific Corp.	734	161,781
United Parcel Service, Inc., Class B	783	133,102
United Rentals, Inc. (a)	292	96,159
Verisk Analytics, Inc.	995	175,807
W.W. Grainger, Inc.	445	178,413
Waste Management, Inc.	1,891	243,977
Watsco, Inc.	506	131,940
Westinghouse Air Brake Technologies Corp.	1,432	113,357
XPO Logistics, Inc. (a)	828	102,092
Xylem, Inc.	1,440	151,459
		11,836,732
Information Technology (16.3%):
Accenture PLC, Class A	614	169,618
Adobe, Inc. (a)	254	120,744
Advanced Micro Devices, Inc. (a)	941	73,869
Akamai Technologies, Inc. (a)	1,329	135,425
Amphenol Corp., Class A	1,352	89,191
Analog Devices, Inc.	906	140,503
ANSYS, Inc. (a)	345	117,148
Apple, Inc.	893	109,080
Applied Materials, Inc.	828	110,621
Arista Networks, Inc. (a)	399	120,454
Aspen Technology, Inc. (a)	579	83,567
Autodesk, Inc. (a)	421	116,680
Automatic Data Processing, Inc.	876	165,100
Black Knight, Inc. (a)	2,020	149,460
Booz Allen Hamilton Holding Corp.	1,871	150,672
Broadcom, Inc.	297	137,707
Broadridge Financial Solutions, Inc.	1,295	198,264
Cadence Design Systems, Inc. (a)	867	118,770
CDW Corp.	795	131,771
Ciena Corp. (a)	1,907	104,351
Cisco Systems, Inc.	3,410	176,331
Citrix Systems, Inc.	896	125,763
Cognex Corp.	1,503	124,734
Cognizant Technology Solutions Corp., Class A	2,043	159,599
Corning, Inc.	3,484	151,589
Dell Technologies, Inc., Class C (a)	1,548	136,456
Dolby Laboratories, Inc., Class A	1,572	155,187
Dynatrace, Inc. (a)	1,524	73,518
Entegris, Inc.	1,018	113,812
EPAM Systems, Inc. (a)	323	128,131
F5 Networks, Inc. (a)	658	137,272
Fair Isaac Corp. (a)	250	121,513

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Fidelity National Information Services, Inc.	1,029	$144,688
First Solar, Inc. (a)	878	76,649
Fiserv, Inc. (a)	1,145	136,301
FleetCor Technologies, Inc. (a)	375	100,736
Fortinet, Inc. (a)	633	116,738
Gartner, Inc. (a)	672	122,674
Global Payments, Inc.	623	125,584
HP, Inc.	4,519	143,478
II-VI, Inc. (a)	934	63,858
Intel Corp.	1,705	109,120
International Business Machines Corp.	1,168	155,648
Intuit, Inc.	333	127,559
IPG Photonics Corp. (a)	507	106,947
Jack Henry & Associates, Inc.	905	137,307
Keysight Technologies, Inc. (a)	1,005	144,117
KLA Corp.	323	106,719
Lam Research Corp.	167	99,405
Leidos Holdings, Inc.	1,500	144,420
Manhattan Associates, Inc. (a)	939	110,220
Marvell Technology Group Ltd.	2,051	100,458
Mastercard, Inc., Class A	347	123,549
Microchip Technology, Inc.	696	108,033
Micron Technology, Inc. (a)	1,126	99,324
Microsoft Corp. (c)	596	140,519
MKS Instruments, Inc.	582	107,914
Monolithic Power Systems, Inc.	247	87,243
Motorola Solutions, Inc.	864	162,475
NetApp, Inc.	1,564	113,656
NVIDIA Corp.	172	91,836
NXP Semiconductors NV	614	123,623
ON Semiconductor Corp. (a)	2,425	100,904
Oracle Corp.	2,824	198,160
Paychex, Inc.	1,868	183,100
Paycom Software, Inc. (a)	256	94,735
Paylocity Holding Corp. (a)	505	90,814
PayPal Holdings, Inc. (a)	381	92,522
PTC, Inc. (a)	737	101,448
Qorvo, Inc. (a)	532	97,196
QUALCOMM, Inc.	708	93,874
salesforce.com, Inc. (a)	406	86,019
Seagate Technology PLC (b)	1,643	126,100
ServiceNow, Inc. (a)(c)	202	101,022
Skyworks Solutions, Inc.	565	103,666
Square, Inc., Class A (a)	310	70,386
SS&C Technologies Holdings, Inc.	2,429	169,714
Synopsys, Inc. (a)	482	119,430
TE Connectivity Ltd.	1,134	146,411
Teradyne, Inc.	772	93,937
Texas Instruments, Inc.	885	167,257
The Trade Desk, Inc., Class A (a)	83	54,088
The Western Union Co.	5,954	146,826
Trimble, Inc. (a)	1,696	131,932
Tyler Technologies, Inc. (a)	335	142,218
Universal Display Corp.	535	126,672
VeriSign, Inc. (a)	853	169,542
Visa, Inc., Class A	746	157,951
VMware, Inc., Class A (a)(b)	927	139,467
Western Digital Corp.	1,169	78,031
Zebra Technologies Corp. (a)	235	114,017
Zoom Video Communications, Inc., Class A (a)	135	43,374
		11,218,511
Materials (5.5%):
Air Products & Chemicals, Inc.	530	149,110
Albemarle Corp.	497	72,617
AptarGroup, Inc.	1,411	199,897
Avery Dennison Corp.	744	136,636

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Ball Corp.	1,856	$157,277
Celanese Corp.	910	136,327
CF Industries Holdings, Inc.	2,118	96,115
Corteva, Inc.	2,626	122,424
Crown Holdings, Inc.	1,435	139,252
Dow, Inc.	1,737	111,064
Eastman Chemical Co.	1,060	116,727
FMC Corp.	1,409	155,849
Freeport-McMoRan, Inc. (a)	2,302	75,805
International Flavors & Fragrances, Inc.	864	120,623
International Paper Co.	2,430	131,390
LyondellBasell Industries NV, Class A	857	89,171
Martin Marietta Materials, Inc.	334	112,164
Newmont Corp.	2,225	134,101
Nucor Corp.	1,876	150,587
Packaging Corp. of America	1,067	143,490
PPG Industries, Inc.	1,089	163,633
Reliance Steel & Aluminum Co.	1,005	153,051
RPM International, Inc.	2,136	196,191
Steel Dynamics, Inc.	2,340	118,778
The Mosaic Co.	2,474	78,203
The Scotts Miracle-Gro Co.	512	125,425
The Sherwin-Williams Co.	258	190,407
Vulcan Materials Co.	684	115,425
Westlake Chemical Corp.	1,258	111,698
		3,803,437
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	1,275	100,866
eXp World Holdings, Inc. (a)(b)	746	33,980
Jones Lang LaSalle, Inc. (a)	502	89,878
		224,724
Utilities (7.3%):
Alliant Energy Corp.	4,152	224,873
Ameren Corp.	2,710	220,486
American Electric Power Co., Inc. (c)	2,514	212,936
American Water Works Co., Inc.	1,317	197,445
Atmos Energy Corp.	1,983	196,019
CMS Energy Corp.	3,649	223,392
Consolidated Edison, Inc. (c)	2,767	206,972
DTE Energy Co.	1,396	185,863
Duke Energy Corp. (c)	2,058	198,659
Edison International	2,677	156,872
Entergy Corp.	1,830	182,030
Essential Utilities, Inc.	3,823	171,079
Evergy, Inc. (c)	2,759	164,243
Eversource Energy (c)	2,317	200,629
Exelon Corp.	4,080	178,459
FirstEnergy Corp.	2,857	99,109
NextEra Energy, Inc. (c)	2,152	162,713
NRG Energy, Inc.	3,457	130,433
Pinnacle West Capital Corp.	2,290	186,292
PPL Corp.	5,976	172,348
Public Service Enterprise Group, Inc.	2,929	176,355
Sempra Energy	1,295	171,691
The AES Corp.	4,219	113,111
The Southern Co. (c)	3,264	202,890
UGI Corp.	3,277	134,390
Vistra Corp.	5,302	93,739
WEC Energy Group, Inc. (c)	2,438	228,172
Xcel Energy, Inc. (c)	3,166	210,571
		5,001,771

Total Common Stocks (Cost $48,748,049)		68,397,171

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Investment Companies (0.5%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (d)	345,946	$345,946
Total Investment Companies (Cost $345,946)		345,946
Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.05% (d)	19,840	19,840
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	510,933	510,933
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	9,901	9,901
JPMorgan Prime Money Market Fund, Capital Shares, 0.10% (d)	78,950	78,950
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	354,974	354,974
Total Collateral for Securities Loaned (Cost $974,598)		974,598
Total Investments (Cost $50,068,593) — 101.4%		69,717,715
Liabilities in excess of other assets — (1.4)%		(930,033)
NET ASSETS - 100.00%		$68,787,682

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	6/18/21	$585,387	$595,110	$9,723

	Total unrealized appreciation				$9,723
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$9,723

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (83.7%)
Australia (0.7%):
Communication Services (0.2%):
Telstra Corp. Ltd.	681,916	$1,765,371

Consumer Staples (0.2%):
Coles Group Ltd.	139,408	1,699,682

Materials (0.3%):
Fortescue Metals Group Ltd.	48,883	744,859
Rio Tinto Ltd.	13,183	1,113,968
		1,858,827
		5,323,880
Austria (0.1%):
Energy (0.1%):
OMV AG	18,619	943,475

Bermuda (0.5%):
Consumer Staples (0.2%):
Bunge Ltd.	19,721	1,563,284

Financials (0.3%):
Everest Re Group Ltd.	6,347	1,572,850
Invesco Ltd.	45,700	1,152,554
		2,725,404
		4,288,688
Brazil (1.1%):
Consumer Discretionary (0.2%):
Petrobras Distribuidora SA	338,600	1,328,433

Health Care (0.1%):
Hypera SA	204,700	1,165,007

Industrials (0.1%):
CCR SA	548,300	1,258,735

Materials (0.2%):
Vale SA	76,000	1,323,001

Utilities (0.5%):
Centrais Eletricas Brasileiras SA	142,200	865,899
Cia de Saneamento Basico do Estado de Sao Paulo	182,400	1,335,290
Engie Brasil Energia SA	229,900	1,708,758
		3,909,947
		8,985,123
Canada (3.8%):
Communication Services (0.8%):
BCE, Inc. (a)	53,634	2,421,534
Rogers Communications, Inc., Class B	33,813	1,559,461
TELUS Corp. (a)(b)	105,495	2,101,504
		6,082,499
Consumer Discretionary (0.2%):
Restaurant Brands International, Inc. (b)	21,863	1,422,095

Energy (0.4%):
Enbridge, Inc.	43,633	1,589,748
TC Energy Corp.	32,024	1,468,287
		3,058,035
Financials (1.2%):
Canadian Imperial Bank of Commerce	26,835	2,627,972
Great-West Lifeco, Inc.	68,977	1,835,727
Manulife Financial Corp.	61,592	1,324,976
Power Corp. of Canada (b)	71,586	1,881,803
The Bank of Nova Scotia	32,839	2,054,757
		9,725,235
Utilities (1.2%):
Algonquin Power & Utilities Corp. (b)	115,761	1,834,303
Emera, Inc.	56,982	2,536,413

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Fortis, Inc. (b)	62,888	$2,729,234
Hydro One Ltd. (c)	103,232	2,404,776
		9,504,726
		29,792,590
Chile (0.6%):
Consumer Staples (0.2%):
Cia Cervecerias Unidas SA	151,957	1,332,568

Utilities (0.4%):
Colbun SA	7,911,079	1,538,946
Enel Americas SA	10,042,443	1,676,336
		3,215,282
		4,547,850
China (3.8%):
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	2,210,000	1,170,876
China Shenhua Energy Co. Ltd., Class H	847,000	1,751,204
PetroChina Co. Ltd., Class H	3,306,000	1,198,670
		4,120,750
Financials (2.6%):
Agricultural Bank of China Ltd., Class H (a)	4,318,000	1,730,989
Bank of China Ltd., Class H (a)	5,451,000	2,079,275
Bank of Communications Co. Ltd., Class H	3,214,000	2,049,457
China Cinda Asset Management Co. Ltd., Class H	6,914,000	1,442,358
China CITIC Bank Corp. Ltd., Class H	3,199,000	1,627,097
China Construction Bank Corp., Class H (a)	2,185,000	1,841,844
China Everbright Bank Co. Ltd., Class H	2,435,000	1,063,661
China Life Insurance Co. Ltd., Class H	510,000	1,059,918
China Minsheng Banking Corp. Ltd., Class H	2,788,500	1,619,147
GF Securities Co. Ltd., Class H	738,800	1,135,827
Industrial & Commercial Bank of China Ltd., Class H	2,355,000	1,694,018
New China Life Insurance Co. Ltd., Class H	253,100	983,368
PICC Property & Casualty Co. Ltd., Class H	1,642,000	1,428,755
The People’s Insurance Co. Group of China Ltd., Class H	3,894,000	1,266,084
		21,021,798
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	3,058,000	1,255,780

Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	1,084,000	1,395,448
Logan Group Co. Ltd.	828,000	1,398,504
		2,793,952
Utilities (0.1%):
Huaneng Power International, Inc., Class H	3,370,000	1,198,776

		30,391,056
Czech Republic (0.5%):
Financials (0.2%):
Komercni Banka A/S (d)	47,510	1,466,899

Utilities (0.3%):
CEZ A/S (a)	100,797	2,492,256
		3,959,155
Finland (0.6%):
Communication Services (0.2%):
Elisa Oyj	30,237	1,813,565

Materials (0.2%):
UPM-Kymmene Oyj	38,461	1,382,078

Utilities (0.2%):
Fortum Oyj	54,574	1,457,488
		4,653,131
France (0.7%):
Communication Services (0.2%):
Orange SA	120,726	1,485,515

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Danone SA	21,396	$1,464,383

Health Care (0.2%):
Sanofi	17,613	1,741,489

Industrials (0.1%):
Bouygues SA	29,309	1,173,857

		5,865,244
Germany (0.9%):
Communication Services (0.2%):
Deutsche Telekom AG	98,787	1,990,718

Financials (0.2%):
Allianz SE, Registered Shares	5,422	1,378,989

Materials (0.2%):
Evonik Industries AG (b)	43,472	1,538,116

Utilities (0.3%):
E.ON SE	175,290	2,042,641

		6,950,464
Hong Kong (2.4%):
Consumer Staples (0.1%):
WH Group Ltd. (c)	1,284,500	1,043,608

Financials (0.2%):
Hang Seng Bank Ltd.	77,600	1,506,909

Industrials (0.2%):
CK Hutchison Holdings Ltd.	178,500	1,426,147

Materials (0.1%):
China Resources Cement Holdings Ltd.	1,074,000	1,211,535

Real Estate (0.9%):
CK Asset Holdings Ltd.	229,500	1,397,154
Henderson Land Development Co. Ltd.	377,000	1,701,509
New World Development Co. Ltd.	248,000	1,288,330
Sino Land Co. Ltd.	878,000	1,225,360
Sun Hung Kai Properties Ltd.	99,500	1,506,672
		7,119,025
Utilities (0.9%):
CK Infrastructure Holdings Ltd.	288,500	1,719,992
CLP Holdings Ltd.	253,000	2,463,479
Power Assets Holdings Ltd. (a)	450,000	2,663,646
		6,847,117
		19,154,341
India (1.6%):
Communication Services (0.1%):
Indus Towers Ltd.	247,773	833,100

Consumer Discretionary (0.2%):
Bajaj Auto Ltd. (d)	30,630	1,541,515

Consumer Staples (0.2%):
ITC Ltd.	553,366	1,655,998

Energy (0.3%):
Bharat Petroleum Corp. Ltd.	183,281	1,076,872
Hindustan Petroleum Corp. Ltd.	363,185	1,167,555
		2,244,427
Financials (0.3%):
Power Finance Corp. Ltd.	711,290	1,109,557
REC Ltd.	636,237	1,146,084
		2,255,641

Materials (0.2%):
Ambuja Cements Ltd.	355,286	1,504,958

Utilities (0.3%):
NTPC Ltd.	885,627	1,295,947

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India Ltd.	471,020	$1,392,130
		2,688,077
		12,723,716
Indonesia (0.6%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	4,686,100	1,106,468

Consumer Staples (0.2%):
PT Indofood Sukses Makmur Tbk	3,740,900	1,704,455

Energy (0.1%):
PT United Tractors Tbk	615,200	937,549

Materials (0.1%):
PT Indocement Tunggal Prakarsa Tbk	1,187,200	1,002,433
		4,750,905
Ireland (0.2%):
Information Technology (0.2%):
Seagate Technology PLC (b)	19,145	1,469,379

Italy (0.8%):
Energy (0.2%):
Snam SpA (b)	296,224	1,642,098

Financials (0.2%):
Poste Italiane SpA (c)	111,737	1,418,884

Utilities (0.4%):
Enel SpA	146,083	1,453,009
Terna Rete Elettrica Nazionale SpA (b)	241,040	1,820,191
		3,273,200
		6,334,182
Japan (2.3%):
Communication Services (0.4%):
KDDI Corp.	54,200	1,670,166
Softbank Corp.	135,600	1,764,336
		3,434,502
Consumer Discretionary (0.2%):
Sekisui House Ltd.	77,800	1,673,716

Consumer Staples (0.2%):
Japan Tobacco, Inc.	91,300	1,754,148

Financials (0.9%):
Mitsubishi UFJ Financial Group, Inc.	275,600	1,473,913
Mizuho Financial Group, Inc.	99,200	1,434,665
MS&AD Insurance Group Holdings, Inc.	53,400	1,571,027
Sumitomo Mitsui Financial Group, Inc.	40,800	1,479,090
Tokio Marine Holdings, Inc.	24,500	1,166,140
		7,124,835
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	47,300	1,724,421

Industrials (0.2%):
Mitsubishi Corp.	59,700	1,692,668

Real Estate (0.2%):
Daiwa House Industry Co. Ltd.	39,300	1,153,577
		18,557,867
Korea, Republic Of (0.7%):
Communication Services (0.2%):
SK Telecom Co. Ltd.	5,630	1,373,021

Consumer Staples (0.2%):
KT&G Corp.	24,340	1,753,604

Financials (0.3%):
Hana Financial Group, Inc.	28,337	1,071,932
Shinhan Financial Group Co. Ltd.	37,983	1,261,660
		2,333,592
		5,460,217

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Luxembourg (0.2%):
Materials (0.2%):
Orion Engineered Carbons SA (d)	67,033	$1,321,891

Malaysia (0.8%):
Financials (0.4%):
CIMB Group Holdings Bhd	1,230,800	1,290,135
Malayan Banking Bhd (a)	936,200	1,864,667
		3,154,802

Industrials (0.2%):
Sime Darby Bhd	2,833,800	1,642,095

Utilities (0.2%):
Tenaga Nasional Bhd	691,500	1,689,592
		6,486,489
Mexico (0.7%):
Consumer Staples (0.4%):
Arca Continental SAB de CV	381,385	1,882,316
Kimberly-Clark de Mexico SAB de CV, Class A	964,976	1,649,560
		3,531,876

Industrials (0.1%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B (d)	104,521	1,092,898

Materials (0.2%):
Orbia Advance Corp. SAB de CV	504,462	1,347,210
		5,971,984
Netherlands (0.9%):
Communication Services (0.2%):
Koninklijke KPN NV	405,240	1,374,470

Consumer Staples (0.4%):
Koninklijke Ahold Delhaize NV	71,212	1,986,126
X5 Retail Group NV, GDR	44,058	1,420,284
		3,406,410

Financials (0.2%):
NN Group NV	29,444	1,436,191

Materials (0.1%):
LyondellBasell Industries NV, Class A	9,987	1,039,147
		7,256,218
Norway (0.8%):
Communication Services (0.3%):
Telenor ASA	112,785	1,987,915

Energy (0.1%):
Aker BP ASA	36,802	1,044,443

Financials (0.2%):
DNB ASA	61,278	1,307,215

Materials (0.2%):
Yara International ASA	32,536	1,695,711
		6,035,284
Philippines (0.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	40,460	1,569,270
PLDT, Inc.	58,265	1,474,322
		3,043,592
Utilities (0.2%):
Manila Electric Co.	257,930	1,446,461
		4,490,053
Portugal (0.2%):
Utilities (0.2%):
Energias de Portugal SA (b)	243,191	1,388,903

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Russian Federation (2.5%):
Communication Services (0.6%):
Mobile TeleSystems PJSC	655,830	$2,743,707
Rostelecom PJSC (a)	1,556,200	2,217,604
		4,961,311

Consumer Staples (0.2%):
Magnit PJSC	23,530	1,661,420

Energy (0.2%):
Tatneft PJSC	209,146	1,656,499

Materials (0.8%):
Alrosa PJSC	1,105,230	1,547,375
MMC Norilsk Nickel PJSC	4,714	1,480,071
Polymetal International PLC	47,124	921,813
Severstal PJSC	103,842	2,114,706
		6,063,965
Utilities (0.7%):
Federal Grid Co. Unified Energy System PJSC	763,250,000	2,192,390
Inter RAO UES PJSC	24,444,000	1,657,594
RusHydro PJSC	178,822,000	1,926,633
		5,776,617
		20,119,812
Singapore (0.7%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	995,900	1,810,013

Financials (0.5%):
DBS Group Holdings Ltd.	82,600	1,771,454
United Overseas Bank Ltd.	105,000	2,025,064
		3,796,518
		5,606,531
South Africa (1.5%):
Communication Services (0.6%):
MTN Group Ltd.	180,694	1,062,102
MultiChoice Group	160,400	1,397,921
Vodacom Group Ltd.	230,915	1,975,716
		4,435,739
Consumer Discretionary (0.2%):
Woolworths Holdings Ltd. (d)	358,803	1,202,676

Energy (0.1%):
Exxaro Resources Ltd. (b)	98,859	1,165,642

Financials (0.5%):
Absa Group Ltd.	128,295	1,096,811
FirstRand Ltd.	315,119	1,102,079
Nedbank Group Ltd.	96,084	911,606
Standard Bank Group Ltd.	120,469	1,023,527
		4,134,023
Materials (0.1%):
African Rainbow Minerals Ltd.	57,043	1,072,161

		12,010,241
Spain (0.5%):
Communication Services (0.1%):
Telefonica SA	199,391	896,357

Financials (0.1%):
Banco Bilbao Vizcaya Argentaria SA	128,767	670,965

Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	23,035	765,512

Utilities (0.2%):
Endesa SA	67,108	1,778,360
		4,111,194
Switzerland (1.1%):
Communication Services (0.3%):
Swisscom AG, Registered Shares (b)	4,475	2,401,295

Financials (0.4%):
UBS Group AG	84,745	1,311,339

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Zurich Insurance Group AG	4,220	$1,796,535
		3,107,874
Health Care (0.2%):
Novartis AG, Registered Shares	22,960	1,962,949

Materials (0.2%):
LafargeHolcim Ltd.	27,755	1,632,391
		9,104,509
Taiwan (4.0%):
Communication Services (1.0%):
Chunghwa Telecom Co. Ltd.	1,082,000	4,234,267
Far EasTone Telecommunications Co. Ltd.	1,526,000	3,431,347
		7,665,614
Financials (0.7%):
China Development Financial Holding Corp.	7,856,000	2,898,666
Sinopac Financial Holdings Co. Ltd.	6,002,000	2,712,039
		5,610,705
Industrials (0.6%):
Far Eastern New Century Corp.	1,746,000	1,854,047
Taiwan High Speed Rail Corp.	2,498,000	2,758,861
		4,612,908
Information Technology (1.1%):
Catcher Technology Co. Ltd.	218,000	1,620,429
Compal Electronics, Inc. (a)	2,617,000	2,457,719
Lite-On Technology Corp.	812,000	1,801,239
Pegatron Corp.	558,000	1,455,957
Wistron Corp.	1,112,000	1,311,573
		8,646,917
Materials (0.6%):
Asia Cement Corp.	1,431,000	2,403,633
Taiwan Cement Corp. (a)	1,674,000	2,750,056
		5,153,689
		31,689,833
Thailand (1.2%):
Communication Services (0.6%):
Advanced Info Service PCL	418,200	2,326,104
Intouch Holdings PCL	1,222,700	2,275,978
		4,602,082
Energy (0.1%):
PTT Exploration & Production PCL	321,500	1,173,859

Financials (0.3%):
Krung Thai Bank PCL	3,231,000	1,263,894
TMB Bank PCL (d)	26,331,300	1,039,874
		2,303,768
Real Estate (0.2%):
Land & Houses PCL	6,320,500	1,733,859
		9,813,568
Turkey (0.2%):
Industrials (0.2%):
Enka Insaat ve Sanayi A/S	1,316,989	1,265,667

United Kingdom (2.9%):
Communication Services (0.3%):
BT Group PLC (d)	519,591	1,108,288
Vodafone Group PLC	697,711	1,272,142
		2,380,430
Consumer Discretionary (0.1%):
Persimmon PLC	24,927	1,009,536

Consumer Staples (0.8%):
British American Tobacco PLC	38,699	1,470,751
Imperial Brands PLC	63,590	1,303,463
Tesco PLC	557,464	1,759,783

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Unilever PLC	28,215	$1,574,161
		6,108,158

Financials (0.5%):
Admiral Group PLC	40,406	1,726,736
Legal & General Group PLC	267,465	1,026,787
Phoenix Group Holdings PLC	150,534	1,521,685
		4,275,208
Health Care (0.2%):
GlaxoSmithKline PLC (a)	89,308	1,580,772

Industrials (0.2%):
BAE Systems PLC	180,230	1,254,951

Materials (0.4%):
BHP Group PLC	38,124	1,097,506
Evraz PLC (a)	122,162	972,731
Rio Tinto PLC	14,553	1,110,059
		3,180,296
Utilities (0.4%):
National Grid PLC	136,618	1,621,497
SSE PLC	66,974	1,342,699
		2,964,196
		22,753,547
United States (43.0%):
Communication Services (1.3%):
Cogent Communications Holdings, Inc. (a)	30,794	2,117,396
Omnicom Group, Inc.	18,149	1,345,748
Telephone & Data Systems, Inc.	93,961	2,157,345
The Interpublic Group of Cos., Inc.	47,517	1,387,496
Verizon Communications, Inc.	53,720	3,123,818
		10,131,803
Consumer Discretionary (1.9%):
Big Lots, Inc.	15,630	1,067,529
Ethan Allen Interiors, Inc.	58,336	1,610,657
Franchise Group, Inc. (b)	30,040	1,084,744
Genuine Parts Co.	15,508	1,792,570
Hasbro, Inc.	15,406	1,480,825
Haverty Furniture Cos., Inc.	37,705	1,402,249
Kontoor Brands, Inc.	31,444	1,525,977
PetMed Express, Inc. (a)(b)	25,100	882,892
Strategic Education, Inc.	15,399	1,415,322
Sturm Ruger & Co., Inc. (a)	22,582	1,491,993
Whirlpool Corp.	6,953	1,532,094
		15,286,852
Consumer Staples (5.9%):
Altria Group, Inc.	46,055	2,356,174
Archer-Daniels-Midland Co.	32,255	1,838,535
B&G Foods, Inc. (b)	46,673	1,449,663
Campbell Soup Co.	42,782	2,150,651
Conagra Brands, Inc.	58,057	2,182,943
General Mills, Inc.	40,616	2,490,573
Kellogg Co. (b)	40,608	2,570,486
Kimberly-Clark Corp.	19,614	2,727,327
Medifast, Inc.	5,560	1,177,719
Natural Grocers by Vitamin Cottage, Inc.	75,465	1,324,411
Nu Skin Enterprises, Inc., Class A	25,431	1,345,046
PepsiCo, Inc.	20,863	2,951,071
Philip Morris International, Inc.	22,802	2,023,449
SpartanNash Co. (b)	71,270	1,399,030
The Andersons, Inc.	44,326	1,213,646
The Coca-Cola Co.	42,288	2,229,000
The J.M. Smucker Co.	17,043	2,156,451
The Kraft Heinz Co.	48,598	1,943,920
The Procter & Gamble Co.	24,523	3,321,150
Tyson Foods, Inc., Class A	23,093	1,715,810
Universal Corp.	43,819	2,584,883
Vector Group Ltd.	114,546	1,597,917

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Weis Markets, Inc. (a)(b)	42,113	$2,380,227
		47,130,082

Energy (0.5%):
Kinder Morgan, Inc.	95,663	1,592,789
ONEOK, Inc.	19,170	971,152
The Williams Cos., Inc.	54,699	1,295,820
		3,859,761
Financials (9.8%):
American National Group, Inc.	22,967	2,477,450
Apollo Global Management, Inc.	24,896	1,170,361
Ares Management Corp., Class A	35,617	1,995,620
BGC Partners, Inc., Class A	284,420	1,373,749
Cathay General Bancorp	37,434	1,526,559
Citigroup, Inc.	17,040	1,239,660
Citizens Financial Group, Inc.	21,213	936,554
CME Group, Inc.	8,491	1,734,117
Comerica, Inc.	12,839	921,070
Community Trust Bancorp, Inc.	41,474	1,826,100
CVB Financial Corp.	75,251	1,662,295
Dime Community Bancshares, Inc.	45,590	1,374,083
Federal Agricultural Mortgage Corp., Class C	21,728	2,188,444
Federated Hermes, Inc.	58,271	1,823,882
Fidelity National Financial, Inc.	40,255	1,636,768
Fifth Third Bancorp	29,258	1,095,712
First Busey Corp.	66,227	1,698,723
First Commonwealth Financial Corp.	98,753	1,419,081
First Financial Bancorp	56,196	1,348,704
First Horizon Corp.	57,959	980,087
Flushing Financial Corp.	69,236	1,469,880
Franklin Resources, Inc.	45,216	1,338,394
Fulton Financial Corp.	85,885	1,462,622
Hope Bancorp, Inc.	100,749	1,517,280
Huntington Bancshares, Inc.	62,414	981,148
KeyCorp	47,238	943,815
Lincoln National Corp.	13,658	850,484
M&T Bank Corp.	6,035	914,966
MetLife, Inc.	22,153	1,346,681
Navient Corp.	110,207	1,577,062
Northern Trust Corp.	14,172	1,489,619
Northwest Bancshares, Inc. (a)	119,925	1,732,916
Park National Corp. (b)	11,233	1,452,427
Principal Financial Group, Inc.	19,447	1,166,042
Provident Financial Services, Inc.	73,861	1,645,623
Regions Financial Corp.	47,322	977,673
S&T Bancorp, Inc.	44,718	1,498,053
Safety Insurance Group, Inc. (a)	30,304	2,553,112
Santander Consumer USA Holdings, Inc.	44,556	1,205,685
Sculptor Capital Management, Inc.	55,856	1,222,129
Southside Bancshares, Inc. (a)	51,697	1,990,851
State Street Corp.	16,774	1,409,184
The Bank of New York Mellon Corp.	31,998	1,513,185
The Blackstone Group, Inc., Class A	25,968	1,935,395
The Carlyle Group, Inc.	44,037	1,618,800
The Hartford Financial Services Group, Inc.	24,117	1,610,774
The PNC Financial Services Group, Inc.	7,734	1,356,621
Truist Financial Corp.	19,713	1,149,662
TrustCo Bank Corp.	248,329	1,830,185
U.S. Bancorp	24,665	1,364,221
Washington Trust Bancorp, Inc.	33,163	1,712,206
WesBanco, Inc.	44,229	1,594,898
Zions Bancorp NA	16,264	893,869
		77,754,481
Health Care (2.2%):
AbbVie, Inc.	17,800	1,926,316
Amgen, Inc.	7,875	1,959,379
Cardinal Health, Inc.	28,824	1,751,058

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CVS Health Corp.	24,772	$1,863,597
Gilead Sciences, Inc. (a)	32,298	2,087,420
Merck & Co., Inc.	31,346	2,416,463
National HealthCare Corp. (a)	24,133	1,880,202
Pfizer, Inc.	53,378	1,933,885
Phibro Animal Health Corp., Class A	77,308	1,886,315
		17,704,635
Industrials (5.9%):
3M Co.	10,844	2,089,422
ACCO Brands Corp.	158,612	1,338,685
Apogee Enterprises, Inc.	36,148	1,477,730
Argan, Inc.	38,661	2,062,564
Barrett Business Services, Inc.	25,331	1,744,293
Brady Corp., Class A	39,521	2,112,397
CRA International, Inc.	25,503	1,903,544
Deluxe Corp.	28,365	1,190,195
Ennis, Inc. (a)	113,797	2,429,566
General Dynamics Corp.	11,408	2,071,237
Healthcare Services Group (b)	54,234	1,520,179
HNI Corp.	43,443	1,718,605
Kimball International, Inc., Class B	106,000	1,484,000
Knoll, Inc.	64,378	1,062,881
Lockheed Martin Corp.	6,060	2,239,170
McGrath RentCorp	24,779	1,998,426
Miller Industries, Inc.	57,729	2,666,503
Mueller Water Products, Inc., Class A	169,701	2,357,147
National Presto Industries, Inc.	17,488	1,785,000
Powell Industries, Inc.	50,955	1,725,846
Resources Connection, Inc.	141,199	1,911,835
Steelcase, Inc., Class A	82,134	1,181,908
The Gorman-Rupp Co.	55,379	1,833,599
The Greenbrier Cos., Inc.	28,845	1,362,061
United Parcel Service, Inc., Class B	9,118	1,549,969
Watsco, Inc.	5,899	1,538,164
		46,354,926
Information Technology (3.4%):
ADTRAN, Inc.	86,127	1,436,598
American Software, Inc., Class A	81,632	1,689,783
Benchmark Electronics, Inc.	63,049	1,949,475
Broadcom, Inc.	3,464	1,606,118
Cass Information Systems, Inc.	40,819	1,888,695
Cisco Systems, Inc.	39,730	2,054,438
CSG Systems International, Inc.	53,464	2,399,999
InterDigital, Inc.	34,954	2,217,831
International Business Machines Corp.	13,607	1,813,269
NetApp, Inc.	18,220	1,324,048
NVE Corp.	24,862	1,742,826
Paychex, Inc.	21,767	2,133,601
The Hackett Group, Inc.	117,310	1,922,711
The Western Union Co.	69,368	1,710,615
Xperi Holding Corp.	59,783	1,301,476
		27,191,483
Materials (2.9%):
CF Industries Holdings, Inc.	24,672	1,119,615
Compass Minerals International, Inc.	29,932	1,877,335
Dow, Inc.	20,236	1,293,890
Glatfelter Corp.	102,008	1,749,437
Greif, Inc., Class A	32,826	1,871,082
International Paper Co.	28,306	1,530,505
Kaiser Aluminum Corp.	10,985	1,213,843
Myers Industries, Inc.	82,946	1,639,013
Nucor Corp.	21,856	1,754,381
O-I Glass, Inc. (d)	95,312	1,404,899
Packaging Corp. of America	12,427	1,671,183
Schnitzer Steel Industries, Inc.	39,582	1,654,132
Schweitzer-Mauduit International, Inc.	36,095	1,767,572
SunCoke Energy, Inc.	146,828	1,029,264

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Trinseo SA	17,285	$1,100,536
		22,676,687
Real Estate (0.7%):
Kennedy-Wilson Holdings, Inc.	103,112	2,083,894
RE/MAX Holdings, Inc.	42,873	1,688,767
The RMR Group, Inc., Class A	34,802	1,420,270
		5,192,931
Utilities (8.5%):
Alliant Energy Corp.	48,373	2,619,882
American Electric Power Co., Inc. (a)	29,286	2,480,524
American States Water Co.	34,609	2,617,133
Avista Corp.	58,505	2,793,614
CMS Energy Corp.	42,520	2,603,074
Consolidated Edison, Inc. (a)	32,231	2,410,879
DTE Energy Co.	16,262	2,165,123
Duke Energy Corp. (a)	23,978	2,314,596
Edison International	31,186	1,827,500
Entergy Corp.	21,326	2,121,297
Evergy, Inc. (a)	32,150	1,913,889
Exelon Corp.	47,538	2,079,312
FirstEnergy Corp.	33,280	1,154,483
MGE Energy, Inc.	39,885	2,847,390
Northwest Natural Holding Co.	37,082	2,000,574
NorthWestern Corp.	37,017	2,413,508
NRG Energy, Inc.	40,278	1,519,689
Otter Tail Corp. (a)	54,612	2,521,436
Pinnacle West Capital Corp.	26,679	2,170,337
PPL Corp.	69,630	2,008,129
Public Service Enterprise Group, Inc.	34,127	2,054,787
Sempra Energy	15,091	2,000,765
SJW Group	35,303	2,223,736
South Jersey Industries, Inc.	72,241	1,631,202
The Southern Co. (a)	38,024	2,363,572
The York Water Co.	51,572	2,525,481
UGI Corp.	38,180	1,565,762
Unitil Corp. (a)	51,488	2,352,487
Vistra Corp.	61,771	1,092,111
WEC Energy Group, Inc. (a)	28,399	2,657,862
Xcel Energy, Inc. (a)	36,887	2,453,354
		67,503,488
		340,787,129

Total Common Stocks (Cost $615,924,614)		664,364,116

Rights (0.0%)(e)
Snam SpA , Expires 4/8/21 (b)(d)(f)(g)	218,957	—

Total Rights (Cost $–)		–

Collateral for Securities Loaned^ (2.7%)
United States (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	432,182	432,182
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (h)	11,129,687	11,129,687
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	215,680	215,680
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	1,719,768	1,719,768
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	7,732,414	7,732,414
Total Collateral for Securities Loaned (Cost $21,229,731)		21,229,731

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $637,154,345) — 86.4%
		$685,593,847
Other assets in excess of liabilities — 13.6%		107,733,986
NET ASSETS - 100.00%		$793,327,833

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $6,123,048 and amounted to 0.8% of net assets.
(d)	Non-income producing security.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(g)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2021.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1,815	6/18/21	$462,622,419	$475,157,925	$12,535,506

Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1,381	6/18/21	152,559,284	151,357,600	1,201,684
E-Mini MSCI Emerging Markets Index Futures	1,266	6/18/21	85,234,342	83,714,250	1,520,092
E-Mini Russell 2000 Index Futures	1,621	6/18/21	184,405,322	180,133,625	4,271,697
E-Mini S&P 500 Futures	3,508	6/18/21	682,032,706	695,881,960	(13,849,254)
					$(6,855,781)

	Total unrealized appreciation				$19,528,979
	Total unrealized depreciation				(13,849,254)
	Total net unrealized appreciation (depreciation)				$5,679,725

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.0%):
Activision Blizzard, Inc.	13,932	$1,295,676
Alphabet, Inc., Class A (a)	671	1,383,951
Altice USA, Inc., Class A (a)	36,409	1,184,385
Cable One, Inc.	690	1,261,568
Charter Communications, Inc., Class A (a)	2,415	1,490,103
Comcast Corp., Class A	29,678	1,605,877
Discovery, Inc., Class A (a)(b)	17,805	773,805
DISH Network Corp., Class A (a)	32,084	1,161,441
Electronic Arts, Inc.	10,747	1,454,821
Facebook, Inc., Class A (a)	4,145	1,220,827
Fox Corp., Class A	28,655	1,034,732
Liberty Broadband Corp., Class C (a)	9,601	1,441,590
Netflix, Inc. (a)	1,648	859,696
Omnicom Group, Inc.	15,507	1,149,844
Sirius XM Holdings, Inc. (b)	218,751	1,332,194
Take-Two Interactive Software, Inc. (a)	6,807	1,202,797
The Interpublic Group of Cos., Inc.	40,602	1,185,578
The New York Times Co., Class A	24,285	1,229,307
T-Mobile U.S., Inc. (a)	12,682	1,588,928
Verizon Communications, Inc.	45,902	2,669,201
ViacomCBS, Inc., Class B	14,641	660,309
		27,186,630
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	8,848	1,623,520
Amazon.com, Inc. (a)	384	1,188,127
Aptiv PLC (a)	7,126	982,675
AutoZone, Inc. (a)	1,509	2,119,089
Best Buy Co., Inc.	11,904	1,366,698
Booking Holdings, Inc. (a)	408	950,575
BorgWarner, Inc.	23,947	1,110,183
Bright Horizons Family Solutions, Inc. (a)	6,459	1,107,396
CarMax, Inc. (a)	9,098	1,206,941
Chipotle Mexican Grill, Inc. (a)	898	1,275,896
D.R. Horton, Inc.	12,616	1,124,338
Deckers Outdoor Corp. (a)	3,399	1,123,098
Dollar General Corp.	10,212	2,069,156
Dollar Tree, Inc. (a)	13,431	1,537,312
Domino’s Pizza, Inc.	4,667	1,716,476
eBay, Inc.	21,294	1,304,044
Etsy, Inc. (a)	3,014	607,833
Five Below, Inc. (a)	5,971	1,139,207
Floor & Decor Holdings, Inc., Class A (a)	9,845	940,001
Garmin Ltd.	13,924	1,835,879
General Motors Co. (a)	18,149	1,042,841
Gentex Corp.	46,074	1,643,460
Genuine Parts Co.	13,251	1,531,683
Hasbro, Inc.	13,164	1,265,324
L Brands, Inc. (a)	10,778	666,727
Lear Corp.	6,544	1,186,100
Lennar Corp., Class A	11,199	1,133,675
Lithia Motors, Inc., Class A	2,022	788,762
LKQ Corp. (a)	27,171	1,150,148
Lowe’s Cos., Inc.	8,684	1,651,523
McDonald’s Corp.	10,859	2,433,937

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	4,313	$829,433
NIKE, Inc., Class B	10,584	1,406,507
NVR, Inc. (a)	254	1,196,576
O’Reilly Automotive, Inc. (a)	3,910	1,983,348
Peloton Interactive, Inc., Class A (a)	4,891	549,944
Pool Corp.	3,332	1,150,340
PulteGroup, Inc.	21,309	1,117,444
RH (a)	1,774	1,058,368
Ross Stores, Inc.	8,490	1,018,036
Service Corp. International	30,645	1,564,427
Starbucks Corp.	13,177	1,439,851
Target Corp. (c)	8,520	1,687,556
Tesla, Inc. (a)	801	535,012
The Home Depot, Inc.	6,987	2,132,781
The TJX Cos., Inc.	17,725	1,172,509
Tractor Supply Co.	8,597	1,522,357
Ulta Beauty, Inc. (a)	3,048	942,350
Vail Resorts, Inc. (a)	3,546	1,034,226
Wayfair, Inc., Class A (a)(b)	2,076	653,421
Whirlpool Corp.	5,941	1,309,099
Williams-Sonoma, Inc. (b)	7,642	1,369,446
Yum! Brands, Inc.	18,099	1,957,950
		68,453,605
Consumer Staples (9.0%):
Altria Group, Inc.	39,353	2,013,300
Archer-Daniels-Midland Co.	27,561	1,570,977
Brown-Forman Corp., Class B	23,558	1,624,795
Bunge Ltd.	16,852	1,335,858
Campbell Soup Co.	36,557	1,837,720
Church & Dwight Co., Inc.	23,182	2,024,948
Colgate-Palmolive Co.	35,188	2,773,870
Conagra Brands, Inc.	49,608	1,865,261
Constellation Brands, Inc., Class A	6,278	1,431,384
Costco Wholesale Corp.	6,643	2,341,525
Darling Ingredients, Inc. (a)	14,653	1,078,168
General Mills, Inc.	34,705	2,128,111
Hormel Foods Corp.	41,179	1,967,533
Kellogg Co.	34,698	2,196,383
Keurig Dr Pepper, Inc.	66,623	2,289,833
Kimberly-Clark Corp.	16,759	2,330,339
Lamb Weston Holdings, Inc.	12,363	957,885
McCormick & Co., Inc.	21,887	1,951,445
Mondelez International, Inc., Class A	40,871	2,392,179
Monster Beverage Corp. (a)	18,832	1,715,407
PepsiCo, Inc.	17,828	2,521,771
Philip Morris International, Inc.	19,483	1,728,921
The Boston Beer Co., Inc., Class A (a)	698	841,983
The Clorox Co.	8,302	1,601,290
The Coca-Cola Co.	36,134	1,904,623
The Estee Lauder Cos., Inc.	5,019	1,459,776
The Hershey Co.	14,588	2,307,238
The J.M. Smucker Co.	14,562	1,842,530
The Kraft Heinz Co.	41,526	1,661,040
The Kroger Co.	45,387	1,633,478
The Procter & Gamble Co.	20,954	2,837,800
Tyson Foods, Inc., Class A	19,732	1,466,088

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	13,922	$1,891,025
		61,524,484
Energy (0.5%):
Kinder Morgan, Inc.	81,740	1,360,971
ONEOK, Inc.	16,380	829,811
The Williams Cos., Inc.	46,738	1,107,223
		3,298,005
Financials (15.6%):
Aflac, Inc.	26,465	1,354,479
Alleghany Corp. (a)	1,921	1,203,103
Ally Financial, Inc.	21,807	985,894
American Express Co.	7,399	1,046,516
American Financial Group, Inc.	8,610	982,401
Ameriprise Financial, Inc.	5,358	1,245,467
Aon PLC, Class A	7,085	1,630,330
Apollo Global Management, Inc.	21,273	1,000,044
Arch Capital Group Ltd. (a)	33,381	1,280,829
Ares Management Corp., Class A	30,434	1,705,217
Arthur J. Gallagher & Co.	15,856	1,978,353
Athene Holding Ltd., Class A (a)	19,028	959,011
Bank of America Corp.	30,785	1,191,072
Berkshire Hathaway, Inc., Class B (a)	8,462	2,161,787
BlackRock, Inc.	2,282	1,720,537
Brown & Brown, Inc.	39,234	1,793,386
Capital One Financial Corp.	7,486	952,444
Cboe Global Markets, Inc.	13,103	1,293,135
Chubb Ltd.	8,166	1,289,983
Cincinnati Financial Corp.	10,296	1,061,415
Citigroup, Inc.	14,559	1,059,167
Citizens Financial Group, Inc.	18,126	800,263
CME Group, Inc.	7,255	1,481,689
Comerica, Inc.	10,971	787,060
Commerce Bancshares, Inc.	17,048	1,306,047
Discover Financial Services	8,962	851,300
East West Bancorp, Inc.	11,212	827,446
Erie Indemnity Co., Class A	6,703	1,480,760
Everest Re Group Ltd.	5,423	1,343,874
FactSet Research Systems, Inc.	4,226	1,304,101
Fidelity National Financial, Inc.	34,396	1,398,541
Fifth Third Bancorp	24,999	936,213
First Horizon Corp.	49,524	837,451
First Republic Bank	8,316	1,386,692
Franklin Resources, Inc.	38,635	1,143,596
Globe Life, Inc.	13,562	1,310,496
Huntington Bancshares, Inc.	53,330	838,348
Interactive Brokers Group, Inc.	17,686	1,291,785
Intercontinental Exchange, Inc.	16,656	1,860,142
Invesco Ltd.	39,050	984,841
JPMorgan Chase & Co.	8,149	1,240,522
KeyCorp	40,362	806,433
KKR & Co., Inc.	26,258	1,282,703
Lincoln National Corp.	11,670	726,691
LPL Financial Holdings, Inc.	8,163	1,160,452
M&T Bank Corp.	5,157	781,853

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Markel Corp. (a)	1,257	$1,432,502
MarketAxess Holdings, Inc.	2,166	1,078,495
Marsh & McLennan Cos., Inc.	16,961	2,065,851
MetLife, Inc.	18,928	1,150,633
Moody’s Corp.	5,677	1,695,209
Morgan Stanley	15,675	1,217,321
Morningstar, Inc.	6,370	1,433,505
MSCI, Inc.	2,799	1,173,565
Nasdaq, Inc.	12,346	1,820,541
Northern Trust Corp.	12,110	1,272,882
Principal Financial Group, Inc.	16,616	996,295
Raymond James Financial, Inc.	10,065	1,233,566
Regions Financial Corp.	40,434	835,366
Reinsurance Group of America, Inc.	6,566	827,644
RenaissanceRe Holdings Ltd.	8,804	1,410,841
S&P Global, Inc.	4,515	1,593,208
Santander Consumer USA Holdings, Inc.	38,072	1,030,228
SEI Investments Co.	24,111	1,469,083
Signature Bank	3,336	754,270
State Street Corp.	14,332	1,204,031
SVB Financial Group (a)	1,997	985,839
Synchrony Financial	23,264	945,914
T. Rowe Price Group, Inc.	9,290	1,594,164
The Allstate Corp.	16,045	1,843,571
The Bank of New York Mellon Corp.	27,341	1,292,956
The Blackstone Group, Inc., Class A	22,189	1,653,746
The Carlyle Group, Inc.	37,628	1,383,205
The Charles Schwab Corp.	17,908	1,167,243
The Goldman Sachs Group, Inc.	3,762	1,230,174
The Hartford Financial Services Group, Inc.	20,608	1,376,408
The PNC Financial Services Group, Inc.	6,608	1,159,109
The Progressive Corp.	17,930	1,714,287
The Travelers Cos., Inc.	9,536	1,434,214
Tradeweb Markets, Inc., Class A	17,288	1,279,312
Truist Financial Corp.	16,844	982,342
U.S. Bancorp	21,075	1,165,658
W.R. Berkley Corp.	19,680	1,482,888
Wells Fargo & Co.	25,971	1,014,687
Western Alliance Bancorp	8,102	765,153
Zions Bancorp NA	13,897	763,779
		106,993,554
Health Care (13.9%):
Abbott Laboratories	13,225	1,584,884
AbbVie, Inc.	15,209	1,645,918
ABIOMED, Inc. (a)	3,395	1,082,088
Agilent Technologies, Inc.	14,600	1,856,244
Align Technology, Inc. (a)	1,215	657,959
Amedisys, Inc. (a)	4,670	1,236,569
Amgen, Inc.	6,729	1,674,242
Anthem, Inc.	3,895	1,398,110
Avantor, Inc. (a)	38,236	1,106,167
Baxter International, Inc.	23,046	1,943,701
Becton, Dickinson & Co.	7,043	1,712,505
Biogen, Inc. (a)	2,124	594,189
BioMarin Pharmaceutical, Inc. (a)	9,868	745,133
Bio-Rad Laboratories, Inc., Class A (a)	1,979	1,130,345

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Bio-Techne Corp.	3,092	$1,180,928
Bruker Corp.	21,387	1,374,756
Cardinal Health, Inc.	24,629	1,496,212
Catalent, Inc. (a)	10,056	1,058,997
Centene Corp. (a)	18,729	1,196,970
Cerner Corp.	24,641	1,771,195
Charles River Laboratories International, Inc. (a)	4,500	1,304,235
Cigna Corp.	5,200	1,257,048
CVS Health Corp.	21,168	1,592,469
Danaher Corp.	7,521	1,692,827
DaVita, Inc. (a)	13,298	1,433,125
Denali Therapeutics, Inc. (a)	7,010	400,271
DexCom, Inc. (a)	2,357	847,082
Edwards Lifesciences Corp. (a)	16,532	1,382,736
Eli Lilly & Co.	5,045	942,507
Encompass Health Corp.	17,040	1,395,576
Gilead Sciences, Inc. (c)	27,597	1,783,594
HCA Healthcare, Inc.	6,257	1,178,443
Henry Schein, Inc. (a)	19,160	1,326,638
Hologic, Inc. (a)	15,028	1,117,783
Horizon Therapeutics PLC (a)	8,090	744,604
Humana, Inc.	3,823	1,602,793
IDEXX Laboratories, Inc. (a)	2,365	1,157,218
Illumina, Inc. (a)	2,226	854,918
Insulet Corp. (a)	3,744	976,884
Intuitive Surgical, Inc. (a)	1,729	1,277,627
IQVIA Holdings, Inc. (a)	7,375	1,424,408
Jazz Pharmaceuticals PLC (a)	6,551	1,076,787
Johnson & Johnson (c)	14,064	2,311,419
Laboratory Corp. of America Holdings (a)	6,016	1,534,260
Masimo Corp. (a)	5,143	1,181,141
Medtronic PLC	12,642	1,493,399
Merck & Co., Inc.	26,784	2,064,779
Mettler-Toledo International, Inc. (a)	1,312	1,516,265
Molina Healthcare, Inc. (a)	4,694	1,097,269
Neurocrine Biosciences, Inc. (a)	8,183	795,797
Novocure Ltd. (a)	4,824	637,636
PerkinElmer, Inc.	9,542	1,224,143
Pfizer, Inc.	45,610	1,652,450
PPD, Inc. (a)	33,830	1,280,127
Quest Diagnostics, Inc.	13,188	1,692,549
Regeneron Pharmaceuticals, Inc. (a)	2,754	1,303,028
Repligen Corp. (a)	4,601	894,480
ResMed, Inc.	6,829	1,324,963
Seagen, Inc. (a)	5,737	796,640
STERIS PLC	9,272	1,766,131
Stryker Corp.	5,654	1,377,201
Syneos Health, Inc. (a)	14,030	1,064,176
Teleflex, Inc.	3,545	1,472,806
The Cooper Cos., Inc.	3,698	1,420,365
Thermo Fisher Scientific, Inc.	3,192	1,456,765
UnitedHealth Group, Inc.	4,591	1,708,174
Universal Health Services, Inc., Class B	8,405	1,121,143
Veeva Systems, Inc., Class A (a)	3,832	1,001,072
Vertex Pharmaceuticals, Inc. (a)	4,941	1,061,771
Waters Corp. (a)	4,968	1,411,757

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	5,051	$1,423,271
Zoetis, Inc.	10,988	1,730,390
		94,032,052
Industrials (17.3%):
3M Co.	9,266	1,785,373
Advanced Drainage Systems, Inc.	7,322	757,022
AGCO Corp.	8,257	1,186,118
Allegion PLC	11,955	1,501,787
AMERCO, Inc.	2,549	1,561,517
AMETEK, Inc.	13,694	1,749,135
AO Smith Corp.	22,318	1,508,920
Builders FirstSource, Inc. (a)	17,936	831,692
C.H. Robinson Worldwide, Inc.	15,412	1,470,767
Carlisle Cos., Inc.	9,534	1,569,106
Carrier Global Corp.	32,243	1,361,299
Caterpillar, Inc.	5,842	1,354,585
Cintas Corp.	4,420	1,508,590
Copart, Inc. (a)	13,932	1,513,155
CoStar Group, Inc. (a)(c)	1,436	1,180,234
CSX Corp.	16,908	1,630,269
Cummins, Inc.	5,853	1,516,571
Deere & Co.	3,766	1,409,011
Dover Corp.	13,899	1,905,970
Eaton Corp. PLC	10,996	1,520,527
Emerson Electric Co.	15,272	1,377,840
Enphase Energy, Inc. (a)	2,923	473,994
Equifax, Inc.	8,468	1,533,809
Expeditors International of Washington, Inc.	19,816	2,133,986
Fastenal Co.	35,123	1,765,984
FedEx Corp.	4,410	1,252,616
Fortive Corp.	22,481	1,588,058
Fortune Brands Home & Security, Inc.	14,408	1,380,575
Generac Holdings, Inc. (a)	2,725	892,301
General Dynamics Corp.	9,748	1,769,847
General Electric Co.	73,988	971,462
Graco, Inc.	25,134	1,800,097
HEICO Corp.	9,405	1,183,149
Honeywell International, Inc.	7,184	1,559,431
Howmet Aerospace, Inc. (a)	27,626	887,623
Hubbell, Inc.	8,552	1,598,283
IAA, Inc. (a)	21,065	1,161,524
IDEX Corp.	7,996	1,673,723
Illinois Tool Works, Inc.	8,861	1,962,888
J.B. Hunt Transport Services, Inc.	9,894	1,662,885
Jacobs Engineering Group, Inc.	12,005	1,551,887
Johnson Controls International PLC	27,690	1,652,262
Kansas City Southern	6,640	1,752,429
L3Harris Technologies, Inc.	7,896	1,600,361
Lennox International, Inc.	5,396	1,681,340
Lockheed Martin Corp.	5,179	1,913,641
Masco Corp.	28,210	1,689,778
Nordson Corp.	7,620	1,513,942
Norfolk Southern Corp.	5,978	1,605,213
Northrop Grumman Corp.	5,503	1,780,991
Old Dominion Freight Line, Inc.	6,709	1,612,911
Otis Worldwide Corp.	26,176	1,791,747

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	16,380	$1,522,030
Parker-Hannifin Corp.	4,014	1,266,136
Quanta Services, Inc.	14,087	1,239,374
Republic Services, Inc. (c)	23,145	2,299,456
Robert Half International, Inc.	12,859	1,003,902
Rockwell Automation, Inc.	6,212	1,648,913
Rollins, Inc.	38,768	1,334,395
Roper Technologies, Inc.	4,064	1,639,174
Snap-on, Inc.	6,155	1,420,205
Stanley Black & Decker, Inc.	8,442	1,685,614
Teledyne Technologies, Inc. (a)	3,307	1,367,941
Textron, Inc.	19,206	1,077,072
The Middleby Corp. (a)	5,745	952,234
The Toro Co.	18,875	1,946,767
Trane Technologies PLC	9,402	1,556,595
TransDigm Group, Inc. (a)	1,920	1,128,806
TransUnion	15,018	1,351,620
Trex Co., Inc. (a)	10,803	988,907
Union Pacific Corp.	7,306	1,610,315
United Parcel Service, Inc., Class B	7,791	1,324,392
United Rentals, Inc. (a)	2,908	957,633
Verisk Analytics, Inc.	9,903	1,749,761
W.W. Grainger, Inc.	4,425	1,774,116
Waste Management, Inc.	18,822	2,428,414
Watsco, Inc.	5,040	1,314,180
Westinghouse Air Brake Technologies Corp.	14,259	1,128,742
XPO Logistics, Inc. (a)	8,240	1,015,992
Xylem, Inc.	14,338	1,508,071
		117,838,982
Information Technology (16.2%):
Accenture PLC, Class A	6,111	1,688,164
Adobe, Inc. (a)	2,526	1,200,785
Advanced Micro Devices, Inc. (a)	9,371	735,624
Akamai Technologies, Inc. (a)	13,226	1,347,729
Amphenol Corp., Class A	13,463	888,154
Analog Devices, Inc.	9,016	1,398,201
ANSYS, Inc. (a)	3,436	1,166,728
Apple, Inc.	8,892	1,086,158
Applied Materials, Inc.	8,247	1,101,799
Arista Networks, Inc. (a)	3,973	1,199,409
Aspen Technology, Inc. (a)	5,762	831,629
Autodesk, Inc. (a)	4,192	1,161,813
Automatic Data Processing, Inc.	8,717	1,642,893
Black Knight, Inc. (a)	20,111	1,488,013
Booz Allen Hamilton Holding Corp.	18,629	1,500,193
Broadcom, Inc.	2,960	1,372,434
Broadridge Financial Solutions, Inc.	12,894	1,974,071
Cadence Design Systems, Inc. (a)	8,632	1,182,498
CDW Corp.	7,911	1,311,248
Ciena Corp. (a)	18,986	1,038,914
Cisco Systems, Inc.	33,947	1,755,399
Citrix Systems, Inc.	8,923	1,252,432
Cognex Corp.	14,959	1,241,447
Cognizant Technology Solutions Corp., Class A	20,341	1,589,039
Corning, Inc.	34,684	1,509,101

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc., Class C (a)	15,405	$1,357,951
Dolby Laboratories, Inc., Class A	15,645	1,544,474
Dynatrace, Inc. (a)	15,172	731,897
Entegris, Inc.	10,138	1,133,428
EPAM Systems, Inc. (a)	3,211	1,273,772
F5 Networks, Inc. (a)	6,555	1,367,504
Fair Isaac Corp. (a)	2,485	1,207,834
Fidelity National Information Services, Inc.	10,247	1,440,831
First Solar, Inc. (a)(b)	8,743	763,264
Fiserv, Inc. (a)	11,398	1,356,818
FleetCor Technologies, Inc. (a)	3,735	1,003,333
Fortinet, Inc. (a)	6,298	1,161,477
Gartner, Inc. (a)	6,685	1,220,347
Global Payments, Inc.	6,200	1,249,796
HP, Inc.	44,983	1,428,210
II-VI, Inc. (a)	9,296	635,568
Intel Corp.	16,974	1,086,336
International Business Machines Corp.	11,626	1,549,281
Intuit, Inc.	3,315	1,269,844
IPG Photonics Corp. (a)	5,046	1,064,403
Jack Henry & Associates, Inc.	9,013	1,367,452
Keysight Technologies, Inc. (a)	10,007	1,435,004
KLA Corp.	3,211	1,060,914
Lam Research Corp.	1,663	989,884
Leidos Holdings, Inc.	14,936	1,438,038
Manhattan Associates, Inc. (a)	9,353	1,097,855
Marvell Technology Group Ltd.	20,417	1,000,025
Mastercard, Inc., Class A	3,455	1,230,153
Microchip Technology, Inc.	6,924	1,074,743
Micron Technology, Inc. (a)	11,207	988,569
Microsoft Corp. (c)	5,932	1,398,588
MKS Instruments, Inc.	5,792	1,073,953
Monolithic Power Systems, Inc.	2,457	867,837
Motorola Solutions, Inc.	8,599	1,617,042
NetApp, Inc.	15,569	1,131,399
NVIDIA Corp.	1,710	913,020
NXP Semiconductors NV	6,112	1,230,590
ON Semiconductor Corp. (a)	24,145	1,004,673
Oracle Corp.	28,109	1,972,408
Paychex, Inc.	18,599	1,823,074
Paycom Software, Inc. (a)	2,548	942,913
Paylocity Holding Corp. (a)	5,023	903,286
PayPal Holdings, Inc. (a)	3,793	921,092
PTC, Inc. (a)	7,340	1,010,351
Qorvo, Inc. (a)	5,297	967,762
QUALCOMM, Inc.	7,047	934,362
salesforce.com, Inc. (a)	4,043	856,590
Seagate Technology PLC (b)	16,359	1,255,553
ServiceNow, Inc. (a)(c)	2,015	1,007,722
Skyworks Solutions, Inc.	5,629	1,032,809
Square, Inc., Class A (a)	3,083	699,995
SS&C Technologies Holdings, Inc.	24,180	1,689,457
Synopsys, Inc. (a)	4,795	1,188,105
TE Connectivity Ltd.	11,288	1,457,394
Teradyne, Inc.	7,689	935,598
Texas Instruments, Inc.	8,805	1,664,057
The Trade Desk, Inc., Class A (a)	828	539,574

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The Western Union Co.	59,273	$1,461,672
Trimble, Inc. (a)	16,882	1,313,251
Tyler Technologies, Inc. (a)	3,332	1,414,534
Universal Display Corp.	5,323	1,260,327
VeriSign, Inc. (a)	8,496	1,688,665
Visa, Inc., Class A	7,425	1,572,095
VMware, Inc., Class A (a)(b)	9,230	1,388,654
Western Digital Corp.	11,634	776,570
Zebra Technologies Corp. (a)	2,344	1,137,262
Zoom Video Communications, Inc., Class A (a)	1,347	432,778
		111,677,892
Materials (5.4%):
Air Products & Chemicals, Inc.	5,277	1,484,631
Albemarle Corp.	4,951	723,391
AptarGroup, Inc.	14,043	1,989,471
Avery Dennison Corp.	7,409	1,360,663
Ball Corp.	18,474	1,565,487
Celanese Corp.	9,063	1,357,728
CF Industries Holdings, Inc.	21,081	956,656
Corteva, Inc.	26,144	1,218,833
Crown Holdings, Inc.	14,288	1,386,508
Dow, Inc.	17,291	1,105,587
Eastman Chemical Co.	10,551	1,161,876
FMC Corp.	14,032	1,552,080
Freeport-McMoRan, Inc. (a)	22,921	754,789
International Flavors & Fragrances, Inc.	8,603	1,201,065
International Paper Co.	24,186	1,307,737
LyondellBasell Industries NV, Class A	8,533	887,859
Martin Marietta Materials, Inc.	3,325	1,116,602
Newmont Corp.	22,152	1,335,101
Nucor Corp.	18,675	1,499,042
Packaging Corp. of America	10,619	1,428,043
PPG Industries, Inc.	10,841	1,628,969
Reliance Steel & Aluminum Co.	10,008	1,524,118
RPM International, Inc. (b)	21,267	1,953,373
Steel Dynamics, Inc.	23,293	1,182,353
The Mosaic Co.	24,630	778,554
The Scotts Miracle-Gro Co.	5,094	1,247,877
The Sherwin-Williams Co.	2,568	1,895,210
Vulcan Materials Co.	6,804	1,148,175
Westlake Chemical Corp.	12,519	1,111,562
		37,863,340
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	12,691	1,003,985
eXp World Holdings, Inc. (a)(b)	7,427	338,300
Jones Lang LaSalle, Inc. (a)	5,003	895,737
		2,238,022
Utilities (7.3%):
Alliant Energy Corp.	41,333	2,238,594
Ameren Corp.	26,974	2,194,605
American Electric Power Co., Inc. (c)	25,024	2,119,533
American Water Works Co., Inc.	13,113	1,965,901
Atmos Energy Corp.	19,745	1,951,793

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	36,331	$2,224,184
Consolidated Edison, Inc. (c)	27,541	2,060,067
DTE Energy Co.	13,895	1,849,980
Duke Energy Corp. (c)	20,488	1,977,707
Edison International	26,647	1,561,514
Entergy Corp.	18,223	1,812,642
Essential Utilities, Inc.	38,060	1,703,185
Evergy, Inc. (c)	27,470	1,635,289
Eversource Energy (c)	23,063	1,997,025
Exelon Corp.	40,620	1,776,719
FirstEnergy Corp.	28,435	986,410
NextEra Energy, Inc. (c)	21,422	1,619,717
NRG Energy, Inc.	34,416	1,298,515
Pinnacle West Capital Corp.	22,796	1,854,455
PPL Corp.	59,496	1,715,865
Public Service Enterprise Group, Inc.	29,161	1,755,784
Sempra Energy	12,895	1,709,619
The AES Corp.	42,002	1,126,074
The Southern Co. (c)	32,491	2,019,641
UGI Corp.	32,624	1,337,910
Vistra Corp.	52,781	933,168
WEC Energy Group, Inc. (c)	24,267	2,271,148
Xcel Energy, Inc. (c)	31,519	2,096,329
		49,793,373

Total Common Stocks (Cost $531,053,971)		680,899,939
Collateral for Securities Loaned^(0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	132,062	132,062
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	3,400,903	3,400,903
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	65,906	65,906
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	525,510	525,510
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,362,797	2,362,797
Total Collateral for Securities Loaned (Cost $6,487,178)		6,487,178
Total Investments (Cost $537,541,149) — 100.5%		687,387,117
Liabilities in excess of other assets — (0.5)%		(3,286,393)
NET ASSETS - 100.00%		$684,100,724

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	6/18/21	$2,738,906	$2,777,180	$38,274

	Total unrealized appreciation				$ 38,274
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$38,274

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Banks (14.4%):
1st Source Corp.	1,105	$52,576
Allegiance Bancshares, Inc.	1,257	50,959
Atlantic Union Bankshares Corp.	1,089	41,774
BancFirst Corp.	644	45,524
Banner Corp.	790	42,131
Brookline Bancorp, Inc.	3,456	51,840
Cathay General Bancorp	1,193	48,651
City Holding Co.	790	64,606
Community Trust Bancorp, Inc.	1,322	58,208
ConnectOne Bancorp, Inc.	1,734	43,957
Crossfirst Bankshares, Inc. (a)	3,218	44,376
Customers Bancorp, Inc.	1,362	43,339
CVB Financial Corp.	2,399	52,994
Dime Community Bancshares, Inc.	1,453	43,793
Eagle Bancorp, Inc.	888	47,250
Enterprise Financial Services Corp.	1,009	49,885
FB Financial Corp.	1,072	47,661
First Bancorp	3,847	43,317
First Bancorp/Southern Pines NC	1,085	47,198
First Busey Corp.	2,111	54,147
First Commonwealth Financial Corp.	3,148	45,237
First Financial Bancorp	1,792	43,008
First Foundation, Inc.	2,250	52,785
First Interstate BancSystem, Inc., Class A	1,171	53,913
First Merchants Corp.	1,076	50,034
First Midwest Bancorp, Inc.	2,202	48,246
Flushing Financial Corp.	2,207	46,855
Fulton Financial Corp.	2,738	46,628
German American Bancorp, Inc.	1,504	69,514
Great Southern Bancorp, Inc., Class A	1,033	58,540
HarborOne Bancorp, Inc.	4,744	63,902
Heartland Financial USA, Inc.	1,007	50,612
Heritage Financial Corp.	1,838	51,905
Hilltop Holdings, Inc.	1,532	52,287
Hope Bancorp, Inc.	3,212	48,373
Horizon Bancorp, Inc.	2,525	46,915
Independent Bank Corp.	562	47,315
International Bancshares Corp.	1,104	51,248
Lakeland Bancorp, Inc.	2,955	51,506
Lakeland Financial Corp.	879	60,818
Live Oak Bancshares, Inc.	687	47,053
National Bank Holdings Corp., Class A	1,312	52,060
NBT Bancorp, Inc.	1,460	58,254
Nicolet Bankshares, Inc. (a)	841	70,189
OFG Bancorp	2,178	49,266
Old National Bancorp	3,013	58,271
Origin Bancorp, Inc.	1,264	53,606
Park National Corp.	358	46,289
Preferred Bank	824	52,472
QCR Holdings, Inc.	1,116	52,698
Renasant Corp.	1,239	51,270
S&T Bancorp, Inc.	1,426	47,771
Sandy Spring Bancorp, Inc.	1,181	51,291
Seacoast Banking Corp. of Florida (a)	1,202	43,560
ServisFirst Bancshares, Inc.	1,075	65,929

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Silvergate Capital Corp., Class A (a)	196	$27,865
Southside Bancshares, Inc. (b)	1,648	63,464
Stock Yards Bancorp, Inc.	1,093	55,809
The Bancorp, Inc. (a)	1,914	39,658
The First Bancshares, Inc.	1,557	57,002
Tompkins Financial Corp. (c)	641	53,011
Towne Bank	1,679	51,042
TriCo Bancshares	1,122	53,149
Tristate Capital Holdings, Inc. (a)	1,628	37,542
Triumph Bancorp, Inc. (a)	543	42,023
Trustmark Corp.	1,718	57,828
United Community Banks, Inc.	1,370	46,744
Univest Financial Corp.	1,743	49,832
Veritex Holdings, Inc.	1,549	50,683
Washington Trust Bancorp, Inc.	1,057	54,573
WesBanco, Inc.	1,410	50,845
Westamerica Bancorp	1,129	70,878
		3,675,754
Capital Markets (2.2%):
B Riley Financial, Inc.	835	47,077
BGC Partners, Inc., Class A	9,067	43,794
Brightsphere Investment Group, Inc.	2,269	46,242
Cowen, Inc., Class A (c)	1,359	47,769
Federated Hermes, Inc.	1,858	58,155
Piper Sandler Cos.	500	54,825
PJT Partners, Inc., Class A	979	66,230
Sculptor Capital Management, Inc.	1,781	38,968
StoneX Group, Inc. (a)	885	57,861
Victory Capital Holdings, Inc., Class A	2,309	59,018
Virtus Investment Partners, Inc.	197	46,394
		566,333
Communication Services (2.8%):
AMC Networks, Inc., Class A (a)	458	24,347
Cogent Communications Holdings, Inc. (b)	982	67,523
Consolidated Communications Holdings, Inc. (a)	7,515	54,108
Gray Television, Inc.	2,769	50,950
IDT Corp., Class B (a)	1,446	32,766
Loral Space & Communications, Inc.	710	26,746
MSG Networks, Inc., Class A (a)	2,447	36,803
QuinStreet, Inc. (a)	2,031	41,229
Sciplay Corp., Class A (a)(c)	2,079	33,638
Shenandoah Telecommunications Co.	1,319	64,380
TechTarget, Inc. (a)	482	33,475
Telephone & Data Systems, Inc.	2,996	68,788
The EW Scripps Co., Class A	1,934	37,268
TrueCar, Inc. (a)	5,382	25,753
United States Cellular Corp. (a)	1,981	72,267
WideOpenWest, Inc. (a)	2,739	37,223
		707,264
Consumer Discretionary (11.1%):
1-800-Flowers.com, Inc., Class A (a)	1,224	33,795
Adtalem Global Education, Inc. (a)	1,398	55,277
American Public Education, Inc. (a)	1,617	57,614
America’s Car-Mart, Inc. (a)	372	56,682
Beazer Homes USA, Inc. (a)	2,009	42,028

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Big Lots, Inc.	498	$34,013
Boot Barn Holdings, Inc. (a)	571	35,579
Camping World Holdings, Inc., Class A	854	31,069
Carriage Services, Inc.	1,674	58,908
Cavco Industries, Inc. (a)	212	47,829
Century Communities, Inc. (a)	679	40,957
Citi Trends, Inc. (a)	466	39,041
Clarus Corp.	3,312	56,470
Core-Mark Holding Co., Inc.	1,750	67,708
Duluth Holdings, Inc., Class B (a)	2,630	44,552
El Pollo Loco Holdings, Inc. (a)	2,330	37,560
Ethan Allen Interiors, Inc.	1,860	51,355
Franchise Group, Inc.	958	34,593
Gentherm, Inc. (a)	850	62,994
G-III Apparel Group Ltd. (a)	975	29,387
Green Brick Partners, Inc. (a)	2,002	45,405
Group 1 Automotive, Inc.	240	37,870
GrowGeneration Corp. (a)	420	20,870
Haverty Furniture Cos., Inc.	1,202	44,702
Hibbett Sports, Inc. (a)	544	37,476
Jack in the Box, Inc.	633	69,490
Johnson Outdoors, Inc., Class A	478	68,235
Kontoor Brands, Inc.	1,002	48,627
Lands’ End, Inc. (a)	844	20,940
La-Z-Boy, Inc.	1,439	61,129
LGI Homes, Inc. (a)	367	54,797
Liquidity Services, Inc. (a)	1,557	28,929
Lumber Liquidators Holdings, Inc. (a)	1,250	31,400
M/I Homes, Inc. (a)	744	43,948
Malibu Boats, Inc., Class A (a)	544	43,346
MarineMax, Inc. (a)	784	38,698
Monarch Casino & Resort, Inc. (a)	667	40,434
Monro, Inc.	922	60,668
Motorcar Parts of America, Inc. (a)	1,818	40,905
Nautilus, Inc. (a)	1,280	20,019
OneWater Marine, Inc. (a)	1,035	41,359
Overstock.com, Inc. (a)	266	17,625
Papa John’s International, Inc.	596	52,829
Perdoceo Education Corp. (a)	3,786	45,281
PetMed Express, Inc. (b)	800	28,140
Sally Beauty Holdings, Inc. (a)	2,283	45,957
Shoe Carnival, Inc.	805	49,813
Skyline Champion Corp. (a)	886	40,100
Smith & Wesson Brands, Inc.	1,815	31,672
Standard Motor Products, Inc.	1,293	53,763
Strategic Education, Inc.	491	45,128
Stride, Inc. (a)	1,503	45,255
Sturm Ruger & Co., Inc. (b)	720	47,570
Superior Group of Cos., Inc.	1,277	32,461
The Buckle, Inc.	958	37,630
The Container Store Group, Inc. (a)	1,376	22,897
Tri Pointe Homes, Inc. (a)	2,060	41,942
Tupperware Brands Corp. (a)	549	14,499
Turtle Beach Corp. (a)	1,085	28,937
Universal Electronics, Inc. (a)	871	47,879
Vista Outdoor, Inc. (a)	989	31,717

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Winmark Corp.	416	$77,554
Winnebago Industries, Inc.	570	43,725
WW International, Inc. (a)	1,161	36,316
XPEL, Inc. (a)	598	31,054
Zumiez, Inc. (a)	893	38,310
		2,804,712
Consumer Finance (1.6%):
Encore Capital Group, Inc. (a)	1,201	48,316
Enova International, Inc. (a)	1,288	45,698
FirstCash, Inc.	913	59,957
Green Dot Corp., Class A (a)	946	43,317
Navient Corp.	3,513	50,271
Nelnet, Inc., Class A	945	68,740
PRA Group, Inc. (a)	1,603	59,423
World Acceptance Corp. (a)	249	32,310
		408,032
Consumer Staples (7.0%):
B&G Foods, Inc. (c)	1,488	46,217
Cal-Maine Foods, Inc. (a)	2,228	85,600
Central Garden & Pet Co., Class A (a)	1,755	91,067
Coca-Cola Consolidated, Inc.	236	68,153
Edgewell Personal Care Co.	1,931	76,468
elf Beauty, Inc. (a)	2,005	53,794
Fresh Del Monte Produce, Inc.	2,299	65,820
Hostess Brands, Inc. (a)	6,755	96,867
Ingles Markets, Inc., Class A	1,235	76,139
Inter Parfums, Inc.	712	50,502
John B Sanfilippo & Son, Inc.	892	80,610
Medifast, Inc.	177	37,492
MGP Ingredients, Inc.	823	48,680
Natural Grocers by Vitamin Cottage, Inc.	2,406	42,225
Nu Skin Enterprises, Inc., Class A	811	42,894
PriceSmart, Inc.	771	74,594
Seneca Foods Corp., Class A (a)	824	38,802
SpartanNash Co.	2,272	44,599
Sprouts Farmers Market, Inc. (a)	2,825	75,202
The Andersons, Inc.	1,413	38,688
The Simply Good Foods Co. (a)	1,754	53,357
Tootsie Roll Industries, Inc.	1,619	53,631
TreeHouse Foods, Inc. (a)	1,071	55,949
Turning Point Brands, Inc.	915	47,736
United Natural Foods, Inc. (a)	1,129	37,189
Universal Corp.	1,397	82,409
USANA Health Sciences, Inc. (a)	593	57,877
Vector Group Ltd.	3,652	50,945
Veru, Inc. (a)	1,114	12,003
Weis Markets, Inc. (b)	1,343	75,906
		1,761,415
Energy (1.4%):
Bonanza Creek Energy, Inc. (a)	1,025	36,623
Cactus, Inc., Class A	1,084	33,192
Clean Energy Fuels Corp. (a)	1,419	19,497
Diamond S Shipping, Inc. (a)	4,413	44,262
Dorian LPG Ltd. (a)	3,407	44,734
Helix Energy Solutions Group, Inc. (a)	4,783	24,154

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
International Seaways, Inc.	2,264	$43,876
REX American Resources Corp. (a)	351	29,544
W&T Offshore, Inc. (a)	8,122	29,158
World Fuel Services Corp. (b)	1,095	38,544
		343,584
Health Care (9.1%):
Accuray, Inc. (a)	6,215	30,764
Addus HomeCare Corp. (a)	543	56,792
Amneal Pharmaceuticals, Inc. (a)	6,027	40,562
Amphastar Pharmaceuticals, Inc. (a)	4,110	75,295
Antares Pharma, Inc. (a)	11,075	45,518
Apollo Medical Holdings, Inc. (a)	2,056	55,697
Atrion Corp.	111	71,184
BioDelivery Sciences International, Inc. (a)	9,737	38,072
Brookdale Senior Living, Inc. (a)	4,193	25,368
Cara Therapeutics, Inc. (a)	2,676	58,096
Catalyst Pharmaceuticals, Inc. (a)	9,790	45,132
Co-Diagnostics, Inc. (a)	1,303	12,431
Coherus Biosciences, Inc. (a)	2,671	39,023
Collegium Pharmaceutical, Inc. (a)	1,873	44,390
Community Health Systems, Inc. (a)	2,834	38,316
Computer Programs and Systems, Inc.	1,677	51,316
Corcept Therapeutics, Inc. (a)	983	23,386
CorVel Corp. (a)	744	76,327
Eagle Pharmaceuticals, Inc. (a)	1,390	58,019
Endo International PLC (a)	3,943	29,218
Fulgent Genetics, Inc. (a)	165	15,942
Hanger, Inc. (a)	2,016	46,005
HealthStream, Inc. (a)	3,185	71,152
Infusystem Holdings, Inc. (a)	2,719	55,359
Innoviva, Inc. (a)	4,440	53,058
Integer Holdings Corp. (a)	556	51,208
Ironwood Pharmaceuticals, Inc. (a)(c)	5,807	64,922
LeMaitre Vascular, Inc.	940	45,853
Luminex Corp.	1,254	40,003
Meridian Bioscience, Inc. (a)	1,390	36,488
ModivCare, Inc. (a)	398	58,952
National HealthCare Corp. (b)	769	59,913
National Research Corp. (a)	1,167	54,651
NextGen Healthcare, Inc. (a)	2,297	41,576
Orthofix Medical, Inc. (a)	1,117	48,422
Owens & Minor, Inc.	472	17,742
Phibro Animal Health Corp., Class A	2,465	60,146
Prestige Consumer Healthcare, Inc. (a)	1,772	78,109
Retractable Technologies, Inc. (a)	1,085	13,910
SIGA Technologies, Inc. (a)	8,180	53,170
Simulations Plus, Inc.	557	35,225
Supernus Pharmaceuticals, Inc. (a)	1,475	38,616
Surmodics, Inc. (a)	957	53,659
The Joint Corp. (a)	1,149	55,577
The Pennant Group, Inc. (a)	519	23,770
Triple-S Management Corp., Class B (a)	1,979	51,513
U.S. Physical Therapy, Inc.	338	35,186
Vanda Pharmaceuticals, Inc. (a)	2,240	33,645
Vericel Corp. (a)	891	49,495

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Zynex, Inc. (a)(c)	1,865	$28,479
		2,286,652
Industrials (20.8%):
ACCO Brands Corp.	5,057	42,681
AeroVironment, Inc. (a)	338	39,228
Alamo Group, Inc.	427	66,676
Albany International Corp.	639	53,337
Ameresco, Inc., Class A (a)	673	32,728
American Woodmark Corp. (a)	469	46,234
Apogee Enterprises, Inc.	1,152	47,094
ArcBest Corp.	756	53,200
Arcosa, Inc.	887	57,735
Argan, Inc.	1,233	65,780
Astec Industries, Inc.	702	52,945
Atlas Air Worldwide Holdings, Inc. (a)	960	58,022
AZZ, Inc.	1,078	54,277
Barnes Group, Inc.	848	42,010
Barrett Business Services, Inc.	808	55,639
Blue Bird Corp. (a)	1,363	34,116
Brady Corp., Class A	1,260	67,347
CAI International, Inc.	835	38,009
Casella Waste Systems, Inc. (a)	1,330	84,547
CBIZ, Inc. (a)	2,581	84,295
Columbus McKinnon Corp.	1,093	57,667
Comfort Systems USA, Inc.	804	60,114
Construction Partners, Inc., Class A (a)	1,395	41,683
CRA International, Inc.	813	60,682
CSW Industrials, Inc.	439	59,266
Daseke, Inc. (a)	5,209	44,224
Deluxe Corp.	904	37,932
Ducommun, Inc. (a)	821	49,260
Dycom Industries, Inc. (a)	485	45,032
Echo Global Logistics, Inc. (a)	1,698	53,334
Encore Wire Corp.	1,036	69,547
Energy Recovery, Inc. (a)	2,680	49,151
Enerpac Tool Group Corp.	2,145	56,027
Ennis, Inc. (b)	3,628	77,458
ESCO Technologies, Inc.	634	69,036
Evoqua Water Technologies Corp. (a)	1,852	48,708
Federal Signal Corp.	1,852	70,932
Forrester Research, Inc. (a)	1,158	49,192
Forward Air Corp.	775	68,828
Gibraltar Industries, Inc. (a)	579	52,984
GMS, Inc. (a)	1,148	47,929
Great Lakes Dredge & Dock Corp. (a)	3,596	52,430
Griffon Corp.	1,605	43,608
Healthcare Services Group	1,729	48,464
Heartland Express, Inc.	4,960	97,117
Helios Technologies, Inc.	897	65,364
Herc Holdings, Inc. (a)	438	44,383
Heritage-Crystal Clean, Inc. (a)	1,402	38,036
HNI Corp.	1,385	54,791
Hub Group, Inc., Class A (a)	1,204	81,006
Hyster-Yale Materials Handling, Inc.	513	44,693
ICF International, Inc.	726	63,452
IES Holdings, Inc. (a)	993	50,057

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Insteel Industries, Inc.	1,563	$48,203
JELD-WEN Holding, Inc. (a)	1,260	34,889
Kadant, Inc.	312	57,723
Kforce, Inc.	885	47,436
Kimball International, Inc., Class B	3,379	47,306
Knoll, Inc.	2,052	33,879
Lindsay Corp.	408	67,981
Marten Transport Ltd.	3,821	64,842
Matson, Inc.	518	34,551
McGrath RentCorp	790	63,714
Meritor, Inc. (a)	1,436	42,247
Miller Industries, Inc.	1,840	84,989
Mueller Industries, Inc.	1,463	60,495
Mueller Water Products, Inc., Class A	5,410	75,144
MYR Group, Inc. (a)	837	59,987
National Presto Industries, Inc.	558	56,955
Northwest Pipe Co. (a)	1,309	43,747
NV5 Global, Inc. (a)	473	45,678
Omega Flex, Inc.	228	35,997
PAE, Inc. (a)	5,490	49,520
Patrick Industries, Inc.	525	44,625
PGT Innovations, Inc. (a)	2,129	53,757
Powell Industries, Inc.	1,624	55,005
Primoris Services Corp.	1,458	48,304
Quanex Building Products Corp.	2,248	58,965
Radiant Logistics, Inc. (a)	7,036	48,900
Raven Industries, Inc.	1,191	45,651
Resources Connection, Inc.	4,501	60,944
Rush Enterprises, Inc., Class A	1,452	72,353
SPX Corp. (a)	992	57,804
SPX Flow, Inc.	838	53,071
Standex International Corp.	579	55,335
Steelcase, Inc., Class A	2,619	37,687
Sterling Construction Co., Inc. (a)	1,563	36,262
Systemax, Inc.	1,182	48,604
Tennant Co.	816	65,190
Terex Corp.	956	44,043
The Gorman-Rupp Co.	1,765	58,439
The Greenbrier Cos., Inc.	920	43,442
Titan Machinery, Inc. (a)	1,775	45,263
Tutor Perini Corp. (a)	2,279	43,187
U.S. Xpress Enterprise, Inc., Class A (a)	3,133	36,813
Vectrus, Inc. (a)	988	52,799
Veritiv Corp. (a)	1,347	57,301
Werner Enterprises, Inc.	1,725	81,368
		5,288,682
Information Technology (10.8%):
A10 Networks, Inc. (a)	4,294	41,265
ACM Research, Inc., Class A (a)	227	18,339
ADTRAN, Inc.	2,746	45,803
Alpha & Omega Semiconductor Ltd. (a)	852	27,860
American Software, Inc., Class A	2,602	53,862
Avid Technology, Inc. (a)	1,820	38,420
Axcelis Technologies, Inc. (a)	1,073	44,090
AXT, Inc. (a)	1,923	22,422

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc.	2,010	$62,149
Calix, Inc. (a)	786	27,243
Cambium Networks Corp. (a)	550	25,696
Casa Systems, Inc. (a)	3,604	34,346
Cass Information Systems, Inc.	1,301	60,197
ChannelAdvisor Corp. (a)	1,259	29,649
Clearfield, Inc. (a)	1,113	33,535
CSG Systems International, Inc.	1,704	76,493
CTS Corp.	1,747	54,262
Digi International, Inc. (a)	1,761	33,441
Ebix, Inc.	881	28,218
eGain Corp. (a)	2,596	24,636
ePlus, Inc. (a)	656	65,364
EVERTEC, Inc.	1,744	64,912
ExlService Holdings, Inc. (a)	846	76,275
FARO Technologies, Inc. (a)	584	50,557
GreenSky, Inc., Class A (a)	6,002	37,152
Ichor Holdings Ltd. (a)	838	45,084
Insight Enterprises, Inc. (a)	703	67,080
Intelligent Systems Corp. (a)	1,046	42,792
InterDigital, Inc.	1,114	70,684
Kimball Electronics, Inc. (a)	1,808	46,646
Knowles Corp. (a)	3,097	64,789
Luna Innovations, Inc. (a)	3,210	33,801
Methode Electronics, Inc.	1,361	57,135
Mimecast Ltd. (a)	1,135	45,638
Mitek Systems, Inc. (a)	2,470	36,013
Napco Security Technologies, Inc. (a)	1,533	53,394
NETGEAR, Inc. (a)	1,093	44,922
NetScout Systems, Inc. (a)	2,427	68,344
NVE Corp.	793	55,590
OSI Systems, Inc. (a)	817	78,515
PC Connection, Inc.	1,092	50,658
Perficient, Inc. (a)	1,132	66,471
Photronics, Inc. (a)	4,138	53,215
Plexus Corp. (a)	754	69,247
Progress Software Corp.	1,601	70,541
Ribbon Communications, Inc. (a)	3,931	32,274
Sanmina Corp. (a)	1,529	63,270
ShotSpotter, Inc. (a)	785	27,530
SMART Global Holdings, Inc. (a)	1,013	46,618
Super Micro Computer, Inc. (a)	1,362	53,200
Sykes Enterprises, Inc. (a)	1,491	65,723
The Hackett Group, Inc.	3,740	61,299
Ultra Clean Holdings, Inc. (a)	751	43,588
VirnetX Holding Corp. (c)	5,492	30,590
Vishay Precision Group, Inc. (a)	1,796	55,335
Xperi Holding Corp.	1,906	41,494
		2,717,666
Insurance (2.9%):
American Equity Investment Life Holding Co.	1,052	33,170
American National Group, Inc.	732	78,961
AMERISAFE, Inc.	1,391	89,023
eHealth, Inc. (a)	458	33,310
Employers Holdings, Inc.	2,026	87,240
Horace Mann Educators Corp.	1,699	73,414

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	1,317	$60,081
National Western Life Group, Inc., Class A	225	56,025
Palomar Holdings, Inc. (a)	455	30,503
Safety Insurance Group, Inc. (b)	966	81,386
SiriusPoint Ltd. (a)	5,621	57,166
Stewart Information Services Corp.	1,163	60,511
		740,790
Materials (5.7%):
AdvanSix, Inc. (a)	1,385	37,146
American Vanguard Corp.	2,798	57,107
Boise Cascade Co.	905	54,146
Chase Corp.	494	57,497
Clearwater Paper Corp. (a)	1,117	42,022
Coeur Mining, Inc. (a)	2,723	24,589
Compass Minerals International, Inc.	954	59,835
Futurefuel Corp.	3,164	45,973
GCP Applied Technologies, Inc. (a)	2,160	53,006
Glatfelter Corp.	3,252	55,772
Greif, Inc., Class A	1,046	59,622
H.B. Fuller Co.	1,077	67,754
Hawkins, Inc.	820	27,486
Ingevity Corp. (a)	622	46,980
Innospec, Inc.	537	55,145
Kaiser Aluminum Corp.	350	38,675
Koppers Holdings, Inc. (a)	1,093	37,993
Materion Corp.	834	55,244
Minerals Technologies, Inc.	711	53,553
Myers Industries, Inc.	2,644	52,245
O-I Glass, Inc. (a)	3,039	44,795
Orion Engineered Carbons SA (a)	2,137	42,142
PQ Group Holdings, Inc.	3,056	51,035
Rayonier Advanced Materials, Inc. (a)	2,349	21,305
Schnitzer Steel Industries, Inc.	1,262	52,739
Schweitzer-Mauduit International, Inc.	1,151	56,364
Stepan Co.	589	74,867
SunCoke Energy, Inc.	4,681	32,814
Trinseo SA	551	35,082
U.S. Concrete, Inc. (a)	595	43,625
		1,436,558
Real Estate (1.7%):
Forestar Group, Inc. (a)	2,979	69,351
Kennedy-Wilson Holdings, Inc.	3,287	66,430
Marcus & Millichap, Inc. (a)	1,825	61,503
Newmark Group, Inc., Class A	3,434	34,357
RE/MAX Holdings, Inc.	1,367	53,846
Tejon Ranch Co. (a)	4,111	68,818
The RMR Group, Inc., Class A	1,109	45,258
The St. Joe Co.	915	39,254
		438,817
Thrifts & Mortgage Finance (4.3%):
Axos Financial, Inc. (a)	1,029	48,373
Capitol Federal Financial, Inc.	4,584	60,715
Columbia Financial, Inc. (a)(b)	4,253	74,342
Federal Agricultural Mortgage Corp., Class C	693	69,799

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Flagstar Bancorp, Inc.	1,303	$58,765
HomeStreet, Inc.	1,196	52,708
Kearny Financial Corp.	4,476	54,070
Merchants Bancorp	1,496	62,742
Meridian Bancorp, Inc.	2,918	53,750
Meta Financial Group, Inc.	882	39,963
Mr. Cooper Group, Inc. (a)	1,451	50,437
NMI Holdings, Inc., Class A (a)	1,845	43,616
Northfield Bancorp, Inc.	3,816	60,751
Northwest Bancshares, Inc. (b)	3,823	55,242
Oceanfirst Financial Corp.	2,096	50,178
Premier Financial Corp.	1,341	44,602
Provident Financial Services, Inc.	2,355	52,469
TrustCo Bank Corp.	7,917	58,348
Washington Federal, Inc.	1,664	51,251
WSFS Financial Corp.	797	39,683
		1,081,804
Utilities (3.9%):
American States Water Co.	1,103	83,408
Avista Corp.	1,865	89,054
California Water Service Group	1,370	77,186
Chesapeake Utilities Corp.	632	73,362
MGE Energy, Inc.	1,272	90,808
Middlesex Water Co.	888	70,170
Northwest Natural Holding Co.	1,182	63,769
NorthWestern Corp.	1,180	76,936
Otter Tail Corp. (b)	1,741	80,382
SJW Group	1,125	70,864
South Jersey Industries, Inc.	2,303	52,002
The York Water Co.	1,644	80,507
Unitil Corp. (b)	1,641	74,977
		983,425

Total Common Stocks (Cost $22,013,600)		25,241,488
Collateral for Securities Loaned^ (0.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	3,153	3,153
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	81,210	81,210
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	1,574	1,574
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	12,549	12,549
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	56,421	56,421
Total Collateral for Securities Loaned (Cost $154,907)		154,907
Total Investments (Cost $22,168,507) — 100.3%		25,396,395
Liabilities in excess of other assets — (0.3)%		(82,042)
NET ASSETS - 100.00%		$25,314,353

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	1	6/18/21	$104,974	$111,125	$6,151

	Total unrealized appreciation				$6,151
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$6,151

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.5%):
Communication Services (0.4%):
REA Group Ltd.	1,796	$193,316
Telstra Corp. Ltd.	112,415	290,251
		483,567
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	7,292	190,215

Consumer Staples (0.8%):
Coles Group Ltd.	22,983	279,427
Wesfarmers Ltd.	7,755	310,181
Woolworths Group Ltd.	9,635	299,038
		888,646
Financials (1.5%):
ASX Ltd.	5,843	315,261
Australia & New Zealand Banking Group Ltd.	10,599	226,817
Commonwealth Bank of Australia	4,222	276,053
Macquarie Group Ltd.	2,182	253,241
National Australia Bank Ltd.	11,257	222,263
Suncorp Group Ltd.	22,662	170,374
Westpac Banking Corp.	11,536	213,842
		1,677,851
Health Care (0.7%):
CSL Ltd.	1,142	229,513
Ramsay Health Care Ltd.	4,361	221,887
Sonic Healthcare Ltd.	10,698	285,073
		736,473
Industrials (0.3%):
Brambles Ltd.	35,043	281,551

Materials (0.6%):
BHP Group Ltd.	5,522	189,961
Fortescue Metals Group Ltd.	8,058	122,324
Newcrest Mining Ltd.	10,453	193,846
Rio Tinto Ltd.	2,173	182,757
		688,888
		4,947,191
Austria (0.4%):
Energy (0.1%):
OMV AG	3,070	155,730

Financials (0.2%):
Erste Group Bank AG (a)	4,941	167,556

Utilities (0.1%):
Verbund AG	2,298	167,067
		490,353
Belgium (1.1%):
Financials (0.8%):
Ageas SA	3,399	205,500
Groupe Bruxelles Lambert SA	2,628	271,980
KBC Group NV (a)	2,138	155,434
Sofina SA	783	264,884
		897,798
Health Care (0.2%):
UCB SA	1,890	179,779

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Umicore SA	2,909	$154,283
		1,231,860
Canada (11.6%):
Communication Services (0.9%):
BCE, Inc. (b)	8,844	399,300
Rogers Communications, Inc., Class B	5,575	257,120
TELUS Corp. (b)(c)	17,394	346,495
		1,002,915
Consumer Discretionary (0.7%):
Dollarama, Inc.	7,180	317,257
Magna International, Inc.	1,992	175,467
Restaurant Brands International, Inc.	3,605	234,490
		727,214
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	7,348	236,961
George Weston Ltd.	4,694	415,717
Loblaw Cos. Ltd.	7,564	422,597
Metro, Inc. (c)	8,817	402,291
Saputo, Inc.	9,279	279,071
		1,756,637
Energy (0.4%):
Enbridge, Inc.	7,194	262,110
TC Energy Corp. (c)	5,280	242,086
		504,196
Financials (3.4%):
Bank of Montreal	3,207	285,912
Canadian Imperial Bank of Commerce (c)	4,425	433,344
Fairfax Financial Holdings Ltd.	496	216,539
Great-West Lifeco, Inc. (c)	11,373	302,677
Intact Financial Corp.	2,444	299,543
Manulife Financial Corp.	10,154	218,434
National Bank of Canada (c)	5,343	363,018
Power Corp. of Canada (c)	11,803	310,269
Royal Bank of Canada	4,541	418,755
Sun Life Financial, Inc.	5,901	298,267
The Bank of Nova Scotia	5,414	338,757
The Toronto-Dominion Bank	5,206	339,581
		3,825,096
Industrials (1.4%):
Canadian National Railway Co.	2,715	315,126
Canadian Pacific Railway Ltd.	804	307,139
Thomson Reuters Corp.	3,184	278,970
Waste Connections, Inc.	3,347	361,657
WSP Global, Inc.	2,688	255,772
		1,518,664
Information Technology (0.8%):
CGI, Inc. (a)	3,210	267,427
Constellation Software, Inc.	169	236,054
Open Text Corp. (c)	6,330	301,865
Shopify, Inc., Class A (a)	83	91,649
		896,995
Materials (1.0%):
Aginco Eagle Mines Ltd. (c)	2,667	154,204
Barrick Gold Corp.	8,443	167,516

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CCL Industries, Inc.	4,218	$233,375
Franco-Nevada Corp.	1,774	222,354
Nutrien Ltd.	3,545	191,004
Wheaton Precious Metals Corp.	3,727	142,376
		1,110,829
Utilities (1.4%):
Algonquin Power & Utilities Corp. (c)	19,086	302,429
Emera, Inc.	9,395	418,195
Fortis, Inc.	10,370	450,041
Hydro One Ltd. (d)	17,020	396,479
		1,567,144
		12,909,690
Denmark (2.8%):
Consumer Discretionary (0.1%):
Pandora A/S (a)	1,381	147,972

Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,514	232,640

Financials (0.3%):
Danske Bank A/S	10,436	195,307
Tryg A/S	7,560	178,314
		373,621
Health Care (1.0%):
Ambu A/S, Class B	2,485	116,716
Coloplast A/S, Class B	1,532	230,382
Demant A/S (a)	3,733	158,146
Genmab A/S (a)	546	179,658
GN Store Nord A/S	2,332	183,616
Novo Nordisk A/S, Class B	3,593	243,448
		1,111,966
Industrials (0.5%):
AP Moller - Maersk A/S, Class B	79	183,531
DSV PANALPINA A/S	1,216	238,595
Vestas Wind Systems A/S	783	160,733
		582,859
Materials (0.5%):
Christian Hansen Holding A/S (a)	2,950	268,089
Novozymes A/S, B Shares	4,040	258,798
		526,887
Utilities (0.2%):
Orsted A/S (d)	1,122	181,233
		3,157,178
Finland (1.9%):
Communication Services (0.3%):
Elisa Oyj	4,985	298,933

Consumer Staples (0.3%):
Kesko Oyj, Class B	9,174	280,552

Energy (0.1%):
Neste Oyj	2,831	150,246

Financials (0.2%):
Nordea Bank Abp	24,635	242,682

Industrials (0.4%):
Kone Oyj, Class B	3,674	300,103

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Metso Outotec Oyj (a)	14,021	$156,271
		456,374
Materials (0.4%):
Stora Enso Oyj, Class R	11,162	208,172
UPM-Kymmene Oyj	6,341	227,747
		435,919
Utilities (0.2%):
Fortum Oyj	8,997	240,114
		2,104,820
France (7.7%):
Communication Services (0.8%):
Iliad SA	1,374	261,166
Orange SA	19,901	245,143
Publicis Groupe SA	2,880	175,743
Vivendi SA	5,636	185,045
		867,097
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	1,556	232,905
Hermes International	262	290,015
Kering SA	327	225,692
LVMH Moet Hennessy Louis Vuitton SE	347	231,154
		979,766
Consumer Staples (1.1%):
Carrefour SA	11,077	200,612
Danone SA	3,527	241,941
L’Oreal SA	771	295,450
Pernod Ricard SA	1,371	257,301
Remy Cointreau SA	1,241	229,192
		1,224,496
Financials (0.9%):
Amundi SA (d)	2,937	234,875
AXA SA	8,206	220,206
BNP Paribas SA (a)	2,315	140,831
CNP Assurances	8,458	160,768
Credit Agricole SA	10,878	157,466
Natixis SA (a)	25,145	120,357
		1,034,503
Health Care (0.5%):
BioMerieux	1,261	160,433
Sanofi	2,904	286,889
Sartorius Stedim Biotech	335	137,958
		585,280
Industrials (2.4%):
Alstom SA (a)	3,722	185,574
Bollore SA	40,896	197,476
Bouygues SA	4,833	193,760
Bureau Veritas SA	8,930	254,138
Cie de Saint-Gobain	4,051	239,029
Edenred	3,845	200,814
Eiffage SA	1,630	163,151
Legrand SA	3,009	279,868
Safran SA (a)	1,071	145,741
Schneider Electric SE	1,678	256,282
Teleperformance	596	217,207
Thales SA	1,704	169,279

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Vinci SA	1,545	$158,266
		2,660,585
Information Technology (0.6%):
Capgemini SE	1,269	215,912
Dassault Systemes SA	1,153	246,605
Worldline SA (a)(d)	1,992	166,870
		629,387
Materials (0.3%):
Air Liquide SA	2,137	349,063

Utilities (0.2%):
Veolia Environnement SA	7,357	188,581
		8,518,758
Germany (6.8%):
Communication Services (0.3%):
Deutsche Telekom AG	16,285	327,873

Consumer Discretionary (1.0%):
adidas AG (a)	542	169,182
Bayerische Motoren Werke AG	2,423	251,361
Daimler AG	2,165	192,964
HelloFresh SE (a)	1,302	97,099
Puma SE (a)	1,991	195,035
Zalando SE (a)(d)	1,514	148,487
		1,054,128
Consumer Staples (0.2%):
Beiersdorf AG	2,542	268,564

Financials (1.1%):
Allianz SE, Registered Shares	894	227,533
Deutsche Bank AG, Registered Shares (a)	13,173	157,370
Deutsche Boerse AG	1,486	246,909
Hannover Rueck SE	1,288	235,305
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	651	200,458
Talanx AG	4,751	201,447
		1,269,022
Health Care (0.8%):
Carl Zeiss Meditec AG	1,292	194,676
Fresenius Medical Care AG & Co. KGaA	3,128	230,049
Fresenius SE & Co. KGaA	4,745	211,319
Merck KGaA	1,544	263,969
		900,013
Industrials (1.1%):
Brenntag SE	2,838	242,265
Deutsche Post AG, Registered Shares	5,019	274,959
KION Group AG	2,035	200,921
MTU Aero Engines AG	548	128,966
Rational AG	213	165,468
Siemens AG, Registered Shares	1,293	212,263
		1,224,842
Information Technology (0.4%):
Infineon Technologies AG	3,771	159,872
SAP SE	1,300	159,175
TeamViewer AG (a)(d)	2,794	119,353
		438,400

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Covestro AG (d)	2,565	$172,462
Evonik Industries AG	7,167	253,464
Symrise AG	2,429	294,507
		720,433
Real Estate (0.7%):
Deutsche Wohnen SE	4,824	225,019
LEG Immobilien SE	2,248	295,653
Vonovia SE	3,938	257,205
		777,877
Utilities (0.5%):
E.ON SE	28,900	336,304
RWE AG	5,655	221,609
		557,913
		7,539,065
Hong Kong (4.0%):
Consumer Discretionary (0.3%):
Techtronic Industries Co. Ltd.	8,954	153,192
Xinyi Glass Holdings Ltd.	52,000	169,904
		323,096
Consumer Staples (0.1%):
WH Group Ltd. (d)	211,482	171,388

Financials (0.5%):
AIA Group Ltd.	14,608	177,202
Hang Seng Bank Ltd.	12,772	247,265
Hong Kong Exchanges and Clearing Ltd.	2,658	156,393
		580,860
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	133,204	133,310

Industrials (0.5%):
CK Hutchison Holdings Ltd.	30,066	239,598
MTR Corp. Ltd.	48,272	273,532
		513,130
Real Estate (1.1%):
CK Asset Holdings Ltd.	38,035	230,936
Henderson Land Development Co. Ltd.	62,158	279,055
New World Development Co. Ltd.	40,368	208,752
Sino Land Co. Ltd.	145,158	202,039
Sun Hung Kai Properties Ltd.	16,566	251,032
		1,171,814
Utilities (1.4%):
CK Infrastructure Holdings Ltd.	48,154	286,181
CLP Holdings Ltd.	42,138	409,249
Hong Kong and China Gas Co. Ltd.	261,180	413,249
Power Assets Holdings Ltd. (b)	73,882	436,232
		1,544,911
		4,438,509
Ireland (1.1%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	982	209,874

Consumer Staples (0.3%):
Kerry Group PLC	2,211	276,631

Industrials (0.3%):
Experian PLC	6,383	219,694

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Kingspan Group PLC	1,961	$166,251
		385,945
Materials (0.3%):
CRH PLC	4,177	195,770
Smurfit Kappa Group PLC	4,007	188,695
		384,465
		1,256,915
Israel (0.4%):
Financials (0.2%):
Bank Hapoalim BM (a)	34,272	266,474

Information Technology (0.2%):
Nice Ltd. (a)	868	187,555
		454,029
Italy (2.8%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (d)	23,015	256,379
Telecom Italia SpA	326,349	176,490
		432,869
Consumer Discretionary (0.2%):
Moncler SpA	3,125	179,077

Energy (0.2%):
Snam SpA (c)	48,840	270,770

Financials (1.0%):
Assicurazioni Generali SpA	13,356	267,179
FinecoBank Banca Fineco SpA (a)	12,190	199,472
Intesa Sanpaolo SpA	77,872	210,977
Mediobanca Banca di Credito Finanziario SpA (a)	17,341	192,278
Poste Italiane SpA (d)	18,421	234,148
		1,104,054
Health Care (0.3%):
DiaSorin SpA	766	122,875
Recordati Industria Chimica e Farmaceutica SpA	4,634	249,248
		372,123
Information Technology (0.2%):
Nexi SpA (a)(d)	9,831	171,533

Utilities (0.5%):
Enel SpA	24,084	239,849
Terna Rete Elettrica Nazionale SpA	39,740	300,004
		539,853
		3,070,279
Japan (19.4%):
Communication Services (1.2%):
KDDI Corp.	8,900	272,925
Nexon Co. Ltd.	4,000	129,708
Nintendo Co. Ltd. (b)	300	167,492
Nippon Telegraph & Telephone Corp.	10,800	277,243
Softbank Corp.	22,400	291,052
SoftBank Group Corp.	1,500	126,411

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Z Holdings Corp.	21,400	$106,430
		1,371,261
Consumer Discretionary (2.8%):
Bandai Namco Holdings, Inc.	2,500	178,236
Fast Retailing Co. Ltd.	200	159,209
Honda Motor Co. Ltd.	6,100	182,873
Koito Manufacturing Co. Ltd.	2,300	154,150
Nitori Holdings Co. Ltd.	1,300	251,581
Pan Pacific International Holdings Corp.	9,100	214,616
Panasonic Corp.	14,100	181,296
Sekisui House Ltd.	12,800	274,476
Sharp Corp. (c)	7,300	125,942
Shimano, Inc.	800	190,588
Sony Group Corp.	1,900	198,993
Subaru Corp.	8,900	177,180
Sumitomo Electric Industries Ltd.	12,400	185,703
Suzuki Motor Corp.	3,600	163,400
Toyota Industries Corp.	2,500	222,654
Toyota Motor Corp.	3,500	272,387
		3,133,284
Consumer Staples (1.6%):
Ajinomoto Co., Inc.	10,800	221,005
Asahi Group Holdings Ltd.	3,900	164,335
Japan Tobacco, Inc.	15,000	287,914
Kao Corp.	3,900	257,616
Kikkoman Corp.	2,500	148,812
Kirin Holdings Co. Ltd.	12,100	231,759
Seven & i Holdings Co. Ltd.	4,900	197,532
Unicharm Corp.	5,700	239,152
		1,748,125
Financials (2.8%):
Dai-ichi Life Holdings, Inc.	9,700	166,646
Japan Exchange Group, Inc.	9,200	215,644
Japan Post Bank Co. Ltd. (c)	27,200	261,411
Japan Post Holdings Co. Ltd.	25,900	230,833
Japan Post Insurance Co. Ltd.	9,100	186,915
Mitsubishi UFJ Financial Group, Inc.	45,400	242,645
Mizuho Financial Group, Inc.	16,270	234,990
MS&AD Insurance Group Holdings, Inc.	8,800	258,253
Nomura Holdings, Inc.	37,100	194,833
ORIX Corp.	9,900	167,042
Sompo Holdings, Inc.	6,300	241,393
Sumitomo Mitsui Financial Group, Inc.	6,700	242,497
Sumitomo Mitsui Trust Holdings, Inc.	6,600	230,055
Tokio Marine Holdings, Inc.	4,000	190,227
		3,063,384
Health Care (2.7%):
Astellas Pharma, Inc.	15,100	232,140
Chugai Pharmaceutical Co. Ltd.	4,300	174,354
Daiichi Sankyo Co. Ltd.	6,300	183,520
Eisai Co. Ltd.	1,900	127,325
Hoya Corp.	1,800	211,444
Kyowa Kirin Co. Ltd.	7,900	236,194
M3, Inc.	1,900	129,933
Olympus Corp.	7,600	157,272
Ono Pharmaceutical Co. Ltd.	8,600	224,496
Otsuka Holdings Co. Ltd.	6,400	270,949

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Shionogi & Co. Ltd.	4,800	$258,058
Sysmex Corp.	2,100	226,199
Takeda Pharmaceutical Co. Ltd.	7,800	280,761
Terumo Corp.	6,000	216,728
		2,929,373
Industrials (3.3%):
Daifuku Co. Ltd.	1,800	176,244
Daikin Industries Ltd.	1,100	221,769
FANUC Corp.	800	189,215
ITOCHU Corp.	10,800	349,920
Komatsu Ltd.	6,500	200,736
Kubota Corp.	8,800	200,267
Makita Corp.	4,100	175,725
Mitsubishi Corp.	9,800	277,066
Mitsubishi Electric Corp.	16,500	251,353
Mitsui & Co. Ltd.	10,200	212,089
MonotaRO Co. Ltd.	4,400	118,992
Nidec Corp.	1,500	182,030
Recruit Holdings Co. Ltd.	3,400	165,869
Secom Co. Ltd.	3,000	252,362
SG Holdings Co. Ltd.	5,600	128,328
SMC Corp.	400	232,355
Toshiba Corp.	5,400	182,423
Toyota Tsusho Corp.	4,200	176,217
		3,692,960
Information Technology (3.4%):
Advantest Corp.	1,800	157,384
Canon, Inc.	6,900	155,968
Disco Corp.	600	188,330
FUJIFILM Holdings Corp.	4,500	267,090
Fujitsu Ltd.	1,400	202,330
Hitachi Ltd.	4,000	180,797
Keyence Corp.	400	181,628
Kyocera Corp.	3,700	234,780
Lasertec Corp.	1,000	131,153
Murata Manufacturing Co. Ltd.	2,700	215,639
NEC Corp.	3,400	200,235
Nomura Research Institute Ltd.	6,078	188,033
NTT Data Corp.	11,800	182,580
Obic Co. Ltd.	1,300	237,549
Omron Corp. (c)	2,600	202,908
Oracle Corp.	1,800	175,594
Renesas Electronics Corp. (a)	12,600	136,573
TDK Corp.	1,400	193,858
Tokyo Electron Ltd.	400	169,054
Yaskawa Electric Corp.	3,800	189,125
		3,790,608
Materials (1.0%):
Asahi Kasei Corp.	16,000	184,193
Nippon Paint Holdings Co. Ltd.	9,000	129,663
Nitto Denko Corp.	2,600	222,166
Shin-Etsu Chemical Co. Ltd.	1,300	218,526
Sumitomo Metal Mining Co. Ltd.	3,500	151,084
Toray Industries, Inc.	26,400	169,903
		1,075,535

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	6,600	$193,213
Mitsubishi Estate Co. Ltd.	11,600	202,484
Mitsui Fudosan Co. Ltd.	6,500	147,572
Sumitomo Realty & Development Co. Ltd.	4,400	155,238
		698,507
		21,503,037
Korea, Republic Of (4.3%):
Communication Services (0.7%):
Kakao Corp.	363	159,751
NAVER Corp.	477	158,916
NCSoft Corp.	175	135,008
Netmarble Corp. (d)	1,142	130,185
SK Telecom Co. Ltd.	928	225,521
		809,381
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	426	109,926
Hyundai Motor Co.	537	103,452
Kia Corp.	1,555	113,918
LG Electronics, Inc.	744	98,621
		425,917
Consumer Staples (0.6%):
Amorepacific Corp.	698	159,449
KT&G Corp.	4,013	288,669
LG Household & Health Care Ltd.	141	195,626
		643,744
Financials (0.7%):
Hana Financial Group, Inc.	4,674	176,783
KB Financial Group, Inc.	4,372	217,132
Samsung Life Insurance Co. Ltd.	1,866	128,786
Shinhan Financial Group Co. Ltd.	6,261	207,206
		729,907
Health Care (0.4%):
Celltrion Healthcare Co. Ltd. (a)	926	111,345
Celltrion, Inc. (a)	429	122,941
Samsung Biologics Co. Ltd. (a)(d)	241	159,304
		393,590
Industrials (0.2%):
LG Corp.	1,558	124,464
Samsung C&T Corp.	1,332	146,548
		271,012
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	1,039	172,157
Samsung Electronics Co. Ltd.	2,722	195,803
Samsung SDI Co. Ltd.	232	135,313
Samsung SDS Co. Ltd.	920	157,317
SK Hynix, Inc.	1,234	144,490
		805,080
Materials (0.5%):
LG Chem Ltd.	157	111,687
Lotte Chemical Corp.	412	109,590
POSCO	701	198,233
POSCO Chemical Co. Ltd.	804	110,127
		529,637

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Korea Electric Power Corp.	8,364	$171,109
		4,779,377
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific SE (a)	1,848	176,628
Real Estate (0.1%):
Aroundtown SA	20,687	147,243
		323,871
Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	66,805	226,702
Consumer Staples (0.5%):
Davide Campari-Milano NV	22,476	251,745
Koninklijke Ahold Delhaize NV	11,740	326,949
		578,694
Financials (0.5%):
Aegon NV	26,948	127,976
ING Groep NV	11,928	145,909
NN Group NV	4,854	237,290
		511,175
Health Care (0.2%):
Koninklijke Philips NV	4,266	243,486
Industrials (0.5%):
Randstad NV	2,818	198,196
Wolters Kluwer NV	3,591	312,104
		510,300
Information Technology (0.5%):
Adyen NV (a)(d)	70	156,242
ASM International NV	575	167,212
ASML Holding NV	368	223,093
		546,547
Materials (0.5%):
Akzo Nobel NV	2,486	277,748
Koninklijke DSM NV	1,672	282,911
		560,659
		3,177,563
New Zealand (0.3%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	7,198	161,323
Information Technology (0.2%):
Xero Ltd. (a)	1,967	189,003
		350,326
Norway (1.8%):
Communication Services (0.3%):
Telenor ASA	18,594	327,325
Consumer Staples (0.5%):
Mowi ASA	7,366	182,830
Orkla ASA, Class A	35,421	347,361
		530,191

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Aker BP ASA	6,069	$172,359
Financials (0.4%):
DNB ASA	10,102	215,054
Gjensidige Forsikring ASA	11,264	264,298
		479,352
Materials (0.4%):
Norsk Hydro ASA	32,772	209,912
Yara International ASA	5,363	279,024
		488,936
		1,998,163
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	19,585	329,551
Utilities (0.2%):
Energias de Portugal SA	40,091	228,941
		558,492
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	7,769	152,011
Singapore (1.3%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	164,300	298,083
Consumer Staples (0.2%):
Wilmar International Ltd.	53,100	213,995
Financials (0.9%):
DBS Group Holdings Ltd.	13,600	291,133
Oversea-Chinese Banking Corp. Ltd.	40,700	355,584
United Overseas Bank Ltd.	17,300	332,262
		978,979
		1,491,057
Spain (1.4%):
Communication Services (0.1%):
Telefonica SA	32,883	147,178
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	5,452	179,643
Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	21,237	110,218
CaixaBank SA	45,837	141,842
		252,060
Health Care (0.2%):
Grifols SA	8,131	212,902
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	3,799	125,889
Utilities (0.6%):
Endesa SA	11,064	292,684
Iberdrola SA	25,229	324,973
		617,657
		1,535,329

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Sweden (5.5%):
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (d)	1,105	$162,775
Hennes & Mauritz AB, Class B (a)(c)	6,777	152,735
		315,510
Consumer Staples (0.7%):
Essity AB, Class B (c)	9,270	292,966
ICA Gruppen AB	6,118	299,243
Swedish Match AB	2,803	218,910
		811,119
Energy (0.1%):
Lundin Energy AB	4,655	146,315
Financials (1.7%):
EQT AB	4,494	147,998
Industrivarden AB, Class C	8,078	283,517
Investor AB, Class B	3,889	310,229
Kinnevik AB, Class B	4,003	194,693
L E Lundbergforetagen AB, Class B (a)	5,288	288,811
Skandinaviska Enskilda Banken AB, Class A (c)	18,923	230,739
Svenska Handelsbanken AB, Class A	21,510	233,727
Swedbank AB, Class A (c)	12,554	221,313
		1,911,027
Industrials (1.8%):
Alfa Laval AB (a)	6,634	200,616
Assa Abloy AB, Class B	8,397	241,426
Atlas Copco AB, Class A	4,159	253,256
Epiroc AB, Class A	11,549	261,671
Nibe Industrier AB, Class B	6,500	201,627
Sandvik AB (a)	7,126	194,761
Skanska AB, Class B (c)	8,730	219,000
SKF AB, B Shares (c)	7,631	216,955
Volvo AB, Class B	8,366	211,689
		2,001,001
Information Technology (0.5%):
Hexagon AB, Class B	3,035	280,068
Telefonaktiebolaget LM Ericsson, Class B	15,184	200,975
		481,043
Materials (0.4%):
Boliden AB	4,989	185,159
Svenska Cellulosa AB SCA, Class B (a)	15,977	282,846
		468,005
		6,134,020
Switzerland (7.1%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	738	395,943
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares	2,014	193,386
Consumer Staples (1.2%):
Barry Callebaut AG, Registered Shares	172	388,775
Chocoladefabriken Lindt & Spruengli AG	37	323,016
Coca-Cola HBC AG	5,965	189,931
Nestle SA, Registered Shares	3,924	437,412
		1,339,134

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Credit Suisse Group AG, Registered Shares	12,834	$134,479
Julius Baer Group Ltd.	3,397	217,264
Partners Group Holding AG	250	319,312
Swiss Life Holding AG	483	237,462
UBS Group AG	13,970	216,350
Zurich Insurance Group AG	696	297,108
		1,421,975
Health Care (1.1%):
Lonza Group AG, Registered Shares	355	198,499
Novartis AG, Registered Shares	3,785	323,507
Roche Holding AG	855	276,360
Sonova Holding AG (a)	694	183,892
Straumann Holding AG, Class R	161	200,867
		1,183,125
Industrials (1.5%):
ABB Ltd., Registered Shares (c)	9,998	302,162
Geberit AG, Registered Shares	557	354,594
Kuehne + Nagel International AG	1,217	347,328
Schindler Holding AG	1,050	308,444
SGS SA, Registered Shares	120	340,444
		1,652,972
Information Technology (0.4%):
Logitech International SA, Class R	1,439	150,966
Stmicroelectronics NV	4,098	156,268
Temenos AG	1,063	153,038
		460,272
Materials (1.1%):
EMS-Chemie Holding AG	363	324,203
Givaudan SA, Registered Shares	84	323,734
LafargeHolcim Ltd.	4,575	268,884
Sika AG, Registered Shares	979	279,714
		1,196,535
		7,843,342
United Kingdom (9.1%):
Communication Services (0.3%):
BT Group PLC (a)	85,657	182,771
Vodafone Group PLC	115,064	209,167
		391,938
Consumer Discretionary (0.9%):
Barratt Developments PLC (a)	15,605	160,636
Burberry Group PLC (a)	7,167	187,552
Compass Group PLC (a)	6,350	127,923
JD Sports Fashion PLC (a)	12,476	141,806
Next PLC (a)	1,611	174,672
Persimmon PLC	4,109	166,517
		959,106
Consumer Staples (1.5%):
Associated British Foods PLC (a)	4,921	163,812
British American Tobacco PLC	6,380	243,951
Diageo PLC	5,190	213,865
Imperial Brands PLC	10,483	215,590
Reckitt Benckiser Group PLC	2,990	267,809
Tesco PLC	91,899	289,892
Unilever PLC	4,652	260,083
		1,655,002

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (2.0%):
3i Group PLC	13,647	$216,985
Admiral Group PLC	6,660	284,676
Aviva PLC	37,761	212,467
Barclays PLC	59,251	151,844
Hargreaves Lansdown PLC	7,613	161,761
HSBC Holdings PLC	26,319	153,529
Legal & General Group PLC	44,095	169,638
Lloyds Banking Group PLC (a)	250,244	146,718
London Stock Exchange Group PLC	1,576	150,761
Phoenix Group Holdings PLC	24,818	251,163
Schroders PLC	4,470	215,650
Standard Chartered PLC	21,332	146,873
		2,262,065
Health Care (0.6%):
AstraZeneca PLC	2,279	227,655
GlaxoSmithKline PLC (b)	14,723	261,389
Smith & Nephew PLC	8,785	166,865
		655,909
Industrials (1.7%):
Ashtead Group PLC	3,672	219,010
BAE Systems PLC	29,711	206,816
Bunzl PLC	7,178	229,841
Ferguson PLC	1,934	231,073
Intertek Group PLC	3,072	237,213
RELX PLC	9,198	230,622
Rentokil Initial PLC	34,154	228,045
Spirax-Sarco Engineering PLC	1,718	269,962
		1,852,582
Information Technology (0.4%):
AVEVA Group PLC	3,515	165,798
Halma PLC	7,701	252,001
		417,799
Materials (1.3%):
Anglo American PLC	4,130	161,817
Antofagasta PLC	7,568	176,296
BHP Group PLC	6,285	181,452
Croda International PLC	2,940	257,252
Evraz PLC (b)	20,147	160,514
Fresnillo PLC	9,419	112,200
Mondi PLC	8,585	218,921
Rio Tinto PLC	2,399	183,526
		1,451,978
Utilities (0.4%):
National Grid PLC	22,523	268,234
SSE PLC	11,041	221,435
		489,669
		10,136,048

Total Common Stocks (Cost $93,020,899)		110,101,283

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(e)
Italy (0.0%):
Energy (0.0%):
Snam SpA , Expires 4/8/21 (a)(c)(f)(g)	34,025	$—
Total Rights (Cost $–)		—

Collateral for Securities Loaned^ (3.5%)
United States (3.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	78,471	78,471
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	2,020,814	2,020,814
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	39,161	39,161
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	312,258	312,258
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	1,403,973	1,403,973
Total Collateral for Securities Loaned (Cost $3,854,677)		3,854,677
Total Investments (Cost $96,875,576) — 102.6%		113,955,960
Liabilities in excess of other assets — (2.6)%		(2,892,350)
NET ASSETS - 100.00%		$111,063,610

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $2,861,713 and amounted to 2.6% of net assets.

(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(g)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	4	6/18/21	$438,736	$438,400	$(336)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(336)
	Total net unrealized appreciation (depreciation)				$(336)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Communication Services (3.4%):
Omnicom Group, Inc.	21,758	$1,613,356
The Interpublic Group of Cos., Inc.	56,967	1,663,436
Verizon Communications, Inc.	64,404	3,745,093
		7,021,885
Consumer Discretionary (2.7%):
Genuine Parts Co.	18,592	2,149,049
Hasbro, Inc.	18,470	1,775,336
Whirlpool Corp.	8,335	1,836,617
		5,761,002
Consumer Staples (19.5%):
Altria Group, Inc.	55,215	2,824,800
Archer-Daniels-Midland Co.	38,670	2,204,190
Bunge Ltd.	23,644	1,874,260
Campbell Soup Co.	51,292	2,578,449
Conagra Brands, Inc.	69,603	2,617,073
General Mills, Inc.	48,694	2,985,916
Kellogg Co.	48,684	3,081,696
Kimberly-Clark Corp.	23,515	3,269,761
PepsiCo, Inc.	25,014	3,538,230
Philip Morris International, Inc.	27,337	2,425,885
The Coca-Cola Co.	50,698	2,672,292
The J.M. Smucker Co.	20,432	2,585,261
The Kraft Heinz Co.	58,263	2,330,520
The Procter & Gamble Co.	29,399	3,981,506
Tyson Foods, Inc., Class A	27,686	2,057,070
		41,026,909
Energy (2.2%):
Kinder Morgan, Inc.	114,687	1,909,539
ONEOK, Inc.	22,982	1,164,268
The Williams Cos., Inc.	65,577	1,553,519
		4,627,326
Financials (21.9%):
Apollo Global Management, Inc.	29,847	1,403,107
Ares Management Corp., Class A	42,700	2,392,482
Citigroup, Inc.	20,428	1,486,137
Citizens Financial Group, Inc.	25,432	1,122,823
CME Group, Inc.	10,179	2,078,857
Comerica, Inc.	15,392	1,104,222
Everest Re Group Ltd.	7,609	1,885,586
Fidelity National Financial, Inc.	48,261	1,962,293
Fifth Third Bancorp	35,076	1,313,596
First Horizon Corp.	69,484	1,174,974
Franklin Resources, Inc.	54,207	1,604,527
Huntington Bancshares, Inc.	74,826	1,176,265
Invesco Ltd.	54,789	1,381,779
KeyCorp	56,631	1,131,487
Lincoln National Corp.	16,374	1,019,609
M&T Bank Corp.	7,235	1,096,898
MetLife, Inc.	26,558	1,614,461
Northern Trust Corp.	16,991	1,785,924
Principal Financial Group, Inc.	23,314	1,397,907
Regions Financial Corp.	56,732	1,172,083
Santander Consumer USA Holdings, Inc.	53,417	1,445,464
State Street Corp.	20,109	1,689,357

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The Bank of New York Mellon Corp.	38,361	$1,814,092
The Blackstone Group, Inc., Class A	31,133	2,320,343
The Carlyle Group, Inc.	52,794	1,940,707
The Hartford Financial Services Group, Inc.	28,914	1,931,166
The PNC Financial Services Group, Inc.	9,272	1,626,402
Truist Financial Corp.	23,633	1,378,277
U.S. Bancorp	29,571	1,635,572
Zions Bancorp NA	19,498	1,071,610
		46,158,007
Health Care (8.0%):
AbbVie, Inc.	21,340	2,309,415
Amgen, Inc.	9,442	2,349,264
Cardinal Health, Inc.	34,556	2,099,277
CVS Health Corp.	29,699	2,234,256
Gilead Sciences, Inc. (a)	38,720	2,502,473
Merck & Co., Inc.	37,580	2,897,043
Pfizer, Inc.	63,993	2,318,466
		16,710,194
Industrials (5.5%):
3M Co.	13,001	2,505,033
General Dynamics Corp.	13,677	2,483,196
Lockheed Martin Corp.	7,266	2,684,787
United Parcel Service, Inc., Class B	10,932	1,858,331
Watsco, Inc.	7,072	1,844,024
		11,375,371
Information Technology (6.9%):
Broadcom, Inc.	4,153	1,925,580
Cisco Systems, Inc.	47,631	2,462,999
International Business Machines Corp.	16,313	2,173,870
NetApp, Inc.	21,844	1,587,403
Paychex, Inc.	26,097	2,558,029
Seagate Technology PLC	22,953	1,761,643
The Western Union Co.	83,164	2,050,824
		14,520,348
Materials (4.8%):
CF Industries Holdings, Inc.	29,579	1,342,295
Dow, Inc.	24,260	1,551,184
International Paper Co.	33,935	1,834,865
LyondellBasell Industries NV, Class A	11,973	1,245,791
Nucor Corp.	26,203	2,103,315
Packaging Corp. of America	14,899	2,003,618
		10,081,068
Utilities (24.7%):
Alliant Energy Corp.	57,993	3,140,900
American Electric Power Co., Inc. (a)	35,110	2,973,817
CMS Energy Corp.	50,975	3,120,690
Consolidated Edison, Inc. (a)	38,642	2,890,422
DTE Energy Co.	19,496	2,595,697
Duke Energy Corp. (a)	28,746	2,774,851
Edison International	37,388	2,190,937
Entergy Corp.	25,568	2,543,249
Evergy, Inc. (a)	38,543	2,294,465
Exelon Corp.	56,992	2,492,830
FirstEnergy Corp.	39,897	1,384,027
NRG Energy, Inc.	48,288	1,821,906

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Pinnacle West Capital Corp.	31,984	$2,601,898
PPL Corp.	83,477	2,407,477
Public Service Enterprise Group, Inc.	40,915	2,463,492
Sempra Energy	18,093	2,398,770
The Southern Co. (a)	45,587	2,833,688
UGI Corp.	45,773	1,877,151
Vistra Corp.	74,054	1,309,275
WEC Energy Group, Inc. (a)	34,047	3,186,458
Xcel Energy, Inc. (a)	44,223	2,941,272
		52,243,272

Total Common Stocks (Cost $188,389,639)		209,525,382
Total Investments (Cost $188,389,639) — 99.6%		209,525,382
Other assets in excess of liabilities — 0.4%		855,659
NET ASSETS - 100.00%		$210,381,041

(a)	All or a portion of this security has been segregated as collateral for derivative instruments.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	6/18/21	$391,283	$396,740	$5,457

	Total unrealized appreciation				$5,457
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$5,457

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (2.4%):
Cogent Communications Holdings, Inc. (a)	34,533	$2,374,489
Telephone & Data Systems, Inc.	105,373	2,419,364
		4,793,853
Consumer Discretionary (6.0%):
Big Lots, Inc.	17,529	1,197,231
Ethan Allen Interiors, Inc.	65,420	1,806,246
Franchise Group, Inc. (b)	33,689	1,216,510
Haverty Furniture Cos., Inc.	42,285	1,572,579
Kontoor Brands, Inc.	35,262	1,711,265
PetMed Express, Inc. (a)	28,148	990,106
Strategic Education, Inc.	17,271	1,587,377
Sturm Ruger & Co., Inc. (a)	25,325	1,673,223
		11,754,537
Consumer Staples (8.2%):
B&G Foods, Inc. (b)	52,342	1,625,743
Medifast, Inc.	6,235	1,320,698
Natural Grocers by Vitamin Cottage, Inc.	84,630	1,485,257
Nu Skin Enterprises, Inc., Class A	28,520	1,508,423
SpartanNash Co. (b)	79,927	1,568,967
The Andersons, Inc.	49,710	1,361,060
Universal Corp.	49,140	2,898,769
Vector Group Ltd.	128,459	1,792,003
Weis Markets, Inc. (a)(b)	47,228	2,669,326
		16,230,246
Financials (23.8%):
American National Group, Inc.	25,755	2,778,192
BGC Partners, Inc., Class A	318,965	1,540,601
Cathay General Bancorp	41,982	1,712,026
Community Trust Bancorp, Inc.	46,511	2,047,879
CVB Financial Corp.	84,392	1,864,219
Dime Community Bancshares, Inc.	51,126	1,540,938
Federal Agricultural Mortgage Corp., Class C	24,368	2,454,345
Federated Hermes, Inc.	65,347	2,045,361
First Busey Corp.	74,273	1,905,102
First Commonwealth Financial Corp.	110,747	1,591,434
First Financial Bancorp	63,022	1,512,528
Flushing Financial Corp.	77,645	1,648,403
Fulton Financial Corp.	96,316	1,640,261
Hope Bancorp, Inc.	112,985	1,701,554
Navient Corp.	123,593	1,768,616
Northwest Bancshares, Inc. (a)	134,489	1,943,366
Park National Corp.	12,597	1,628,792
Provident Financial Services, Inc.	82,832	1,845,497
S&T Bancorp, Inc.	50,151	1,680,059
Safety Insurance Group, Inc. (a)	33,984	2,863,152
Sculptor Capital Management, Inc.	62,641	1,370,585
Southside Bancshares, Inc. (a)	57,976	2,232,656
TrustCo Bank Corp.	278,492	2,052,486
Washington Trust Bancorp, Inc.	37,190	1,920,120
WesBanco, Inc.	49,600	1,788,576
		47,076,748

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Health Care (2.2%):
National HealthCare Corp. (a)	27,064	$2,108,556
Phibro Animal Health Corp., Class A	86,697	2,115,407
		4,223,963
Industrials (21.0%):
ACCO Brands Corp.	177,876	1,501,273
Apogee Enterprises, Inc.	40,538	1,657,193
Argan, Inc.	43,357	2,313,096
Barrett Business Services, Inc.	28,409	1,956,244
Brady Corp., Class A	44,323	2,369,064
CRA International, Inc.	28,600	2,134,704
Deluxe Corp.	31,811	1,334,790
Ennis, Inc. (a)	127,620	2,724,686
Healthcare Services Group	60,821	1,704,813
HNI Corp.	48,720	1,927,363
Kimball International, Inc., Class B	118,875	1,664,250
Knoll, Inc.	72,198	1,191,989
McGrath RentCorp	27,789	2,241,183
Miller Industries, Inc.	64,741	2,990,386
Mueller Water Products, Inc., Class A	190,312	2,643,433
National Presto Industries, Inc.	19,613	2,001,899
Powell Industries, Inc.	57,144	1,935,467
Resources Connection, Inc.	158,348	2,144,032
Steelcase, Inc., Class A	92,112	1,325,492
The Gorman-Rupp Co.	62,105	2,056,297
The Greenbrier Cos., Inc.	32,348	1,527,473
		41,345,127
Information Technology (9.4%):
ADTRAN, Inc.	96,588	1,611,088
American Software, Inc., Class A	91,546	1,895,002
Benchmark Electronics, Inc.	70,706	2,186,230
Cass Information Systems, Inc.	45,777	2,118,102
CSG Systems International, Inc.	59,957	2,691,470
InterDigital, Inc.	39,199	2,487,176
NVE Corp.	27,881	1,954,458
The Hackett Group, Inc.	131,559	2,156,252
Xperi Holding Corp.	67,045	1,459,570
		18,559,348
Materials (9.5%):
Compass Minerals International, Inc.	33,567	2,105,321
Glatfelter Corp.	114,397	1,961,909
Greif, Inc., Class A	36,812	2,098,285
Kaiser Aluminum Corp. (b)	12,319	1,361,250
Myers Industries, Inc.	93,019	1,838,055
O-I Glass, Inc. (c)	106,888	1,575,529
Orion Engineered Carbons SA (c)	75,176	1,482,471
Schnitzer Steel Industries, Inc.	44,390	1,855,058
Schweitzer-Mauduit International, Inc.	40,478	1,982,207
SunCoke Energy, Inc.	164,661	1,154,274
Trinseo SA	19,383	1,234,116
		18,648,475

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Real Estate (3.0%):
Kennedy-Wilson Holdings, Inc.	115,636	$2,337,003
RE/MAX Holdings, Inc.	48,081	1,893,911
The RMR Group, Inc., Class A	39,030	1,592,814
		5,823,728
Utilities (13.7%):
American States Water Co.	38,811	2,934,888
Avista Corp.	65,611	3,132,925
MGE Energy, Inc.	44,729	3,193,204
Northwest Natural Holding Co.	41,587	2,243,619
NorthWestern Corp.	41,513	2,706,648
Otter Tail Corp. (a)	61,244	2,827,635
SJW Group	39,592	2,493,900
South Jersey Industries, Inc.	81,014	1,829,296
The York Water Co.	57,836	2,832,229
Unitil Corp. (a)	57,742	2,638,232
		26,832,576

Total Common Stocks (Cost $186,343,664)		195,288,601
Collateral for Securities Loaned^ (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	82,903	82,903
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	2,134,930	2,134,930
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	41,372	41,372
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	329,891	329,891
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	1,483,255	1,483,255
Total Collateral for Securities Loaned (Cost $4,072,351)		4,072,351
Total Investments (Cost $190,416,015) — 101.3%		199,360,952
Liabilities in excess of other assets — (1.3)%		(2,528,656)
NET ASSETS - 100.00%		$196,832,296

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on March 31, 2021.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	11	6/18/21	$1,240,409	$1,222,375	$(18,034)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(18,034)
	Total net unrealized appreciation (depreciation)				$(18,034)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.7%)
Australia (3.4%):
Communication Services (1.1%):
Telstra Corp. Ltd.	96,186	$248,348
Consumer Staples (1.1%):
Coles Group Ltd.	19,664	239,075
Materials (1.2%):
Fortescue Metals Group Ltd.	6,895	104,669
Rio Tinto Ltd.	1,860	156,432
		261,101
		748,524
Austria (0.6%):
Energy (0.6%):
OMV AG	2,626	133,208
Canada (18.8%):
Communication Services (3.9%):
BCE, Inc. (a)	7,565	341,554
Rogers Communications, Inc., Class B	4,769	219,947
TELUS Corp. (a)(b)	14,881	296,436
		857,937
Consumer Discretionary (0.9%):
Restaurant Brands International, Inc.	3,084	200,601
Energy (1.9%):
Enbridge, Inc.	6,155	224,255
TC Energy Corp. (b)	4,517	207,102
		431,357
Financials (6.1%):
Canadian Imperial Bank of Commerce	3,768	369,003
Great-West Lifeco, Inc.	9,729	258,924
Manulife Financial Corp.	8,688	186,897
Power Corp. of Canada (b)	10,097	265,423
The Bank of Nova Scotia	4,632	289,827
		1,370,074
Utilities (6.0%):
Algonquin Power & Utilities Corp. (b)	16,328	258,727
Emera, Inc.	8,038	357,792
Fortis, Inc.	8,871	384,987
Hydro One Ltd. (c)	14,561	339,196
		1,340,702
		4,200,671
Finland (2.9%):
Communication Services (1.1%):
Elisa Oyj	4,265	255,757
Materials (0.9%):
UPM-Kymmene Oyj	5,425	194,847
Utilities (0.9%):
Fortum Oyj	7,698	205,446
		656,050
France (3.7%):
Communication Services (0.9%):
Orange SA	17,029	209,765

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.9%):
Danone SA	3,018	$207,025
Health Care (1.1%):
Sanofi	2,485	245,496

Industrials (0.8%):
Bouygues SA	4,134	165,736
		828,022
Germany (4.4%):
Communication Services (1.2%):
Deutsche Telekom AG	13,934	280,539

Financials (0.9%):
Allianz SE, Registered Shares	765	194,701

Materials (1.0%):
Evonik Industries AG	6,132	216,861

Utilities (1.3%):
E.ON SE	24,725	287,721
		979,822
Hong Kong (11.3%):
Consumer Staples (0.7%):
WH Group Ltd. (c)	181,152	146,808

Financials (0.9%):
Hang Seng Bank Ltd.	10,964	212,262

Industrials (0.9%):
CK Hutchison Holdings Ltd.	25,186	200,709

Real Estate (4.5%):
CK Asset Holdings Ltd.	32,500	197,329
Henderson Land Development Co. Ltd.	53,648	240,849
New World Development Co. Ltd.	35,000	180,993
Sino Land Co. Ltd.	123,456	171,833
Sun Hung Kai Properties Ltd.	14,000	212,149
		1,003,153
Utilities (4.3%):
CK Infrastructure Holdings Ltd.	40,911	243,136
CLP Holdings Ltd.	35,500	344,780
Power Assets Holdings Ltd. (a)	63,637	375,741
		963,657
		2,526,589
Italy (4.0%):
Energy (1.0%):
Snam SpA (b)	41,783	231,646

Financials (0.9%):
Poste Italiane SpA (c)	15,761	200,337

Utilities (2.1%):
Enel SpA	20,605	205,202
Terna Rete Elettrica Nazionale SpA	33,999	256,664
		461,866
		893,849
Japan (11.7%):
Communication Services (2.1%):
KDDI Corp.	7,600	233,060

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Softbank Corp.	19,100	$248,174
		481,234
Consumer Discretionary (1.1%):
Sekisui House Ltd.	11,000	235,878

Consumer Staples (1.1%):
Japan Tobacco, Inc.	12,900	247,606

Financials (4.5%):
Mitsubishi UFJ Financial Group, Inc.	38,900	207,905
Mizuho Financial Group, Inc.	14,000	202,204
MS&AD Insurance Group Holdings, Inc.	7,500	220,102
Sumitomo Mitsui Financial Group, Inc.	5,700	206,304
Tokio Marine Holdings, Inc.	3,500	166,448
		1,002,963
Health Care (1.1%):
Takeda Pharmaceutical Co. Ltd.	6,700	241,166

Industrials (1.1%):
Mitsubishi Corp.	8,400	237,485

Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	5,500	161,011
		2,607,343
Korea, Republic Of (3.4%):
Communication Services (0.8%):
SK Telecom Co. Ltd.	794	192,957
Consumer Staples (1.1%):
KT&G Corp.	3,433	246,948

Financials (1.5%):
Hana Financial Group, Inc.	3,997	151,177
Shinhan Financial Group Co. Ltd.	5,358	177,321
		328,498
		768,403
Netherlands (3.0%):
Communication Services (0.9%):
Koninklijke KPN NV	57,160	193,972

Consumer Staples (1.2%):
Koninklijke Ahold Delhaize NV	10,045	279,744

Financials (0.9%):
NN Group NV	4,153	203,021
		676,737
Norway (3.8%):
Communication Services (1.2%):
Telenor ASA	15,909	280,059

Energy (0.7%):
Aker BP ASA	5,191	147,424

Financials (0.8%):
DNB ASA	8,644	184,016

Materials (1.1%):
Yara International ASA	4,589	238,755
		850,254

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Portugal (0.9%):
Utilities (0.9%):
Energias de Portugal SA	34,303	$195,888
Russian Federation (0.6%):
Materials (0.6%):
Polymetal International PLC	6,647	130,058
Singapore (3.5%):
Communication Services (1.1%):
Singapore Telecommunications Ltd.	140,500	254,904
Financials (2.4%):
DBS Group Holdings Ltd.	11,700	250,459
United Overseas Bank Ltd.	14,800	284,247
		534,706
		789,610
Spain (2.6%):
Communication Services (0.6%):
Telefonica SA	28,124	125,877
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	18,163	94,264
Industrials (0.5%):
ACS Actividades de Construccion y Servicios SA	3,249	107,664
Utilities (1.1%):
Endesa SA	9,466	250,411
		578,216
Switzerland (5.7%):
Communication Services (1.5%):
Swisscom AG, Registered Shares	631	338,537
Financials (2.0%):
UBS Group AG	11,953	185,113
Zurich Insurance Group AG	595	253,993
		439,106
Health Care (1.2%):
Novartis AG, Registered Shares	3,239	276,840
Materials (1.0%):
LafargeHolcim Ltd.	3,915	230,094
		1,284,577
United Kingdom (14.4%):
Communication Services (1.5%):
BT Group PLC (d)	73,290	156,383
Vodafone Group PLC	98,412	178,897
		335,280
Consumer Discretionary (0.6%):
Persimmon PLC	3,516	142,486
Consumer Staples (3.9%):
British American Tobacco PLC	5,459	208,734
Imperial Brands PLC	8,970	184,474
Tesco PLC	78,631	248,039
Unilever PLC	3,980	222,513
		863,760
Financials (2.7%):
Admiral Group PLC	5,699	243,599
Legal & General Group PLC	37,727	145,140

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Phoenix Group Holdings PLC	21,233	$214,882
		603,621
Health Care (1.0%):
GlaxoSmithKline PLC (a)	12,597	223,644
Industrials (0.8%):
BAE Systems PLC	25,422	176,960
Materials (2.0%):
BHP Group PLC	5,378	155,266
Evraz PLC (a)	17,231	137,282
Rio Tinto PLC	2,053	157,056
		449,604
Utilities (1.9%):
National Grid PLC	19,270	229,493
SSE PLC	9,447	189,466
		418,959
		3,214,314
Total Common Stocks (Cost $21,452,508)		22,062,135

Rights (0.0%)(e)
Italy (0.0%):
Energy (0.0%):
Snam SpA , Expires 4/8/21 (b)(d)(f)(g)	33,331	—
Total Rights (Cost $–)		—

Collateral for Securities Loaned^ (4.8%)
United States (4.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	21,978	21,978
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	565,985	565,985
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	10,968	10,968
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	87,456	87,456
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	393,221	393,221
Total Collateral for Securities Loaned (Cost $1,079,608)		1,079,608
Total Investments (Cost $22,532,116) — 103.5%		23,141,743
Liabilities in excess of other assets — (3.5)%		(779,784)
NET ASSETS - 100.00%		$22,361,959

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $686,341 and amounted to 3.1% of net assets.

(d)	Non-income producing security.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2021.

(g)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	1	6/18/21	$109,834	$109,600	$(234)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(234)
	Total net unrealized appreciation (depreciation)				$(234)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Brazil (5.7%):
Consumer Discretionary (0.9%):
Petrobras Distribuidora SA	40,600	$159,286

Health Care (0.7%):
Hypera SA	24,500	139,437

Industrials (0.8%):
CCR SA	65,766	150,979

Materials (0.8%):
Vale SA	9,100	158,412

Utilities (2.5%):
Centrais Eletricas Brasileiras SA	17,100	104,127
Cia de Saneamento Basico do Estado de Sao Paulo	21,900	160,323
Engie Brasil Energia SA	27,600	205,140
		469,590
		1,077,704
Chile (2.9%):
Consumer Staples (0.9%):
Cia Cervecerias Unidas SA	18,217	159,797

Utilities (2.0%):
Colbun SA	948,263	184,581
Enel Americas SA	1,203,775	200,724
		385,305
		545,102
China (19.1%):
Energy (2.6%):
China Petroleum & Chemical Corp., Class H	264,194	140,699
China Shenhua Energy Co. Ltd., Class H	101,416	208,995
PetroChina Co. Ltd., Class H	396,000	143,142
		492,836
Financials (13.2%):
Agricultural Bank of China Ltd., Class H	516,858	206,775
Bank of China Ltd., Class H	653,136	248,692
Bank of Communications Co. Ltd., Class H	385,646	245,562
China Cinda Asset Management Co. Ltd., Class H	829,000	172,757
China CITIC Bank Corp. Ltd., Class H	383,216	194,719
China Construction Bank Corp., Class H	262,000	220,417
China Everbright Bank Co. Ltd., Class H	291,998	127,335
China Life Insurance Co. Ltd., Class H	61,000	126,021
China Minsheng Banking Corp. Ltd., Class H	334,466	194,042
GF Securities Co. Ltd., Class H	88,562	135,797
Industrial & Commercial Bank of China Ltd., Class H	282,118	202,503
New China Life Insurance Co. Ltd., Class H	30,300	117,321
PICC Property & Casualty Co. Ltd., Class H	197,194	170,970
The People’s Insurance Co. Group of China Ltd., Class H	467,000	151,385
		2,514,296
Information Technology (0.8%):
China Railway Signal & Communication Corp. Ltd., Class H (a)	366,064	150,215
Real Estate (1.8%):
Country Garden Holdings Co. Ltd.	130,000	166,894
Logan Group Co. Ltd.	99,000	166,830
		333,724

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.7%):
Huaneng Power International, Inc., Class H	403,742	$143,344
		3,634,415
Czech Republic (2.5%):
Financials (0.9%):
Komercni Banka A/S (b)	5,695	175,874
Utilities (1.6%):
CEZ A/S	12,082	298,711
		474,585
Hong Kong (0.7%):
Materials (0.7%):
China Resources Cement Holdings Ltd.	128,000	143,744

India (8.0%):
Communication Services (0.5%):
Indus Towers Ltd.	29,699	99,527

Consumer Discretionary (1.0%):
Bajaj Auto Ltd. (b)	3,672	184,362
Consumer Staples (1.0%):
ITC Ltd.	66,330	198,241

Energy (1.4%):
Bharat Petroleum Corp. Ltd.	21,972	128,616
Hindustan Petroleum Corp. Ltd.	43,532	139,632
		268,248
Financials (1.4%):
Power Finance Corp. Ltd.	85,258	132,654
REC Ltd.	76,273	136,827
		269,481
Materials (1.0%):
Ambuja Cements Ltd.	42,592	179,932
Utilities (1.7%):
NTPC Ltd.	106,170	154,735
Power Grid Corp. of India Ltd.	56,467	166,562
		321,297
		1,521,088
Indonesia (3.0%):
Communication Services (0.7%):
PT Telkom Indonesia Persero Tbk	561,678	132,296

Consumer Staples (1.1%):
PT Indofood Sukses Makmur Tbk	448,500	203,864

Energy (0.6%):
PT United Tractors Tbk	73,724	112,338

Materials (0.6%):
PT Indocement Tunggal Prakarsa Tbk	142,300	119,808
		568,306
Malaysia (4.1%):
Financials (2.0%):
CIMB Group Holdings Bhd	147,500	154,439
Malayan Banking Bhd	112,200	223,317
		377,756
Industrials (1.0%):
Sime Darby Bhd	339,700	196,690

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (1.1%):
Tenaga Nasional Bhd	82,900	$202,400
		776,846
Mexico (3.7%):
Consumer Staples (2.2%):
Arca Continental SAB de CV	45,721	225,655
Kimberly-Clark de Mexico SAB de CV, Class A	115,667	197,725
		423,380
Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B (b)	12,528	130,996
Materials (0.8%):
Orbia Advance Corp. SAB de CV	60,467	161,482
		715,858
Netherlands (0.9%):
Consumer Staples (0.9%):
X5 Retail Group NV, GDR	5,281	170,259
Philippines (2.8%):
Communication Services (1.9%):
Globe Telecom, Inc.	4,850	187,903
PLDT, Inc.	6,985	175,759
		363,662
Utilities (0.9%):
Manila Electric Co.	30,920	173,317
		536,979
Russian Federation (12.1%):
Communication Services (3.1%):
Mobile TeleSystems PJSC	78,610	328,766
Rostelecom PJSC	186,530	265,846
		594,612
Consumer Staples (1.1%):
Magnit PJSC	2,821	199,086
Energy (1.1%):
Tatneft PJSC	25,070	198,320
Materials (3.2%):
Alrosa PJSC	132,473	185,350
MMC Norilsk Nickel PJSC	565	177,839
Severstal PJSC	12,447	253,447
		616,636
Utilities (3.6%):
Federal Grid Co. Unified Energy System PJSC	91,490,246	262,675
Inter RAO UES PJSC	2,930,000	198,870
RusHydro PJSC	21,435,184	230,939
		692,484
		2,301,138
South Africa (7.6%):
Communication Services (2.8%):
MTN Group Ltd.	21,659	127,541
MultiChoice Group	19,229	168,119
Vodacom Group Ltd.	27,679	236,950
		532,610

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.8%):
Woolworths Holdings Ltd. (b)	43,014	$144,217

Energy (0.7%):
Exxaro Resources Ltd.	11,850	139,688

Financials (2.6%):
Absa Group Ltd.	15,378	131,468
FirstRand Ltd.	37,771	132,196
Nedbank Group Ltd.	11,519	109,341
Standard Bank Group Ltd.	14,440	122,803
		495,808
Materials (0.7%):
African Rainbow Minerals Ltd.	6,837	128,921
		1,441,244
Taiwan (19.9%):
Communication Services (4.8%):
Chunghwa Telecom Co. Ltd.	129,000	504,224
Far EasTone Telecommunications Co. Ltd.	183,000	411,214
		915,438
Financials (3.5%):
China Development Financial Holding Corp.	942,000	346,736
Sinopac Financial Holdings Co. Ltd.	720,000	324,336
		671,072
Industrials (2.9%):
Far Eastern New Century Corp.	209,000	221,265
Taiwan High Speed Rail Corp.	300,000	330,751
		552,016
Information Technology (5.4%):
Catcher Technology Co. Ltd.	26,000	192,772
Compal Electronics, Inc.	314,000	293,900
Lite-On Technology Corp.	97,059	213,675
Pegatron Corp.	67,000	174,041
Wistron Corp.	133,000	156,191
		1,030,579
Materials (3.3%):
Asia Cement Corp.	172,000	288,214
Taiwan Cement Corp.	201,000	329,763
		617,977
		3,787,082
Thailand (6.2%):
Communication Services (2.9%):
Advanced Info Service PCL	50,100	278,178
Intouch Holdings PCL	146,600	272,111
		550,289
Energy (0.7%):
PTT Exploration & Production PCL	38,500	140,459
Financials (1.5%):
Krung Thai Bank PCL	387,300	151,214
TMB Bank PCL (b)	3,156,600	124,254
		275,468
Real Estate (1.1%):
Land & Houses PCL	757,700	207,323
		1,173,539

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Turkey (0.8%):
Industrials (0.8%):
Enka Insaat ve Sanayi A/S	157,859	$151,596
Total Common Stocks (Cost $18,569,070)		19,019,485
Total Investments (Cost $18,569,070) — 100.0%		19,019,485
Other assets in excess of liabilities — 0.0%		8,340
NET ASSETS - 100.00%		$19,027,825

(a)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $150,215 and amounted to 0.8% of net assets.

(b)	Non-income producing security.

GDR—Global Depositary Receipt
PCL—Public Company Limited

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Consumer Discretionary (15.2%):
Gentex Corp.	184,872	$6,594,384
Lowe’s Cos., Inc.	20,419	3,883,285
McDonald’s Corp.	44,255	9,919,316
NIKE, Inc., Class B	46,423	6,169,153
Pool Corp.	13,347	4,607,918
Ross Stores, Inc.	19,648	2,355,992
Target Corp. (a)	57,067	11,303,261
The TJX Cos., Inc.	47,317	3,130,020
VF Corp.	39,169	3,130,386
		51,093,715
Consumer Staples (17.2%):
Archer-Daniels-Midland Co.	104,340	5,947,380
Brown-Forman Corp., Class B	49,528	3,415,946
Colgate-Palmolive Co.	82,956	6,539,420
Costco Wholesale Corp.	14,575	5,137,396
Hormel Foods Corp.	59,480	2,841,954
Kimberly-Clark Corp.	33,863	4,708,650
Lancaster Colony Corp. (b)	36,315	6,368,199
McCormick & Co., Inc.	27,295	2,433,622
PepsiCo, Inc.	22,837	3,230,294
Sysco Corp.	37,312	2,937,947
The Clorox Co.	17,726	3,418,991
The Coca-Cola Co.	52,870	2,786,778
The Procter & Gamble Co.	29,723	4,025,386
Walmart, Inc.	31,259	4,245,910
		58,037,873
Energy (1.0%):
Exxon Mobil Corp.	57,792	3,226,527

Financials (16.3%):
Aflac, Inc.	78,856	4,035,850
American Financial Group, Inc.	76,244	8,699,440
Brown & Brown, Inc.	55,864	2,553,543
Cincinnati Financial Corp.	15,037	1,550,164
CME Group, Inc.	27,526	5,621,635
Commerce Bancshares, Inc.	55,080	4,219,679
Old Republic International Corp.	49,932	1,090,515
RLI Corp.	35,836	3,998,223
S&P Global, Inc.	4,464	1,575,212
SEI Investments Co.	48,020	2,925,859
T. Rowe Price Group, Inc.	15,879	2,724,836
The Allstate Corp.	50,032	5,748,677
W.R. Berkley Corp.	136,030	10,249,860
		54,993,493
Health Care (9.7%):
Chemed Corp.	8,285	3,809,609
Humana, Inc.	16,688	6,996,444
Johnson & Johnson (a)	18,519	3,043,598
Medtronic PLC	44,231	5,225,008
Merck & Co., Inc.	59,795	4,609,596
UnitedHealth Group, Inc.	18,286	6,803,672

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	7,515	$2,117,577
		32,605,504
Industrials (19.6%):
3M Co.	44,619	8,597,189
Carlisle Cos., Inc.	17,116	2,816,951
Cintas Corp.	5,490	1,873,792
CSX Corp.	41,558	4,007,022
Dover Corp.	35,877	4,919,813
Emerson Electric Co.	86,225	7,779,220
General Dynamics Corp.	17,045	3,094,690
IDEX Corp.	30,977	6,484,105
Illinois Tool Works, Inc.	19,203	4,253,849
L3Harris Technologies, Inc.	23,289	4,720,215
Nordson Corp.	7,779	1,545,532
Republic Services, Inc. (a)	55,406	5,504,586
Roper Technologies, Inc.	3,797	1,531,482
W.W. Grainger, Inc.	11,953	4,792,316
Waste Management, Inc.	34,986	4,513,894
		66,434,656
Information Technology (10.6%):
Automatic Data Processing, Inc.	21,954	4,137,670
Intuit, Inc.	16,969	6,500,145
Jack Henry & Associates, Inc.	35,672	5,412,156
Mastercard, Inc., Class A	15,675	5,581,083
Microsoft Corp. (a)	20,950	4,939,382
Texas Instruments, Inc.	29,105	5,500,554
Visa, Inc., Class A	18,251	3,864,284
		35,935,274
Materials (5.2%):
Air Products & Chemicals, Inc.	14,458	4,067,614
Ecolab, Inc.	10,841	2,320,733
Nucor Corp.	20,491	1,644,813
PPG Industries, Inc.	18,779	2,821,733
Sonoco Products Co.	75,396	4,772,567
The Sherwin-Williams Co.	2,741	2,022,885
		17,650,345
Utilities (4.7%):
Consolidated Edison, Inc. (a)	86,846	6,496,081
Xcel Energy, Inc. (a)	141,048	9,381,102
		15,877,183
Total Common Stocks (Cost $276,100,931)		335,854,570
Collateral for Securities Loaned^ (0.0%)(c)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	749	749
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	19,298	19,298
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	374	374
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	2,982	2,982

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	13,407	$13,407
Total Collateral for Securities Loaned (Cost $36,810)		36,810
Total Investments (Cost $276,137,741) — 99.5%		335,891,380
Other assets in excess of liabilities — 0.5%		1,587,051
NET ASSETS - 100.00%		$337,478,431

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	7	6/18/21	$1,368,266	$1,388,590	$20,324

	Total unrealized appreciation				$20,324
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$20,324

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (2.9%):
Verizon Communications, Inc.	75,812	$4,408,468

Consumer Discretionary (13.2%):
AutoZone, Inc. (a)	2,426	3,406,832
Best Buy Co., Inc.	3,064	351,778
BorgWarner, Inc.	8,801	408,014
eBay, Inc.	81,371	4,983,160
Helen of Troy Ltd. (a)	1,761	370,972
Lowe’s Cos., Inc.	3,252	618,465
Mohawk Industries, Inc. (a)	3,494	671,931
NVR, Inc. (a)	84	395,718
Target Corp. (b)	28,150	5,575,671
Tractor Supply Co.	17,973	3,182,659
		19,965,200
Consumer Staples (17.3%):
Altria Group, Inc.	8,824	451,435
Campbell Soup Co.	37,745	1,897,441
Casey’s General Stores, Inc.	2,364	511,073
Church & Dwight Co., Inc.	3,638	317,779
Flowers Foods, Inc.	14,015	333,557
Kimberly-Clark Corp.	7,367	1,024,381
Philip Morris International, Inc.	4,548	403,590
The Clorox Co.	19,923	3,842,748
The J.M. Smucker Co.	21,585	2,731,150
The Kroger Co.	123,463	4,443,433
The Procter & Gamble Co.	37,848	5,125,756
Walgreens Boots Alliance, Inc.	9,493	521,166
Walmart, Inc.	35,535	4,826,719
		26,430,228
Energy (0.2%):
Cabot Oil & Gas Corp.	19,642	368,877

Financials (10.3%):
Erie Indemnity Co., Class A	2,088	461,260
Everest Re Group Ltd.	2,508	621,508
Fidelity National Financial, Inc.	57,855	2,352,384
First American Financial Corp.	14,873	842,555
Huntington Bancshares, Inc.	37,186	584,564
Jefferies Financial Group, Inc.	18,944	570,214
The Allstate Corp.	38,470	4,420,203
The Travelers Cos., Inc.	38,749	5,827,850
		15,680,538
Health Care (17.0%):
AbbVie, Inc.	46,753	5,059,610
Biogen, Inc. (a)	2,144	599,784
Cardinal Health, Inc.	7,263	441,227
Cerner Corp.	46,213	3,321,790
DaVita, Inc. (a)	3,981	429,032
Gilead Sciences, Inc. (b)	58,497	3,780,661
Johnson & Johnson (b)	39,291	6,457,476
McKesson Corp.	2,289	446,448
Medpace Holdings, Inc. (a)	3,051	500,517
Merck & Co., Inc.	60,000	4,625,400

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc., Class B	3,188	$425,247
		26,087,192
Industrials (15.1%):
3M Co.	26,216	5,051,299
AO Smith Corp.	6,459	436,692
C.H. Robinson Worldwide, Inc.	27,460	2,620,508
Dover Corp.	3,147	431,548
Fortune Brands Home & Security, Inc.	3,941	377,627
Hubbell, Inc.	2,492	465,730
Huntington Ingalls Industries, Inc.	2,423	498,775
J.B. Hunt Transport Services, Inc.	2,697	453,285
Lockheed Martin Corp.	6,742	2,491,169
Masco Corp.	6,185	370,482
Republic Services, Inc. (b)	43,263	4,298,179
Robert Half International, Inc.	6,441	502,849
Tetra Tech, Inc.	3,571	484,656
W.W. Grainger, Inc.	956	383,289
Waste Management, Inc.	31,594	4,076,258
		22,942,346
Information Technology (23.4%):
Apple, Inc.	65,327	7,979,693
Automatic Data Processing, Inc.	2,444	460,621
CDW Corp.	5,233	867,370
Citrix Systems, Inc.	24,493	3,437,837
F5 Networks, Inc. (a)	2,777	579,338
International Business Machines Corp.	26,790	3,570,034
Microsoft Corp. (b)	37,580	8,860,236
NetApp, Inc.	24,684	1,793,786
Oracle Corp.	75,608	5,305,413
Paychex, Inc.	4,275	419,036
QUALCOMM, Inc.	4,846	642,531
Texas Instruments, Inc.	2,389	451,497
The Western Union Co.	64,107	1,580,879
		35,948,271
Total Common Stocks (Cost $128,658,379)		151,831,120
Total Investments (Cost $128,658,379) — 99.4%		151,831,120
Other assets in excess of liabilities — 0.6%		857,237
NET ASSETS - 100.00%		$152,688,357

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	6/18/21	$781,591	$793,480	$11,889

	Total unrealized appreciation				$11,889
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$11,889

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.0%):
Activision Blizzard, Inc.	17,424	$1,620,432
Alphabet, Inc., Class A (a)	839	1,730,454
Altice USA, Inc., Class A (a)	45,536	1,481,286
Cable One, Inc. (b)	862	1,576,046
Charter Communications, Inc., Class A (a)	3,021	1,864,018
Comcast Corp., Class A	37,118	2,008,456
Discovery, Inc., Class A (a)(b)	22,268	967,767
DISH Network Corp., Class A (a)	40,125	1,452,525
Electronic Arts, Inc.	13,440	1,819,373
Facebook, Inc., Class A (a)	5,183	1,526,549
Fox Corp., Class A	35,838	1,294,110
Liberty Broadband Corp., Class C (a)	12,008	1,803,001
Netflix, Inc. (a)	2,061	1,075,141
Omnicom Group, Inc.	19,395	1,438,139
Sirius XM Holdings, Inc. (b)	273,581	1,666,108
Take-Two Interactive Software, Inc. (a)	8,513	1,504,247
The Interpublic Group of Cos., Inc.	50,778	1,482,718
The New York Times Co., Class A	30,371	1,537,380
T-Mobile U.S., Inc. (a)	15,861	1,987,225
Verizon Communications, Inc.	57,408	3,338,275
ViacomCBS, Inc., Class B	18,311	825,826
		33,999,076
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	11,065	2,030,317
Amazon.com, Inc. (a)	481	1,488,252
Aptiv PLC (a)	8,912	1,228,965
AutoZone, Inc. (a)	1,886	2,648,510
Best Buy Co., Inc.	14,887	1,709,176
Booking Holdings, Inc. (a)	510	1,188,218
BorgWarner, Inc.	29,949	1,388,436
Bright Horizons Family Solutions, Inc. (a)	8,077	1,384,802
CarMax, Inc. (a)	11,378	1,509,405
Chipotle Mexican Grill, Inc. (a)	1,122	1,594,160
D.R. Horton, Inc.	15,779	1,406,224
Deckers Outdoor Corp. (a)	4,252	1,404,946
Dollar General Corp.	12,772	2,587,862
Dollar Tree, Inc. (a)	16,797	1,922,585
Domino’s Pizza, Inc. (b)	5,837	2,146,790
eBay, Inc.	26,631	1,630,883
Etsy, Inc. (a)	3,770	760,296
Five Below, Inc. (a)	7,467	1,424,629
Floor & Decor Holdings, Inc., Class A (a)	12,313	1,175,645
Garmin Ltd.	17,413	2,295,903
General Motors Co. (a)	22,698	1,304,227
Gentex Corp.	57,623	2,055,412
Genuine Parts Co.	16,573	1,915,674
Hasbro, Inc.	16,464	1,582,520
L Brands, Inc. (a)	13,480	833,873
Lear Corp.	8,185	1,483,531
Lennar Corp., Class A	14,006	1,417,827
Lithia Motors, Inc., Class A	2,530	986,928
LKQ Corp. (a)	33,980	1,438,373
Lowe’s Cos., Inc.	10,860	2,065,355
McDonald’s Corp.	13,580	3,043,821

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Mohawk Industries, Inc. (a)	5,394	$1,037,320
NIKE, Inc., Class B	13,237	1,759,065
NVR, Inc. (a)	317	1,493,365
O’Reilly Automotive, Inc. (a)	4,890	2,480,453
Peloton Interactive, Inc., Class A (a)	6,117	687,795
Pool Corp.	4,167	1,438,615
PulteGroup, Inc.	26,651	1,397,578
RH (a)	2,220	1,324,452
Ross Stores, Inc.	10,618	1,273,204
Service Corp. International	38,325	1,956,491
Starbucks Corp.	16,480	1,800,770
Target Corp. (c)	10,657	2,110,832
Tesla, Inc. (a)	1,002	669,266
The Home Depot, Inc.	8,738	2,667,275
The TJX Cos., Inc.	22,168	1,466,413
Tractor Supply Co.	10,752	1,903,964
Ulta Beauty, Inc. (a)	3,812	1,178,556
Vail Resorts, Inc. (a)	4,433	1,292,929
Wayfair, Inc., Class A (a)(b)	2,596	817,091
Whirlpool Corp.	7,430	1,637,202
Williams-Sonoma, Inc.	9,557	1,712,614
Yum! Brands, Inc.	22,636	2,448,762
		85,607,557
Consumer Staples (9.0%):
Altria Group, Inc.	49,216	2,517,890
Archer-Daniels-Midland Co.	34,469	1,964,733
Brown-Forman Corp., Class B	29,464	2,032,132
Bunge Ltd.	21,076	1,670,695
Campbell Soup Co.	45,719	2,298,294
Church & Dwight Co., Inc.	28,993	2,532,539
Colgate-Palmolive Co.	44,008	3,469,151
Conagra Brands, Inc.	62,042	2,332,779
Constellation Brands, Inc., Class A	7,852	1,790,256
Costco Wholesale Corp.	8,308	2,928,404
Darling Ingredients, Inc. (a)	18,326	1,348,427
General Mills, Inc.	43,404	2,661,533
Hormel Foods Corp.	51,501	2,460,718
Kellogg Co.	43,395	2,746,904
Keurig Dr Pepper, Inc.	83,304	2,863,158
Kimberly-Clark Corp.	20,960	2,914,488
Lamb Weston Holdings, Inc.	15,462	1,197,996
McCormick & Co., Inc.	27,373	2,440,577
Mondelez International, Inc., Class A	51,115	2,991,761
Monster Beverage Corp. (a)	23,552	2,145,352
PepsiCo, Inc.	22,296	3,153,770
Philip Morris International, Inc.	24,367	2,162,328
The Boston Beer Co., Inc., Class A (a)	872	1,051,876
The Clorox Co.	10,382	2,002,480
The Coca-Cola Co.	45,190	2,381,965
The Estee Lauder Cos., Inc.	6,276	1,825,375
The Hershey Co.	18,244	2,885,471
The J.M. Smucker Co.	18,212	2,304,364
The Kraft Heinz Co.	51,934	2,077,360
The Kroger Co.	56,764	2,042,936
The Procter & Gamble Co.	26,206	3,549,078
Tyson Foods, Inc., Class A	24,678	1,833,575

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Walmart, Inc.	17,412	$2,365,072
		76,943,437
Energy (0.5%):
Kinder Morgan, Inc.	102,228	1,702,096
ONEOK, Inc.	20,485	1,037,770
The Williams Cos., Inc.	58,453	1,384,752
		4,124,618
Financials (15.5%):
Aflac, Inc.	33,098	1,693,956
Alleghany Corp. (a)	2,402	1,504,349
Ally Financial, Inc.	27,272	1,232,967
American Express Co.	9,254	1,308,885
American Financial Group, Inc.	10,768	1,228,629
Ameriprise Financial, Inc.	6,701	1,557,647
Aon PLC, Class A	8,862	2,039,235
Apollo Global Management, Inc.	26,604	1,250,654
Arch Capital Group Ltd. (a)	41,748	1,601,871
Ares Management Corp., Class A	38,061	2,132,558
Arthur J. Gallagher & Co.	19,830	2,474,188
Athene Holding Ltd., Class A (a)	23,797	1,199,369
Bank of America Corp.	38,502	1,489,642
Berkshire Hathaway, Inc., Class B (a)	10,583	2,703,639
BlackRock, Inc.	2,854	2,151,802
Brown & Brown, Inc.	49,067	2,242,853
Capital One Financial Corp.	9,364	1,191,382
Cboe Global Markets, Inc.	16,387	1,617,233
Chubb Ltd.	10,213	1,613,348
Cincinnati Financial Corp.	12,876	1,327,387
Citigroup, Inc.	18,208	1,324,632
Citizens Financial Group, Inc.	22,669	1,000,836
CME Group, Inc.	9,074	1,853,183
Comerica, Inc.	13,720	984,273
Commerce Bancshares, Inc.	21,321	1,633,402
Discover Financial Services	11,208	1,064,648
East West Bancorp, Inc.	14,023	1,034,897
Erie Indemnity Co., Class A	8,384	1,852,109
Everest Re Group Ltd.	6,783	1,680,895
FactSet Research Systems, Inc.	5,286	1,631,207
Fidelity National Financial, Inc.	43,018	1,749,112
Fifth Third Bancorp	31,266	1,170,912
First Horizon Corp.	61,936	1,047,338
First Republic Bank	10,401	1,734,366
Franklin Resources, Inc.	48,318	1,430,213
Globe Life, Inc.	16,961	1,638,941
Huntington Bancshares, Inc.	66,698	1,048,493
Interactive Brokers Group, Inc.	22,119	1,615,572
Intercontinental Exchange, Inc.	20,831	2,326,405
Invesco Ltd.	48,837	1,231,669
JPMorgan Chase & Co.	10,192	1,551,528
KeyCorp	50,479	1,008,570
KKR & Co., Inc.	32,839	1,604,185
Lincoln National Corp.	14,595	908,831
LPL Financial Holdings, Inc.	10,209	1,451,311
M&T Bank Corp.	6,449	977,733

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Markel Corp. (a)	1,572	$1,791,483
MarketAxess Holdings, Inc.	2,710	1,349,363
Marsh & McLennan Cos., Inc.	21,213	2,583,742
MetLife, Inc.	23,673	1,439,082
Moody’s Corp.	7,100	2,120,131
Morgan Stanley	19,604	1,522,447
Morningstar, Inc.	7,966	1,792,669
MSCI, Inc.	3,502	1,468,319
Nasdaq, Inc.	15,441	2,276,930
Northern Trust Corp.	15,145	1,591,891
Principal Financial Group, Inc.	20,781	1,246,029
Raymond James Financial, Inc.	12,587	1,542,663
Regions Financial Corp.	50,569	1,044,756
Reinsurance Group of America, Inc.	8,212	1,035,123
RenaissanceRe Holdings Ltd.	11,010	1,764,352
S&P Global, Inc.	5,646	1,992,304
Santander Consumer USA Holdings, Inc.	47,615	1,288,462
SEI Investments Co.	30,155	1,837,344
Signature Bank	4,172	943,289
State Street Corp.	17,925	1,505,879
SVB Financial Group (a)	2,498	1,233,163
Synchrony Financial	29,094	1,182,962
T. Rowe Price Group, Inc.	11,618	1,993,649
The Allstate Corp.	20,067	2,305,697
The Bank of New York Mellon Corp.	34,194	1,617,034
The Blackstone Group, Inc., Class A	27,751	2,068,282
The Carlyle Group, Inc.	47,059	1,729,889
The Charles Schwab Corp.	22,397	1,459,836
The Goldman Sachs Group, Inc.	4,703	1,537,881
The Hartford Financial Services Group, Inc.	25,773	1,721,379
The PNC Financial Services Group, Inc.	8,264	1,449,588
The Progressive Corp.	22,424	2,143,959
The Travelers Cos., Inc.	11,925	1,793,520
Tradeweb Markets, Inc., Class A	21,622	1,600,028
Truist Financial Corp.	21,066	1,228,569
U.S. Bancorp	26,358	1,457,861
W.R. Berkley Corp.	24,614	1,854,665
Wells Fargo & Co.	32,480	1,268,994
Western Alliance Bancorp	10,134	957,055
Zions Bancorp NA	17,380	955,205
		133,812,329
Health Care (13.9%):
Abbott Laboratories	16,539	1,982,034
AbbVie, Inc.	19,022	2,058,561
ABIOMED, Inc. (a)	4,247	1,353,646
Agilent Technologies, Inc.	18,259	2,321,450
Align Technology, Inc. (a)	1,520	823,126
Amedisys, Inc. (a)	5,841	1,546,638
Amgen, Inc.	8,416	2,093,985
Anthem, Inc.	4,872	1,748,804
Avantor, Inc. (a)(b)	47,820	1,383,433
Baxter International, Inc.	28,822	2,430,848
Becton, Dickinson & Co.	8,808	2,141,666
Biogen, Inc. (a)	2,655	742,736
BioMarin Pharmaceutical, Inc. (a)	12,341	931,869
Bio-Rad Laboratories, Inc., Class A (a)	2,476	1,414,217

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)
Security Description	Shares	Value
Bio-Techne Corp.	3,867	$1,476,923
Bruker Corp.	26,747	1,719,297
Cardinal Health, Inc.	30,803	1,871,282
Catalent, Inc. (a)	12,576	1,324,379
Centene Corp. (a)	23,423	1,496,964
Cerner Corp.	30,817	2,215,126
Charles River Laboratories International, Inc. (a)	5,627	1,630,873
Cigna Corp.	6,503	1,572,035
CVS Health Corp.	26,473	1,991,564
Danaher Corp.	9,406	2,117,102
DaVita, Inc. (a)	16,631	1,792,323
Denali Therapeutics, Inc. (a)	8,766	500,539
DexCom, Inc. (a)	2,947	1,059,122
Edwards Lifesciences Corp. (a)	20,676	1,729,341
Eli Lilly & Co.	6,310	1,178,834
Encompass Health Corp.	21,312	1,745,453
Gilead Sciences, Inc. (c)	34,514	2,230,639
HCA Healthcare, Inc.	7,826	1,473,949
Henry Schein, Inc. (a)	23,962	1,659,129
Hologic, Inc. (a)	18,794	1,397,898
Horizon Therapeutics PLC (a)	10,118	931,261
Humana, Inc.	4,783	2,005,273
IDEXX Laboratories, Inc. (a)	2,959	1,447,868
Illumina, Inc. (a)	2,785	1,069,607
Insulet Corp. (a)	4,682	1,221,627
Intuitive Surgical, Inc. (a)	2,161	1,596,849
IQVIA Holdings, Inc. (a)	9,223	1,781,330
Jazz Pharmaceuticals PLC (a)	8,193	1,346,683
Johnson & Johnson (c)	17,590	2,890,916
Laboratory Corp. of America Holdings (a)	7,524	1,918,846
Masimo Corp. (a)	6,432	1,477,173
Medtronic PLC	15,812	1,867,872
Merck & Co., Inc.	33,497	2,582,283
Mettler-Toledo International, Inc. (a)	1,640	1,895,332
Molina Healthcare, Inc. (a)	5,871	1,372,405
Neurocrine Biosciences, Inc. (a)	10,234	995,257
Novocure Ltd. (a)(b)	6,034	797,574
PerkinElmer, Inc.	11,934	1,531,013
Pfizer, Inc.	57,042	2,066,632
PPD, Inc. (a)	42,309	1,600,973
Quest Diagnostics, Inc.	16,493	2,116,712
Regeneron Pharmaceuticals, Inc. (a)	3,444	1,629,494
Repligen Corp. (a)	5,754	1,118,635
ResMed, Inc.	8,540	1,656,931
Seagen, Inc. (a)	7,175	996,321
STERIS PLC	11,595	2,208,616
Stryker Corp.	7,072	1,722,598
Syneos Health, Inc. (a)	17,547	1,330,940
Teleflex, Inc.	4,433	1,841,734
The Cooper Cos., Inc.	4,625	1,776,416
Thermo Fisher Scientific, Inc.	3,993	1,822,325
UnitedHealth Group, Inc.	5,742	2,136,426
Universal Health Services, Inc., Class B	10,511	1,402,062
Veeva Systems, Inc., Class A (a)	4,793	1,252,123
Vertex Pharmaceuticals, Inc. (a)	6,179	1,327,805
Waters Corp. (a)	6,213	1,765,548

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	6,317	$1,780,004
Zoetis, Inc.	13,743	2,164,248
		117,601,497
Industrials (17.3%):
3M Co.	11,588	2,232,777
Advanced Drainage Systems, Inc.	9,158	946,846
AGCO Corp.	10,326	1,483,330
Allegion PLC	14,952	1,878,270
AMERCO, Inc.	3,188	1,952,969
AMETEK, Inc.	17,126	2,187,504
AO Smith Corp.	27,911	1,887,063
Builders FirstSource, Inc. (a)	22,431	1,040,125
C.H. Robinson Worldwide, Inc.	19,276	1,839,509
Carlisle Cos., Inc.	11,923	1,962,287
Carrier Global Corp.	40,324	1,702,479
Caterpillar, Inc.	7,306	1,694,042
Cintas Corp.	5,529	1,887,103
Copart, Inc. (a)	17,424	1,892,421
CoStar Group, Inc. (a)(c)	1,796	1,476,114
CSX Corp.	21,146	2,038,897
Cummins, Inc.	7,321	1,896,944
Deere & Co.	4,710	1,762,199
Dover Corp.	17,383	2,383,731
Eaton Corp. PLC	13,753	1,901,765
Emerson Electric Co.	19,099	1,723,112
Enphase Energy, Inc. (a)	3,655	592,695
Equifax, Inc.	10,591	1,918,348
Expeditors International of Washington, Inc.	24,784	2,668,988
Fastenal Co.	43,925	2,208,549
FedEx Corp.	5,517	1,567,049
Fortive Corp.	28,115	1,986,044
Fortune Brands Home & Security, Inc.	18,019	1,726,581
Generac Holdings, Inc. (a)	3,407	1,115,622
General Dynamics Corp.	12,192	2,213,580
General Electric Co.	92,533	1,214,958
Graco, Inc.	31,435	2,251,375
HEICO Corp.	11,762	1,479,660
Honeywell International, Inc.	8,984	1,950,157
Howmet Aerospace, Inc. (a)	34,551	1,110,124
Hubbell, Inc.	10,696	1,998,975
IAA, Inc. (a)	26,344	1,452,608
IDEX Corp.	10,000	2,093,200
Illinois Tool Works, Inc.	11,081	2,454,662
J.B. Hunt Transport Services, Inc.	12,375	2,079,866
Jacobs Engineering Group, Inc.	15,015	1,940,989
Johnson Controls International PLC	34,630	2,066,372
Kansas City Southern	8,304	2,191,592
L3Harris Technologies, Inc.	9,875	2,001,465
Lennox International, Inc.	6,748	2,102,609
Lockheed Martin Corp.	6,476	2,392,881
Masco Corp.	35,281	2,113,332
Nordson Corp.	9,529	1,893,222
Norfolk Southern Corp.	7,476	2,007,456
Northrop Grumman Corp.	6,883	2,227,613
Old Dominion Freight Line, Inc.	8,391	2,017,280
Otis Worldwide Corp.	32,737	2,240,848

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
PACCAR, Inc.	20,485	$1,903,466
Parker-Hannifin Corp.	5,021	1,583,774
Quanta Services, Inc.	17,618	1,550,032
Republic Services, Inc. (c)	28,947	2,875,884
Robert Half International, Inc.	16,082	1,255,522
Rockwell Automation, Inc.	7,768	2,061,938
Rollins, Inc.	48,485	1,668,854
Roper Technologies, Inc.	5,083	2,050,177
Snap-on, Inc.	7,697	1,776,006
Stanley Black & Decker, Inc.	10,557	2,107,916
Teledyne Technologies, Inc. (a)	4,135	1,710,443
Textron, Inc.	24,020	1,347,042
The Middleby Corp. (a)	7,185	1,190,914
The Toro Co.	23,607	2,434,826
Trane Technologies PLC	11,758	1,946,654
TransDigm Group, Inc. (a)	2,400	1,411,008
TransUnion	18,782	1,690,380
Trex Co., Inc. (a)	13,511	1,236,797
Union Pacific Corp.	9,137	2,013,886
United Parcel Service, Inc., Class B	9,744	1,656,383
United Rentals, Inc. (a)	3,636	1,197,371
Verisk Analytics, Inc.	12,385	2,188,306
W.W. Grainger, Inc.	5,534	2,218,747
Waste Management, Inc.	23,540	3,037,131
Watsco, Inc.	6,304	1,643,768
Westinghouse Air Brake Technologies Corp.	17,834	1,411,739
XPO Logistics, Inc. (a)	10,304	1,270,483
Xylem, Inc.	17,932	1,886,088
		147,373,722
Information Technology (16.2%):
Accenture PLC, Class A	7,643	2,111,379
Adobe, Inc. (a)	3,158	1,501,218
Advanced Micro Devices, Inc. (a)	11,721	920,099
Akamai Technologies, Inc. (a)	16,541	1,685,528
Amphenol Corp., Class A	16,838	1,110,803
Analog Devices, Inc.	11,276	1,748,682
ANSYS, Inc. (a)	4,298	1,459,429
Apple, Inc.	11,121	1,358,430
Applied Materials, Inc.	10,313	1,377,817
Arista Networks, Inc. (a)	4,967	1,499,488
Aspen Technology, Inc. (a)	7,206	1,040,042
Autodesk, Inc. (a)	5,242	1,452,820
Automatic Data Processing, Inc.	10,903	2,054,888
Black Knight, Inc. (a)	25,152	1,860,996
Booz Allen Hamilton Holding Corp.	23,298	1,876,188
Broadcom, Inc.	3,702	1,716,469
Broadridge Financial Solutions, Inc.	16,126	2,468,890
Cadence Design Systems, Inc. (a)	10,796	1,478,944
CDW Corp.	9,895	1,640,096
Ciena Corp. (a)	23,745	1,299,326
Cisco Systems, Inc.	42,456	2,195,399
Citrix Systems, Inc.	11,161	1,566,558
Cognex Corp.	18,708	1,552,577
Cognizant Technology Solutions Corp., Class A	25,440	1,987,373
Corning, Inc.	43,377	1,887,333

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc., Class C (a)	19,267	$1,698,386
Dolby Laboratories, Inc., Class A	19,566	1,931,556
Dynatrace, Inc. (a)	18,974	915,306
Entegris, Inc.	12,678	1,417,400
EPAM Systems, Inc. (a)	4,017	1,593,504
F5 Networks, Inc. (a)	8,198	1,710,267
Fair Isaac Corp. (a)	3,107	1,510,157
Fidelity National Information Services, Inc.	12,816	1,802,058
First Solar, Inc. (a)(b)	10,935	954,626
Fiserv, Inc. (a)	14,256	1,697,034
FleetCor Technologies, Inc. (a)	4,670	1,254,502
Fortinet, Inc. (a)	7,878	1,452,861
Gartner, Inc. (a)	8,361	1,526,301
Global Payments, Inc.	7,753	1,562,850
HP, Inc.	56,257	1,786,160
II-VI, Inc. (a)	11,626	794,870
Intel Corp.	21,228	1,358,592
International Business Machines Corp.	14,541	1,937,734
Intuit, Inc.	4,145	1,587,784
IPG Photonics Corp. (a)	6,311	1,331,242
Jack Henry & Associates, Inc.	11,272	1,710,188
Keysight Technologies, Inc. (a)	12,516	1,794,794
KLA Corp.	4,017	1,327,217
Lam Research Corp.	2,079	1,237,504
Leidos Holdings, Inc.	18,680	1,798,510
Manhattan Associates, Inc. (a)	11,698	1,373,111
Marvell Technology Group Ltd.	25,535	1,250,704
Mastercard, Inc., Class A	4,322	1,538,848
Microchip Technology, Inc.	8,659	1,344,050
Micron Technology, Inc. (a)	14,016	1,236,351
Microsoft Corp. (c)	7,419	1,749,178
MKS Instruments, Inc.	7,243	1,342,997
Monolithic Power Systems, Inc.	3,073	1,085,414
Motorola Solutions, Inc.	10,755	2,022,478
NetApp, Inc.	19,471	1,414,958
NVIDIA Corp.	2,137	1,141,008
NXP Semiconductors NV	7,644	1,539,043
ON Semiconductor Corp. (a)	30,197	1,256,497
Oracle Corp.	35,154	2,466,755
Paychex, Inc.	23,261	2,280,042
Paycom Software, Inc. (a)	3,186	1,179,011
Paylocity Holding Corp. (a)	6,282	1,129,692
PayPal Holdings, Inc. (a)	4,744	1,152,033
PTC, Inc. (a)	9,180	1,263,627
Qorvo, Inc. (a)	6,625	1,210,388
QUALCOMM, Inc.	8,814	1,168,648
salesforce.com, Inc. (a)	5,057	1,071,427
Seagate Technology PLC	20,460	1,570,305
ServiceNow, Inc. (a)(c)	2,520	1,260,277
Skyworks Solutions, Inc.	7,040	1,291,699
Square, Inc., Class A (a)	3,856	875,505
SS&C Technologies Holdings, Inc.	30,242	2,113,009
Synopsys, Inc. (a)	5,996	1,485,689
TE Connectivity Ltd.	14,116	1,822,517
Teradyne, Inc.	9,616	1,170,075
Texas Instruments, Inc.	11,012	2,081,158
The Trade Desk, Inc., Class A (a)	1,035	674,468

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The Western Union Co.	74,130	$1,828,046
Trimble, Inc. (a)	21,113	1,642,380
Tyler Technologies, Inc. (a)	4,167	1,769,017
Universal Display Corp.	6,657	1,576,178
VeriSign, Inc. (a)	10,625	2,111,825
Visa, Inc., Class A	9,285	1,965,913
VMware, Inc., Class A (a)(b)	11,543	1,736,644
Western Digital Corp.	14,551	971,279
Zebra Technologies Corp. (a)	2,931	1,422,063
Zoom Video Communications, Inc., Class A (a)	1,685	541,374
		139,667,856
Materials (5.4%):
Air Products & Chemicals, Inc.	6,601	1,857,125
Albemarle Corp.	6,192	904,713
AptarGroup, Inc.	17,562	2,488,009
Avery Dennison Corp.	9,265	1,701,517
Ball Corp.	23,104	1,957,833
Celanese Corp.	11,334	1,697,947
CF Industries Holdings, Inc.	26,365	1,196,444
Corteva, Inc.	32,696	1,524,288
Crown Holdings, Inc.	17,870	1,734,105
Dow, Inc.	21,625	1,382,703
Eastman Chemical Co.	13,195	1,453,033
FMC Corp.	17,549	1,941,095
Freeport-McMoRan, Inc. (a)	28,666	943,971
International Flavors & Fragrances, Inc.	10,759	1,502,064
International Paper Co.	30,249	1,635,563
LyondellBasell Industries NV, Class A	10,672	1,110,422
Martin Marietta Materials, Inc.	4,158	1,396,340
Newmont Corp.	27,705	1,669,780
Nucor Corp.	23,357	1,874,866
Packaging Corp. of America	13,281	1,786,029
PPG Industries, Inc.	13,558	2,037,225
Reliance Steel & Aluminum Co.	12,516	1,906,062
RPM International, Inc.	26,597	2,442,934
Steel Dynamics, Inc.	29,131	1,478,690
The Mosaic Co.	30,803	973,683
The Scotts Miracle-Gro Co.	6,371	1,560,704
The Sherwin-Williams Co.	3,213	2,371,226
Vulcan Materials Co.	8,509	1,435,893
Westlake Chemical Corp.	15,656	1,390,096
		47,354,360
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	15,872	1,255,635
eXp World Holdings, Inc. (a)(b)	9,288	423,068
Jones Lang LaSalle, Inc. (a)	6,257	1,120,253
		2,798,956
Utilities (7.3%):
Alliant Energy Corp.	51,694	2,799,747
Ameren Corp.	33,735	2,744,680
American Electric Power Co., Inc. (c)	31,296	2,650,771
American Water Works Co., Inc.	16,400	2,458,688
Atmos Energy Corp.	24,694	2,441,002

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CMS Energy Corp.	45,437	$2,781,653
Consolidated Edison, Inc. (c)	34,444	2,576,411
DTE Energy Co.	17,378	2,313,707
Duke Energy Corp. (c)	25,623	2,473,388
Edison International	33,327	1,952,962
Entergy Corp.	22,790	2,266,921
Essential Utilities, Inc.	47,601	2,130,145
Evergy, Inc. (c)	34,356	2,045,213
Eversource Energy (c)	28,842	2,497,429
Exelon Corp.	50,801	2,222,036
FirstEnergy Corp.	35,563	1,233,680
NextEra Energy, Inc. (c)	26,791	2,025,668
NRG Energy, Inc.	43,042	1,623,975
Pinnacle West Capital Corp.	28,510	2,319,289
PPL Corp.	74,409	2,145,956
Public Service Enterprise Group, Inc.	36,470	2,195,859
Sempra Energy	16,128	2,138,250
The AES Corp.	52,530	1,408,329
The Southern Co. (c)	40,634	2,525,809
UGI Corp.	40,801	1,673,249
Vistra Corp.	66,010	1,167,057
WEC Energy Group, Inc. (c)	30,349	2,840,363
Xcel Energy, Inc. (c)	39,420	2,621,824
		62,274,061

Total Common Stocks (Cost $680,084,012)		851,557,469
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (d)	3,181,323	3,181,323

Total Investment Companies (Cost $3,181,323)		3,181,323
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	135,925	135,925
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	3,500,376	3,500,376
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	67,833	67,833
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	540,881	540,881
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	2,431,907	2,431,907
Total Collateral for Securities Loaned (Cost $6,676,922)		6,676,922
Total Investments (Cost $689,942,257) — 100.7%		861,415,714
Liabilities in excess of other assets — (0.7)%		(5,809,062)
NET ASSETS - 100.00%		$855,606,652

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	18	6/18/21	$3,520,273	$3,570,660	$50,387

	Total unrealized appreciation				$50,387
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$50,387

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.4%):
Omnicom Group, Inc.	84,728	$6,282,581
The Interpublic Group of Cos., Inc.	221,831	6,477,465
Verizon Communications, Inc.	250,793	14,583,613
		27,343,659
Consumer Discretionary (2.7%):
Genuine Parts Co.	72,399	8,368,600
Hasbro, Inc.	71,921	6,913,047
Whirlpool Corp.	32,457	7,151,900
		22,433,547
Consumer Staples (19.4%):
Altria Group, Inc.	215,010	10,999,911
Archer-Daniels-Midland Co.	150,582	8,583,174
Bunge Ltd.	92,070	7,298,389
Campbell Soup Co.	199,730	10,040,427
Conagra Brands, Inc.	271,040	10,191,104
General Mills, Inc.	189,616	11,627,253
Kellogg Co.	189,578	12,000,288
Kimberly-Clark Corp.	91,566	12,732,252
PepsiCo, Inc.	97,403	13,777,655
Philip Morris International, Inc.	106,451	9,446,462
The Coca-Cola Co.	197,420	10,406,008
The J.M. Smucker Co.	79,563	10,067,106
The Kraft Heinz Co.	226,880	9,075,200
The Procter & Gamble Co.	114,483	15,504,433
Tyson Foods, Inc., Class A	107,809	8,010,209
		159,759,871
Energy (2.2%):
Kinder Morgan, Inc.	446,595	7,435,806
ONEOK, Inc.	89,492	4,533,665
The Williams Cos., Inc.	255,358	6,049,431
		18,018,902
Financials (21.9%):
Apollo Global Management, Inc.	116,226	5,463,784
Ares Management Corp., Class A	166,275	9,316,389
Citigroup, Inc.	79,545	5,786,899
Citizens Financial Group, Inc.	99,033	4,372,307
CME Group, Inc.	39,640	8,095,677
Comerica, Inc.	59,939	4,300,024
Everest Re Group Ltd.	29,630	7,342,610
Fidelity National Financial, Inc.	187,931	7,641,274
Fifth Third Bancorp	136,584	5,115,071
First Horizon Corp.	270,575	4,575,423
Franklin Resources, Inc.	211,085	6,248,116
Huntington Bancshares, Inc.	291,375	4,580,415
Invesco Ltd.	213,349	5,380,662
KeyCorp	220,520	4,405,990
Lincoln National Corp.	63,760	3,970,335
M&T Bank Corp.	28,173	4,271,309
MetLife, Inc.	103,416	6,286,659
Northern Trust Corp.	66,164	6,954,498
Principal Financial Group, Inc.	90,785	5,443,469

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Regions Financial Corp.	220,917	$4,564,145
Santander Consumer USA Holdings, Inc.	208,009	5,628,724
State Street Corp.	78,307	6,578,571
The Bank of New York Mellon Corp.	149,380	7,064,180
The Blackstone Group, Inc., Class A	121,233	9,035,495
The Carlyle Group, Inc.	205,584	7,557,268
The Hartford Financial Services Group, Inc.	112,591	7,519,953
The PNC Financial Services Group, Inc.	36,103	6,332,827
Truist Financial Corp.	92,029	5,367,131
U.S. Bancorp	115,150	6,368,946
Zions Bancorp NA	75,929	4,173,058
		179,741,209
Health Care (8.0%):
AbbVie, Inc.	83,098	8,992,866
Amgen, Inc.	36,768	9,148,246
Cardinal Health, Inc.	134,565	8,174,824
CVS Health Corp.	115,651	8,700,424
Gilead Sciences, Inc. (a)	150,778	9,744,782
Merck & Co., Inc.	146,337	11,281,119
Pfizer, Inc.	249,190	9,028,154
		65,070,415
Industrials (5.5%):
3M Co.	50,624	9,754,232
General Dynamics Corp.	53,262	9,670,249
Lockheed Martin Corp.	28,294	10,454,633
United Parcel Service, Inc., Class B	42,569	7,236,304
Watsco, Inc.	27,541	7,181,316
		44,296,734
Information Technology (6.9%):
Broadcom, Inc.	16,169	7,496,919
Cisco Systems, Inc.	185,475	9,590,912
International Business Machines Corp.	63,525	8,465,342
NetApp, Inc.	85,060	6,181,310
Paychex, Inc.	101,620	9,960,792
Seagate Technology PLC (b)	89,381	6,859,992
The Western Union Co.	323,843	7,985,968
		56,541,235
Materials (4.8%):
CF Industries Holdings, Inc.	115,180	5,226,868
Dow, Inc.	94,469	6,040,348
International Paper Co.	132,144	7,145,026
LyondellBasell Industries NV, Class A	46,621	4,850,915
Nucor Corp.	102,035	8,190,349
Packaging Corp. of America	58,019	7,802,395
		39,255,901
Utilities (24.7%):
Alliant Energy Corp.	225,829	12,230,898
American Electric Power Co., Inc. (a)	136,721	11,580,269
CMS Energy Corp.	198,500	12,152,170
Consolidated Edison, Inc. (a)	150,473	11,255,380
DTE Energy Co.	75,921	10,108,122
Duke Energy Corp. (a)	111,939	10,805,472

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Edison International	145,591	$8,531,633
Entergy Corp.	99,563	9,903,532
Evergy, Inc. (a)	150,089	8,934,798
Exelon Corp.	221,931	9,707,262
FirstEnergy Corp.	155,363	5,389,542
NRG Energy, Inc.	188,035	7,094,560
Pinnacle West Capital Corp.	124,548	10,131,980
PPL Corp.	325,062	9,374,788
Public Service Enterprise Group, Inc.	159,324	9,592,898
Sempra Energy	70,456	9,341,056
The Southern Co. (a)	177,517	11,034,457
UGI Corp.	178,243	7,309,745
Vistra Corp.	288,370	5,098,382
WEC Energy Group, Inc. (a)	132,581	12,408,257
Xcel Energy, Inc. (a)	172,208	11,453,554
		203,438,755
Total Common Stocks (Cost $708,168,496)		815,900,228
Investment Companies (0.2%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (c)	1,392,489	1,392,489
Total Investment Companies (Cost $1,392,489)		1,392,489
Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	13,796	13,796
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	355,277	355,277
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	6,885	6,885
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	54,898	54,898
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	246,831	246,831

Total Collateral for Securities Loaned (Cost $677,687)		677,687
Total Investments (Cost $710,238,672) — 99.8%		817,970,404
Other assets in excess of liabilities — 0.2%		1,349,019
NET ASSETS - 100.00%		$819,319,423

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	6/18/21	$1,764,286	$1,785,330	$21,044

	Total unrealized appreciation				$21,044
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$21,044

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Banks (14.4%):
1st Source Corp.	2,576	$122,566
Allegiance Bancshares, Inc.	2,930	118,782
Atlantic Union Bankshares Corp.	2,538	97,358
BancFirst Corp.	1,500	106,035
Banner Corp.	1,842	98,234
Brookline Bancorp, Inc.	8,054	120,810
Cathay General Bancorp	2,781	113,409
City Holding Co.	1,840	150,475
Community Trust Bancorp, Inc.	3,081	135,656
ConnectOne Bancorp, Inc.	4,041	102,439
Crossfirst Bankshares, Inc. (a)	7,500	103,425
Customers Bancorp, Inc.	3,173	100,965
CVB Financial Corp.	5,591	123,505
Dime Community Bancshares, Inc.	3,387	102,084
Eagle Bancorp, Inc.	2,069	110,091
Enterprise Financial Services Corp.	2,352	116,283
FB Financial Corp.	2,498	111,061
First Bancorp	8,965	100,946
First Bancorp/Southern Pines NC	2,528	109,968
First Busey Corp.	4,921	126,224
First Commonwealth Financial Corp.	7,337	105,433
First Financial Bancorp	4,175	100,200
First Foundation, Inc.	5,244	123,024
First Interstate BancSystem, Inc., Class A	2,728	125,597
First Merchants Corp.	2,507	116,576
First Midwest Bancorp, Inc.	5,131	112,420
Flushing Financial Corp.	5,144	109,207
Fulton Financial Corp.	6,381	108,668
German American Bancorp, Inc. (b)	3,504	161,955
Great Southern Bancorp, Inc., Class A	2,406	136,348
HarborOne Bancorp, Inc.	11,056	148,924
Heartland Financial USA, Inc.	2,346	117,910
Heritage Financial Corp.	4,284	120,980
Hilltop Holdings, Inc.	3,571	121,878
Hope Bancorp, Inc.	7,485	112,724
Horizon Bancorp, Inc.	5,884	109,325
Independent Bank Corp.	1,309	110,205
International Bancshares Corp.	2,574	119,485
Lakeland Bancorp, Inc.	6,887	120,040
Lakeland Financial Corp.	2,049	141,770
Live Oak Bancshares, Inc. (b)	1,601	109,652
National Bank Holdings Corp., Class A	3,057	121,302
NBT Bancorp, Inc.	3,403	135,780
Nicolet Bankshares, Inc. (a)	1,959	163,499
OFG Bancorp	5,076	114,819
Old National Bancorp	7,021	135,786
Origin Bancorp, Inc.	2,946	124,940
Park National Corp.	835	107,966
Preferred Bank	1,921	122,329
QCR Holdings, Inc.	2,600	122,772
Renasant Corp.	2,886	119,423
S&T Bancorp, Inc.	3,322	111,287
Sandy Spring Bancorp, Inc.	2,751	119,476
Seacoast Banking Corp. of Florida (a)	2,801	101,508
ServisFirst Bancshares, Inc.	2,506	153,693

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Silvergate Capital Corp., Class A (a)	458	$65,114
Southside Bancshares, Inc. (c)	3,841	147,917
Stock Yards Bancorp, Inc.	2,548	130,101
The Bancorp, Inc. (a)	4,462	92,453
The First Bancshares, Inc.	3,627	132,784
Tompkins Financial Corp. (b)	1,493	123,471
Towne Bank	3,913	118,955
TriCo Bancshares	2,616	123,920
Tristate Capital Holdings, Inc. (a)	3,794	87,490
Triumph Bancorp, Inc. (a)	1,266	97,976
Trustmark Corp.	4,003	134,741
United Community Banks, Inc.	3,192	108,911
Univest Financial Corp.	4,063	116,161
Veritex Holdings, Inc.	3,609	118,086
Washington Trust Bancorp, Inc.	2,464	127,216
WesBanco, Inc.	3,286	118,493
Westamerica Bancorp	2,630	165,112
		8,566,118
Capital Markets (2.2%):
B Riley Financial, Inc.	1,947	109,772
BGC Partners, Inc., Class A	21,132	102,068
Brightsphere Investment Group, Inc.	5,288	107,769
Cowen, Inc., Class A (b)	3,166	111,285
Federated Hermes, Inc.	4,329	135,498
Piper Sandler Cos.	1,165	127,742
PJT Partners, Inc., Class A	2,282	154,376
Sculptor Capital Management, Inc.	4,150	90,802
StoneX Group, Inc. (a)	2,063	134,879
Victory Capital Holdings, Inc., Class A	5,382	137,564
Virtus Investment Partners, Inc.	459	108,095
		1,319,850
Communication Services (2.8%):
AMC Networks, Inc., Class A (a)	1,067	56,722
Cogent Communications Holdings, Inc. (c)	2,288	157,323
Consolidated Communications Holdings, Inc. (a)	17,513	126,094
Gray Television, Inc.	6,453	118,735
IDT Corp., Class B (a)	3,370	76,364
Loral Space & Communications, Inc.	1,656	62,382
MSG Networks, Inc., Class A (a)	5,703	85,773
QuinStreet, Inc. (a)	4,733	96,080
Sciplay Corp., Class A (a)(b)	4,845	78,392
Shenandoah Telecommunications Co.	3,074	150,042
TechTarget, Inc. (a)	1,123	77,992
Telephone & Data Systems, Inc.	6,981	160,284
The EW Scripps Co., Class A	4,507	86,850
TrueCar, Inc. (a)	12,542	60,013
United States Cellular Corp. (a)	4,617	168,428
WideOpenWest, Inc. (a)	6,382	86,731
		1,648,205
Consumer Discretionary (11.1%):
1-800-Flowers.com, Inc., Class A (a)	2,852	78,744
Adtalem Global Education, Inc. (a)	3,258	128,821
American Public Education, Inc. (a)	3,768	134,254
America’s Car-Mart, Inc. (a)	868	132,256
Beazer Homes USA, Inc. (a)	4,681	97,927

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Big Lots, Inc.	1,161	$79,296
Boot Barn Holdings, Inc. (a)	1,331	82,935
Camping World Holdings, Inc., Class A	1,989	72,360
Carriage Services, Inc.	3,902	137,312
Cavco Industries, Inc. (a)	494	111,451
Century Communities, Inc. (a)	1,582	95,426
Citi Trends, Inc. (a)	1,087	91,069
Clarus Corp.	7,719	131,610
Core-Mark Holding Co., Inc.	4,079	157,817
Duluth Holdings, Inc., Class B (a)	6,128	103,809
El Pollo Loco Holdings, Inc. (a)(b)	5,430	87,532
Ethan Allen Interiors, Inc.	4,334	119,662
Franchise Group, Inc.	2,232	80,598
Gentherm, Inc. (a)	1,982	146,886
G-III Apparel Group Ltd. (a)	2,272	68,478
Green Brick Partners, Inc. (a)	4,665	105,802
Group 1 Automotive, Inc.	560	88,362
GrowGeneration Corp. (a)	979	48,647
Haverty Furniture Cos., Inc.	2,801	104,169
Hibbett Sports, Inc. (a)	1,267	87,284
Jack in the Box, Inc.	1,474	161,815
Johnson Outdoors, Inc., Class A	1,115	159,167
Kontoor Brands, Inc.	2,336	113,367
Lands’ End, Inc. (a)	1,968	48,826
La-Z-Boy, Inc.	3,353	142,436
LGI Homes, Inc. (a)	856	127,809
Liquidity Services, Inc. (a)	3,627	67,390
Lumber Liquidators Holdings, Inc. (a)	2,913	73,175
M/I Homes, Inc. (a)	1,735	102,486
Malibu Boats, Inc., Class A (a)	1,268	101,034
MarineMax, Inc. (a)	1,827	90,181
Monarch Casino & Resort, Inc. (a)	1,554	94,203
Monro, Inc.	2,149	141,403
Motorcar Parts of America, Inc. (a)	4,236	95,310
Nautilus, Inc. (a)	2,982	46,638
OneWater Marine, Inc. (a)	2,412	96,384
Overstock.com, Inc. (a)	621	41,147
Papa John’s International, Inc.	1,390	123,210
Perdoceo Education Corp. (a)	8,824	105,535
PetMed Express, Inc. (c)	1,865	65,601
Sally Beauty Holdings, Inc. (a)	5,321	107,112
Shoe Carnival, Inc.	1,877	116,149
Skyline Champion Corp. (a)	2,065	93,462
Smith & Wesson Brands, Inc.	4,229	73,796
Standard Motor Products, Inc.	3,012	125,239
Strategic Education, Inc.	1,144	105,145
Stride, Inc. (a)	3,502	105,445
Sturm Ruger & Co., Inc. (c)	1,678	110,865
Superior Group of Cos., Inc.	2,977	75,675
The Buckle, Inc. (b)	2,232	87,673
The Container Store Group, Inc. (a)	3,207	53,364
Tri Pointe Homes, Inc. (a)	4,802	97,769
Tupperware Brands Corp. (a)	1,278	33,752
Turtle Beach Corp. (a)	2,528	67,422
Universal Electronics, Inc. (a)	2,030	111,589
Vista Outdoor, Inc. (a)	2,304	73,889

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Winmark Corp.	971	$181,023
Winnebago Industries, Inc.	1,329	101,948
WW International, Inc. (a)	2,705	84,612
XPEL, Inc. (a)	1,395	72,442
Zumiez, Inc. (a)	2,082	89,318
		6,537,313
Consumer Finance (1.6%):
Encore Capital Group, Inc. (a)	2,798	112,564
Enova International, Inc. (a)	3,002	106,511
FirstCash, Inc.	2,128	139,746
Green Dot Corp., Class A (a)	2,204	100,921
Navient Corp.	8,188	117,170
Nelnet, Inc., Class A	2,203	160,245
PRA Group, Inc. (a)	3,736	138,494
World Acceptance Corp. (a)	581	75,391
		951,042
Consumer Staples (7.0%):
B&G Foods, Inc. (b)	3,468	107,716
Cal-Maine Foods, Inc. (a)	5,192	199,477
Central Garden & Pet Co., Class A (a)	4,090	212,230
Coca-Cola Consolidated, Inc.	550	158,829
Edgewell Personal Care Co.	4,501	178,239
elf Beauty, Inc. (a)	4,674	125,403
Fresh Del Monte Produce, Inc.	5,357	153,371
Hostess Brands, Inc. (a)	15,744	225,768
Ingles Markets, Inc., Class A	2,879	177,490
Inter Parfums, Inc.	1,660	117,744
John B Sanfilippo & Son, Inc.	2,080	187,970
Medifast, Inc.	413	87,482
MGP Ingredients, Inc.	1,918	113,450
Natural Grocers by Vitamin Cottage, Inc.	5,607	98,403
Nu Skin Enterprises, Inc., Class A	1,889	99,909
PriceSmart, Inc.	1,798	173,957
Seneca Foods Corp., Class A (a)	1,921	90,460
SpartanNash Co.	5,295	103,941
Sprouts Farmers Market, Inc. (a)	6,585	175,293
The Andersons, Inc.	3,293	90,162
The Simply Good Foods Co. (a)(b)	4,089	124,387
Tootsie Roll Industries, Inc.	3,772	124,951
TreeHouse Foods, Inc. (a)	2,495	130,339
Turning Point Brands, Inc.	2,133	111,279
United Natural Foods, Inc. (a)	2,631	86,665
Universal Corp.	3,256	192,072
USANA Health Sciences, Inc. (a)(b)	1,381	134,786
Vector Group Ltd.	8,511	118,728
Veru, Inc. (a)	2,597	27,983
Weis Markets, Inc. (c)	3,129	176,851
		4,105,335
Energy (1.4%):
Bonanza Creek Energy, Inc. (a)	2,388	85,323
Cactus, Inc., Class A	2,526	77,346
Clean Energy Fuels Corp. (a)	3,306	45,424
Diamond S Shipping, Inc. (a)	10,285	103,159
Dorian LPG Ltd. (a)	7,939	104,239
Helix Energy Solutions Group, Inc. (a)	11,146	56,287

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
International Seaways, Inc.	5,277	$102,268
REX American Resources Corp. (a)	818	68,851
W&T Offshore, Inc. (a)	18,928	67,952
World Fuel Services Corp. (c)	2,552	89,830
		800,679
Health Care (9.1%):
Accuray, Inc. (a)	14,484	71,696
Addus HomeCare Corp. (a)	1,265	132,306
Amneal Pharmaceuticals, Inc. (a)	14,047	94,536
Amphastar Pharmaceuticals, Inc. (a)(b)	9,579	175,487
Antares Pharma, Inc. (a)	25,810	106,079
Apollo Medical Holdings, Inc. (a)	4,793	129,842
Atrion Corp.	258	165,458
BioDelivery Sciences International, Inc. (a)	22,692	88,726
Brookdale Senior Living, Inc. (a)	9,772	59,121
Cara Therapeutics, Inc. (a)	6,236	135,384
Catalyst Pharmaceuticals, Inc. (a)	22,816	105,182
Co-Diagnostics, Inc. (a)(b)	3,036	28,963
Coherus Biosciences, Inc. (a)	6,224	90,933
Collegium Pharmaceutical, Inc. (a)	4,364	103,427
Community Health Systems, Inc. (a)	6,604	89,286
Computer Programs and Systems, Inc.	3,908	119,585
Corcept Therapeutics, Inc. (a)	2,292	54,527
CorVel Corp. (a)	1,734	177,891
Eagle Pharmaceuticals, Inc. (a)	3,239	135,196
Endo International PLC (a)	9,188	68,083
Fulgent Genetics, Inc. (a)	385	37,199
Hanger, Inc. (a)	4,699	107,231
HealthStream, Inc. (a)	7,423	165,830
Infusystem Holdings, Inc. (a)	6,337	129,021
Innoviva, Inc. (a)(b)	10,348	123,659
Integer Holdings Corp. (a)	1,297	119,454
Ironwood Pharmaceuticals, Inc. (a)(b)	13,535	151,321
LeMaitre Vascular, Inc.	2,192	106,926
Luminex Corp.	2,923	93,244
Meridian Bioscience, Inc. (a)	3,239	85,024
ModivCare, Inc. (a)	927	137,307
National HealthCare Corp. (c)	1,793	139,693
National Research Corp. (a)	2,719	127,331
NextGen Healthcare, Inc. (a)	5,353	96,889
Orthofix Medical, Inc. (a)	2,604	112,883
Owens & Minor, Inc.	1,101	41,387
Phibro Animal Health Corp., Class A	5,744	140,154
Prestige Consumer Healthcare, Inc. (a)	4,131	182,093
Retractable Technologies, Inc. (a)(b)	2,529	32,422
SIGA Technologies, Inc. (a)	19,065	123,923
Simulations Plus, Inc.	1,299	82,149
Supernus Pharmaceuticals, Inc. (a)	3,437	89,981
Surmodics, Inc. (a)	2,231	125,092
The Joint Corp. (a)	2,679	129,583
The Pennant Group, Inc. (a)	1,210	55,418
Triple-S Management Corp., Class B (a)	4,612	120,050
U.S. Physical Therapy, Inc.	789	82,135
Vanda Pharmaceuticals, Inc. (a)	5,220	78,404
Vericel Corp. (a)	2,077	115,377

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Zynex, Inc. (a)(b)	4,347	$66,379
		5,329,267
Industrials (20.8%):
ACCO Brands Corp.	11,785	99,465
AeroVironment, Inc. (a)	787	91,339
Alamo Group, Inc.	995	155,369
Albany International Corp.	1,488	124,203
Ameresco, Inc., Class A (a)	1,569	76,300
American Woodmark Corp. (a)	1,092	107,649
Apogee Enterprises, Inc.	2,686	109,804
ArcBest Corp.	1,762	123,992
Arcosa, Inc.	2,068	134,606
Argan, Inc.	2,872	153,221
Astec Industries, Inc.	1,637	123,463
Atlas Air Worldwide Holdings, Inc. (a)	2,238	135,265
AZZ, Inc.	2,513	126,530
Barnes Group, Inc.	1,977	97,941
Barrett Business Services, Inc.	1,882	129,595
Blue Bird Corp. (a)	3,177	79,520
Brady Corp., Class A	2,936	156,929
CAI International, Inc.	1,945	88,536
Casella Waste Systems, Inc. (a)	3,100	197,067
CBIZ, Inc. (a)	6,016	196,482
Columbus McKinnon Corp.	2,547	134,380
Comfort Systems USA, Inc.	1,874	140,119
Construction Partners, Inc., Class A (a)	3,251	97,140
CRA International, Inc.	1,895	141,443
CSW Industrials, Inc.	1,023	138,104
Daseke, Inc. (a)	12,140	103,069
Deluxe Corp.	2,107	88,410
Ducommun, Inc. (a)	1,912	114,720
Dycom Industries, Inc. (a)	1,130	104,921
Echo Global Logistics, Inc. (a)	3,957	124,289
Encore Wire Corp.	2,414	162,051
Energy Recovery, Inc. (a)	6,245	114,533
Enerpac Tool Group Corp.	5,000	130,600
Ennis, Inc. (c)	8,455	180,514
ESCO Technologies, Inc.	1,477	160,831
Evoqua Water Technologies Corp. (a)	4,316	113,511
Federal Signal Corp.	4,315	165,264
Forrester Research, Inc. (a)	2,700	114,696
Forward Air Corp.	1,805	160,302
Gibraltar Industries, Inc. (a)	1,350	123,539
GMS, Inc. (a)	2,677	111,765
Great Lakes Dredge & Dock Corp. (a)	8,380	122,180
Griffon Corp.	3,740	101,616
Healthcare Services Group	4,029	112,933
Heartland Express, Inc.	11,560	226,344
Helios Technologies, Inc.	2,091	152,371
Herc Holdings, Inc. (a)	1,021	103,458
Heritage-Crystal Clean, Inc. (a)	3,268	88,661
HNI Corp.	3,228	127,700
Hub Group, Inc., Class A (a)	2,805	188,721
Hyster-Yale Materials Handling, Inc.	1,197	104,283
ICF International, Inc.	1,693	147,968
IES Holdings, Inc. (a)	2,313	116,598

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Insteel Industries, Inc.	3,643	$112,350
JELD-WEN Holding, Inc. (a)	2,937	81,326
Kadant, Inc.	727	134,502
Kforce, Inc.	2,063	110,577
Kimball International, Inc., Class B	7,876	110,264
Knoll, Inc.	4,783	78,967
Lindsay Corp.	951	158,456
Marten Transport Ltd.	8,906	151,135
Matson, Inc.	1,208	80,574
McGrath RentCorp	1,841	148,477
Meritor, Inc. (a)	3,347	98,469
Miller Industries, Inc.	4,289	198,108
Mueller Industries, Inc.	3,409	140,962
Mueller Water Products, Inc., Class A	12,608	175,124
MYR Group, Inc. (a)	1,951	139,828
National Presto Industries, Inc.	1,299	132,589
Northwest Pipe Co. (a)	3,050	101,931
NV5 Global, Inc. (a)	1,103	106,517
Omega Flex, Inc.	531	83,834
PAE, Inc. (a)	12,795	115,411
Patrick Industries, Inc.	1,224	104,040
PGT Innovations, Inc. (a)	4,962	125,291
Powell Industries, Inc.	3,786	128,232
Primoris Services Corp.	3,398	112,576
Quanex Building Products Corp.	5,239	137,418
Radiant Logistics, Inc. (a)	16,398	113,966
Raven Industries, Inc.	2,777	106,442
Resources Connection, Inc.	10,491	142,048
Rush Enterprises, Inc., Class A	3,384	168,625
SPX Corp. (a)	2,311	134,662
SPX Flow, Inc.	1,954	123,747
Standex International Corp.	1,351	129,115
Steelcase, Inc., Class A	6,103	87,822
Sterling Construction Co., Inc. (a)	3,642	84,494
Systemax, Inc.	2,754	113,244
Tennant Co.	1,903	152,031
Terex Corp.	2,228	102,644
The Gorman-Rupp Co.	4,115	136,248
The Greenbrier Cos., Inc.	2,143	101,192
Titan Machinery, Inc. (a)	4,137	105,494
Tutor Perini Corp. (a)	5,310	100,625
U.S. Xpress Enterprise, Inc., Class A (a)	7,301	85,787
Vectrus, Inc. (a)	2,302	123,019
Veritiv Corp. (a)	3,139	133,533
Werner Enterprises, Inc.	4,020	189,623
		12,325,629
Information Technology (10.8%):
A10 Networks, Inc. (a)	10,008	96,177
ACM Research, Inc., Class A (a)	529	42,738
ADTRAN, Inc.	6,399	106,735
Alpha & Omega Semiconductor Ltd. (a)	1,986	64,942
American Software, Inc., Class A	6,065	125,546
Avid Technology, Inc. (a)	4,241	89,528
Axcelis Technologies, Inc. (a)	2,500	102,725
AXT, Inc. (a)	4,481	52,248

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Benchmark Electronics, Inc.	4,684	$144,829
Calix, Inc. (a)	1,833	63,532
Cambium Networks Corp. (a)	1,283	59,942
Casa Systems, Inc. (a)	8,398	80,033
Cass Information Systems, Inc.	3,033	140,337
ChannelAdvisor Corp. (a)	2,935	69,119
Clearfield, Inc. (a)	2,594	78,157
CSG Systems International, Inc.	3,972	178,303
CTS Corp.	4,071	126,445
Digi International, Inc. (a)	4,105	77,954
Ebix, Inc.	2,053	65,758
eGain Corp. (a)	6,051	57,424
ePlus, Inc. (a)	1,530	152,449
EVERTEC, Inc.	4,065	151,300
ExlService Holdings, Inc. (a)	1,972	177,796
FARO Technologies, Inc. (a)	1,362	117,908
GreenSky, Inc., Class A (a)	13,988	86,586
Ichor Holdings Ltd. (a)	1,953	105,071
Insight Enterprises, Inc. (a)	1,639	156,393
Intelligent Systems Corp. (a)(b)	2,438	99,739
InterDigital, Inc.	2,597	164,780
Kimball Electronics, Inc. (a)	4,214	108,721
Knowles Corp. (a)	7,219	151,021
Luna Innovations, Inc. (a)	7,481	78,775
Methode Electronics, Inc.	3,172	133,161
Mimecast Ltd. (a)	2,646	106,396
Mitek Systems, Inc. (a)	5,756	83,922
Napco Security Technologies, Inc. (a)	3,572	124,413
NETGEAR, Inc. (a)	2,548	104,723
NetScout Systems, Inc. (a)	5,657	159,301
NVE Corp.	1,847	129,476
OSI Systems, Inc. (a)	1,905	183,072
PC Connection, Inc. (b)	2,544	118,016
Perficient, Inc. (a)	2,639	154,962
Photronics, Inc. (a)	9,643	124,009
Plexus Corp. (a)	1,758	161,455
Progress Software Corp.	3,731	164,387
Ribbon Communications, Inc. (a)	9,162	75,220
Sanmina Corp. (a)	3,564	147,478
ShotSpotter, Inc. (a)	1,830	64,178
SMART Global Holdings, Inc. (a)	2,360	108,607
Super Micro Computer, Inc. (a)	3,174	123,976
Sykes Enterprises, Inc. (a)	3,475	153,178
The Hackett Group, Inc.	8,716	142,855
Ultra Clean Holdings, Inc. (a)	1,750	101,570
VirnetX Holding Corp. (b)	12,800	71,296
Vishay Precision Group, Inc. (a)	4,186	128,971
Xperi Holding Corp.	4,442	96,702
		6,334,335
Insurance (2.9%):
American Equity Investment Life Holding Co.	2,452	77,312
American National Group, Inc.	1,706	184,026
AMERISAFE, Inc.	3,242	207,489
eHealth, Inc. (a)	1,067	77,603
Employers Holdings, Inc.	4,723	203,372
Horace Mann Educators Corp.	3,959	171,068

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
James River Group Holdings Ltd.	3,070	$140,053
National Western Life Group, Inc., Class A	524	130,476
Palomar Holdings, Inc. (a)	1,060	71,062
Safety Insurance Group, Inc. (c)	2,252	189,731
SiriusPoint Ltd. (a)	13,100	133,227
Stewart Information Services Corp.	2,711	141,053
		1,726,472
Materials (5.7%):
AdvanSix, Inc. (a)	3,227	86,548
American Vanguard Corp.	6,520	133,073
Boise Cascade Co.	2,108	126,122
Chase Corp.	1,152	134,081
Clearwater Paper Corp. (a)	2,602	97,887
Coeur Mining, Inc. (a)	6,346	57,304
Compass Minerals International, Inc.	2,224	139,490
Futurefuel Corp.	7,374	107,144
GCP Applied Technologies, Inc. (a)	5,034	123,534
Glatfelter Corp.	7,579	129,980
Greif, Inc., Class A	2,439	139,023
H.B. Fuller Co.	2,510	157,904
Hawkins, Inc.	1,911	64,057
Ingevity Corp. (a)	1,450	109,519
Innospec, Inc.	1,252	128,568
Kaiser Aluminum Corp.	816	90,168
Koppers Holdings, Inc. (a)	2,547	88,534
Materion Corp.	1,943	128,704
Minerals Technologies, Inc.	1,657	124,805
Myers Industries, Inc.	6,163	121,781
O-I Glass, Inc. (a)	7,081	104,374
Orion Engineered Carbons SA (a)	4,981	98,225
PQ Group Holdings, Inc.	7,122	118,937
Rayonier Advanced Materials, Inc. (a)	5,474	49,649
Schnitzer Steel Industries, Inc.	2,941	122,904
Schweitzer-Mauduit International, Inc.	2,682	131,337
Stepan Co.	1,372	174,396
SunCoke Energy, Inc.	10,909	76,472
Trinseo SA	1,284	81,752
U.S. Concrete, Inc. (a)	1,387	101,695
		3,347,967
Real Estate (1.7%):
Forestar Group, Inc. (a)	6,942	161,609
Kennedy-Wilson Holdings, Inc.	7,661	154,829
Marcus & Millichap, Inc. (a)	4,254	143,360
Newmark Group, Inc., Class A	8,002	80,060
RE/MAX Holdings, Inc.	3,185	125,457
Tejon Ranch Co. (a)	9,581	160,386
The RMR Group, Inc., Class A	2,586	105,535
The St. Joe Co.	2,133	91,506
		1,022,742
Thrifts & Mortgage Finance (4.3%):
Axos Financial, Inc. (a)	2,399	112,777
Capitol Federal Financial, Inc.	10,683	141,496
Columbia Financial, Inc. (a)(c)	9,911	173,245
Federal Agricultural Mortgage Corp., Class C	1,614	162,562

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Flagstar Bancorp, Inc.	3,038	$137,014
HomeStreet, Inc.	2,788	122,867
Kearny Financial Corp.	10,431	126,006
Merchants Bancorp	3,486	146,203
Meridian Bancorp, Inc.	6,800	125,256
Meta Financial Group, Inc.	2,056	93,157
Mr. Cooper Group, Inc. (a)	3,382	117,558
NMI Holdings, Inc., Class A (a)	4,300	101,652
Northfield Bancorp, Inc.	8,894	141,592
Northwest Bancshares, Inc. (c)	8,910	128,750
Oceanfirst Financial Corp.	4,884	116,923
Premier Financial Corp.	3,125	103,938
Provident Financial Services, Inc.	5,488	122,273
TrustCo Bank Corp.	18,450	135,977
Washington Federal, Inc.	3,878	119,442
WSFS Financial Corp.	1,857	92,460
		2,521,148
Utilities (3.9%):
American States Water Co.	2,571	194,420
Avista Corp.	4,347	207,570
California Water Service Group	3,192	179,837
Chesapeake Utilities Corp.	1,474	171,102
MGE Energy, Inc.	2,963	211,528
Middlesex Water Co.	2,070	163,571
Northwest Natural Holding Co.	2,755	148,632
NorthWestern Corp.	2,750	179,300
Otter Tail Corp. (c)	4,057	187,312
SJW Group	2,623	165,223
South Jersey Industries, Inc.	5,367	121,187
The York Water Co.	3,832	187,653
Unitil Corp. (c)	3,825	174,764
		2,292,099

Total Common Stocks (Cost $49,553,695)		58,828,201
Investment Companies (0.2%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (d)	119,109	119,109
Total Investment Companies (Cost $119,109)		119,109
Collateral for Securities Loaned^ (1.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	16,959	16,959
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	436,729	436,729
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	8,463	8,463
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	67,484	67,484
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	303,420	303,420
Total Collateral for Securities Loaned (Cost $833,055)		833,055
Total Investments (Cost $50,505,859) — 101.3%		59,780,365
Liabilities in excess of other assets — (1.3)%		(789,812)
NET ASSETS - 100.00%		$58,990,553

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Future	1	6/18/21	$114,132	$111,125	$(3,007)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(3,007)
	Total net unrealized appreciation (depreciation)				$(3,007)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (4.4%):
Communication Services (0.4%):
REA Group Ltd.	654	$70,395
Telstra Corp. Ltd.	40,952	105,736
		176,131
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	2,660	69,387

Consumer Staples (0.8%):
Coles Group Ltd.	8,385	101,945
Wesfarmers Ltd.	2,830	113,193
Woolworths Group Ltd.	3,513	109,032
		324,170
Financials (1.5%):
ASX Ltd.	2,134	115,141
Australia & New Zealand Banking Group Ltd.	3,861	82,625
Commonwealth Bank of Australia	1,540	100,692
Macquarie Group Ltd.	797	92,499
National Australia Bank Ltd.	4,101	80,972
Suncorp Group Ltd.	8,256	62,069
Westpac Banking Corp.	4,202	77,892
		611,890
Health Care (0.7%):
CSL Ltd.	417	83,806
Ramsay Health Care Ltd.	1,591	80,950
Sonic Healthcare Ltd.	3,904	104,031
		268,787
Industrials (0.2%):
Brambles Ltd.	12,787	102,736

Materials (0.6%):
BHP Group Ltd.	2,012	69,214
Fortescue Metals Group Ltd.	2,936	44,570
Newcrest Mining Ltd.	3,817	70,785
Rio Tinto Ltd.	792	66,610
		251,179
		1,804,280
Austria (0.4%):
Energy (0.1%):
OMV AG	1,118	56,712

Financials (0.2%):
Erste Group Bank AG (a)	1,800	61,040

Utilities (0.1%):
Verbund AG (b)	837	60,851
		178,603
Belgium (1.1%):
Financials (0.8%):
Ageas SA	1,239	74,909
Groupe Bruxelles Lambert SA	959	99,250
KBC Group NV (a)	779	56,634
Sofina SA	285	96,413
		327,206
Health Care (0.2%):
UCB SA	689	65,538

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Umicore SA	1,060	$56,219
		448,963
Canada (11.6%):
Communication Services (0.9%):
BCE, Inc. (c)	3,232	145,922
Rogers Communications, Inc., Class B	2,034	93,809
TELUS Corp. (b)(c)	6,353	126,554
		366,285
Consumer Discretionary (0.7%):
Dollarama, Inc.	2,619	115,724
Magna International, Inc.	731	64,391
Restaurant Brands International, Inc.	1,316	85,600
		265,715
Consumer Staples (1.6%):
Alimentation Couche-Tard, Inc., Class B	2,681	86,458
George Weston Ltd.	1,714	151,798
Loblaw Cos. Ltd.	2,764	154,423
Metro, Inc.	3,219	146,872
Saputo, Inc.	3,382	101,716
		641,267
Energy (0.4%):
Enbridge, Inc.	2,627	95,713
TC Energy Corp. (b)	1,929	88,444
		184,157
Financials (3.4%):
Bank of Montreal	1,171	104,398
Canadian Imperial Bank of Commerce (b)	1,618	158,452
Fairfax Financial Holdings Ltd.	182	79,456
Great-West Lifeco, Inc.	4,154	110,553
Intact Financial Corp.	892	109,326
Manulife Financial Corp.	3,702	79,638
National Bank of Canada (b)	1,953	132,692
Power Corp. of Canada (b)	4,314	113,403
Royal Bank of Canada	1,660	153,079
Sun Life Financial, Inc.	2,154	108,874
The Bank of Nova Scotia	1,977	123,702
The Toronto-Dominion Bank	1,901	124,000
		1,397,573
Industrials (1.4%):
Canadian National Railway Co.	991	115,024
Canadian Pacific Railway Ltd. (b)	293	111,930
Thomson Reuters Corp.	1,160	101,635
Waste Connections, Inc.	1,223	132,150
WSP Global, Inc.	986	93,821
		554,560
Information Technology (0.8%):
CGI, Inc. (a)	1,170	97,474
Constellation Software, Inc.	61	85,203
Open Text Corp.	2,311	110,207
Shopify, Inc., Class A (a)	31	34,230
		327,114
Materials (1.0%):
Aginco Eagle Mines Ltd.	974	56,316
Barrick Gold Corp.	3,084	61,189

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CCL Industries, Inc.	1,547	$85,593
Franco-Nevada Corp.	648	81,220
Nutrien Ltd.	1,291	69,559
Wheaton Precious Metals Corp.	1,360	51,954
		405,831
Utilities (1.4%):
Algonquin Power & Utilities Corp. (b)	6,972	110,476
Emera, Inc.	3,435	152,901
Fortis, Inc. (b)	3,792	164,566
Hydro One Ltd. (d)	6,216	144,801
		572,744
		4,715,246
Denmark (2.8%):
Consumer Discretionary (0.1%):
Pandora A/S (a)	507	54,324

Consumer Staples (0.2%):
Carlsberg A/S, Class B	551	84,666

Financials (0.3%):
Danske Bank A/S	3,802	71,154
Tryg A/S	2,754	64,957
		136,111
Health Care (1.0%):
Ambu A/S, Class B (b)	911	42,788
Coloplast A/S, Class B	558	83,912
Demant A/S (a)	1,369	57,997
Genmab A/S (a)	199	65,480
GN Store Nord A/S	849	66,848
Novo Nordisk A/S, Class B	1,309	88,693
		405,718
Industrials (0.5%):
AP Moller - Maersk A/S, Class B	28	65,049
DSV PANALPINA A/S	443	86,922
Vestas Wind Systems A/S	285	58,505
		210,476
Materials (0.5%):
Christian Hansen Holding A/S (a)	1,077	97,875
Novozymes A/S, B Shares	1,472	94,295
		192,170
Utilities (0.2%):
Orsted A/S (b)(d)	409	66,064
		1,149,529
Finland (1.9%):
Communication Services (0.3%):
Elisa Oyj	1,819	109,079

Consumer Staples (0.3%):
Kesko Oyj, Class B	3,344	102,264

Energy (0.1%):
Neste Oyj	1,031	54,717

Financials (0.2%):
Nordea Bank Abp	8,980	88,463

Industrials (0.4%):
Kone Oyj, Class B	1,339	109,374

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Metso Outotec Oyj (a)	5,143	$57,321
		166,695
Materials (0.4%):
Stora Enso Oyj, Class R	4,066	75,831
UPM-Kymmene Oyj	2,310	82,967
		158,798
Utilities (0.2%):
Fortum Oyj	3,278	87,484
		767,500
France (7.6%):
Communication Services (0.8%):
Iliad SA	502	95,419
Orange SA	7,250	89,306
Publicis Groupe SA	1,049	64,012
Vivendi SA	2,053	67,405
		316,142
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	567	84,870
Hermes International	95	105,158
Kering SA	119	82,132
LVMH Moet Hennessy Louis Vuitton SE	126	83,935
		356,095
Consumer Staples (1.1%):
Carrefour SA	4,035	73,077
Danone SA	1,285	88,147
L’Oreal SA	281	107,680
Pernod Ricard SA	500	93,837
Remy Cointreau SA	452	83,477
		446,218
Financials (0.9%):
Amundi SA (d)	1,072	85,729
AXA SA	2,991	80,263
BNP Paribas SA (a)	843	51,283
CNP Assurances	3,084	58,620
Credit Agricole SA	3,963	57,367
Natixis SA (a)	9,160	43,845
		377,107
Health Care (0.5%):
BioMerieux	460	58,524
Sanofi (b)	1,058	104,521
Sartorius Stedim Biotech (b)	122	50,242
		213,287
Industrials (2.4%):
Alstom SA (a)	1,357	67,658
Bollore SA	14,898	71,939
Bouygues SA	1,764	70,721
Bureau Veritas SA	3,254	92,605
Cie de Saint-Gobain	1,477	87,150
Edenred	1,402	73,223
Eiffage SA	594	59,455
Legrand SA	1,098	102,125
Safran SA (a)	390	53,071
Schneider Electric SE	612	93,471
Teleperformance	217	79,084
Thales SA	621	61,692

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Vinci SA	563	$57,672
		969,866
Information Technology (0.5%):
Capgemini SE	462	78,606
Dassault Systemes SA	420	89,830
Worldline SA (a)(d)	731	61,236
		229,672
Materials (0.3%):
Air Liquide SA	781	127,570

Utilities (0.2%):
Veolia Environnement SA	2,680	68,696
		3,104,653
Germany (6.8%):
Communication Services (0.3%):
Deutsche Telekom AG	5,940	119,593

Consumer Discretionary (1.0%):
adidas AG (a)	197	61,492
Bayerische Motoren Werke AG	884	91,706
Daimler AG	794	70,768
HelloFresh SE (a)	478	35,648
Puma SE (a)(b)	726	71,118
Zalando SE (a)(d)	551	54,040
		384,772
Consumer Staples (0.2%):
Beiersdorf AG	927	97,938

Financials (1.1%):
Allianz SE, Registered Shares	326	82,971
Deutsche Bank AG, Registered Shares (a)	4,832	57,725
Deutsche Boerse AG	542	90,057
Hannover Rueck SE	470	85,864
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	237	72,978
Talanx AG	1,733	73,481
		463,076
Health Care (0.8%):
Carl Zeiss Meditec AG	471	70,970
Fresenius Medical Care AG & Co. KGaA	1,139	83,768
Fresenius SE & Co. KGaA	1,731	77,090
Merck KGaA	562	96,082
		327,910
Industrials (1.1%):
Brenntag SE	1,034	88,267
Deutsche Post AG, Registered Shares	1,831	100,309
KION Group AG	742	73,259
MTU Aero Engines AG	200	47,068
Rational AG	78	60,594
Siemens AG, Registered Shares	471	77,321
		446,818
Information Technology (0.4%):
Infineon Technologies AG	1,374	58,251
SAP SE	473	57,915
TeamViewer AG (a)(b)(d)	1,018	43,487
		159,653

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Covestro AG (d)	934	$62,799
Evonik Industries AG	2,614	92,445
Symrise AG	886	107,424
		262,668
Real Estate (0.7%):
Deutsche Wohnen SE (b)	1,757	81,957
LEG Immobilien SE	821	107,976
Vonovia SE	1,436	93,790
		283,723
Utilities (0.5%):
E.ON SE	10,550	122,768
RWE AG	2,062	80,806
		203,574
		2,749,725
Hong Kong (4.0%):
Consumer Discretionary (0.3%):
Techtronic Industries Co. Ltd.	3,149	53,875
Xinyi Glass Holdings Ltd.	18,000	58,813
		112,688
Consumer Staples (0.2%):
WH Group Ltd. (d)	77,085	62,471

Financials (0.5%):
AIA Group Ltd.	5,197	63,042
Hang Seng Bank Ltd.	4,701	91,011
Hong Kong Exchanges and Clearing Ltd.	1,017	59,839
		213,892
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	48,728	48,767

Industrials (0.5%):
CK Hutchison Holdings Ltd.	10,511	83,763
MTR Corp. Ltd.	17,543	99,407
		183,170
Real Estate (1.0%):
CK Asset Holdings Ltd.	13,627	82,739
Henderson Land Development Co. Ltd.	22,630	101,596
New World Development Co. Ltd.	14,635	75,681
Sino Land Co. Ltd.	52,133	72,561
Sun Hung Kai Properties Ltd.	5,776	87,526
		420,103
Utilities (1.4%):
China Common Rich Renewable Energy INV Ltd. (a)(e)(f)	26,000	669
CK Infrastructure Holdings Ltd.	17,194	102,185
CLP Holdings Ltd.	15,446	150,013
Hong Kong and China Gas Co. Ltd.	95,534	151,158
Power Assets Holdings Ltd. (c)	27,217	160,701
		564,726
		1,605,817
Ireland (1.1%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	360	76,939

Consumer Staples (0.3%):
Kerry Group PLC	807	100,969

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (0.3%):
Experian PLC	2,329	$80,161
Kingspan Group PLC	714	60,532
		140,693
Materials (0.3%):
CRH PLC	1,522	71,334
Smurfit Kappa Group PLC	1,460	68,753
		140,087
Israel (0.4%):		458,688
Financials (0.2%):
Bank Hapoalim BM (a)	12,486	97,083

Information Technology (0.2%):
Nice Ltd. (a)	316	68,280
		165,363
Italy (2.8%):
Communication Services (0.4%):
Infrastrutture Wireless Italiane SpA (b)(d)	8,392	93,484
Telecom Italia SpA	118,957	64,332
		157,816
Consumer Discretionary (0.2%):
Moncler SpA	1,138	65,213

Energy (0.2%):
Snam SpA	17,829	98,844

Financials (1.0%):
Assicurazioni Generali SpA	4,866	97,342
FinecoBank Banca Fineco SpA (a)(b)	4,445	72,736
Intesa Sanpaolo SpA	28,372	76,868
Mediobanca Banca di Credito Finanziario SpA (a)	6,361	70,531
Poste Italiane SpA (d)	6,714	85,341
		402,818
Health Care (0.3%):
DiaSorin SpA	279	44,755
Recordati Industria Chimica e Farmaceutica SpA (b)	1,692	91,007
		135,762
Information Technology (0.2%):
Nexi SpA (a)(b)(d)	3,587	62,587

Utilities (0.5%):
Enel SpA	8,780	87,438
Terna Rete Elettrica Nazionale SpA	14,507	109,516
		196,954
Japan (19.2%):
Communication Services (1.2%):
KDDI Corp.	3,208	98,376
Nexon Co. Ltd.	1,500	48,641
Nintendo Co. Ltd. (c)	100	55,830
Nippon Telegraph & Telephone Corp.	3,928	100,834
Softbank Corp.	8,100	105,247
SoftBank Group Corp.	600	50,564

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Z Holdings Corp.	7,730	$38,444
		497,936
Consumer Discretionary (2.8%):
Bandai Namco Holdings, Inc.	900	64,165
Fast Retailing Co. Ltd.	100	79,604
Honda Motor Co. Ltd.	2,200	65,954
Koito Manufacturing Co. Ltd.	800	53,618
Nitori Holdings Co. Ltd.	530	102,568
Pan Pacific International Holdings Corp.	3,300	77,828
Panasonic Corp.	5,100	65,575
Sekisui House Ltd.	4,672	100,184
Sharp Corp. (b)	2,700	46,581
Shimano, Inc.	240	57,176
Sony Group Corp.	700	73,313
Subaru Corp.	3,200	63,705
Sumitomo Electric Industries Ltd.	4,600	68,890
Suzuki Motor Corp.	1,300	59,005
Toyota Industries Corp.	908	80,868
Toyota Motor Corp.	1,224	95,258
		1,154,292
Consumer Staples (1.6%):
Ajinomoto Co., Inc.	3,900	79,807
Asahi Group Holdings Ltd.	1,360	57,306
Japan Tobacco, Inc.	5,444	104,494
Kao Corp.	1,418	93,667
Kikkoman Corp.	900	53,572
Kirin Holdings Co. Ltd.	4,400	84,276
Seven & i Holdings Co. Ltd.	1,800	72,563
Unicharm Corp.	2,094	87,857
		633,542
Financials (2.8%):
Dai-ichi Life Holdings, Inc.	3,488	59,924
Japan Exchange Group, Inc.	3,300	77,351
Japan Post Bank Co. Ltd. (b)	9,912	95,261
Japan Post Holdings Co. Ltd.	9,400	83,777
Japan Post Insurance Co. Ltd.	3,400	69,836
Mitsubishi UFJ Financial Group, Inc.	16,500	88,186
Mizuho Financial Group, Inc.	6,000	86,659
MS&AD Insurance Group Holdings, Inc.	3,200	93,910
Nomura Holdings, Inc.	13,500	70,896
ORIX Corp.	3,568	60,203
Sompo Holdings, Inc.	2,300	88,128
Sumitomo Mitsui Financial Group, Inc.	2,484	89,905
Sumitomo Mitsui Trust Holdings, Inc. (b)	2,400	83,656
Tokio Marine Holdings, Inc.	1,500	71,335
		1,119,027
Health Care (2.6%):
Astellas Pharma, Inc.	5,452	83,816
Chugai Pharmaceutical Co. Ltd.	1,490	60,416
Daiichi Sankyo Co. Ltd.	2,300	66,999
Eisai Co. Ltd.	654	43,827
Hoya Corp.	618	72,596
Kyowa Kirin Co. Ltd.	2,900	86,704
M3, Inc.	700	47,870
Olympus Corp.	2,800	57,942
Ono Pharmaceutical Co. Ltd.	3,184	83,116
Otsuka Holdings Co. Ltd.	2,300	97,372

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Shionogi & Co. Ltd.	1,728	$92,901
Sysmex Corp.	774	83,371
Takeda Pharmaceutical Co. Ltd.	2,800	100,786
Terumo Corp.	2,200	79,467
		1,057,183
Industrials (3.2%):
Daifuku Co. Ltd.	700	68,539
Daikin Industries Ltd.	366	73,789
FANUC Corp.	230	54,399
ITOCHU Corp.	3,900	126,360
Komatsu Ltd.	2,388	73,747
Kubota Corp.	3,204	72,916
Makita Corp.	1,500	64,290
Mitsubishi Corp.	3,592	101,553
Mitsubishi Electric Corp.	6,052	92,193
Mitsui & Co. Ltd.	3,686	76,643
MonotaRO Co. Ltd.	1,600	43,270
Nidec Corp.	554	67,230
Recruit Holdings Co. Ltd.	1,220	59,518
Secom Co. Ltd.	1,110	93,374
SG Holdings Co. Ltd.	2,000	45,831
SMC Corp.	114	66,221
Toshiba Corp.	2,000	67,564
Toyota Tsusho Corp.	1,600	67,130
		1,314,567
Information Technology (3.4%):
Advantest Corp.	600	52,461
Canon, Inc.	2,514	56,827
Disco Corp.	200	62,777
FUJIFILM Holdings Corp.	1,660	98,526
Fujitsu Ltd.	500	72,261
Hitachi Ltd.	1,500	67,799
Keyence Corp.	128	58,121
Kyocera Corp.	1,300	82,490
Lasertec Corp.	400	52,461
Murata Manufacturing Co. Ltd.	1,002	80,026
NEC Corp.	1,300	76,560
Nomura Research Institute Ltd.	2,174	67,256
NTT Data Corp.	4,308	66,657
Obic Co. Ltd.	500	91,365
Omron Corp. (b)	1,000	78,042
Oracle Corp.	700	68,287
Renesas Electronics Corp. (a)	4,600	49,860
TDK Corp.	500	69,235
Tokyo Electron Ltd.	126	53,252
Yaskawa Electric Corp.	1,400	69,678
		1,373,941
Materials (1.0%):
Asahi Kasei Corp.	5,900	67,921
Nippon Paint Holdings Co. Ltd.	3,190	45,958
Nitto Denko Corp.	1,000	85,448
Shin-Etsu Chemical Co. Ltd.	470	79,006
Sumitomo Metal Mining Co. Ltd.	1,300	56,117
Toray Industries, Inc.	9,700	62,427
		396,877

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	2,400	$70,259
Mitsubishi Estate Co. Ltd.	4,252	74,221
Mitsui Fudosan Co. Ltd.	2,378	53,989
Sumitomo Realty & Development Co. Ltd.	1,600	56,450
		254,919
		7,802,284
Korea, Republic Of (4.3%):
Communication Services (0.7%):
Kakao Corp.	133	58,531
NAVER Corp.	174	57,969
NCSoft Corp.	64	49,375
Netmarble Corp. (d)	416	47,423
SK Telecom Co. Ltd.	338	82,140
		295,438
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	155	39,996
Hyundai Motor Co.	196	37,759
Kia Corp.	566	41,465
LG Electronics, Inc.	271	35,923
		155,143
Consumer Staples (0.6%):
Amorepacific Corp.	254	58,023
KT&G Corp.	1,463	105,239
LG Household & Health Care Ltd.	51	70,758
		234,020
Financials (0.7%):
Hana Financial Group, Inc.	1,714	64,828
KB Financial Group, Inc.	1,593	79,115
Samsung Life Insurance Co. Ltd.	680	46,932
Shinhan Financial Group Co. Ltd.	2,281	75,489
		266,364
Health Care (0.3%):
Celltrion Healthcare Co. Ltd. (a)	337	40,540
Celltrion, Inc. (a)	156	44,861
Samsung Biologics Co. Ltd. (a)(d)	88	58,169
		143,570
Industrials (0.2%):
LG Corp.	568	45,376
Samsung C&T Corp.	485	53,360
		98,736
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	378	62,632
Samsung Electronics Co. Ltd.	991	71,286
Samsung SDI Co. Ltd.	84	48,993
Samsung SDS Co. Ltd.	335	57,284
SK Hynix, Inc.	450	52,691
		292,886
Materials (0.5%):
LG Chem Ltd.	57	40,549
Lotte Chemical Corp.	151	40,165
POSCO	255	72,110
POSCO Chemical Co. Ltd.	295	40,408
		193,232

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Korea Electric Power Corp.	3,068	$62,764
		1,742,153
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific SE (a)	673	64,324

Real Estate (0.1%):
Aroundtown SA	7,536	53,639
		117,963
Netherlands (2.9%):
Communication Services (0.2%):
Koninklijke KPN NV	24,336	82,584

Consumer Staples (0.5%):
Davide Campari-Milano NV (b)	8,199	91,834
Koninklijke Ahold Delhaize NV	4,283	119,278
		211,112
Financials (0.5%):
Aegon NV	9,884	46,939
ING Groep NV	4,346	53,163
NN Group NV	1,770	86,527
		186,629
Health Care (0.2%):
Koninklijke Philips NV	1,554	88,696

Industrials (0.5%):
Randstad NV	1,026	72,161
Wolters Kluwer NV	1,309	113,768
		185,929
Information Technology (0.5%):
Adyen NV (a)(d)	25	55,801
ASM International NV	211	61,359
ASML Holding NV	134	81,235
		198,395
Materials (0.5%):
Akzo Nobel NV	907	101,335
Koninklijke DSM NV	610	103,215
		204,550
		1,157,895
New Zealand (0.3%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	2,622	58,765

Information Technology (0.2%):
Xero Ltd. (a)	716	68,798
		127,563
Norway (1.8%):
Communication Services (0.3%):
Telenor ASA	6,779	119,336

Consumer Staples (0.5%):
Mowi ASA	2,683	66,594
Orkla ASA, Class A	12,931	126,810
		193,404

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Aker BP ASA	2,226	$63,219

Financials (0.4%):
DNB ASA	3,680	78,341
Gjensidige Forsikring ASA	4,103	96,272
		174,613
Materials (0.4%):
Norsk Hydro ASA	12,021	76,997
Yara International ASA	1,954	101,662
		178,659
		729,231
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	7,147	120,260

Utilities (0.2%):
Energias de Portugal SA (b)	14,607	83,414
		203,674
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	2,834	55,451

Singapore (1.3%):
Communication Services (0.2%):
Singapore Telecommunications Ltd.	59,800	108,493

Consumer Staples (0.2%):
Wilmar International Ltd.	19,362	78,029

Financials (0.9%):
DBS Group Holdings Ltd.	4,978	106,563
Oversea-Chinese Banking Corp. Ltd.	14,838	129,635
United Overseas Bank Ltd.	6,292	120,844
		357,042
		543,564
Spain (1.4%):
Communication Services (0.1%):
Telefonica SA	12,062	53,987

Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	1,986	65,438

Financials (0.2%):
Banco Bilbao Vizcaya Argentaria SA	7,790	40,429
CaixaBank SA	16,698	51,672
		92,101
Health Care (0.2%):
Grifols SA	2,964	77,609

Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	1,394	46,194

Utilities (0.6%):
Endesa SA	4,039	106,847
Iberdrola SA	9,211	118,646
		225,493
		560,822

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Sweden (5.5%):
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (b)(d)	402	$59,218
Hennes & Mauritz AB, Class B (a)	2,469	55,644
		114,862
Consumer Staples (0.7%):
Essity AB, Class B (b)	3,381	106,852
ICA Gruppen AB	2,233	109,220
Swedish Match AB	1,021	79,739
		295,811
Energy (0.2%):
Lundin Energy AB	1,707	53,654

Financials (1.7%):
EQT AB (b)	1,637	53,910
Industrivarden AB, Class C	2,944	103,327
Investor AB, Class B	1,418	113,115
Kinnevik AB, Class B	1,458	70,912
L E Lundbergforetagen AB, Class B (a)	1,928	105,300
Skandinaviska Enskilda Banken AB, Class A (b)	6,895	84,075
Svenska Handelsbanken AB, Class A	7,845	85,244
Swedbank AB, Class A (b)	4,578	80,705
		696,588
Industrials (1.8%):
Alfa Laval AB (a)	2,417	73,092
Assa Abloy AB, Class B	3,059	87,951
Atlas Copco AB, Class A	1,515	92,254
Epiroc AB, Class A	4,207	95,320
Nibe Industrier AB, Class B	2,369	73,485
Sandvik AB (a)	2,596	70,951
Skanska AB, Class B (b)	3,180	79,773
SKF AB, B Shares (b)	2,780	79,037
Volvo AB, Class B	3,047	77,100
		728,963
Information Technology (0.4%):
Hexagon AB, Class B	1,107	102,154
Telefonaktiebolaget LM Ericsson, Class B	5,531	73,208
		175,362
Materials (0.4%):
Boliden AB	1,818	67,472
Svenska Cellulosa AB SCA, Class B (a)	5,821	103,051
		170,523
		2,235,763
Switzerland (7.0%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	269	144,321

Consumer Discretionary (0.2%):
Cie Financiere Richemont SA, Registered Shares	734	70,479

Consumer Staples (1.2%):
Barry Callebaut AG, Registered Shares	62	140,140
Chocoladefabriken Lindt & Spruengli AG	13	113,492
Coca-Cola HBC AG	2,173	69,190
Nestle SA, Registered Shares	1,433	159,738
		482,560

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Credit Suisse Group AG, Registered Shares	4,675	$48,986
Julius Baer Group Ltd.	1,238	79,179
Partners Group Holding AG	91	116,230
Swiss Life Holding AG	176	86,529
UBS Group AG	5,090	78,828
Zurich Insurance Group AG	254	108,427
		518,179
Health Care (1.0%):
Lonza Group AG, Registered Shares	129	72,131
Novartis AG, Registered Shares	1,380	117,950
Roche Holding AG	312	100,847
Sonova Holding AG (a)	253	67,038
Straumann Holding AG, Class R (b)	59	73,609
		431,575
Industrials (1.5%):
ABB Ltd., Registered Shares (b)	3,648	110,251
Geberit AG, Registered Shares	203	129,232
Kuehne + Nagel International AG	443	126,431
Schindler Holding AG	382	112,215
SGS SA, Registered Shares	44	124,830
		602,959
Information Technology (0.4%):
Logitech International SA, Class R	524	54,973
Stmicroelectronics NV	1,493	56,932
Temenos AG	387	55,716
		167,621
Materials (1.1%):
EMS-Chemie Holding AG	132	117,892
Givaudan SA, Registered Shares (b)	31	119,473
LafargeHolcim Ltd.	1,668	98,032
Sika AG, Registered Shares	357	102,000
		437,397
		2,855,091
United Kingdom (9.1%):
Communication Services (0.3%):
BT Group PLC (a)	31,204	66,582
Vodafone Group PLC	42,207	76,725
		143,307
Consumer Discretionary (0.9%):
Barratt Developments PLC (a)	5,724	58,922
Burberry Group PLC (a)	2,629	68,798
Compass Group PLC (a)	2,313	46,596
JD Sports Fashion PLC (a)	4,549	51,705
Next PLC (a)	587	63,646
Persimmon PLC	1,498	60,706
		350,373
Consumer Staples (1.5%):
Associated British Foods PLC (a)	1,793	59,686
British American Tobacco PLC	2,324	88,862
Diageo PLC	1,891	77,923
Imperial Brands PLC	3,819	78,540
Reckitt Benckiser Group PLC	1,097	98,257
Tesco PLC	33,478	105,605
Unilever PLC	1,695	94,764
		603,637

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (2.0%):
3i Group PLC	4,977	$79,133
Admiral Group PLC	2,426	103,697
Aviva PLC	13,756	77,400
Barclays PLC	21,585	55,316
Hargreaves Lansdown PLC	2,776	58,985
HSBC Holdings PLC	9,654	56,316
Legal & General Group PLC	16,077	61,850
Lloyds Banking Group PLC (a)	91,162	53,449
London Stock Exchange Group PLC	574	54,909
Phoenix Group Holdings PLC	9,061	91,699
Schroders PLC	1,629	78,589
Standard Chartered PLC	7,771	53,504
		824,847
Health Care (0.6%):
AstraZeneca PLC	830	82,911
GlaxoSmithKline PLC (c)	5,367	95,284
Smith & Nephew PLC	3,201	60,801
		238,996
Industrials (1.7%):
Ashtead Group PLC	1,339	79,862
BAE Systems PLC	10,826	75,359
Bunzl PLC	2,618	83,829
Ferguson PLC	705	84,233
Intertek Group PLC	1,120	86,484
RELX PLC	3,351	84,020
Rentokil Initial PLC	12,467	83,241
Spirax-Sarco Engineering PLC	626	98,368
		675,396
Information Technology (0.4%):
AVEVA Group PLC	1,284	60,565
Halma PLC	2,807	91,854
		152,419
Materials (1.3%):
Anglo American PLC	1,505	58,967
Antofagasta PLC	2,757	64,224
BHP Group PLC	2,290	66,114
Croda International PLC	1,071	93,713
Evraz PLC (c)	7,390	58,877
Fresnillo PLC	3,435	40,918
Mondi PLC	3,128	79,765
Rio Tinto PLC	874	66,862
		529,440
Utilities (0.4%):
National Grid PLC	8,214	97,824
SSE PLC	4,026	80,744
		178,568
		3,696,983
Total Common Stocks (Cost $35,039,715)		40,096,798

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Rights (0.0%)(g)
Italy (0.0%):
Energy (0.0%):
Snam SpA , Expires 4/8/21 (a)(e)(f)	12,449	$—

Total Rights (Cost $–)		—

Investment Companies (0.4%)
United States (0.4%):
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.03% (i)	162,661	162,661
Total Investment Companies (Cost $162,661)		162,661
Collateral for Securities Loaned^ (5.8%)
United States (5.8%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	48,366	48,366
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	1,245,536	1,245,536
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	24,137	24,137
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	192,461	192,461
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	865,343	865,343
Total Collateral for Securities Loaned (Cost $2,375,843)		2,375,843
Total Investments (Cost $37,578,219) — 104.8%		42,635,302
Liabilities in excess of other assets — (4.8)%		(1,955,229)
NET ASSETS - 100.00%		$40,680,073

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $1,042,650 and amounted to 2.6% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.0% of net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mini MSCI EAFE Index Futures	3	6/18/21	$329,612	$328,800	$(812)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(812)
	Total net unrealized appreciation (depreciation)				$(812)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Communication Services (14.6%):
Bilibili, Inc., ADR (a)	26,243	$2,809,575
Discovery, Inc., Class A (a)(b)	21,459	932,608
Discovery, Inc., Class C (a)	42,040	1,550,856
IAC/InterActiveCorp. (a)	10,958	2,370,325
Liberty Broadband Corp., Class C (a)	21,959	3,297,144
Take-Two Interactive Software, Inc. (a)	15,211	2,687,784
ViacomCBS, Inc., Class B	74,952	3,380,334
Yandex NV, Class A (a)	42,063	2,694,556
		19,723,182
Consumer Discretionary (18.5%):
DraftKings, Inc., Class A (a)	52,522	3,221,175
Etsy, Inc. (a)	16,647	3,357,201
Expedia Group, Inc. (a)	18,270	3,144,632
Garmin Ltd.	25,300	3,335,805
Penn National Gaming, Inc. (a)	20,666	2,166,623
Roku, Inc. (a)	14,392	4,688,482
Tractor Supply Co.	15,359	2,719,772
Ulta Beauty, Inc. (a)	7,441	2,300,534
		24,934,224
Electronic Equipment, Instruments & Components (4.5%):
Trimble, Inc. (a)	33,145	2,578,350
Zebra Technologies Corp. (a)	7,061	3,425,856
		6,004,206
Health Care (19.9%):
ABIOMED, Inc. (a)	5,973	1,903,774
Alnylam Pharmaceuticals, Inc. (a)	15,452	2,181,668
AstraZeneca PLC, ADR (b)	60,581	3,012,087
BeiGene Ltd., ADR (a)	6,520	2,269,482
Canopy Growth Corp. (a)	49,767	1,594,037
CureVac NV (a)(b)	24,685	2,257,690
Guardant Health, Inc. (a)	13,263	2,024,597
Hologic, Inc. (a)	34,028	2,531,003
Horizon Therapeutics PLC (a)	29,589	2,723,371
Insulet Corp. (a)	8,727	2,277,049
Novocure Ltd. (a)(b)	13,525	1,787,735
Royalty Pharma PLC, Class A (b)	51,259	2,235,918
		26,798,411
Industrials (6.7%):
Enphase Energy, Inc. (a)	17,039	2,763,044
Expeditors International of Washington, Inc.	22,368	2,408,810
Old Dominion Freight Line, Inc.	15,444	3,712,892
		8,884,746
IT Services (4.6%):
Akamai Technologies, Inc. (a)	21,556	2,196,557
MongoDB, Inc. (a)	7,959	2,128,475
StoneCo Ltd., Class A (a)	29,826	1,825,948
		6,150,980
Semiconductors & Semiconductor Equipment (5.6%):
Monolithic Power Systems, Inc.	5,956	2,103,719

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	14,958	$2,732,826
Teradyne, Inc.	22,014	2,678,663
		7,515,208
Software (19.7%):
Citrix Systems, Inc.	16,239	2,279,306
Coupa Software, Inc. (a)	9,532	2,425,703
Crowdstrike Holdings, Inc., Class A (a)	24,865	4,538,110
Datadog, Inc., Class A (a)	27,476	2,289,850
Fortinet, Inc. (a)	21,552	3,974,619
PTC, Inc. (a)	15,427	2,123,527
SS&C Technologies Holdings, Inc.	34,033	2,377,886
The Trade Desk, Inc., Class A (a)	5,626	3,666,239
Zscaler, Inc. (a)	17,722	3,042,336
		26,717,576
Technology Hardware, Storage & Peripherals (5.5%):
Logitech International SA, Class R (b)	22,309	2,331,291
Seagate Technology PLC	31,258	2,399,052
Western Digital Corp.	40,424	2,698,302
		7,428,645
Total Common Stocks (Cost $122,387,238)		134,157,178
Collateral for Securities Loaned^ (7.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	192,811	192,811
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	4,965,335	4,965,335
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	96,222	96,222
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	767,248	767,248
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	3,449,695	3,449,695
Total Collateral for Securities Loaned (Cost $9,471,311)		9,471,311
Total Investments (Cost $131,858,549) — 106.6%		143,628,489
Liabilities in excess of other assets — (6.6)%		(8,914,978)
NET ASSETS - 100.00%		$134,713,511

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2	6/18/21	$509,626	$523,590	$13,964

	Total unrealized appreciation				$13,964
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$13,964

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Top Veteran Employers ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Communication Services (5.5%):
AT&T, Inc.	1,939	$58,693
Comcast Corp., Class A	1,026	55,517
Verizon Communications, Inc.	978	56,871
		171,081
Consumer Discretionary (7.3%):
Amazon.com, Inc. (a)	17	52,599
General Motors Co. (a)	1,054	60,563
Hilton Worldwide Holdings, Inc. (a)	437	52,842
The Home Depot, Inc.	209	63,797
		229,801
Consumer Staples (9.1%):
Brown-Forman Corp., Class B	756	52,141
Hormel Foods Corp.	1,166	55,711
Kellogg Co.	937	59,313
PepsiCo, Inc.	419	59,268
Walmart, Inc.	416	56,505
		282,938
Financials (20.4%):
Bank of America Corp.	1,558	60,279
Capital One Financial Corp.	450	57,254
Citigroup, Inc.	821	59,728
JPMorgan Chase & Co.	368	56,021
Marsh & McLennan Cos., Inc.	469	57,124
Prudential Financial, Inc.	624	56,846
The Allstate Corp.	507	58,254
The Charles Schwab Corp.	876	57,098
The Progressive Corp.	629	60,139
The Travelers Cos., Inc.	372	55,949
U.S. Bancorp	1,082	59,845
		638,537
Health Care (9.2%):
CVS Health Corp.	794	59,732
DaVita, Inc. (a)	530	57,118
Humana, Inc.	142	59,534
Johnson & Johnson	341	56,043
Merck & Co., Inc.	745	57,432
		289,859
Industrials (24.8%):
AECOM (a)	934	59,879
Eaton Corp. PLC	415	57,386
General Dynamics Corp.	331	60,096
General Electric Co.	4,313	56,630
J.B. Hunt Transport Services, Inc.	368	61,850
Lockheed Martin Corp.	164	60,598
Northrop Grumman Corp.	185	59,873
Oshkosh Corp.	510	60,517
Southwest Airlines Co. (a)	930	56,786
The Boeing Co. (a)	255	64,954
Union Pacific Corp.	263	57,968
United Rentals, Inc. (a)	182	59,934
Waste Management, Inc.	488	62,962
		779,433

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Top Veteran Employers ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Information Technology (13.0%):
Accenture PLC, Class A	216	$59,670
Booz Allen Hamilton Holding Corp.	701	56,452
CACI International, Inc., Class A (a)	244	60,184
CDW Corp.	345	57,184
Fiserv, Inc. (a)	469	55,830
Leidos Holdings, Inc.	611	58,827
Oracle Corp.	838	58,802
		406,949
Utilities (9.7%):
Dominion Energy, Inc.	792	60,160
Exelon Corp.	1,401	61,280
PG&E Corp. (a)	5,146	60,260
The Southern Co.	954	59,301
Xcel Energy, Inc.	923	61,388
		302,389

Total Common Stocks (Cost $2,649,700)		3,100,987
Total Investments (Cost $2,649,700) — 99.0%		3,100,987
Other assets in excess of liabilities — 1.0%		29,797
NET ASSETS - 100.00%		$3,130,784

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Protect America ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.1%)
Aerospace & Defense (54.8%):
AeroVironment, Inc. (a)	208	$24,140
CAE, Inc. (a)	977	27,835
Cubic Corp.	228	17,002
General Dynamics Corp.	1,434	260,357
Huntington Ingalls Industries, Inc.	705	145,124
L3Harris Technologies, Inc.	438	88,774
Lockheed Martin Corp.	518	191,401
Maxar Technologies, Inc.	1,100	41,602
Moog, Inc., Class A	147	12,223
Northrop Grumman Corp.	629	203,570
Parsons Corp. (a)	1,331	53,826
Raytheon Technologies Corp.	3,449	266,504
Teledyne Technologies, Inc. (a)	48	19,855
Textron, Inc.	399	22,376
The Boeing Co. (a)	1,201	305,918
Vectrus, Inc. (a)	1,716	91,703
		1,772,210
Air Freight & Logistics (1.4%):
FedEx Corp.	152	43,174
United Parcel Service, Inc., Class B	4	680
		43,854
Communication Services (1.0%):
AT&T, Inc.	285	8,627
Gogo, Inc. (a)	39	377
Iridium Communications, Inc. (a)	433	17,861
Verizon Communications, Inc.	97	5,641
		32,506
Construction & Engineering (5.8%):
AECOM (a)	376	24,105
Jacobs Engineering Group, Inc.	1,070	138,319
Tutor Perini Corp. (a)	1,300	24,635
		187,059
Health Care (4.1%):
Cigna Corp.	138	33,360
Humana, Inc.	240	100,620
		133,980
Industrial Conglomerates (7.1%):
3M Co.	101	19,460
General Electric Co.	15,928	209,134
Honeywell International, Inc.	8	1,737
		230,331
Information Technology (18.1%):
Booz Allen Hamilton Holding Corp.	1,196	96,314
CACI International, Inc., Class A (a)	342	84,358
Cisco Systems, Inc.	39	2,017
Conduent, Inc. (a)	4,176	27,812
DXC Technology Co. (a)	824	25,758
FLIR Systems, Inc.	74	4,179
KBR, Inc.	522	20,040
Leidos Holdings, Inc.	1,113	107,159

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Protect America ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
ManTech International Corp., Class A	435	$37,823
Microsoft Corp.	115	27,114
Science Applications International Corp.	1,265	105,741
ViaSat, Inc. (a)(b)	1,029	49,464
		587,779
Machinery (4.7%):
Caterpillar, Inc.	76	17,622
Cummins, Inc.	56	14,510
Oshkosh Corp.	1,017	120,678
		152,810
Materials (0.6%):
Ball Corp.	243	20,592

Professional Services (0.7%):
ASGN, Inc. (a)	227	21,665

Real Estate (0.2%):
The GEO Group, Inc. (b)	943	7,318

Utilities (0.6%):
Duke Energy Corp.	202	19,499

Total Common Stocks (Cost $2,561,613)		3,209,603
Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (c)	1,067	1,067
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (c)	27,473	27,473
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (c)	532	532
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (c)	4,245	4,245
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (c)	19,087	19,087
Total Collateral for Securities Loaned (Cost $52,404)		52,404
Total Investments (Cost $2,614,017) — 100.7%		3,262,007
Liabilities in excess of other assets — (0.7)%		(23,101)
NET ASSETS - 100.00%		$3,238,906

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2021.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (8.7%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 7/18/22 @ 100	$500,000	$506,735
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 4/18/22 @ 100	500,000	512,189
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 1/18/22 @ 100	820,000	837,262
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 5/15/22 @ 100 (a)	400,000	414,422
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 3/15/22 @ 100 (a)	500,000	510,928
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	513,665
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 9/15/24 @ 100	1,000,000	1,001,349
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	602,445	622,665
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 11/10/25 @ 100	2,000,000	1,995,417
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 6/15/21 @ 100	500,000	501,852
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 1/15/23 @ 100	350,000	366,969
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100 (a)	232,587	233,437
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 11/15/23 @ 100	750,000	770,892
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 9/15/22 @ 100	112,540	113,037
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	767,403
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 6/15/24 @ 100	472,000	475,481
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 9/15/22 @ 100	192,071	194,394
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	1,002,939
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	497,146
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 6/16/22 @ 100	207,353	209,628
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100 (a)	356,043	359,099
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 11/18/23 @ 100	1,000,000	1,000,043
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 4/15/25 @ 100	1,000,000	999,471
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100 (a)	707,652	711,601
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 4/15/23 @ 100	1,000,000	1,000,802
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 6/15/25 @ 100 (a)	18,138	18,210

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 6/15/23 @ 100	$1,000,000	$1,001,542
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, 10/16/23, Callable 9/15/21 @ 100	493,155	495,223
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24 (a)	181,495	183,247
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	251,703	261,536
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 7/15/23 @ 100	750,000	763,358
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 6/15/25 @ 100	1,000,000	1,003,956
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 12/20/22 @ 100 (a)	750,000	771,683
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 9/15/24	370,000	375,121
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	998,838
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 3/15/23 @ 100 (a)	500,000	510,369
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 11/15/23 @ 100	1,000,000	1,002,269
Total Asset-Backed Securities (Cost $23,304,435)		23,504,178

Collateralized Mortgage Obligations (1.8%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.25% (LIBOR01M+214bps), 10/15/37 (a)(b)	1,000,000	1,005,271
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	537,875
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	1,019,574
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.22% (LIBOR03M+200bps), 10/20/27, Callable 4/20/21 @ 100 (a)(b)	500,000	498,850
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.98% (LIBOR03M+80bps), 2/20/28, Callable 5/20/21 @ 100 (a)(b)	392,291	392,043
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	182,720	185,007
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	225,017	226,208
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	901,219	905,780
Total Collateralized Mortgage Obligations (Cost $4,740,802)		4,770,608

Senior Secured Loans (1.0%)
LYB Americas Finance Company LLC, Loan, First Lien, 1.36% (LIBOR01M+125bps), 3/29/22 (b)	1,310,345	1,284,138
The Boeing Company, Advance, First Lien, 1.43% (LIBOR03M+125bps), 2/6/22 (b)	1,289,331	1,288,042
Total Senior Secured Loans (Cost $2,597,669)		2,572,180

Corporate Bonds (43.7%)
Communication Services (1.6%):
Qwest Corp., 6.75%, 12/1/21	1,000,000	1,032,620
Sprint Corp., 7.25%, 9/15/21	1,500,000	1,537,560
Sprint Spectrum, 3.36%, 3/20/23 (a)	156,250	157,509

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
WMG Acquisition Corp., 5.50%, 4/15/26, Callable 4/15/21 @ 102.75 (a)	$1,508,000	$1,550,767
		4,278,456
Consumer Discretionary (7.5%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	749,401
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,156,210
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	498,040
Howard University
2.64%, 10/1/21	500,000	504,420
2.74%, 10/1/22	500,000	516,035
Hyatt Hotels Corp., 5.38%, 8/15/21, Callable 5/15/21 @ 100	1,456,000	1,463,237
KB Home, 7.00%, 12/15/21, Callable 9/15/21 @ 100	1,000,000	1,025,120
Lennar Corp.
6.25%, 12/15/21, Callable 6/15/21 @ 100	1,606,000	1,622,301
5.38%, 10/1/22	500,000	531,275
Lithia Motors, Inc., 5.25%, 8/1/25, Callable 5/10/21 @ 103.94 (a)	1,400,000	1,449,826
M/I Homes, Inc., 5.63%, 8/1/25, Callable 4/26/21 @ 104.22	1,448,000	1,499,737
Marriott International, Inc., 2.30%, 1/15/22, Callable 12/15/21 @ 100	1,000,000	1,009,950
Meritage Homes Corp., 7.00%, 4/1/22	733,000	770,031
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	1,500,000	1,574,775
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100 (a)(d)	1,500,000	1,502,382
QVC, Inc., 4.38%, 3/15/23	667,000	702,284
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	2,154,000	2,209,164
Travel + Leisure Co., 4.25%, 3/1/22, Callable 12/1/21 @ 100	278,000	281,383
ZF North America Capital, Inc., 4.50%, 4/29/22 (a)	1,000,000	1,026,090
		20,091,661
Consumer Staples (2.7%):
7-Eleven, Inc., 0.63%, 2/10/23, Callable 2/10/22 @ 100 (a)	1,000,000	1,000,880
Altria Group, Inc., 4.75%, 5/5/21	500,000	501,845
Flowers Foods, Inc., 4.38%, 4/1/22	1,000,000	1,028,870
Lamb Weston Holdings, Inc., 4.63%, 11/1/24, Callable 11/1/21 @ 102.31 (a)	1,000,000	1,037,560
Nestle Holdings, Inc., 2.38%, 11/17/22	1,000,000	1,032,970
Smithfield Foods, Inc., 2.65%, 10/3/21, Callable 9/3/21 @ 100 (a)	920,000	926,817
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	794,168
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	826,695
		7,149,805
Energy (8.3%):
Apache Corp., 3.25%, 4/15/22, Callable 1/15/22 @ 100	750,000	754,185
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (e)	1,230,000	1,271,660
DCP Midstream Operating LP, 4.75%, 9/30/21, Callable 6/30/21 @ 100 (a)	781,000	785,452
Diamondback Energy, Inc.
0.90%, 3/24/23, Callable 9/24/21 @ 100	1,000,000	1,000,590
5.38%, 5/31/25, Callable 5/10/21 @ 104.03	1,147,000	1,184,610
Energy Transfer Operating LP, 5.20%, 2/1/22, Callable 11/1/21 @ 100	1,000,000	1,025,950
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (e)	135,000	140,145
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	253,993
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (e)	750,000	803,715
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	848,111
HollyFrontier Corp., 2.63%, 10/1/23	1,000,000	1,030,130
Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100 (e)	1,000,000	1,072,830
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)(e)	1,000,000	1,015,380
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	283,108
Murphy Oil Corp., 6.88%, 8/15/24, Callable 5/10/21 @ 103.44	1,000,000	1,021,420
Newfield Exploration Co., 5.75%, 1/30/22	1,307,000	1,349,751

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp., 2.70%, 8/15/22	$750,000	$750,735
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	1,000,000	1,051,240
PDC Energy, Inc., 1.13%, 9/15/21 (f)	1,000,000	995,820
Phillips 66, 0.90%, 2/15/24, Callable 11/19/21 @ 100	462,000	462,180
Pioneer Natural Resources Co., 0.75%, 1/15/24, Callable 1/15/22 @ 100	1,000,000	997,510
USX Corp., 8.13%, 7/15/23	400,000	453,216
Valero Energy Corp.
2.70%, 4/15/23 (e)	698,000	724,817
1.20%, 3/15/24	500,000	501,535
Western Midstream Operating LP
2.32% (LIBOR03M+185bps), 1/13/23 (b)	500,000	490,705
4.35%, 2/1/25, Callable 1/1/25 @ 100	632,000	653,576
WPX Energy, Inc.
8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	573,835
5.75%, 6/1/26, Callable 6/1/21 @ 104.31	1,000,000	1,047,150
		22,543,349
Financials (10.6%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,800,000	1,825,362
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	773,835
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	504,250
Athene Global Funding
2.80%, 5/26/23 (a)	750,000	782,678
1.20%, 10/13/23 (a)	500,000	504,520
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	515,430
CIT Group, Inc., 5.00%, 8/15/22	1,740,000	1,836,169
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	408,276
DAE Funding LLC
5.25%, 11/15/21, Callable 10/15/21 @ 100 (a)	1,000,000	1,018,940
4.50%, 8/1/22, Callable 5/10/21 @ 101.13 (a)	500,000	503,655
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,007,870
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	750,000	791,700
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	476,000	484,858
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	1,014,720
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	999,910
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	498,880
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (e)	500,000	528,430
Main Street Capital Corp.
5.20%, 5/1/24	500,000	538,525
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	495,735
Morgan Stanley, 4.05% (LIBOR03M+381bps), Callable 4/15/21 @ 100 (b)(g)	2,000,000	2,000,500
Primerica, Inc., 4.75%, 7/15/22	400,000	420,540
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	534,330
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	785,602
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	260,530
SCE Recovery Funding LLC, 0.86%, 11/15/33	2,000,000	1,932,440
SLM Corp., 5.13%, 4/5/22, Callable 3/5/22 @ 100	1,130,000	1,155,425
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	608,000	613,332
TCF National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	750,000	801,165
TIAA FSB Holdings, Inc., 4.89% (LIBOR03M+470bps), 3/15/26, Callable 5/10/21 @ 100 (b)	750,000	754,163
Truist Bank, 1.25%, 3/9/23, Callable 2/9/23 @ 100	1,000,000	1,017,300

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	$750,000	$769,748
US Bancorp, 3.73% (LIBOR03M+349bps), 12/31/99, Callable 4/15/21 @ 100 (b)	1,000,000	999,240
US Bank NA, 2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	521,955
WEA Finance LLC, 3.15%, 4/5/22, Callable 3/5/22 @ 100 (a)	700,000	713,916
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (e)	500,000	511,520
		28,825,449
Health Care (0.9%):
Centene Corp., 5.38%, 6/1/26, Callable 6/1/21 @ 104.03 (a)	758,000	792,557
Gilead Sciences, Inc., 0.33% (LIBOR03M+15bps), 9/17/21 (b)	1,000,000	1,000,270
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	530,130
		2,322,957
Industrials (4.7%):
Air Lease Corp.
3.50%, 1/15/22	500,000	511,310
2.25%, 1/15/23	250,000	256,658
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	526,340
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	1,042,920
Continental Airlines Pass Through Trust, 5.98%, 10/19/23	295,702	301,075
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	970,103	971,917
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,461,544
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000,000	1,068,910
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (e)	1,000,000	1,158,380
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	750,000	785,438
Southwest Airlines Co.
4.75%, 5/4/23	500,000	539,830
5.25%, 5/4/25, Callable 4/4/25 @ 100	750,000	853,178
The ADT Security Corp., 3.50%, 7/15/22	1,000,000	1,019,110
The Boeing Co., 1.17%, 2/4/23, Callable 2/4/22 @ 100 (d)	1,000,000	1,004,200
The Nature Conservancy, 0.63%, 7/1/24	650,000	645,886
United Airlines Pass Through Trust, 4.88%, 7/15/27	343,000	356,092
		12,502,788
Information Technology (1.2%):
Itron, Inc., 5.00%, 1/15/26 (a)	1,000,000	1,025,080
Microchip Technology, Inc., 3.92%, 6/1/21	600,000	603,204
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	500,000	524,660
VeriSign, Inc., 4.63%, 5/1/23, Callable 5/10/21 @ 100	1,000,000	1,003,010
		3,155,954
Materials (1.8%):
Ball Corp., 5.00%, 3/15/22	1,126,000	1,164,239
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	1,625,000	1,705,275
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	426,608
Sealed Air Corp., 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,000,000	1,058,010
Tronox Finance PLC, 5.75%, 10/1/25 (a)	500,000	521,565
		4,875,697
Real Estate (1.9%):
Corporate Office Properties LP, 5.25%, 2/15/24	1,000,000	1,118,189
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000,000	1,054,130
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,024,920
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	206,000	221,149
SBA Tower Trust, 2.84%, 1/15/25 (a)	750,000	784,928
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	505,000

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	$364,000	$370,749
		5,079,065
Utilities (2.5%):
Calpine Corp., 5.25%, 6/1/26, Callable 6/1/21 @ 102.63 (a)	1,624,000	1,672,720
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 9/2/21 @ 100	1,000,000	1,000,080
Dominion Energy, Inc.
4.10%, 4/1/21	500,000	500,000
2.72%, 8/15/21 (h)	500,000	504,225
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,000,000	1,003,090
NRG Energy, Inc., 7.25%, 5/15/26, Callable 5/15/21 @ 103.63	955,000	994,566
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	531,745
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	530,180
		6,736,606

Total Corporate Bonds (Cost $115,929,516)		117,561,787
Yankee Dollars (13.1%)
Communication Services (1.5%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000,000	1,103,490
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	764,520
Videotron Ltd., 5.00%, 7/15/22	2,041,000	2,125,355
		3,993,365
Consumer Discretionary (1.1%):
Nexteer Automotive Group Ltd.
5.88%, 11/15/21	200,000	200,000
5.88%, 11/15/21 (a)	999,000	999,000
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,046,890
Stellantis NV, 5.25%, 4/15/23	1,000,000	1,082,620
		3,328,510
Energy (2.1%):
Aker BP ASA, 2.88%, 1/15/26, Callable 12/15/25 @ 100 (a)	437,000	451,163
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	650,000	662,558
Cenovus Energy, Inc., 3.00%, 8/15/22, Callable 5/15/22 @ 100	1,000,000	1,022,910
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	500,000	500,335
Petroleos Mexicanos, 3.83% (LIBOR03M+365bps), 3/11/22 (b)	500,000	506,165
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	1,597,000	1,639,495
TOTAL SE, 0.50%, 12/2/22	1,000,000	1,040,040
		5,822,666
Financials (2.5%):
Banque PSA Finance SA
5.75%, 4/4/21	2,051,000	2,051,000
5.75%, 4/4/21 (a)	712,000	712,000
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	989,240
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)(d)	400,000	400,000
Macquarie Bank Ltd., 6.63%, 4/7/21	700,000	700,231
Ontario Teachers’ Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	998,210
ORIX Corp., 2.65%, 4/13/21, MTN	600,000	600,276
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	250,000	261,340
		6,712,297
Industrials (1.8%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	1,042,520

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	$1,000,542	$987,475
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	717,158
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	781,005
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	475,000	480,187
Smiths Group PLC, 3.63%, 10/12/22 (a)(f)	500,000	521,220
		4,529,565
Information Technology (1.5%):
Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94 (a)	1,000,000	1,035,070
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	1,875,000	1,938,994
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	976,020
		3,950,084
Materials (1.7%):
Norbord, Inc.
6.25%, 4/15/23, Callable 1/15/23 @ 100 (a)	1,000,000	1,087,410
5.75%, 7/15/27, Callable 5/6/21 @ 108.97 (a)	1,272,000	1,354,997
Syngenta Finance NV, 3.93%, 4/23/21 (a)	1,998,000	2,000,318
		4,442,725
Sovereign Bond (0.4%):
Province of Alberta Canada, 3.35%, 11/1/23	1,000,000	1,073,930

Utilities (0.5%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,300,000	1,348,490

Total Yankee Dollars (Cost $35,028,139)		35,201,632
Municipal Bonds (22.7%)
Alabama (0.4%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	1,021,283

California (2.3%):
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,240,000	1,198,113
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,660,000	1,645,955
Chino Public Financing Authority Special Tax
Series A, 0.55%, 9/1/21	400,000	400,200
Series A, 0.65%, 9/1/22	500,000	501,035
City of El Cajon Revenue, Series A, 0.65%, 4/1/23	650,000	649,129
City of Gardena Revenue, 1.30%, 4/1/23	565,000	565,141
City of Montebello Revenue (INS - Assured Guaranty Corp.), 1.94%, 6/1/21	1,000,000	1,001,200
Placentia Public Financing Authority Revenue
Series A, 1.72%, 6/1/22	200,000	200,110
Series A, 1.93%, 6/1/23	300,000	301,209
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	257,288
		6,719,380
Colorado (2.5%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	500,000	501,045
Series C, 1.12%, 11/15/24	500,000	500,795
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	628,134
Colorado Health Facilities Authority Revenue
2.80%, 12/1/26	500,000	500,550
Series B, 2.24%, 11/1/22	750,000	766,425
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,241,156
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	755,123

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	$750,000	$772,328
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	729,897
		6,395,453
Florida (0.5%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,230,075

Hawaii (0.6%):
State of Hawaii Airports System Revenue
Series B, 0.90%, 7/1/23	300,000	299,859
Series E, 1.39%, 7/1/25	1,500,000	1,502,369
		1,802,228
Illinois (0.1%):
Chicago O’Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	165,747

Indiana (0.4%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24 (e)	1,000,000	1,045,460

Kentucky (0.4%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,186,284

Maine (0.2%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	592,434

Maryland (0.2%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	511,095

Michigan (1.2%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	780,525
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	192,951
2.31%, 12/1/24	105,000	110,342
2.37%, 9/1/49, (Put Date 9/1/23) (i)	446,000	461,695
Series A-1, 2.33%, 6/1/30	1,000,000	988,750
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	515,707
		3,049,970
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	278,788

Missouri (0.6%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,493,863

Nebraska (0.7%):
City of Grand Island NE Combined Utility System Revenue, Series B, 0.76%, 8/15/23	1,000,000	1,001,430
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	670,000	696,184
		1,697,614
Nevada (0.6%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, (Put Date 7/1/2021) (a)(i)	2,000,000	1,999,595

New Jersey (1.5%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	345,846
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	301,680
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	750,000	745,613
Series B, 2.20%, 11/1/25	750,000	738,840
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	433,717
Township of Weehawken, GO, 1.10%, 12/30/21	1,501,000	1,503,656
		4,069,352
New York (1.1%):
County of Suffolk, GO
Series C, 1.05%, 6/15/23	1,250,000	1,241,263
Series D, 1.30%, 6/25/21	500,000	500,790

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	$500,000	$516,955
New York State Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	512,595
		2,771,603
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	330,174

Oklahoma (1.1%):
Oklahoma Turnpike Authority Revenue
Series B, 0.49%, 1/1/22	750,000	750,525
Series B, 0.63%, 1/1/23	560,000	561,176
The University of Oklahoma Revenue
Series B, 0.93%, 7/1/24	350,000	350,991
Series C, 0.72%, 7/1/23	1,250,000	1,252,388
		2,915,080
Pennsylvania (0.4%):
School District of Scranton, GO (INS - Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	509,495
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	506,695
		1,016,190
Rhode Island (0.6%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	1,000,000	999,530
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	529,700
		1,529,230
South Carolina (0.2%):
Charleston Educational Excellence Finance Corp. Revenue, 0.65%, 12/1/23	600,000	605,376

Tennessee (0.2%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	610,590

Texas (4.7%):
Aledo Independent School District, GO, 0.65%, 2/15/24	250,000	245,403
Boerne School District, GO
0.64%, 2/1/24	400,000	401,520
0.79%, 2/1/25	250,000	250,113
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (i)	1,000,000	1,012,460
City of Houston, GO, 2.77%, 3/1/22	150,000	153,177
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,116,880
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	776,888
Denton Independent School District, GO, Series A, 0.60%, 8/15/24	500,000	490,010
Harris County Cultural Education Facilities Finance Corp. Revenue
1.59%, 11/15/23	675,000	674,447
1.84%, 11/15/24	500,000	499,020
Series B, 2.30%, 5/15/24	600,000	616,620
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	777,233
Marshall Independent School District, GO, 0.57%, 2/15/24	1,000,000	983,660
North Texas Tollway Authority Revenue, 0.92%, 1/1/24	1,000,000	999,800
State of Texas, GO, 3.11%, 10/1/23	500,000	533,720
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.07%, 9/1/23	525,000	529,573
1.36%, 9/1/24	700,000	708,680
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	528,235
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund), Series A, 0.95%, 8/15/25	920,000	882,436
		12,179,875
Virginia (1.1%):
County of Arlington, GO, Series B, 0.64%, 8/1/24	2,000,000	1,998,839

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(i)	$1,250,000	$1,250,975
		3,249,814
Washington (0.2%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	484,589

West Virginia (0.5%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,514,969

Wisconsin (0.2%):
Public Finance Authority Revenue (LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	500,000	500,475

Total Municipal Bonds (Cost $60,511,803)		60,966,586
U.S. Treasury Obligations (0.2%)
U.S. Treasury Notes, 1.13%, 7/31/21 (e)	470,000	471,707
Total U.S. Treasury Obligations (Cost $467,441)		471,707
Commercial Papers (6.7%)
American Honda Finance, 0.12%, 4/6/21 (j)	1,000,000	999,980
Canadian Natural Resources Ltd., 0.16%, 4/14/21 (j)	2,600,000	2,599,839
FMC Corp., 0.50%, 4/1/21 (j)	2,500,000	2,499,966
Glencore Funding LLC, 0.19%, 4/13/21 (a)(j)	2,600,000	2,599,825
Hyundai Capital America, 0.13%, 4/14/21 (a)(j)	2,465,000	2,464,876
Jabil, Inc., 0.60%, 4/6/21 (j)	2,500,000	2,499,750
Ovintiv, Inc., 0.89%, 4/12/21 (j)	1,200,000	1,199,644
PPL Electric Utilities Corp., 0.15%, 4/1/21 (j)	700,000	699,997
Walgreens Boots Alliance, Inc., 0.19%, 4/13/21 (j)	2,500,000	2,499,831

Total Commercial Papers (Cost $18,063,562)		18,063,708
Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (k)	22,162	22,162
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (k)	570,710	570,710
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (k)	11,060	11,060
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (k)	88,187	88,187
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (k)	396,504	396,504
Total Collateral for Securities Loaned (Cost $1,088,623)		1,088,623
Total Investments (Cost $261,731,990) — 98.3%		264,201,009
Other assets in excess of liabilities — 1.7%		4,454,963
NET ASSETS - 100.00%		$268,655,972

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $66,833,463 and amounted to 24.9% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.
(f)	All or a portion of this security is on loan.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.715%.
(i)	Put Bond.
(j)	Rate represents the effective yield at March 31, 2021.
(k)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2021.
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Line Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.4%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,127,976
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 1/18/22 @ 100	1,000,000	1,021,051
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	900,000	918,760
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	532,158
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22, Callable 12/20/21 @ 100 (a)	1,250,000	1,262,998
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,062,000	1,108,005
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 3/15/22 @ 100 (a)	500,000	510,928
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 7/20/23 @ 100 (a)	624,394	631,495
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	1,250,000	1,251,958
California Republic Auto Receivables Trust, Series 2017-1, Class B, 2.91%, 12/15/22, Callable 6/15/21 @ 100	1,240,972	1,245,722
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	513,665
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 8/19/23 @ 100 (a)	433,000	443,405
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 1/15/24 @ 100	1,275,000	1,321,691
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,500,000	1,494,038
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29 (a)	823,000	850,179
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30 (a)	1,038,000	1,032,778
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 10/20/24 @ 100 (a)	723,000	723,852
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 7/22/22 @ 100 (a)	687,500	701,492
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	2,155,000	2,191,472
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	820,000	844,379
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	513,000	517,364
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	500,000	524,791
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 5/15/23 @ 100 (a)	828,139	838,480
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	515,670
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 4/15/23 @ 100 (a)	1,500,000	1,538,620
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 12/15/22 @ 100 (a)	750,000	790,114

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/24 @ 100 (a)	$1,000,000	$1,109,834
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,562,537
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	1,406,000	1,403,272
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 3/15/24 @ 100 (a)	1,000,000	1,023,288
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 11/16/23 @ 100	750,000	772,259
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	1,000,000	1,028,214
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	135,893	136,260
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100 (a)	500,000	507,760
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	385,000	391,062
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 4/15/25 @ 100	1,271,000	1,262,633
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 7/15/23 @ 100	2,000,000	2,025,067
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 10/15/23 @ 100 (a)	433,000	449,560
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/26 @ 100 (a)	1,000,000	1,014,107
MVW Owner Trust, Series 2015-1A, Class A, 2.52%, 12/20/32, Callable 7/20/21 @ 100 (a)	1,138,063	1,143,363
Navient Student Loan Trust, Series 2018-2A, Class B, 1.26% (LIBOR01M+115bps), 3/25/67, Callable 6/25/33 @ 100 (a)(b)	1,000,000	953,997
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 11/25/35 @ 100 (a)	1,356,519	1,398,777
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	521,342
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (a)	22,896	22,904
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 4/15/24 @ 100 (a)	1,000,000	1,006,452
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 4/15/24 @ 100 (a)	929,000	934,680
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,112,779
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/24 @ 100 (a)	1,000,000	1,097,153
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 4/20/21 @ 100 (a)	500,000	500,631
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 4/20/21 @ 100 (a)	229,984	230,243
SLM Student Loan Trust, Series 2007-1, Class B, 0.44% (LIBOR03M+22bps), 1/27/42, Callable 4/25/29 @ 100 (b)	352,361	328,994
SLM Student Loan Trust, Series 2006-10, Class B, 0.44% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	222,483	205,130
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,122,785
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,982,991

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100 (a)	$1,280,000	$1,310,593
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	514,736
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	860,000	882,191
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	507,000	514,259

Total Asset-Backed Securities (Cost $54,311,623)		54,922,894
Collateralized Mortgage Obligations (2.7%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	1,000,000	968,789
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,012,945
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a)(b)	241,711	241,799
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	966,100
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	732,000	764,593
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	546,410
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	2,028,102
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	538,710
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,000,000	1,070,592
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	250,000	272,864
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	924,817
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46 (a)	1,500,000	1,460,113
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	254,640
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a)(c)	1,000,000	1,060,351
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	995,450
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	1,013,246
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	357,000	378,577
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	1,042,905
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	1,000,000	991,832
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class B, 5.07%, 11/15/43, Callable 4/15/21 @ 100 (a)(c)	979,000	976,582
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.72%, 11/15/43, Callable 7/15/21 @ 100 (a)(c)	813,000	785,644
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	754,170
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	970,853

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a)(c)	$250,000	$274,347

Total Collateralized Mortgage Obligations (Cost $20,450,604)		20,294,431
Corporate Bonds (33.5%)
Communication Services (2.3%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,129,670
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	975,800
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	541,830
2.30%, 2/1/32, Callable 11/1/31 @ 100 (d)	2,500,000	2,322,050
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	826,845
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,151,590
Meredith Corp., 6.88%, 2/1/26, Callable 5/10/21 @ 103.44 (e)	402,000	411,978
The Walt Disney Co., 2.20%, 1/13/28	666,000	679,074
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	686,949
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(d)	1,039,000	1,129,123
2.25%, 11/15/31, Callable 8/15/31 @ 100 (a)	1,000,000	948,330
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,502,010
1.75%, 1/20/31, Callable 10/20/30 @ 100	3,000,000	2,791,410
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,063,470
		16,160,129
Consumer Discretionary (2.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	688,998
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	552,695
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (d)	500,000	532,705
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	1,061,660
3.45%, 1/6/27 (a)	1,000,000	1,081,500
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	750,000	747,060
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	647,376
3.90%, 11/19/29, Callable 8/19/29 @ 100 (d)(e)	1,350,000	1,444,487
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	1,000,000	1,042,930
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100 (d)	2,000,000	1,964,300
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,046,450
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	230,977
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	552,730
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (a)(f)	750,000	749,365
O’Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	562,370
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)(f)	1,300,000	1,295,762
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	517,315
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	1,000,000	1,072,730
		15,791,410
Consumer Staples (2.6%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,500,000	1,425,375
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,098,370
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	567,250
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	623,095
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	1,123,790

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 (d)	$1,000,000	$971,080
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,309,225
Bunge Ltd. Finance Corp.
4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	548,035
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	534,595
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	816,443
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,181,130
Keurig Dr Pepper, Inc., 2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	981,420
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,059,990
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,111,710
McCormick & Co., Inc.
2.50%, 4/15/30, Callable 1/15/30 @ 100	375,000	374,591
1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	941,410
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375,000	382,778
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	1,044,630
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	573,640
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	391,000	488,672
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,957,360
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	546,970
		19,661,559
Energy (4.3%):
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,660,200
4.80%, 5/3/29, Callable 2/3/29 @ 100 (d)	500,000	553,720
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	989,040
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,121,504
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	263,215
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	273,370
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (d)	109,000	112,692
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	1,049,670
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,037,870
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 (d)	1,000,000	1,031,510
Energy Transfer Operating LP, 3.22% (LIBOR03M+302bps), 11/1/66, Callable 5/10/21 @ 100 (b)	500,000	347,265
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	482,950
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	1,030,250
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	231,000	265,516
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	514,000	655,407
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,525,890
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	740,610
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,373,366
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	2,058,739
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	469,000	528,465
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	507,975
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	559,475
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	827,325
4.80%, 2/15/29, Callable 11/15/28 @ 100 (d)	250,000	285,958
Murphy Oil Corp.
6.88%, 8/15/24, Callable 5/10/21 @ 103.44	1,000,000	1,021,420
5.75%, 8/15/25, Callable 5/10/21 @ 104.31	500,000	499,555
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	539,555
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	968,050
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	418,150

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	$500,000	$552,520
Ovintiv Exploration, Inc., 5.38%, 1/1/26, Callable 10/1/25 @ 100 (d)	500,000	549,060
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,392,345
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,276,647
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	2,044,520
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,108,650
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (e)	500,000	534,815
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	636,000	624,425
Western Midstream Operating LP, 4.35%, 2/1/25, Callable 1/1/25 @ 100	421,000	435,373
		32,247,067
Financials (6.9%):
Alexander Funding Trust, 1.84%, 11/15/23 (a)	1,000,000	1,014,090
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	1,250,000	1,366,350
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	555,640
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	536,360
Athene Global Funding, 1.45%, 1/8/26 (a)	1,000,000	983,550
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,025,050
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,117,220
Bank of America Corp.
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,503,059
3.70% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,093,800
BB&T Corp., 4.25%, 9/30/24	750,000	823,815
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	962,720
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,105,150
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	515,430
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,085,250
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	563,725
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,988,399
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	526,250
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	564,880
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,007,870
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	600,680
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,480,304
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	535,005
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,062,400
GA Global Funding Trust, 1.63%, 1/15/26 (a)	250,000	249,440
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	550,665
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	479,980
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,814,817
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	533,600
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	536,185
ILFC E-Capital Trust I, 4.00%, 12/21/65, Callable 5/10/21 @ 100 (a)	500,000	394,760
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	750,000	746,873
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	1,333,000	1,262,457
KeyBank NA
3.40%, 5/20/26, MTN	500,000	541,010
3.90%, 4/13/29	1,000,000	1,091,180
KeyCorp, 2.25%, 4/6/27, MTN	500,000	512,825

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Level 3 Financing, Inc., 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	$1,000,000	$977,520
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	552,850
Main Street Capital Corp.
4.50%, 12/1/22	500,000	522,635
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	991,470
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,126,560
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	500,000	543,200
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	563,190
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,124,500
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	1,091,580
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	750,000	777,990
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	255,743
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	260,530
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	828,788
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	553,695
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	538,645
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	578,400
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	526,755
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	539,170
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	982,910
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	264,838
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,522,964
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	575,120
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	581,474
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,025,304
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	384,874
Wells Fargo & Co.
2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	773,513
3.00%, 10/23/26	1,000,000	1,069,790
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	1,009,880
		51,274,677
Health Care (3.3%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100	1,000,000	1,060,830
Anthem, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	334,838
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,000,359
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	547,120
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	560,990
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,967,900
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	282,000	319,842
3.25%, 8/15/29, Callable 5/15/29 @ 100 (d)	500,000	528,920
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	931,760
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,750,000	1,826,825
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	509,010
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	435,000	448,828
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	1,000,000	953,970
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	957,570
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	560,730
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,981,260
Mercy Health, 4.30%, 7/1/28	250,000	289,045

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	$500,000	$554,590
2.89%, 10/1/35	1,000,000	976,610
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,484,850
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,360,775
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	1,070,763
STERIS Irish FinCo UnLtd. Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100 (f)	2,000,000	1,983,473
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	333,000	321,738
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	1,250,000	1,261,250
		24,793,846
Industrials (4.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	1,899,020
American Airlines Pass Through Trust
3.70%, 4/1/28	338,525	334,873
3.85%, 8/15/29	453,192	413,515
3.60%, 4/15/31	432,347	411,188
Arconic, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100 (e)	250,000	274,785
5.90%, 2/1/27	250,000	283,273
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)(e)	1,448,000	1,545,320
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	461,818	448,462
3.80%, 3/20/33 (a)	637,630	665,488
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,006,170
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	994,040
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	512,720
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	1,012,190
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	669,000	656,409
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,370,313
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	500,000	508,080
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	511,514	504,681
3.90%, 7/15/27 (e)	104,461	101,217
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,099,610
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	342,822
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,071,090
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,465,185
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	515,140
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	548,575
JetBlue Pass Through Trust, 2.95%, 11/15/29	235,075	230,176
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,177,448
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	534,770
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	986,860
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	545,910
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,121,530
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,049,540
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	920,079
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,998,080
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100	1,333,000	1,329,614
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,552,620
3.63%, 2/1/31, Callable 11/1/30 @ 100	1,000,000	1,044,910
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,220,990

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	$1,000,000	$981,760
United Airlines Pass Through Trust
4.88%, 7/15/27	343,000	356,092
3.70%, 9/1/31	441,731	445,406
		33,479,951
Information Technology (1.5%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	567,835
Broadcom, Inc.
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	1,500,000	1,417,875
4.30%, 11/15/32, Callable 8/15/32 @ 100	750,000	815,978
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	778,129
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	974,000	970,698
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100 (a)	1,500,000	1,415,160
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	1,000,000	1,139,550
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	854,543
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,029,990
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	762,233
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	489,710
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,116,980
		11,358,681
Materials (1.7%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	803,384
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	398,771
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	981,330
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	531,785
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	580,940
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,000,000	1,088,410
LYB International Finance III LLC
3.38%, 5/1/30, Callable 2/1/30 @ 100	750,000	794,535
2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	483,720
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	684,338
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	1,218,238
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	545,170
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	533,260
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100 (e)	1,000,000	1,110,490
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	558,715
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,074,760
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (d)	365,000	370,475
		11,758,321
Real Estate (1.4%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	794,685
Boston Properties LP
3.25%, 1/30/31, Callable 10/30/30 @ 100	437,000	452,068
2.55%, 4/1/32, Callable 1/1/32 @ 100	1,000,000	957,030
Crown Castle International Corp., 1.05%, 7/15/26, Callable 6/15/26 @ 100	1,500,000	1,447,215
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,445,280
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,473,465
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	258,495
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	311,000	311,451

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	$500,000	$537,010
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	557,740
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	1,000,000	1,056,070
Service Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100 (e)	500,000	494,350
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	527,885
		10,312,744
Utilities (2.9%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,464,840
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,353,464
3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	265,608
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,065,510
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,495,185
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,006,310
Dominion Energy, Inc., 3.07%, 8/15/24 (g)	1,000,000	1,066,450
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	998,260
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,952,059
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,137,660
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	750,000	801,150
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	525,000	573,368
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	750,000	767,333
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,104,390
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,910,560
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	1,003,820
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	926,700
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100 (a)	1,000,000	952,530
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	553,315
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	500,000	532,260
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	528,215
		21,458,987

Total Corporate Bonds (Cost $240,084,792)		248,297,372
Yankee Dollars (9.9%)
Communication Services (0.2%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,045,610
Vodafone Group PLC, 5.00%, 5/30/38	500,000	602,170
		1,647,780
Consumer Discretionary (0.1%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	1,000,000	1,033,690

Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	680,420
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,668,795
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	519,720
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,084,500
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,071,130
		5,024,565
Energy (0.4%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	782,648

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Petroleos Mexicanos, 6.50%, 3/13/27	$2,000,000	$2,093,400
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	362,500	320,077
		3,196,125
Financials (6.2%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	565,260
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	400,483
Banco Santander SA, 4.38%, 4/12/28	600,000	668,232
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	548,950
Bank of New Zealand, 1.00%, 3/3/26 (a)	1,600,000	1,567,232
Barclays PLC
4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,033,130
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	539,850
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	1,000,000	1,098,250
BPCE SA
4.00%, 9/12/23 (a)	500,000	539,410
3.25%, 1/11/28 (a)	1,000,000	1,059,410
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	1,000,000	967,010
Cooperatieve Rabobank, 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,954,820
Co-operatieve Rabobank UA, 4.00% (USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	641,280
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,342,225
Credit Suisse Group AG, 1.30% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a)(b)	1,000,000	967,460
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	538,775
Deutsche Bank AG, 1.69%, 3/19/26	1,500,000	1,496,250
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	500,000	483,040
HSBC Holdings PLC
3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	539,375
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	552,925
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100 (b)(f)	2,000,000	1,996,759
Lloyds Banking Group PLC
2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	258,775
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	992,620
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	269,698
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a)(b)	1,250,000	1,196,463
Mizuho Financial Group, Inc., 2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,435,125
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a)(b)	1,500,000	1,580,430
Nationwide Building Society
3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a)(b)	1,000,000	1,031,379
4.34% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	809,378
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	276,980
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	546,765
NTT Finance Corp., 1.59%, 4/3/28, Callable 2/3/28 @ 100 (a)	1,000,000	975,545
Royal Bank of Canada, 1.60%, 4/17/23, MTN (e)	1,500,000	1,535,235
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	500,000	542,605
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,090,930
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	578,055
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,114,160

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	$2,000,000	$1,986,519
Siemens Financieringsmaatschappij NV
1.70%, 3/11/28 (a)	1,000,000	983,230
2.15%, 3/11/31 (a)	1,000,000	975,140
Societe Generale SA
3.88%, 3/28/24 (a)	1,000,000	1,078,180
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	490,420
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	539,945
Swedbank AB, 0.85%, 3/18/24 (a)	1,500,000	1,502,865
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,102,860
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	950,790
		43,344,218
Health Care (0.7%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,102,140
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	2,000,000	1,908,899
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	1,500,000	1,409,865
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	503,725
		4,924,629
Industrials (1.1%):
Air Canada Pass Through Trust
5.38%, 11/15/22 (a)(d)	146,756	146,923
4.13%, 11/15/26 (a)	2,000,417	1,974,291
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	533,005
Avolon Holdings Funding Ltd., 4.25%, 4/15/26, Callable 3/15/26 @ 100 (a)	1,000,000	1,046,140
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	795,728
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,526,160
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,450,000	1,524,806
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	568,000	574,203
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	765,170	730,730
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	275,869
		9,127,855
Materials (0.5%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,104,500
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	1,005,160
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	750,000	762,225
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,124,870
		3,996,755
Utilities (0.1%):
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	753,720

Total Yankee Dollars (Cost $71,005,096)		73,049,337
Municipal Bonds (5.0%)
Arizona (0.1%):
The University of Arizona Revenue, Build America Bond, Series A, 1.82%, 6/1/30	1,000,000	972,450

California (0.5%):
Chino Public Financing Authority Special Tax, Series A, 2.46%, 9/1/29	1,200,000	1,202,844
City of El Cajon Revenue
Series A, 1.70%, 4/1/27	620,000	611,636
Series A, 1.90%, 4/1/28	500,000	490,030

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	$500,000	$538,165
		2,842,675
Colorado (0.3%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,475,849
Colorado Health Facilities Authority Revenue, 3.36%, 12/1/30	1,000,000	976,320
		2,452,169
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	554,960

Florida (0.3%):
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,427,490
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	773,213
		2,200,703
Georgia (0.2%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,488,404

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	907,341

Illinois (0.3%):
Illinois Finance Authority Revenue
3.55%, 8/15/29	500,000	545,450
3.51%, 5/15/41	750,000	748,193
Metropolitan Pier & Exposition Authority Revenue, 4.30%, 12/15/28	500,000	527,510
		1,821,153
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	500,000	525,835

Louisiana (0.2%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	684,250
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	474,905
		1,159,155
Michigan (0.2%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	1,056,050
3.08%, 12/1/34	1,000,000	1,049,470
		2,105,520
New Jersey (0.5%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	1,038,860
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	993,460
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	405,078
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	750,000	716,993
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	891,513
		4,045,904
New York (0.3%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,435,350
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	735,600
		2,170,950
Oklahoma (0.2%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	553,440

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	$1,000,000	$988,110
		1,541,550
Pennsylvania (0.4%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	548,870
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	856,309
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,254,577
		2,659,756
Texas (1.1%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	755,505
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	613,891
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	750,000	742,973
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000,000	1,958,999
Series D, 2.28%, 7/1/34	370,000	349,132
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	992,590
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26	525,000	522,333
1.82%, 9/1/27	700,000	690,200
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31	270,000	262,729
Series B, 2.78%, 9/1/33, Continuously Callable @100	500,000	489,295
		7,377,647
Virginia (0.0%):(h)
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28	225,000	224,872
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	227,160
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	279,648
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	274,258
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	253,480
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	303,483
		1,562,901
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	1,022,470

Total Municipal Bonds (Cost $37,441,142)		37,411,543
U.S. Government Agency Mortgages (5.2%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,042,642
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,093,325
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,655,627
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	94,686
Series K071, Class A2, 3.29%, 11/25/27	500,000	552,739
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	564,533
Series K087, Class A2, 3.77%, 12/25/28 (d)	500,000	571,851
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,402,813
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,074,357
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,107,431
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,054,686
Series KG02, Class A2, 2.41%, 8/25/29	909,000	947,596
Series K100, Class A2, 2.67%, 9/25/29	545,000	581,108
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	579,594
3.00%, 3/1/31 - 2/1/33	411,579	436,308
3.50%, 5/1/33 - 11/1/47	2,426,835	2,589,154
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,141,420
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,073,252
4.00%, 7/1/42 - 5/1/46	1,748,584	1,916,851
4.50%, 12/1/45	125,852	141,002
		20,620,975
Federal National Mortgage Association
Series M4, Class A2, 3.05%, 3/25/28 (c)	500,000	547,978

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Principal Amount	Value
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	$750,000	$846,570
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,077,887
2.50%, 11/1/34 (d)	529,234	550,072
4.00%, 12/1/41 - 2/1/50	8,120,692	8,714,462
3.50%, 9/1/45 - 2/1/50 (d)	5,107,685	5,424,523
4.50%, 8/1/47	24,529	26,857
3.00%, 2/1/50	1,047,234	1,089,272
		18,277,621

Total U.S. Government Agency Mortgages (Cost $37,153,475)		38,898,596
U.S. Treasury Obligations (34.0%)
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	989,766
3.50%, 2/15/39 (d)	2,770,000	3,312,747
4.38%, 11/15/39	1,000,000	1,333,594
1.13%, 5/15/40 (d)	1,000,000	814,063
1.38%, 11/15/40	10,000,000	8,487,500
1.88%, 2/15/41	5,000,000	4,642,969
3.13%, 11/15/41	1,000,000	1,136,094
2.75%, 8/15/47	500,000	532,813
2.75%, 11/15/47 (d)	500,000	533,047
3.00%, 2/15/48	3,500,000	3,911,797
3.38%, 11/15/48 (d)	2,012,000	2,409,999
2.88%, 5/15/49	3,000,000	3,284,531
1.25%, 5/15/50	2,000,000	1,505,000
1.38%, 8/15/50	7,000,000	5,445,781
1.63%, 11/15/50	2,000,000	1,661,250
1.88%, 2/15/51	3,000,000	2,652,188
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	517,910	593,494
U.S. Treasury Notes
2.38%, 4/15/21 (d)	3,850,000	3,853,008
1.63%, 6/30/21	1,000,000	1,003,906
1.75%, 7/31/21 (d)	10,000,000	10,056,640
2.75%, 8/15/21	1,700,000	1,717,266
2.88%, 11/15/21	3,630,000	3,693,525
2.50%, 1/15/22	712,000	725,656
1.50%, 1/31/22	7,000,000	7,083,398
1.88%, 1/31/22	1,000,000	1,015,039
2.50%, 2/15/22	2,000,000	2,042,344
1.88%, 2/28/22	1,700,000	1,727,758
2.25%, 4/15/22	2,000,000	2,045,000
0.13%, 5/31/22	5,000,000	5,001,563
0.13%, 6/30/22 (d)	10,000,000	10,002,344
0.13%, 7/31/22	12,500,000	12,501,952
1.50%, 8/15/22	1,000,000	1,018,984
0.13%, 9/30/22 (d)	6,000,000	5,999,531
0.13%, 10/31/22	10,000,000	9,998,828
2.00%, 10/31/22	400,000	411,750
0.13%, 9/15/23	6,000,000	5,983,125
0.13%, 10/15/23	2,500,000	2,491,602
0.25%, 11/15/23	5,000,000	4,996,875
2.00%, 4/30/24	24,550,000	25,762,155
2.75%, 2/28/25	850,000	919,660
3.00%, 9/30/25	300,000	329,227
0.25%, 9/30/25	3,500,000	3,412,500
0.38%, 11/30/25	13,000,000	12,711,562
0.38%, 1/31/26	4,000,000	3,899,063
1.50%, 8/15/26	2,000,000	2,047,500
2.00%, 11/15/26	2,700,000	2,831,625
0.50%, 6/30/27	2,500,000	2,384,570
2.25%, 8/15/27	1,000,000	1,059,297

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2021
(Unaudited)

Security Description	Shares or Principal Amount	Value
2.25%, 11/15/27	$1,700,000	$1,798,547
0.63%, 11/30/27	13,000,000	12,390,624
0.75%, 1/31/28	10,000,000	9,582,813
2.75%, 2/15/28 (d)	2,000,000	2,180,000
2.88%, 5/15/28	4,000,000	4,394,375
2.88%, 8/15/28	630,000	692,508
3.13%, 11/15/28 (d)	1,000,000	1,117,500
2.63%, 2/15/29	1,000,000	1,081,094
0.63%, 5/15/30 (d)	2,500,000	2,273,828
0.63%, 8/15/30	5,000,000	4,528,125
0.88%, 11/15/30	17,000,000	15,711,718
1.13%, 2/15/31	4,000,000	3,776,250
Total U.S. Treasury Obligations (Cost $254,006,825)		251,501,268
Commercial Papers (2.0%)
Canadian Pacific Railway, 0.16%, 4/12/21 (i)	1,100,000	1,099,943
Hannover Funding Co. LLC, 0.27%, 4/1/21 (a)(i)	7,300,000	7,299,945
Intercontinental Exchange, Inc., 0.26%, 4/13/21 (i)	4,000,000	3,999,624
Kentucky Utilities Co., 0.15%, 4/8/21 (i)	2,500,000	2,499,916

Total Commercial Papers (Cost $14,899,659)		14,899,428
Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (j)	46,891	46,891
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (j)	1,207,563	1,207,563
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (j)	23,401	23,401
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (j)	186,594	186,594
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (j)	838,961	838,961
Total Collateral for Securities Loaned (Cost $2,303,410)		2,303,410
Total Investments (Cost $731,656,626) — 100.0%		741,578,279
Other assets in excess of liabilities — 0.0%		34,377
NET ASSETS - 100.00%		$741,612,656

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $154,460,825 and amounted to 20.8% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2021.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2021.
(d)	All or a portion of the security has been segregated as collateral for securities purchased on a when-issued basis.
(e)	All or a portion of this security is on loan.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Stepped-coupon security converts to coupon form on 8/15/24 with a rate of 3.071%.
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate represents the effective yield at March 31, 2021.
(j)	Rate disclosed is the daily yield on March 31, 2021.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2021.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2021.
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2021, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year USD ICE Swap
USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2021.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (5.0%):
AT&T, Inc.	88,050	$2,665,274
Discovery, Inc., Class A (a)(b)	88,846	3,861,248
IAC/InterActiveCorp. (a)	14,010	3,030,504
Liberty Global PLC, Class C (a)	144,975	3,702,662
Lumen Technologies, Inc.	270,440	3,610,374
News Corp., Class A	77,652	1,974,690
Pinterest, Inc., Class A (a)	39,981	2,959,793
T-Mobile U.S., Inc. (a)	19,213	2,407,197
ViacomCBS, Inc., Class B	61,023	2,752,137
		26,963,879
Consumer Discretionary (10.7%):
Amazon.com, Inc. (a)	597	1,847,166
Best Buy Co., Inc.	25,315	2,906,415
BorgWarner, Inc.	69,608	3,227,027
Chewy, Inc., Class A (a)(b)	12,846	1,088,185
D.R. Horton, Inc.	38,155	3,400,373
Dollar General Corp.	10,446	2,116,569
eBay, Inc.	64,740	3,964,677
Etsy, Inc. (a)	6,343	1,279,193
Ford Motor Co. (a)	265,995	3,258,438
General Motors Co. (a)	54,586	3,136,512
Lear Corp.	17,850	3,235,312
Lennar Corp., Class A	31,114	3,149,670
LKQ Corp. (a)	35,317	1,494,969
MercadoLibre, Inc. (a)	801	1,179,184
Mohawk Industries, Inc. (a)	13,425	2,581,762
Newell Brands, Inc.	114,952	3,078,415
NVR, Inc. (a)	302	1,422,701
Peloton Interactive, Inc., Class A (a)	22,036	2,477,728
Pool Corp.	5,607	1,935,760
PulteGroup, Inc.	51,583	2,705,013
Target Corp. (c)	20,034	3,968,134
Tesla, Inc. (a)	2,813	1,878,887
Whirlpool Corp.	14,186	3,125,885
		58,457,975
Consumer Staples (6.9%):
Bunge Ltd.	58,273	4,619,301
Church & Dwight Co., Inc.	24,498	2,139,900
Conagra Brands, Inc.	98,089	3,688,146
Molson Coors Beverage Co., Class B (a)	76,824	3,929,548
The Clorox Co.	12,327	2,377,632
The J.M. Smucker Co. (b)	43,087	5,451,798
The Kraft Heinz Co.	104,632	4,185,280
The Kroger Co.	119,394	4,296,990
Tyson Foods, Inc., Class A	32,869	2,442,167
Walgreens Boots Alliance, Inc.	38,222	2,098,388
Walmart, Inc.	16,478	2,238,207
		37,467,357
Energy (2.6%):
Baker Hughes Co.	120,272	2,599,078
Cabot Oil & Gas Corp.	183,478	3,445,717
Devon Energy Corp.	48,404	1,057,627
Marathon Petroleum Corp.	26,881	1,437,865
Pioneer Natural Resources Co.	23,409	3,717,817

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
The Williams Cos., Inc.	77,107	$1,826,665
		14,084,769
Financials (13.3%):
AGNC Investment Corp.	188,016	3,151,148
Ally Financial, Inc.	60,717	2,745,016
American Financial Group, Inc.	12,945	1,477,025
American International Group, Inc.	60,473	2,794,457
Ameriprise Financial, Inc.	7,052	1,639,237
Annaly Capital Management, Inc.	148,815	1,279,809
Arthur J. Gallagher & Co.	17,635	2,200,319
Assurant, Inc.	12,890	1,827,415
Athene Holding Ltd., Class A (a)	43,621	2,198,498
Capital One Financial Corp.	23,075	2,935,831
Citigroup, Inc.	49,022	3,566,350
Citizens Financial Group, Inc.	71,038	3,136,328
Equitable Holdings, Inc.	120,212	3,921,316
Erie Indemnity Co., Class A (b)	9,261	2,045,848
Fifth Third Bancorp	39,565	1,481,709
Franklin Resources, Inc.	65,602	1,941,819
Huntington Bancshares, Inc.	97,129	1,526,868
Invesco Ltd.	133,456	3,365,760
KKR & Co., Inc.	38,164	1,864,311
Lincoln National Corp.	35,753	2,226,339
MetLife, Inc.	56,293	3,422,051
Morgan Stanley	48,660	3,778,936
Prudential Financial, Inc.	34,901	3,179,481
Regions Financial Corp.	144,229	2,979,771
SVB Financial Group (a)	5,839	2,882,481
Synchrony Financial	31,807	1,293,273
The Charles Schwab Corp.	27,920	1,819,826
The Goldman Sachs Group, Inc.	5,679	1,857,033
The Progressive Corp.	22,098	2,112,790
Voya Financial, Inc.	23,494	1,495,158
		72,146,203
Health Care (15.7%):
10X Genomics, Inc., Class A (a)	20,199	3,656,019
AbbVie, Inc.	20,002	2,164,616
Alexion Pharmaceuticals, Inc. (a)	21,343	3,263,558
AmerisourceBergen Corp.	16,970	2,003,648
Biogen, Inc. (a)	9,768	2,732,598
Bio-Rad Laboratories, Inc., Class A (a)	6,452	3,685,189
Bristol-Myers Squibb Co.	73,688	4,651,924
Cardinal Health, Inc.	35,235	2,140,526
Centene Corp. (a)	47,528	3,037,514
Cigna Corp.	15,947	3,855,028
CVS Health Corp.	52,439	3,944,986
Danaher Corp.	20,843	4,691,342
DaVita, Inc. (a)	30,114	3,245,386
Gilead Sciences, Inc. (c)	36,072	2,331,333
Horizon Therapeutics PLC (a)	33,733	3,104,785
Humana, Inc.	3,279	1,374,721
Jazz Pharmaceuticals PLC (a)	22,620	3,718,050
Laboratory Corp. of America Holdings (a)	7,214	1,839,786
McKesson Corp.	19,322	3,768,563
Moderna, Inc. (a)	27,167	3,557,519
Molina Healthcare, Inc. (a)	11,618	2,715,824
Novocure Ltd. (a)	6,132	810,528
PerkinElmer, Inc.	30,299	3,887,059
Quest Diagnostics, Inc.	17,279	2,217,587

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	3,062	$1,448,755
Thermo Fisher Scientific, Inc.	9,734	4,442,402
Viatris, Inc. (a)	172,794	2,413,932
West Pharmaceutical Services, Inc.	13,942	3,928,577
		84,631,755
Industrials (14.9%):
AMERCO, Inc.	8,316	5,094,382
Carrier Global Corp.	87,240	3,683,273
Cummins, Inc.	16,317	4,227,897
Deere & Co.	5,544	2,074,232
Eaton Corp. PLC	30,660	4,239,665
Enphase Energy, Inc. (a)	9,659	1,566,303
FedEx Corp.	11,345	3,222,434
Fortune Brands Home & Security, Inc.	13,837	1,325,861
Generac Holdings, Inc. (a)	12,234	4,006,023
General Electric Co.	113,323	1,487,931
Ingersoll Rand, Inc. (a)(c)	36,723	1,807,139
Johnson Controls International PLC	72,107	4,302,624
Kansas City Southern	19,172	5,059,874
Knight-Swift Transportation Holdings, Inc.	79,260	3,811,613
Old Dominion Freight Line, Inc.	8,514	2,046,851
Owens Corning, Inc.	33,318	3,068,255
PACCAR, Inc.	43,271	4,020,741
Parker-Hannifin Corp.	5,750	1,813,723
Sensata Technologies Holding PLC (a)	28,157	1,631,698
Snap-on, Inc.	9,862	2,275,558
Stanley Black & Decker, Inc.	7,095	1,416,659
Sunrun, Inc. (a)(b)	13,093	791,865
Textron, Inc.	55,903	3,135,040
Trane Technologies PLC	24,256	4,015,823
United Parcel Service, Inc., Class B	22,842	3,882,911
United Rentals, Inc. (a)	9,540	3,141,617
Westinghouse Air Brake Technologies Corp.	34,950	2,766,642
		79,916,634
Information Technology (14.5%):
Apple, Inc.	30,179	3,686,365
Applied Materials, Inc.	29,032	3,878,675
Arrow Electronics, Inc. (a)	35,800	3,967,356
Broadcom, Inc.	3,786	1,755,417
Cloudflare, Inc., Class A (a)	43,252	3,038,886
Corning, Inc.	41,561	1,808,319
Crowdstrike Holdings, Inc., Class A (a)	17,563	3,205,422
Datadog, Inc., Class A (a)	16,625	1,385,528
Dell Technologies, Inc., Class C (a)	42,646	3,759,245
DocuSign, Inc. (a)	6,773	1,371,194
F5 Networks, Inc. (a)	10,040	2,094,545
Hewlett Packard Enterprise Co.	267,051	4,203,383
HP, Inc.	129,532	4,112,641
Intel Corp.	66,259	4,240,575
Micron Technology, Inc. (a)	34,518	3,044,833
NetApp, Inc.	25,297	1,838,333
NVIDIA Corp.	2,320	1,238,718
NXP Semiconductors NV	18,508	3,726,401
PayPal Holdings, Inc. (a)	6,308	1,531,835
Qorvo, Inc. (a)	18,778	3,430,741
QUALCOMM, Inc.	8,809	1,167,985
Seagate Technology PLC (b)	52,170	4,004,048
Skyworks Solutions, Inc.	10,613	1,947,273
SolarEdge Technologies, Inc. (a)	3,496	1,004,890

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Synopsys, Inc. (a)	7,390	$1,831,094
Teradyne, Inc.	21,419	2,606,264
Western Digital Corp.	40,915	2,731,076
Zoom Video Communications, Inc., Class A (a)	7,326	2,353,771
Zscaler, Inc. (a)	18,334	3,147,398
		78,112,211
Materials (6.3%):
Albemarle Corp.	18,004	2,630,564
Corteva, Inc.	80,384	3,747,503
DuPont de Nemours, Inc.	24,139	1,865,462
Eastman Chemical Co.	28,749	3,165,840
Freeport-McMoRan, Inc. (a)	89,854	2,958,892
International Paper Co.	38,807	2,098,294
Newmont Corp.	25,014	1,507,594
Nucor Corp.	66,421	5,331,614
Steel Dynamics, Inc.	80,563	4,089,378
The Mosaic Co.	96,366	3,046,129
Westrock Co.	63,670	3,314,024
		33,755,294
Real Estate (6.3%):
Camden Property Trust	18,344	2,016,189
CBRE Group, Inc., Class A (a)	45,483	3,598,160
Digital Realty Trust, Inc.	13,616	1,917,677
Equinix, Inc.	2,628	1,785,963
Extra Space Storage, Inc.	16,479	2,184,291
Host Hotels & Resorts, Inc. (a)	202,715	3,415,748
Iron Mountain, Inc. (b)	120,334	4,453,561
Mid-America Apartment Communities, Inc.	25,549	3,688,254
Public Storage	20,663	5,098,802
Simon Property Group, Inc.	20,394	2,320,225
VICI Properties, Inc. (b)	111,478	3,148,139
		33,627,009
Utilities (3.4%):
Exelon Corp.	96,878	4,237,443
NRG Energy, Inc.	95,754	3,612,798
PG&E Corp. (a)	122,970	1,439,979
The AES Corp.	135,447	3,631,335
UGI Corp.	52,319	2,145,602
Vistra Corp.	170,286	3,010,656
		18,077,813

Total Common Stocks (Cost $434,517,209)		537,240,899
Collateral for Securities Loaned^ (3.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (d)	388,394	388,394
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (d)	10,002,026	10,002,026
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (d)	193,828	193,828
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (d)	1,545,521	1,545,521

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (d)	6,948,965	$6,948,965
Total Collateral for Securities Loaned (Cost $19,078,734)		19,078,734
Total Investments (Cost $453,595,943) — 103.1%		556,319,633
Liabilities in excess of other assets — (3.1)%		(16,782,633)
NET ASSETS - 100.00%		$539,537,000

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2021.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	6/18/21	$1,757,486	$1,785,330	$27,844

	Total unrealized appreciation				$27,844
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$27,844

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (3.6%):
AMC Networks, Inc., Class A (a)	9,285	$493,591
Angi, Inc., Class A (a)	25,876	336,388
Bandwidth, Inc., Class A (a)	4,565	578,568
Cardlytics, Inc. (a)	5,360	587,992
Cars.com, Inc. (a)	24,280	314,669
Cincinnati Bell, Inc. (a)	17,216	264,266
Consolidated Communications Holdings, Inc. (a)	105,394	758,836
Globalstar, Inc. (a)	112,156	151,411
Gogo, Inc. (a)(b)	36,970	357,130
Gray Television, Inc.	36,627	673,937
Iridium Communications, Inc. (a)	8,972	370,095
Lions Gate Entertainment Corp., Class A (a)(b)	24,207	361,895
MSG Networks, Inc., Class A (a)(b)	29,600	445,184
QuinStreet, Inc. (a)	30,634	621,870
Shenandoah Telecommunications Co.	9,833	479,949
TechTarget, Inc. (a)	12,068	838,122
Telephone & Data Systems, Inc.	48,955	1,124,007
TrueCar, Inc. (a)	61,906	296,220
United States Cellular Corp. (a)	27,990	1,021,075
Zynga, Inc., Class A (a)	121,499	1,240,504
		11,315,709
Consumer Discretionary (11.8%):
Abercrombie & Fitch Co. (a)	23,451	804,604
American Eagle Outfitters, Inc.	14,390	420,764
American Public Education, Inc. (a)	26,771	953,851
Asbury Automotive Group, Inc. (a)	2,554	501,861
At Home Group, Inc. (a)	23,288	668,366
AutoNation, Inc. (a)	11,509	1,072,868
Bed Bath & Beyond, Inc. (a)	19,949	581,513
Big Lots, Inc.	10,334	705,812
Camping World Holdings, Inc., Class A	7,032	255,824
Capri Holdings Ltd. (a)	6,207	316,557
CarParts.com, Inc. (a)	29,143	416,162
Century Communities, Inc. (a)	9,922	598,495
Chegg, Inc. (a)	4,502	385,641
Cooper Tire & Rubber Co.	18,816	1,053,320
Dana, Inc.	29,118	708,441
Dick’s Sporting Goods, Inc. (b)	10,088	768,201
Dillard’s, Inc., Class A	9,018	870,868
Duluth Holdings, Inc., Class B (a)(b)	17,276	292,655
Ethan Allen Interiors, Inc.	45,500	1,256,256
Foot Locker, Inc.	7,525	423,281
Genesco, Inc. (a)	12,373	587,718
G-III Apparel Group Ltd. (a)	18,928	570,490
Graham Holdings Co., Class B	1,094	615,309
Green Brick Partners, Inc. (a)	32,607	739,527
Group 1 Automotive, Inc.	4,168	657,669
GrowGeneration Corp. (a)	5,811	288,749
Haverty Furniture Cos., Inc.	26,580	988,510
Hibbett Sports, Inc. (a)	11,020	759,168
Johnson Outdoors, Inc., Class A	4,690	669,497
KB Home	15,236	708,931
Kohl’s Corp. (c)	5,375	320,404
L Brands, Inc. (a)	7,038	435,371
Lithia Motors, Inc., Class A	2,053	800,855
Lumber Liquidators Holdings, Inc. (a)	7,926	199,101
M/I Homes, Inc. (a)	11,618	686,275

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Magnite, Inc. (a)	4,624	$192,405
MarineMax, Inc. (a)	14,895	735,217
MDC Holdings, Inc.	14,995	890,703
Meritage Homes Corp. (a)	7,288	669,913
Nautilus, Inc. (a)	8,616	134,754
Penn National Gaming, Inc. (a)	3,010	315,568
Penske Automotive Group, Inc.	6,005	481,841
Purple Innovation, Inc. (a)	9,260	293,079
PVH Corp. (a)	3,148	332,744
Qurate Retail, Inc., Class A	58,061	682,798
Rent-A-Center, Inc.	16,020	923,713
Shoe Carnival, Inc. (b)	5,862	362,741
Signet Jewelers Ltd. (a)(b)	13,271	769,453
Smith & Wesson Brands, Inc.	38,069	664,304
Sonic Automotive, Inc., Class A	5,611	278,137
Sportsman’s Warehouse Holdings, Inc. (a)	19,962	344,145
Stamps.com, Inc. (a)	1,126	224,648
Stitch Fix, Inc., Class A (a)	3,096	153,376
Sturm Ruger & Co., Inc. (c)	7,995	528,230
Taylor Morrison Home Corp. (a)	20,325	626,213
Tenneco, Inc., Class A (a)	25,595	274,378
The Buckle, Inc. (b)	11,112	436,479
The Goodyear Tire & Rubber Co. (a)	26,146	459,385
The ODP Corp. (a)	16,110	697,402
Thor Industries, Inc.	3,006	405,029
Toll Brothers, Inc.	13,300	754,509
TopBuild Corp. (a)	1,707	357,497
Tri Pointe Homes, Inc. (a)	33,523	682,528
Tupperware Brands Corp. (a)	14,015	370,136
Vista Outdoor, Inc. (a)	18,568	595,476
Winnebago Industries, Inc.	4,895	375,495
Zumiez, Inc. (a)	15,494	664,693
		37,759,903
Consumer Staples (3.6%):
B&G Foods, Inc. (b)	15,145	470,404
Celsius Holdings, Inc. (a)	11,719	563,098
Central Garden & Pet Co., Class A (a)	11,571	600,419
Darling Ingredients, Inc. (a)	15,718	1,156,531
Edgewell Personal Care Co.	14,466	572,854
Fresh Del Monte Produce, Inc.	31,467	900,900
Freshpet, Inc. (a)	3,140	498,663
Ingles Markets, Inc., Class A	23,853	1,470,537
National Beverage Corp. (b)	15,778	771,702
SpartanNash Co.	32,006	628,278
The Andersons, Inc.	32,146	880,157
The Boston Beer Co., Inc., Class A (a)	413	498,194
United Natural Foods, Inc. (a)	21,895	721,221
Weis Markets, Inc. (b)(c)	26,186	1,480,034
		11,212,992
Energy (3.1%):
Alto Ingredients, Inc. (a)(b)	72,222	392,165
Antero Resources Corp. (a)	79,638	812,308
Bonanza Creek Energy, Inc. (a)(b)	23,847	852,053
Clean Energy Fuels Corp. (a)	16,938	232,728
CNX Resources Corp. (a)(b)	50,606	743,908
Dorian LPG Ltd. (a)	72,372	950,244
EQT Corp. (a)	34,090	633,392
Green Plains, Inc. (a)	16,028	433,878
Helix Energy Solutions Group, Inc. (a)	112,116	566,186

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
International Seaways, Inc.	36,485	$707,079
PDC Energy, Inc. (a)	24,529	843,798
Range Resources Corp. (a)	55,800	576,414
Renewable Energy Group, Inc. (a)	7,419	489,951
SEACOR Holdings, Inc. (a)	11,831	482,113
Southwestern Energy Co. (a)	141,249	656,808
Transocean Ltd. (a)	235,366	835,550
		10,208,575
Financials (14.7%):
Affiliated Managers Group, Inc.	3,623	539,936
American Equity Investment Life Holding Co.	17,528	552,658
American National Group, Inc.	12,015	1,296,059
Ameris Bancorp	9,680	508,297
Arbor Realty Trust, Inc.	15,498	246,418
Ares Commercial Real Estate Corp.	18,378	252,146
Assured Guaranty Ltd.	19,608	829,026
B Riley Financial, Inc.	8,351	470,829
Bank OZK	10,839	442,773
BankUnited, Inc.	11,176	491,185
Boston Private Financial Holdings, Inc.	29,514	393,126
Brighthouse Financial, Inc. (a)	14,713	651,050
Brightsphere Investment Group, Inc.	35,502	723,531
BRP Group, Inc., Class A (a)	12,111	330,025
Cadence Bancorp	34,561	716,450
Cannae Holdings, Inc. (a)	11,857	469,774
Chimera Investment Corp.	34,018	432,029
CIT Group, Inc.	13,259	682,971
CNO Financial Group, Inc.	36,416	884,545
Colony Credit Real Estate, Inc.	50,457	429,894
Cowen, Inc., Class A (b)	24,228	851,613
Customers Bancorp, Inc.	34,686	1,103,709
Ellington Financial, Inc.	13,922	222,891
Encore Capital Group, Inc. (a)	15,081	606,709
Enstar Group Ltd. (a)	3,157	778,927
Evercore, Inc.	3,781	498,109
FBL Financial Group, Inc., Class A	10,460	584,923
First Bancorp	36,473	410,686
First Citizens BancShares, Inc., Class A	710	593,397
Flagstar Bancorp, Inc.	21,891	987,284
FNB Corp.	44,189	561,200
Focus Financial Partners, Inc., Class A (a)	9,831	409,166
Freedom Holding Corp. (a)(b)	19,324	1,031,129
Genworth Financial, Inc. (a)	161,274	535,430
Goosehead Insurance, Inc., Class A	6,035	646,831
Granite Point Mortgage Trust, Inc.	46,495	556,545
Hancock Whitney Corp.	9,760	410,018
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,897	386,922
Heritage Insurance Holdings, Inc.	94,554	1,047,658
Hilltop Holdings, Inc.	32,763	1,118,200
Independent Bank Group, Inc.	6,148	444,132
Janus Henderson Group PLC	30,477	949,358
Jefferies Financial Group, Inc.	33,999	1,023,370
Kinsale Capital Group, Inc.	1,863	307,022
Live Oak Bancshares, Inc.	13,343	913,862
Meta Financial Group, Inc.	19,652	890,432
MFA Financial, Inc.	56,785	231,115
MGIC Investment Corp.	53,435	740,075
Mr. Cooper Group, Inc. (a)	17,146	595,995
National Western Life Group, Inc., Class A	4,184	1,041,816
Navient Corp.	57,441	821,981

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
New Residential Investment Corp.	28,721	$323,111
OFG Bancorp	18,337	414,783
OneMain Holdings, Inc.	6,410	344,345
Palomar Holdings, Inc. (a)	5,221	350,016
Pennymac Financial Services	10,771	720,257
Pennymac Mortgage Investment Trust	14,393	282,103
Pinnacle Financial Partners, Inc.	6,172	547,210
Popular, Inc.	15,326	1,077,725
Radian Group, Inc.	35,011	814,006
Ready Capital Corp.	41,812	561,117
Renasant Corp.	14,510	600,424
SiriusPoint Ltd. (a)	96,406	980,448
SLM Corp.	32,228	579,137
Sterling Bancorp	37,171	855,676
StoneX Group, Inc. (a)	7,228	472,567
Triumph Bancorp, Inc. (a)	6,265	484,848
Trupanion, Inc. (a)	5,985	456,117
Two Harbors Investment Corp.	32,756	240,101
Unum Group	27,674	770,167
Victory Capital Holdings, Inc., Class A (h)	18,653	476,771
Virtus Investment Partners, Inc.	3,443	810,827
Waddell & Reed Financial, Inc., Class A	18,618	466,381
Walker & Dunlop, Inc.	3,426	351,987
Watford Holdings Ltd. (a)	24,519	848,603
		46,471,954
Health Care (23.7%):
Acadia Healthcare Co., Inc. (a)	12,270	701,108
Acceleron Pharma, Inc. (a)	2,342	317,599
Addus HomeCare Corp. (a)	8,911	932,001
Allakos, Inc. (a)(b)	5,220	599,152
Allscripts Healthcare Solutions, Inc. (a)	49,001	735,750
Amedisys, Inc. (a)	4,011	1,062,073
AMN Healthcare Services, Inc. (a)	11,817	870,913
Amneal Pharmaceuticals, Inc. (a)	110,554	744,028
AngioDynamics, Inc. (a)	23,619	552,685
ANI Pharmaceuticals, Inc. (a)(b)	13,481	487,203
Anika Therapeutics, Inc. (a)(b)	10,215	416,670
Arcturus Therapeutics Holdings, Inc. (a)	4,942	204,105
Arcus Biosciences, Inc. (a)	10,050	282,204
Arena Pharmaceuticals, Inc. (a)	9,855	683,838
Arrowhead Pharmaceuticals, Inc. (a)	6,138	407,011
AtriCure, Inc. (a)	7,469	489,369
Avanos Medical, Inc. (a)	8,505	372,009
Beam Therapeutics, Inc. (a)	3,237	259,089
BioLife Solutions, Inc. (a)	15,761	567,396
Bio-Techne Corp.	3,428	1,309,255
Bioxcel Therapeutics, Inc. (a)(b)	5,386	232,460
Cantel Medical Corp. (a)	4,481	357,763
CareDx, Inc. (a)	7,282	495,831
Castle Biosciences, Inc. (a)(b)	9,407	644,003
Catalyst Pharmaceuticals, Inc. (a)	139,515	643,164
Celldex Therapeutics, Inc. (a)	20,658	425,555
Change Healthcare, Inc. (a)	30,151	666,337
Charles River Laboratories International, Inc. (a)	3,779	1,095,268
Chemed Corp.	2,804	1,289,335
Chemocentryx, Inc. (a)	3,493	178,981
Collegium Pharmaceutical, Inc. (a)(b)	24,552	581,882
Computer Programs and Systems, Inc. (b)	30,148	922,529
Corcept Therapeutics, Inc. (a)	24,721	588,113
Cortexyme, Inc. (a)(b)	5,121	184,510

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
CorVel Corp. (a)	5,283	$541,983
Covetrus, Inc. (a)	19,701	590,439
CRISPR Therapeutics AG (a)	4,011	488,740
CryoPort, Inc. (a)	9,892	514,483
Cymabay Therapeutics, Inc. (a)	25,785	117,064
Denali Therapeutics, Inc. (a)	9,099	519,553
Emergent BioSolutions, Inc. (a)	7,027	652,879
Encompass Health Corp.	13,411	1,098,361
Endo International PLC (a)	66,472	492,557
Envista Holdings Corp. (a)	18,038	735,950
Exelixis, Inc. (a)	34,883	788,007
Fate Therapeutics, Inc. (a)	2,576	212,391
Frequency Therapeutics, Inc. (a)(b)	6,399	60,791
Fulgent Genetics, Inc. (a)(b)	6,398	618,175
Globus Medical, Inc. (a)	8,174	504,091
Halozyme Therapeutics, Inc. (a)	21,123	880,617
Heska Corp. (a)(b)	5,209	877,507
Hill-Rom Holdings, Inc.	6,363	702,984
IGM Biosciences, Inc. (a)	3,463	265,577
ImmunityBio, Inc. (a)(b)	24,474	581,013
Innoviva, Inc. (a)	79,320	947,875
Inovalon Holdings, Inc., Class A (a)	35,464	1,020,654
Inspire Medical Systems, Inc. (a)	1,474	305,103
Integer Holdings Corp. (a)	9,812	903,684
Integra LifeSciences Holdings Corp. (a)	8,119	560,942
Intellia Therapeutics, Inc. (a)	3,880	311,389
Invitae Corp. (a)	4,431	169,309
iRhythm Technologies, Inc. (a)	1,178	163,577
Karuna Therapeutics, Inc. (a)	2,713	326,184
Kodiak Sciences, Inc. (a)	4,434	502,771
Kura Oncology, Inc. (a)	7,614	215,248
LeMaitre Vascular, Inc.	9,612	468,873
LHC Group, Inc. (a)	5,455	1,043,051
Ligand Pharmaceuticals, Inc. (a)	2,524	384,784
Luminex Corp.	16,896	538,982
Magellan Health, Inc. (a)	8,866	826,666
MEDNAX, Inc. (a)	12,548	319,598
Medpace Holdings, Inc. (a)	5,426	890,135
Meridian Bioscience, Inc. (a)	28,474	747,443
Merit Medical Systems, Inc. (a)	16,145	966,762
Mersana Therapeutics, Inc. (a)	8,894	143,905
Mirati Therapeutics, Inc. (a)	1,043	178,666
ModivCare, Inc. (a)	6,899	1,021,880
Myriad Genetics, Inc. (a)	9,262	282,028
Natera, Inc. (a)	6,494	659,401
National HealthCare Corp. (c)	8,662	674,856
NeoGenomics, Inc. (a)(b)	16,108	776,889
Neoleukin Therapeutics, Inc. (a)	16,777	206,525
Nevro Corp. (a)	1,676	233,802
NextGen Healthcare, Inc. (a)	38,896	704,018
Novavax, Inc. (a)	3,243	587,988
Omnicell, Inc. (a)	3,824	496,623
Ontrak, Inc. (a)(b)	7,000	227,920
OPKO Health, Inc. (a)(b)	98,952	424,504
OraSure Technologies, Inc. (a)(b)	47,195	550,766
Owens & Minor, Inc.	18,509	695,753
Pacific Biosciences of California, Inc. (a)	19,131	637,254
Pacira BioSciences, Inc. (a)	11,623	814,656
Patterson Cos., Inc. (c)	13,494	431,133
Penumbra, Inc. (a)(b)	2,943	796,317
Perrigo Co. PLC	11,836	479,003

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Personalis, Inc. (a)	17,724	$436,188
Phreesia, Inc. (a)	4,420	230,282
PRA Health Sciences, Inc. (a)	3,742	573,761
Premier, Inc., Class A	29,714	1,005,819
Prestige Consumer Healthcare, Inc. (a)	25,831	1,138,631
Quidel Corp. (a)	3,278	419,355
R1 RCM, Inc. (a)	31,758	783,787
Repligen Corp. (a)	4,346	844,906
Replimune Group, Inc. (a)	5,463	166,676
Scholar Rock Holding Corp. (a)	6,482	328,378
Select Medical Holdings Corp. (a)	25,013	852,943
Seres Therapeutics, Inc. (a)	16,345	336,544
Shockwave Medical, Inc. (a)	2,595	338,025
Simulations Plus, Inc. (b)	11,522	728,651
Sorrento Therapeutics, Inc. (a)(b)	48,072	397,555
SpringWorks Therapeutics, Inc. (a)	8,002	588,707
STAAR Surgical Co. (a)	6,143	647,534
Stoke Therapeutics, Inc. (a)	5,693	221,116
Supernus Pharmaceuticals, Inc. (a)	13,763	360,315
Surgery Partners, Inc. (a)	15,292	676,824
Syneos Health, Inc. (a)	9,376	711,170
Tandem Diabetes Care, Inc. (a)	2,122	187,267
Tenet Healthcare Corp. (a)	11,520	599,040
TG Therapeutics, Inc. (a)	12,326	594,113
The Ensign Group, Inc.	10,863	1,019,384
The Pennant Group, Inc. (a)	11,805	540,669
Triple-S Management Corp., Class B (a)	26,410	687,452
Turning Point Therapeutics, Inc. (a)	5,182	490,165
Twist Bioscience Corp. (a)	4,578	567,031
United Therapeutics Corp. (a)	7,755	1,297,178
Vanda Pharmaceuticals, Inc. (a)	23,228	348,885
Vaxart, Inc. (a)(b)	35,466	214,569
VBI Vaccines, Inc. (a)	72,980	226,968
Veracyte, Inc. (a)	9,800	526,750
Vericel Corp. (a)	5,938	329,856
Vocera Communications, Inc. (a)	21,005	807,852
Zynex, Inc. (a)(b)	18,179	277,593
		74,681,207
Industrials (13.6%):
ACCO Brands Corp.	80,748	681,513
ADT, Inc. (b)	84,555	713,644
Advanced Drainage Systems, Inc.	10,234	1,058,093
AECOM (a)	7,836	502,366
AGCO Corp.	4,408	633,209
Air Lease Corp.	15,856	776,944
Air Transport Services Group, Inc. (a)	34,739	1,016,463
Altra Industrial Motion Corp.	12,186	674,130
ArcBest Corp.	16,515	1,162,161
Arcosa, Inc.	13,219	860,425
Astec Industries, Inc.	12,812	966,281
Atlas Air Worldwide Holdings, Inc. (a)	11,159	674,450
Beacon Roofing Supply, Inc. (a)	7,801	408,148
Bloom Energy Corp., Class A (a)	31,415	849,776
Builders FirstSource, Inc. (a)	26,751	1,240,444
CAI International, Inc.	19,937	907,532
Chart Industries, Inc. (a)	2,308	328,544
CSW Industrials, Inc.	10,029	1,353,915
Echo Global Logistics, Inc. (a)	31,534	990,483
Genco Shipping & Trading Ltd.	68,986	695,379
Gibraltar Industries, Inc. (a)	4,932	451,327

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
GMS, Inc. (a)	19,305	$805,984
GrafTech International Ltd.	34,968	427,659
Great Lakes Dredge & Dock Corp. (a)	64,270	937,057
Heidrick & Struggles International, Inc.	28,410	1,014,804
Herc Holdings, Inc. (a)	8,533	864,649
Hub Group, Inc., Class A (a)	8,328	560,308
Hyster-Yale Materials Handling, Inc.	4,803	418,437
Kelly Services, Inc., Class A (a)	39,165	872,205
Marten Transport Ltd.	24,352	413,253
Matson, Inc.	13,497	900,250
Maxar Technologies, Inc.	21,608	817,215
MYR Group, Inc. (a)	14,750	1,057,133
Pitney Bowes, Inc.	29,428	242,487
Primoris Services Corp.	13,673	452,986
Quanex Building Products Corp.	16,239	425,949
Quanta Services, Inc.	13,846	1,218,171
Regal Beloit Corp.	8,710	1,242,742
Resideo Technologies, Inc. (a)	38,747	1,094,603
Rush Enterprises, Inc., Class A	23,960	1,193,927
Ryder System, Inc.	12,274	928,528
Saia, Inc. (a)	4,712	1,086,493
Schneider National, Inc., Class B	57,090	1,425,537
SkyWest, Inc. (a)	13,493	735,099
Sterling Construction Co., Inc. (a)	38,765	899,348
The Greenbrier Cos., Inc.	16,329	771,055
The Shyft Group, Inc.	12,556	467,083
The Timken Co.	12,056	978,586
TPI Composites, Inc. (a)	4,320	243,778
Triton International Ltd.	18,713	1,029,028
Tutor Perini Corp. (a)	34,836	660,142
UFP Industries, Inc.	6,946	526,785
Upwork, Inc. (a)	7,767	347,729
Wabash National Corp.	20,446	384,385
WESCO International, Inc. (a)	9,403	813,642
		43,202,264
Information Technology (13.7%):
3D Systems Corp. (a)	5,461	149,850
ACM Research, Inc., Class A (a)	4,432	358,061
Alliance Data Systems Corp.	3,611	404,757
Amkor Technology, Inc.	41,852	992,311
Appian Corp. (a)(b)	1,187	157,812
Avaya Holdings Corp. (a)	31,653	887,234
Avnet, Inc.	31,066	1,289,549
Benchmark Electronics, Inc.	37,082	1,146,574
Blackline, Inc. (a)	3,574	387,422
BM Technologies, Inc. (a)	7,122	82,971
Calix, Inc. (a)	20,163	698,850
Cerence, Inc. (a)(b)	8,008	717,357
ChannelAdvisor Corp. (a)	36,084	849,778
Concentrix Corp. (a)	6,012	900,117
Conduent, Inc. (a)	94,351	628,378
CoreLogic, Inc.	4,381	347,194
Digi International, Inc. (a)	20,789	394,783
Digital Turbine, Inc. (a)	8,803	707,409
Diodes, Inc. (a)	12,660	1,010,774
DXC Technology Co. (a)	26,041	814,042
Ebix, Inc.	13,939	446,466
EchoStar Corp., Class A (a)	18,677	448,248
Entegris, Inc.	9,478	1,059,639
Fabrinet (a)	5,597	505,913

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Fastly, Inc., Class A (a)(b)	8,340	$561,115
First Solar, Inc. (a)	9,122	796,351
Five9, Inc. (a)	2,736	427,719
FormFactor, Inc. (a)	7,688	346,806
Ichor Holdings Ltd. (a)	7,947	427,549
II-VI, Inc. (a)	4,298	293,854
Inphi Corp. (a)	2,172	387,507
Insight Enterprises, Inc. (a)	5,478	522,711
International Money Express, Inc. (a)	21,129	317,146
J2 Global, Inc. (a)(b)	5,849	701,061
Jabil, Inc.	19,891	1,037,515
Kulicke & Soffa Industries, Inc.	24,500	1,203,195
Lattice Semiconductor Corp. (a)	8,134	366,193
Lumentum Holdings, Inc. (a)	3,685	336,625
Mesa Laboratories, Inc.	1,371	333,839
Methode Electronics, Inc.	24,944	1,047,149
MicroStrategy, Inc. (a)(b)	461	312,927
NetScout Systems, Inc. (a)	37,569	1,057,942
Nuance Communications, Inc. (a)	26,688	1,164,664
Onto Innovation, Inc. (a)	6,042	397,020
Perspecta, Inc.	14,212	412,859
Photronics, Inc. (a)	64,239	826,114
Power Integrations, Inc.	6,870	559,768
Rambus, Inc. (a)	54,382	1,057,185
Sailpoint Technologies Holdings, Inc. (a)	7,716	390,738
Sanmina Corp. (a)	26,331	1,089,577
ScanSource, Inc. (a)	29,969	897,572
SiTime Corp. (a)	6,895	679,847
SMART Global Holdings, Inc. (a)	15,870	730,337
Sprout Social, Inc., Class A (a)	5,083	293,594
SPS Commerce, Inc. (a)	4,748	471,524
SunPower Corp. (a)	5,615	187,822
Sykes Enterprises, Inc. (a)	24,930	1,098,914
Synaptics, Inc. (a)(b)	6,755	914,762
SYNNEX Corp.	7,102	815,594
TTEC Holdings, Inc.	11,701	1,175,365
TTM Technologies, Inc. (a)	66,164	959,378
Ultra Clean Holdings, Inc. (a)	15,070	874,663
VirnetX Holding Corp. (b)	76,846	428,032
Vishay Intertechnology, Inc.	19,688	474,087
Xerox Holdings Corp.	34,006	825,325
Xperi Holding Corp.	34,129	742,988
		43,330,422
Materials (4.8%):
AdvanSix, Inc. (a)	28,723	770,351
Alcoa Corp. (a)	14,799	480,820
Boise Cascade Co.	16,572	991,502
Clearwater Paper Corp. (a)	14,075	529,502
Cleveland-Cliffs, Inc.	48,072	966,728
Commercial Metals Co.	39,011	1,203,099
Domtar Corp.	13,065	482,752
Forterra, Inc. (a)(b)	12,950	301,088
Hecla Mining Co.	53,116	302,230
Huntsman Corp.	32,993	951,188
Kraton Corp. (a)	15,384	562,901
Livent Corp. (a)	18,966	328,491
Olin Corp.	13,018	494,293
Reliance Steel & Aluminum Co.	9,483	1,444,165
Schnitzer Steel Industries, Inc.	28,081	1,173,505
Stepan Co.	4,608	585,723

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
SunCoke Energy, Inc.	118,305	$829,318
Trinseo SA	5,978	380,619
Tronox Holdings PLC, Class A	16,076	294,191
United States Steel Corp.	17,139	448,528
Warrior Met Coal, Inc.	35,500	608,115
Worthington Industries, Inc.	15,876	1,065,121
		15,194,230
Real Estate (5.7%):
American Homes 4 Rent, Class A	17,263	575,548
Americold Realty Trust	9,972	383,623
Community Healthcare Trust, Inc.	8,700	401,244
CoreCivic, Inc. (a)	56,168	508,320
CoreSite Realty Corp.	5,226	626,336
Cousins Properties, Inc.	27,987	989,340
CubeSmart	15,057	569,606
CyrusOne, Inc.	6,197	419,661
EastGroup Properties, Inc.	3,608	516,954
Equity Commonwealth	50,300	1,398,341
eXp World Holdings, Inc. (a)(b)	21,700	988,435
First Industrial Realty Trust, Inc.	13,154	602,322
Gaming and Leisure Properties, Inc.	8,144	345,550
Innovative Industrial Properties, Inc.	3,425	617,048
Life Storage, Inc.	6,607	567,872
National Storage Affiliates Trust	13,325	532,067
Newmark Group, Inc., Class A	89,200	892,446
QTS Realty Trust, Inc., Class A (b)	7,516	466,293
RE/MAX Holdings, Inc.	19,685	775,392
Realogy Holdings Corp. (a)	33,125	501,181
Redfin Corp. (a)	5,502	366,378
Rexford Industrial Realty, Inc.	10,393	523,807
Safehold, Inc.	10,366	726,657
Sunstone Hotel Investors, Inc. (a)	44,303	552,015
Tanger Factory Outlet Centers, Inc.	21,738	328,896
The RMR Group, Inc., Class A	21,080	860,275
The St. Joe Co.	27,068	1,161,218
Uniti Group, Inc.	49,438	545,301
		17,742,126
Utilities (1.4%):
Clearway Energy, Inc., Class C	43,060	1,211,709
MDU Resources Group, Inc.	21,941	693,555
National Fuel Gas Co.	34,451	1,722,205
Ormat Technologies, Inc. (b)	5,165	405,607
Sunnova Energy International, Inc. (a)	13,854	565,520
		4,598,596

Total Common Stocks (Cost $239,645,350)		315,717,978
Rights (0.0%)(d)
Health Care (0.0%):
Achillion Pharmaceuticals (a)(e)(f)	17,954	4,129
Total Rights (Cost $–)		4,129
Collateral for Securities Loaned^ (4.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (g)	300,854	300,854
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (g)	7,747,675	7,747,675
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (g)	150,141	150,141
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (g)	1,197,177	1,197,177

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	5,382,742	$5,382,742
Total Collateral for Securities Loaned (Cost $14,778,589)		14,778,589
Total Investments (Cost $254,423,939) — 104.4%		330,500,696
Liabilities in excess of other assets — (4.4)%		(14,061,439)
NET ASSETS - 100.00%		$316,439,257

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2021.
(h)	Affiliated holding.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	5	6/18/21	$571,413	$555,625	$(15,788)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(15,788)
	Total net unrealized appreciation (depreciation)				$(15,788)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Australia (4.1%):
Consumer Staples (0.9%):
Coca-Cola Amatil Ltd.	271,919	$2,781,446
Coles Group Ltd.	95,531	1,164,906
		3,946,352
Energy (0.6%):
Washington H Soul Pattinson & Co. Ltd.	118,166	2,842,234

Health Care (0.3%):
Sonic Healthcare Ltd.	57,476	1,536,119

Information Technology (0.1%):
Afterpay Ltd. (a)	5,711	441,503

Materials (1.1%):
BlueScope Steel Ltd.	171,137	2,522,203
Fortescue Metals Group Ltd.	140,267	2,135,617
		4,657,820
Real Estate (1.1%):
Goodman Group	209,964	2,897,731
Stockland	514,520	1,724,289
		4,622,020
		18,046,048
Austria (1.6%):
Energy (0.6%):
OMV AG	50,398	2,562,399

Financials (0.5%):
Raiffeisen Bank International AG (a)	103,304	2,274,060

Materials (0.3%):
voestalpine AG	29,771	1,236,187

Utilities (0.2%):
Verbund AG (b)	14,079	1,025,913
		7,098,559
Belgium (1.0%):
Financials (0.7%):
Sofina SA	9,598	3,254,420

Health Care (0.3%):
UCB SA	12,017	1,145,700
		4,400,120
Bermuda (0.5%):
Industrials (0.5%):
Jardine Matheson Holdings Ltd.	32,600	2,131,714

Canada (7.3%):
Consumer Discretionary (0.9%):
Canadian Tire Corp. Ltd., Class A (b)	9,455	1,341,536
Magna International, Inc.	28,424	2,503,058
		3,844,594
Consumer Staples (1.7%):
Empire Co. Ltd., Class A	96,762	3,016,378
Loblaw Cos. Ltd.	39,151	2,186,737
Metro, Inc.	49,745	2,269,070
		7,472,185
Energy (0.2%):
Cameco Corp.	63,739	1,056,865

Industrials (1.1%):
Ballard Power Systems, Inc. (a)	18,677	455,464

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Canadian Pacific Railway Ltd.	4,652	$1,776,632
Ritchie Bros. Auctioneers, Inc.	17,800	1,042,069
WSP Global, Inc. (b)	16,879	1,605,644
		4,879,809
Information Technology (0.3%):
BlackBerry Ltd. (a)	57,796	484,680
Shopify, Inc., Class A (a)	701	773,830
		1,258,510
Materials (1.6%):
B2Gold Corp.	138,009	594,048
First Quantum Minerals Ltd.	30,496	581,119
Kinross Gold Corp.	230,366	1,534,124
Lundin Mining Corp.	86,496	889,838
Pan American Silver Corp.	24,882	746,351
Teck Resources Ltd., Class B	96,426	1,846,659
Yamana Gold, Inc.	134,863	585,871
		6,778,010
Real Estate (0.3%):
FirstService Corp.	8,204	1,217,627

Utilities (1.2%):
Hydro One Ltd. (c)	91,066	2,120,780
Northland Power, Inc. (b)	90,271	3,271,547
		5,392,327
		31,899,927
Denmark (3.2%):
Consumer Discretionary (0.4%):
Pandora A/S (a)	14,602	1,568,205

Financials (0.3%):
Danske Bank A/S	62,553	1,173,372

Health Care (0.2%):
GN Store Nord A/S	13,572	1,071,098

Industrials (1.7%):
AP Moller - Maersk A/S, Class B (b)	1,088	2,533,471
DSV PANALPINA A/S	8,344	1,640,991
ROCKWOOL International A/S, Class B	2,418	1,021,774
Vestas Wind Systems A/S	11,056	2,274,814
		7,471,050
Utilities (0.6%):
Orsted A/S (c)	16,789	2,718,152
		14,001,877
Finland (1.1%):
Consumer Staples (0.7%):
Kesko Oyj, Class B	102,805	3,151,148

Energy (0.4%):
Neste Oyj	29,523	1,570,443
		4,721,591
France (7.1%):
Communication Services (0.7%):
Iliad SA	4,426	843,221
Publicis Groupe SA	38,426	2,350,225
		3,193,446
Consumer Discretionary (0.2%):
Faurecia SE (a)	3,212	171,402
Renault SA (a)	17,364	753,661
		925,063

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.6%):
Carrefour SA	157,788	$2,864,237

Financials (2.2%):
BNP Paribas SA (a)	35,910	2,189,588
CNP Assurances	99,896	1,903,172
Credit Agricole SA	162,731	2,361,067
Natixis SA (a)	186,409	894,308
Societe Generale SA	81,181	2,129,111
		9,477,246
Health Care (0.8%):
BioMerieux	7,855	1,001,666
Sartorius Stedim Biotech (b)	5,713	2,358,119
		3,359,785
Industrials (1.7%):
Bouygues SA	55,005	2,210,285
Cie de Saint-Gobain	41,422	2,449,733
Schneider Electric SE	17,930	2,744,764
		7,404,782
Information Technology (0.4%):
Atos SE (a)	24,680	1,929,498

Utilities (0.5%):
Electricite de France SA	150,057	2,017,573
		31,171,630
Germany (9.3%):
Communication Services (0.2%):
United Internet AG, Registered Shares	24,375	979,755

Consumer Discretionary (3.3%):
Bayerische Motoren Werke AG	27,791	2,889,663
Daimler AG	25,513	2,279,183
Delivery Hero SE (a)(c)	7,680	997,403
HelloFresh SE (a)(b)	25,377	1,896,900
Porsche Automobil Holding SE, Preference Shares	27,130	2,883,110
Volkswagen AG, Preference Shares	10,316	2,892,869
Zalando SE (a)(c)	8,823	867,316
		14,706,444
Financials (0.8%):
Commerzbank AG (a)	242,564	1,490,421
Deutsche Bank AG, Registered Shares (a)	152,276	1,823,339
		3,313,760
Health Care (1.4%):
Bayer AG, Registered Shares	35,762	2,267,988
Merck KGaA	10,163	1,741,512
Sartorius AG, Preference Shares	4,380	2,188,842
		6,198,342
Industrials (1.8%):
Brenntag SE	34,175	2,924,064
Deutsche Post AG, Registered Shares	58,557	3,215,353
Siemens AG, Registered Shares	9,404	1,547,347
		7,686,764
Materials (0.8%):
Covestro AG (c)	15,569	1,049,217
HeidelbergCement AG	27,394	2,493,905
		3,543,122
Real Estate (1.0%):
Deutsche Wohnen SE	30,792	1,439,626
LEG Immobilien SE	11,329	1,493,401

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Vonovia SE	22,659	$1,483,348
		4,416,375
		40,844,562
Hong Kong (7.0%):
Consumer Discretionary (1.2%):
Techtronic Industries Co. Ltd.	142,806	2,443,028
Xinyi Glass Holdings Ltd.	912,455	2,981,093
		5,424,121
Consumer Staples (0.5%):
WH Group Ltd. (c)	2,494,395	2,021,325

Financials (0.7%):
Hong Kong Exchanges and Clearing Ltd.	50,328	2,960,985

Industrials (1.2%):
CK Hutchison Holdings Ltd.	421,497	3,358,660
Jardine Strategic Holdings Ltd.	64,700	2,136,394
		5,495,054
Real Estate (3.4%):
CK Asset Holdings Ltd.	567,076	3,442,814
ESR Cayman Ltd. (a)(c)	844,010	2,762,904
Hang Lung Properties Ltd.	560,937	1,457,457
Sino Land Co. Ltd.	2,053,613	2,858,092
Sun Hung Kai Properties Ltd.	228,054	3,455,519
Wharf Real Estate Investment Co. Ltd.	191,000	1,069,921
		15,046,707
		30,948,192
Ireland (0.5%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	5,395	1,162,254

Industrials (0.3%):
Kingspan Group PLC	14,142	1,201,700
		2,363,954
Isle of Man (0.2%):
Consumer Discretionary (0.2%):
Entain PLC (a)	39,195	820,889

Israel (0.6%):
Health Care (0.4%):
Teva Pharmaceutical Industries Ltd., ADR (a)	139,142	1,605,699

Materials (0.2%):
ICL Group Ltd.	196,946	1,155,796
		2,761,495
Italy (1.9%):
Communication Services (0.5%):
Telecom Italia SpA	4,356,733	2,361,550

Financials (0.4%):
UniCredit SpA (a)	175,823	1,862,482

Health Care (0.4%):
DiaSorin SpA	10,688	1,718,421

Industrials (0.3%):
Prysmian SpA	32,989	1,074,367

Utilities (0.3%):
Enel SpA	126,647	1,264,163
		8,280,983

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Japan (27.7%):
Communication Services (1.6%):
Capcom Co. Ltd.	28,600	$930,470
KDDI Corp.	21,300	654,421
Koei Tecmo Holdings Co. Ltd.	25,610	1,150,712
Konami Holdings Corp.	6,500	387,647
Nexon Co. Ltd.	26,700	867,448
Nintendo Co. Ltd. (d)	800	447,493
Nippon Telegraph & Telephone Corp.	61,300	1,576,603
SoftBank Group Corp.	8,500	717,692
Z Holdings Corp.	68,300	340,326
		7,072,812
Consumer Discretionary (3.9%):
Bandai Namco Holdings, Inc.	6,900	492,866
Denso Corp.	8,500	565,154
Honda Motor Co. Ltd.	36,700	1,102,328
Iida Group Holdings Co. Ltd.	48,100	1,164,847
Koito Manufacturing Co. Ltd.	6,000	402,896
Mercari, Inc. (a)	20,800	944,941
NGK Spark Plug Co. Ltd.	25,200	435,812
Nitori Holdings Co. Ltd.	3,100	601,063
Panasonic Corp.	35,600	458,612
Rinnai Corp.	12,400	1,390,371
Ryohin Keikaku Co. Ltd.	16,900	400,400
Sekisui House Ltd.	33,300	715,423
Sharp Corp. (b)	15,600	269,647
Shimamura Co. Ltd.	10,100	1,167,213
Shimano, Inc.	2,500	596,719
Sony Group Corp.	10,700	1,122,774
Sumitomo Electric Industries Ltd.	41,100	616,686
Toyoda Gosei Co. Ltd.	34,800	915,823
Toyota Industries Corp.	13,500	1,204,615
Toyota Motor Corp.	18,500	1,442,498
Yamada Holdings Co. Ltd.	109,200	589,976
Yamaha Motor Co. Ltd.	19,100	468,598
		17,069,262
Consumer Staples (2.2%):
Aeon Co. Ltd.	17,800	531,422
Ajinomoto Co., Inc.	64,400	1,320,346
Asahi Group Holdings Ltd.	13,900	586,819
Cosmos Pharmaceutical Corp.	2,900	453,240
Japan Tobacco, Inc.	48,100	925,000
Kikkoman Corp.	7,200	429,394
Kobe Bussan Co. Ltd.	13,500	362,240
NH Foods Ltd. (b)	22,800	979,059
Seven & i Holdings Co. Ltd.	38,100	1,538,826
Sundrug Co. Ltd.	33,700	1,235,158
Toyo Suisan Kaisha Ltd.	12,800	538,642
Tsuruha Holdings, Inc.	3,600	465,231
Welcia Holdings Co. Ltd.	10,900	374,842
		9,740,219
Energy (0.7%):
ENEOS Holdings, Inc.	252,400	1,145,736
Idemitsu Kosan Co. Ltd.	40,144	1,036,841
Inpex Corp.	129,800	888,044
		3,070,621
Financials (4.8%):
ACOM Co. Ltd. (b)	103,100	480,511
Concordia Financial Group Ltd. (b)	232,000	942,697
Fukuoka Financial Group, Inc.	45,500	864,294

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Japan Exchange Group, Inc.	24,800	$582,407
Japan Post Bank Co. Ltd. (b)	78,100	752,022
Japan Post Holdings Co. Ltd.	171,000	1,526,929
Japan Post Insurance Co. Ltd.	56,700	1,166,840
Mitsubishi HC Capital, Inc. (b)	196,400	1,187,287
Mitsubishi UFJ Financial Group, Inc.	241,300	1,292,101
Mizuho Financial Group, Inc.	47,700	690,247
Nomura Holdings, Inc.	193,500	1,018,108
ORIX Corp.	58,200	983,870
Resona Holdings, Inc.	264,700	1,113,417
Shinsei Bank Ltd.	69,500	1,125,208
Sumitomo Mitsui Financial Group, Inc.	37,400	1,356,215
Sumitomo Mitsui Trust Holdings, Inc. (b)	35,100	1,225,800
T&D Holdings, Inc.	65,200	841,405
The Bank of Kyoto Ltd.	16,100	992,226
The Chiba Bank Ltd.	154,300	1,012,376
The Shizuoka Bank Ltd.	140,600	1,106,986
Tokyo Century Corp. (b)	11,700	787,765
		21,048,711
Health Care (1.1%):
Alfresa Holdings Corp.	24,100	465,206
Chugai Pharmaceutical Co. Ltd.	12,300	499,681
Kyowa Kirin Co. Ltd.	16,400	491,258
M3, Inc.	10,700	733,119
Medipal Holdings Corp.	62,400	1,199,435
Ono Pharmaceutical Co. Ltd.	35,500	928,462
Sysmex Corp.	4,700	507,217
		4,824,378
Industrials (5.6%):
Amada Co. Ltd.	40,800	455,631
Asahi Glass Co. Ltd.	29,900	1,252,824
Dai Nippon Printing Co. Ltd.	25,100	526,759
Daifuku Co. Ltd.	7,500	735,747
Daikin Industries Ltd.	2,800	565,575
Fuji Electric Co. Ltd.	10,500	438,054
ITOCHU Corp.	47,000	1,525,692
Kajima Corp.	79,500	1,130,267
Kubota Corp.	48,800	1,112,684
Kurita Water Industries Ltd.	25,200	1,082,118
Lixil Corp.	31,500	876,584
Marubeni Corp.	159,400	1,328,285
Mitsubishi Corp.	52,200	1,478,606
Mitsui & Co. Ltd.	66,100	1,377,033
MonotaRO Co. Ltd.	15,200	411,844
NGK Insulators Ltd.	26,800	490,889
Nidec Corp.	3,700	449,860
Nippon Express Co. Ltd.	7,900	589,104
Nippon Yusen KK	41,500	1,417,760
Obayashi Corp.	115,000	1,056,335
SG Holdings Co. Ltd.	40,100	920,667
Shimizu Corp.	140,700	1,140,880
Sumitomo Corp.	45,400	647,926
Taisei Corp.	30,200	1,167,004
Toppan Printing Co. Ltd.	66,400	1,123,692
Toyota Tsusho Corp.	21,000	882,760
Yamato Holdings Co. Ltd.	17,900	491,643
		24,676,223
Information Technology (3.2%):
Azbil Corp.	26,900	1,159,986
Brother Industries Ltd.	48,600	1,077,117
Canon, Inc.	28,700	649,971

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
FUJIFILM Holdings Corp.	22,300	$1,326,093
Fujitsu Ltd.	8,200	1,187,330
Hirose Electric Co. Ltd.	4,100	631,511
Hitachi Ltd.	21,900	991,743
Ibiden Co. Ltd.	17,800	819,928
Kyocera Corp.	8,600	546,742
Lasertec Corp.	2,500	328,507
Murata Manufacturing Co. Ltd.	5,500	440,100
NEC Corp.	21,200	1,250,896
Renesas Electronics Corp. (a)	26,700	289,955
Ricoh Co. Ltd.	130,600	1,328,456
Rohm Co. Ltd.	3,700	361,964
Seiko Epson Corp. (b)	27,300	444,706
SUMCO Corp. (d)	17,900	409,189
TDK Corp.	5,700	790,778
		14,034,972
Materials (1.9%):
JFE Holdings, Inc.	90,100	1,111,369
Mitsubishi Gas Chemical Co., Inc.	43,000	1,056,127
Mitsui Chemicals, Inc.	33,400	1,056,407
Nippon Steel Corp.	35,400	604,363
Nitto Denko Corp.	6,100	522,226
Oji Holdings Corp.	169,800	1,100,243
Sumitomo Chemical Co. Ltd.	102,700	532,553
Sumitomo Metal Mining Co. Ltd.	8,600	371,940
Taiheiyo Cement Corp.	31,900	840,370
Tosoh Corp.	56,000	1,073,376
		8,268,974
Real Estate (1.3%):
Aeon Mall Co. Ltd.	61,000	1,062,670
Daito Trust Construction Co. Ltd.	10,400	1,207,529
GLP J-REIT	266	437,636
Hulic Co. Ltd.	109,300	1,290,828
Japan Metropolitan Fund Invest	401	410,435
Mitsubishi Estate Co. Ltd.	28,500	498,428
Nippon Prologis REIT, Inc.	181	582,312
		5,489,838
Utilities (1.4%):
Chubu Electric Power Co., Inc.	108,300	1,396,629
Kyushu Electric Power Co., Inc.	81,100	801,459
Osaka Gas Co. Ltd.	42,500	829,616
The Kansai Electric Power Co., Inc.	116,200	1,259,797
Tohoku Electric Power Co., Inc.	86,000	813,303
Tokyo Electric Power Co. Holdings (a)	304,800	1,017,839
		6,118,643
		121,414,653
Luxembourg (0.8%):
Health Care (0.3%):
Eurofins Scientific SE (a)	12,103	1,159,447

Materials (0.5%):
ArcelorMittal SA (a)	75,938	2,198,217
		3,357,664
Netherlands (2.8%):
Consumer Discretionary (0.2%):
Stellantis NV	45,403	804,911

Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	121,490	3,391,182

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (1.3%):
Aegon NV	403,604	$1,921,133
ING Groep NV	89,306	1,094,952
NN Group NV	56,017	2,744,725
		5,760,810
Information Technology (0.5%):
Adyen NV (a)(c)	598	1,337,830
ASM International NV	3,211	935,921
		2,273,751
		12,230,654
New Zealand (0.6%):
Health Care (0.3%):
Fisher & Paykel Healthcare Corp. Ltd.	49,049	1,102,680

Utilities (0.3%):
Mercury NZ Ltd.	328,643	1,496,071
		2,598,751
Norway (0.9%):
Communication Services (0.5%):
Adevinta ASA (a)(b)	82,527	1,217,165
Schibsted ASA, Class A (a)(b)	27,623	1,161,698
		2,378,863
Materials (0.4%):
Norsk Hydro ASA	234,621	1,505,075
		3,883,938
Portugal (0.4%):
Utilities (0.4%):
Energias de Portugal SA	272,895	1,561,966

Singapore (1.1%):
Consumer Staples (0.8%):
Wilmar International Ltd.	854,700	3,447,807

Real Estate (0.3%):
Mapletree Logistics Trust	869,600	1,249,128
		4,696,935
Spain (1.8%):
Energy (0.6%):
Repsol SA	204,458	2,537,553

Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	179,565	934,071
Banco Santander SA	269,633	918,055
		1,852,126
Industrials (0.5%):
Siemens Gamesa Renewable Energy SA	53,127	2,060,517

Utilities (0.3%):
Iberdrola SA	118,939	1,535,576
		7,985,772
Sweden (4.5%):
Consumer Discretionary (0.8%):
Evolution Gaming Group AB (b)(c)	15,372	2,267,980
Husqvarna AB, B Shares	100,522	1,450,807
		3,718,787
Consumer Staples (0.3%):
Swedish Match AB	15,074	1,179,107

Financials (1.7%):
EQT AB	102,337	3,375,502
Industrivarden AB, Class A	47,736	1,759,095

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Kinnevik AB, Class B	48,017	$2,339,068
		7,473,665
Industrials (1.7%):
Investment AB Latour, Class B	49,438	1,282,984
Nibe Industrier AB, Class B	81,314	2,526,282
SKF AB, B Shares (b)	46,683	1,329,317
Volvo AB, Class B	96,128	2,436,203
		7,574,786
		19,946,345
Switzerland (1.0%):
Health Care (0.2%):
Lonza Group AG, Registered Shares	1,955	1,097,617

Information Technology (0.6%):
Logitech International SA, Class R	23,743	2,501,069

Materials (0.2%):
Glencore PLC (a)	255,282	1,001,157
		4,599,843
United Kingdom (11.7%):
Communication Services (2.0%):
BT Group PLC (a)	1,264,993	2,701,724
Pearson PLC	118,076	1,257,001
Vodafone Group PLC	1,434,869	2,610,796
WPP PLC	180,484	2,292,406
		8,861,927
Consumer Discretionary (1.5%):
Barratt Developments PLC (a)	93,104	959,300
Kingfisher PLC (a)	557,052	2,446,325
Persimmon PLC	21,917	889,017
Stellantis NV	143,228	2,538,495
		6,833,137
Consumer Staples (3.1%):
British American Tobacco PLC	64,135	2,454,615
Imperial Brands PLC	116,129	2,390,514
J Sainsbury PLC	897,581	3,003,082
Tesco PLC	541,804	1,710,704
Wm Morrison Supermarkets PLC	1,564,403	3,937,988
		13,496,903
Financials (2.4%):
3i Group PLC	80,617	1,282,998
Admiral Group PLC	47,311	2,024,164
Aviva PLC	476,139	2,681,567
Barclays PLC	929,384	2,383,983
Natwest Group PLC	387,656	1,049,634
RSA Insurance Group PLC	105,017	986,708
		10,409,054
Industrials (0.6%):
Bunzl PLC	46,882	1,502,578
CNH Industrial NV	68,384	1,060,501
		2,563,079
Materials (1.7%):
Anglo American PLC	56,233	2,205,330
Antofagasta PLC	53,473	1,246,818
Evraz PLC (d)	279,532	2,229,160
Fresnillo PLC	51,865	618,401
Rio Tinto PLC	16,265	1,245,457
		7,545,166

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Segro PLC	145,938	$1,887,851
		51,597,117
United States (0.4%):
Health Care (0.4%):
Bausch Health Cos., Inc. (a)	57,737	1,831,542

Total Common Stocks (Cost $369,025,090)		435,196,721
Collateral for Securities Loaned^ (3.6%)
United States (3.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (e)	314,425	314,425
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (e)	8,097,170	8,097,170
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (e)	156,914	156,914
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (e)	1,251,181	1,251,181
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (e)	5,625,556	5,625,556
Total Collateral for Securities Loaned (Cost $15,445,246)		15,445,246
Total Investments (Cost $384,470,336) — 102.7%		450,641,967
Liabilities in excess of other assets — (2.7)%		(11,686,118)
NET ASSETS - 100.00%		$438,955,849

^	Purchased with cash collateral from securities on loan.

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $16,142,907 and amounted to 3.7% of net assets.

(d)	All or a portion of this security has been segregated as collateral for derivative instruments.

(e)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt

PLC—Public Limited Company

REIT—Real Estate Investment Trust

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	14	6/18/21	$1,534,841	$1,534,400	$(441)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(441)
	Total net unrealized appreciation (depreciation)				$(441)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Brazil (3.7%):
Consumer Staples (0.7%):
JBS SA	302,652	$1,624,013
Natura & Co. Holding SA (a)	62,324	531,681
		2,155,694
Energy (0.3%):
Cosan SA	47,300	766,289

Financials (0.4%):
Banco BTG Pactual SA	32,200	553,785
Banco Inter SA	27,100	752,586
		1,306,371
Industrials (0.2%):
WEG SA	47,100	622,324

Materials (1.5%):
Bradespar SA, Preference Shares	76,900	930,895
Cia Siderurgica Nacional SA	229,900	1,544,074
Vale SA	111,485	1,935,528
		4,410,497
Utilities (0.6%):
Centrais Eletricas Brasileiras SA	162,748	988,370
Cia Paranaense de Energia, Preference Shares	570,000	720,202
		1,708,572
		10,969,747
Chile (0.6%):
Consumer Staples (0.6%):
Cencosud SA	764,999	1,639,998

China (27.8%):
Communication Services (1.2%):
Baidu, Inc., ADR (a)	2,234	486,007
Bilibili, Inc., ADR (a)	4,463	477,809
China Literature Ltd. (a)(b)(c)	80,000	791,824
DouYu International Holdings Ltd., ADR (a)	46,250	481,462
JOYY, Inc., ADR (b)	9,967	934,207
Momo, Inc., ADR	26,094	384,626
		3,555,935
Consumer Discretionary (4.1%):
Brilliance China Automotive Holdings Ltd. (d)	1,133,356	957,772
BYD Co. Ltd., Class H	38,500	816,604
China Meidong Auto Holdings Ltd.	116,000	537,890
Dongfeng Motor Group Co. Ltd., Class H	1,269,986	1,179,415
Fuyao Glass Industry Group Co. Ltd., Class H (c)	90,800	540,167
Great Wall Motor Co. Ltd., Class H	445,576	1,235,092
GSX Techedu, Inc., ADR (a)(b)	8,306	281,407
Guangzhou Automobile Group Co. Ltd.	1,130,569	949,600
JD.com, Inc., ADR (a)	7,162	603,972
Jiumaojiu International Holdings Ltd. (a)(c)	132,000	528,037
Meituan Dianping, Class B (a)(c)	25,628	982,998
NIO, Inc., ADR (a)	23,134	901,763
Pinduoduo, Inc., ADR (a)	7,363	985,759
Yadea Group Holdings Ltd. (c)	540,000	1,198,850
Zhongsheng Group Holdings Ltd.	76,694	540,595
		12,239,921
Consumer Staples (0.3%):
China Feihe Ltd. (c)	275,000	778,190

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Yihai International Holding Ltd.	26,784	$277,333
		1,055,523
Energy (1.0%):
China Shenhua Energy Co. Ltd., Class H	539,500	1,111,692
Yanzhou Coal Mining Co. Ltd., Class H	1,480,832	1,752,362
		2,864,054
Financials (10.1%):
Agricultural Bank of China Ltd., Class H (e)	5,923,588	2,369,603
Bank of China Ltd., Class H (e)	7,514,396	2,860,988
Bank of Communications Co. Ltd., Class H	4,563,357	2,905,494
China Cinda Asset Management Co. Ltd., Class H	8,510,642	1,773,404
China CITIC Bank Corp. Ltd., Class H	4,731,883	2,404,149
China Construction Bank Corp., Class H (e)	2,836,299	2,385,943
China Everbright Bank Co. Ltd., Class H	4,511,001	1,966,994
China Galaxy Securities Co. Ltd., Class H	2,140,948	1,321,836
China Huarong Asset Management Co. Ltd., Class H (c)	11,139,282	1,461,463
China International Capital Corp. Ltd., Class H (a)(c)	272,384	660,074
China Merchants Bank Co. Ltd., Class H	104,500	797,751
China Minsheng Banking Corp. Ltd., Class H	4,207,404	2,440,737
Chongqing Rural Commercial Bank Co. Ltd., Class H	4,115,856	1,773,517
GF Securities Co. Ltd., Class H	1,006,724	1,543,537
Huatai Securities Co. Ltd., Class H (c)	411,948	631,610
Industrial & Commercial Bank of China Ltd., Class H	1,829,114	1,312,820
New China Life Insurance Co. Ltd., Class H	148,900	576,490
Postal Savings Bank of China Co. Ltd., Class H (c)	1,274,572	952,513
		30,138,923
Health Care (2.7%):
China Medical System Holdings Ltd.	838,148	1,658,087
China Resources Pharmaceutical Group Ltd. (c)	2,694,365	1,680,848
Pharmaron Beijing Co. Ltd., Class H (c)	30,100	568,747
Shanghai Pharmaceuticals Holding Co. Ltd.	1,076,305	2,112,614
Sinopharm Group Co. Ltd., Class H	637,200	1,542,502
Wuxi Biologics Cayman, Inc. (a)(c)	38,191	478,220
		8,041,018
Industrials (3.7%):
China Lesso Group Holdings Ltd.	338,511	728,014
China Railway Group Ltd., Class H	3,745,432	1,980,041
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	1,264,000	1,625,839
Country Garden Services Holdings Co. Ltd.	186,043	1,885,688
Ever Sunshine Lifestyle Services Group Ltd.	252,000	634,015
Fosun International Ltd.	1,129,604	1,580,831
Weichai Power Co. Ltd.	208,847	515,774
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	244,800	459,721
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,035,360	1,478,239
		10,888,162
Information Technology (0.4%):
Daqo New Energy Corp., ADR (a)	3,170	239,335
Xinyi Solar Holdings Ltd.	527,580	867,260
		1,106,595
Materials (1.1%):
China Hongqiao Group Ltd.	1,139,568	1,521,486
China National Building Material Co. Ltd., Class H	779,061	1,124,332
Jiangxi Copper Co. Ltd., Class H	365,000	697,657
		3,343,475
Real Estate (1.7%):
China Vanke Co. Ltd., Class H	410,849	1,609,162
Kaisa Group Holdings Ltd. (b)	963,446	475,871
Longfor Group Holdings Ltd. (c)	247,118	1,636,975
Seazen Group Ltd.	1,010,161	1,240,864
		4,962,872
Utilities (1.5%):
China Longyuan Power Group Corp. Ltd., Class H	1,137,588	1,545,180
China Power International Development Ltd.	9,195,989	2,140,954

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Huaneng Power International, Inc., Class H	1,970,000	$699,368
		4,385,502
		82,581,980
Cyprus (0.4%):
Financials (0.4%):
TCS Group Holding PLC, GDR	18,176	1,060,685

Greece (0.0%):(f)
Consumer Discretionary (0.0%):
FF Group (a)(d)(g)	14,913	4,206

Hong Kong (8.4%):
Consumer Staples (0.3%):
Vinda International Holdings Ltd. (b)	249,452	842,261

Financials (0.9%):
China Everbright Ltd.	483,139	631,388
Far East Horizon Ltd.	1,785,000	2,144,447
		2,775,835
Health Care (0.6%):
China Traditional Chinese Medicine Holdings Co. Ltd.	2,606,234	1,625,869

Industrials (1.4%):
China Merchants Port Holdings Co. Ltd.	674,000	1,033,395
CITIC Ltd.	2,744,827	2,598,503
Sinotruk Hong Kong Ltd.	169,697	508,581
		4,140,479

Information Technology (1.1%):
Kingboard Holdings Ltd.	339,286	1,832,929
Kingboard Laminates Holdings Ltd.	305,000	659,866
Lenovo Group Ltd.	580,000	825,113
		3,317,908
Materials (0.4%):
Nine Dragons Paper Holdings Ltd.	851,731	1,246,737

Real Estate (2.1%):
China Resources Land Ltd.	162,750	788,164
Hopson Development Holdings Ltd.	222,000	799,542
Shimao Group Holdings Ltd.	359,868	1,131,755
The Wharf Holdings Ltd.	562,000	1,489,134
Yuexiu Property Co. Ltd.	8,965,332	2,029,595
		6,238,190
Utilities (1.6%):
Beijing Enterprises Holdings Ltd.	639,184	2,256,829
China Resources Power Holdings Co. Ltd.	1,773,564	2,354,273
		4,611,102
		24,798,381
Hungary (1.0%):
Energy (0.3%):
MOL Hungarian Oil & Gas PLC (a)	123,137	893,319

Health Care (0.7%):
Richter Gedeon Nyrt	73,185	2,161,964
		3,055,283
India (3.0%):
Consumer Staples (0.3%):
Tata Consumer Products Ltd.	98,823	863,559

Energy (0.3%):
Reliance Industries Ltd.	29,313	803,089

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (0.8%):
Muthoot Finance Ltd. (a)	40,117	$661,669
REC Ltd.	761,802	1,366,505
Shriram Transport Finance Co. Ltd.	23,669	460,439
		2,488,613
Industrials (0.3%):
Havells India Ltd.	54,760	786,718

Materials (0.5%):
Hindalco Industries Ltd.	155,461	694,978
Tata Steel Ltd.	81,379	903,627
		1,598,605
Real Estate (0.2%):
DLF Ltd.	148,959	584,824

Utilities (0.6%):
Adani Green Energy Ltd. (a)	126,070	1,905,092
		9,030,500
Indonesia (1.5%):
Consumer Staples (0.8%):
PT Gudang Garam Tbk (a)	254,400	633,592
PT Indofood Sukses Makmur Tbk	3,614,425	1,642,355
		2,275,947
Energy (0.4%):
PT Adaro Energy Tbk	5,735,300	463,957
PT United Tractors Tbk	487,300	742,273
		1,206,230
Materials (0.3%):
Aneka Tambang Tbk	2,317,400	358,978
PT Indah Kiat Pulp & Paper Corp. Tbk	985,146	708,762
		1,067,740
		4,549,917
Korea, Republic Of (25.3%):
Communication Services (2.6%):
Kakao Corp.	3,684	1,621,058
LG Uplus Corp.	156,135	1,689,997
NAVER Corp.	3,344	1,113,928
Pearl Abyss Corp. (a)	2,213	602,452
SK Telecom Co. Ltd.	10,754	2,613,077
		7,640,512
Consumer Discretionary (3.7%):
Hankook Tire & Technology Co. Ltd.	39,316	1,703,954
Hyundai Mobis Co. Ltd.	5,331	1,375,438
Hyundai Motor Co.	6,839	1,317,342
Kia Corp.	22,936	1,680,048
LG Electronics, Inc.	13,794	1,828,231
Lotte Shopping Co. Ltd.	14,241	1,585,479
Shinsegae, Inc.	6,248	1,551,304
		11,041,796
Consumer Staples (2.5%):
CJ CheilJedang Corp.	4,432	1,609,500
E-MART, Inc.	9,954	1,503,984
GS Retail Co. Ltd.	50,728	1,709,983
KT&G Corp.	35,273	2,536,976
		7,360,443
Energy (0.5%):
GS Holdings Corp.	33,861	1,169,839
SK Innovation Co. Ltd.	1,964	380,045
		1,549,884

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Financials (7.0%):
DB Insurance Co. Ltd.	42,573	$1,779,282
Hana Financial Group, Inc.	45,211	1,709,769
Hyundai Marine & Fire Insurance Co. Ltd.	83,231	1,801,776
Industrial Bank of Korea	227,206	1,838,928
KB Financial Group, Inc.	42,992	2,134,880
Korea Investment Holdings Co. Ltd.	16,112	1,218,632
Meritz Securities Co. Ltd.	490,965	1,999,866
Mirae Asset Daewoo Co. Ltd.	156,181	1,360,676
NH Investment & Securities Co. Ltd.	79,966	823,153
Samsung Life Insurance Co. Ltd.	9,515	656,613
Samsung Securities Co. Ltd.	48,066	1,675,462
Shinhan Financial Group Co. Ltd.	59,353	1,964,011
Woori Financial Group, Inc.	204,811	1,827,781
		20,790,829
Health Care (0.5%):
Alteogen, Inc. (a)	3,219	254,846
Seegene, Inc.	4,347	499,708
Shin Poong Pharmaceutical Co. Ltd.	8,177	614,856
		1,369,410
Industrials (2.8%):
GS Engineering & Construction Corp.	42,303	1,607,271
Hanwha Corp.	50,128	1,410,715
Hyundai Glovis Co. Ltd.	7,223	1,196,653
Hyundai Heavy Industries Holdings Co. Ltd.	3,323	855,891
Korean Air Lines Co. Ltd. (a)	25,749	618,841
LG Corp.	19,719	1,575,081
Lotte Corp.	38,921	1,169,263
		8,433,715
Information Technology (1.7%):
LG Display Co. Ltd. (a)	32,969	662,730
LG Innotek Co. Ltd.	3,852	699,435
Samsung Electronics Co. Ltd.	28,590	2,056,308
SK Hynix, Inc.	14,789	1,731,427
		5,149,900
Materials (2.8%):
Hanwha Chemical Corp.	22,109	978,715
Hyundai Steel Co.	35,601	1,511,489
Kumho Petrochemical Co. Ltd.	6,681	1,564,361
Lotte Chemical Corp.	5,389	1,433,257
POSCO	7,395	2,090,921
SK Chemicals Co. Ltd.	2,712	600,271
		8,179,014
Utilities (1.2%):
Korea Electric Power Corp.	87,970	1,799,430
Korea Gas Corp.	55,666	1,657,561
		3,456,991
		74,972,494
Luxembourg (0.3%):
Financials (0.3%):
Reinet Investments SCA	40,456	799,490

Malaysia (1.3%):
Communication Services (0.2%):
Telekom Malaysia Bhd	466,300	689,357

Consumer Discretionary (0.3%):
Genting Bhd	800,500	971,064

Health Care (0.8%):
Hartalega Holdings Bhd	158,000	340,272

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Kossan Rubber Industries	931,100	$732,036
Supermax Corp. Bhd	437,400	401,904
Top Glove Corp. Bhd	728,200	793,793
		2,268,005
		3,928,426
Mexico (0.2%):
Financials (0.2%):
Grupo Financiero Banorte SAB de CV, Class O (a)	130,580	734,766

Philippines (0.2%):
Communication Services (0.2%):
PLDT, Inc.	25,690	646,253

Poland (2.6%):
Communication Services (1.0%):
Cyfrowy Polsat SA	225,252	1,687,392
Orange Polska SA (a)	719,614	1,200,876
		2,888,268
Consumer Staples (0.4%):
Dino Polska SA (a)(c)	17,952	1,185,578

Energy (0.4%):
Polskie Gornictwo Naftowe i Gazownictwo SA	872,380	1,329,573

Materials (0.5%):
KGHM Polska Miedz SA (a)	27,661	1,333,280

Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a)	489,501	843,291
		7,579,990
Russian Federation (2.9%):
Communication Services (0.3%):
Yandex NV, Class A (a)	11,212	729,445

Energy (1.0%):
Gazprom PJSC	592,510	1,790,819
Surgutneftegas PJSC	2,803,468	1,282,593
		3,073,412
Financials (0.9%):
Moscow Exchange MICEX PJSC	968,894	2,229,828
Sberbank of Russia PJSC	149,234	573,588
		2,803,416
Materials (0.2%):
Polyus PJSC	3,237	599,425

Utilities (0.5%):
Inter RAO UES PJSC	22,693,105	1,541,546
		8,747,244
South Africa (3.4%):
Communication Services (0.4%):
MTN Group Ltd.	211,461	1,243,741

Consumer Staples (0.3%):
Shoprite Holdings Ltd.	72,375	770,105

Energy (0.5%):
Exxaro Resources Ltd. (b)	126,248	1,486,462

Health Care (0.4%):
Aspen Pharmacare Holdings Ltd. (a)	116,173	1,135,748

Materials (1.8%):
African Rainbow Minerals Ltd.	69,151	1,302,401
Harmony Gold Mining Co. Ltd. (a)	178,663	757,424

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Impala Platinum Holdings Ltd.	54,575	$1,011,687
Northam Platinum Ltd. (a)	35,862	625,085
Sasol Ltd. (a)	60,248	863,760
Sibanye Stillwater Ltd.	186,516	821,030
		5,381,387
		10,017,443
Taiwan (10.6%):
Financials (1.3%):
Shin Kong Financial Holding Co. Ltd.	3,214,000	1,030,670
Yuanta Financial Holding Co. Ltd.	3,623,656	2,857,472
		3,888,142
Health Care (0.1%):
Oneness Biotech Co. Ltd. (a)	32,000	296,639

Industrials (0.9%):
Evergreen Marine Corp. Taiwan Ltd. (a)	1,628,000	2,596,082

Information Technology (7.5%):
Asustek Computer, Inc.	249,000	3,250,710
AU Optronics Corp. (a)	1,332,000	982,673
Compal Electronics, Inc. (e)	4,468,000	4,180,969
Foxconn Technology Co. Ltd.	1,035,000	2,633,477
Hon Hai Precision Industry Co. Ltd.	258,000	1,121,228
Innolux Corp.	3,554,000	2,628,164
MediaTek, Inc.	29,000	984,860
Nan Ya Printed Circuit Board Corp.	52,000	645,148
Pegatron Corp.	702,000	1,823,089
Synnex Technology International Corp.	712,000	1,359,969
United Microelectronics Corp.	1,028,142	1,808,878
Wistron Corp.	829,000	973,311
		22,392,476
Real Estate (0.8%):
Ruentex Development Co. Ltd.	1,364,000	2,366,313
		31,539,652
Thailand (2.5%):
Consumer Staples (1.3%):
Charoen Pokphand Foods PCL	2,107,100	1,989,102
Thai Union Group PCL	4,186,600	1,969,377
		3,958,479
Financials (0.8%):
Kasikornbank PCL	176,500	818,960
Krungthai Card PCL (a)	276,400	698,739
The Siam Commercial Bank PCL	263,200	939,098
		2,456,797

Information Technology (0.4%):
Delta Electronics Thailand PCL	110,550	1,025,904
		7,441,180
Turkey (2.8%):
Communication Services (0.4%):
Turkcell Iletisim Hizmetleri A/S	710,123	1,284,464

Financials (1.3%):
Akbank TAS (b)	711,638	403,272
Haci Omer Sabanci Holding A/S	1,024,296	1,064,364
Turkiye Garanti Bankasi A/S (a)(b)	925,914	748,451
Turkiye Is Bankasi A/S (a)	1,406,115	818,907
Yapi ve Kredi Bankasi A/S (a)(b)	3,241,631	861,693
		3,896,687

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2021
(Unaudited)

Security Description	Shares	Value
Industrials (0.6%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	253,886	$458,613
Turk Hava Yollari AO (a)	738,639	1,137,912
		1,596,525
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	775,234	1,429,400
		8,207,076
United Arab Emirates (0.6%):
Real Estate (0.6%):
Aldar Properties PJSC	1,610,706	1,648,790

Total Common Stocks (Cost $253,484,831)		293,953,501
Collateral for Securities Loaned^ (1.6%)
United States (1.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.05% (h)	99,789	99,789
Fidelity Investments Money Market Government Portfolio, Class I, 0.01% (h)	2,569,798	2,569,798
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.02% (h)	49,800	49,800
JPMorgan Prime Money Market Fund, Capital Class, 0.10% (h)	397,087	397,087
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (h)	1,785,382	1,785,382
Total Collateral for Securities Loaned (Cost $4,901,856)		4,901,856
Total Investments (Cost $258,386,687) — 100.7%		298,855,357
Liabilities in excess of other assets — (0.7)%		(2,177,216)
NET ASSETS - 100.00%		$296,678,141

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, the fair value of these securities was $14,076,094 and amounted to 4.7% of net assets.
(d)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2021, illiquid securities were 0.3% of net assets.
(e)	All or a portion of this security has been segregated as collateral for derivative instruments.
(f)	Amount represents less than 0.05% of net assets.
(g)	Security was fair valued using significant unobservable inputs as of March 31, 2021.
(h)	Rate disclosed is the daily yield on March 31, 2021.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	24	6/18/21	$1,604,277	$1,587,000	$(17,277)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(17,277)
	Total net unrealized appreciation (depreciation)				$(17,277)